PFI Prospectus | California Municipal Fund [Member]
CALIFORNIA MUNICIPAL FUND
Objective:
The Fund seeks to provide as high a level of current income that is exempt from federal and state personal income tax as is consistent with prudent investment management and preservation of capital.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Class A Shares of Principal Funds, Inc. More information about these and other discounts is available from your financial professional and in “Choosing a Share Class and The Costs of Investing” beginning on page 398 of the Fund’s prospectus and “Multiple Class Structure” beginning on page 6 of the Fund’s Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - PFI Prospectus - California Municipal Fund	California Municipal Fund, Class A [Member]	California Municipal Fund, Class C [Member]	California Municipal Fund, Class P	California Municipal Fund, Institutional Class
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	3.75%	none	none	none
Maximum Deferred Sales Charge (as a percentage)	1.00%	1.00%	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - PFI Prospectus - California Municipal Fund		California Municipal Fund, Class A [Member]	California Municipal Fund, Class C [Member]	California Municipal Fund, Class P		California Municipal Fund, Institutional Class
Management Fees (as a percentage of Assets)		0.45%	0.45%	0.45%		0.45%
Distribution and Service (12b-1) Fees		0.25%	1.00%
Component1 Other Expenses		0.03%	0.03%	0.03%		0.03%
Component2 Other Expenses		0.08%	0.26%	0.12%	[1]	95.12%
Expenses (as a percentage of Assets)		0.81%	1.74%	0.60%		95.60%
Fee Waiver or Reimbursement	[2]			(0.05%)		(94.97%)
Net Expenses (as a percentage of Assets)		0.81%	1.74%	0.55%		0.63%
[1]	(1) Based on estimated amounts for the current fiscal year (Class P).
[2]	(2) Principal Management Corporation ("Principal"), the investment advisor, has contractually agreed to limit the Fund’s expenses by paying, if necessary, expenses normally payable by the Fund, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses) to maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 0.52% for Class P and 0.60% for Institutional Class shares. It is expected that the expense limits will continue through the period ending February 28, 2017; however, Principal Funds, Inc. and Principal, the parties to the agreement, may mutually agree to terminate the expense limits prior to the end of the period.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - PFI Prospectus - California Municipal Fund - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
California Municipal Fund, Class A [Member]	455	624	808	1,339
California Municipal Fund, Class C [Member]	277	548	944	2,052
California Municipal Fund, Class P	56	186	329	744
California Municipal Fund, Institutional Class	64	6,640	6,778	6,780

With respect to Class C shares, you would pay the following expenses if you did not redeem your shares (all other classes would be the same as in the above example):
Expense Example, No Redemption	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
PFI Prospectus | California Municipal Fund | California Municipal Fund, Class C [Member] | USD ($)	177	548	944	2,052

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 26.6% of the average value of its portfolio.

Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in California municipal obligations (securities issued by or on behalf of state or local governments and other public authorities) at the time of purchase. Generally, these municipal obligations pay interest that is exempt from State personal income tax and federal income tax. These obligations may include bonds that generate interest payments that are subject to the alternative minimum tax. Under normal circumstances, the Fund maintains an average portfolio duration that is within ±50% of the duration of the Barclays California Municipal Bond Index, which as of December 31, 2015 was 6.07 years. The Fund may invest up to 20% of its assets in below investment grade bonds (sometimes called “high yield bonds” or "junk bonds") which are rated at the time of purchase Ba1 or lower by Moody's Investors Service, Inc. ("Moody's") and BB+ or lower by Standard & Poor's Rating Service ("S&P") (if the bond has been rated by only one of those agencies, that rating will determine whether the bond is below investment grade; if the bond has not been rated by either of those agencies, the Sub-Advisor will determine whether the bond is of a quality comparable to those rated below investment grade). The Fund also invests in inverse floating rate obligations, which are generally more volatile than other types of municipal obligations and may involve leverage.
During the fiscal year ended October 31, 2015, the average ratings of the Fund’s fixed-income assets, based on market value at each month-end, were as follows (all ratings are by Moody’s):

6.97% in securities rated Aaa	8.64% in securities rated Baa	0.00% in securities rated Caa	0.00% in securities rated D
53.21% in securities rated Aa	3.18% in securities rated Ba	0.00% in securities rated Ca	6.46% in securities not rated
17.07% in securities rated A	4.47% in securities rated B	0.00% in securities rated C

Principal Risks
The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund, in alphabetical order, are:
Counterparty Risk. Counterparty risk is the risk that the counterparty to a contract or other obligation will be unable or unwilling to honor its obligations.
Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income securities could default on its payment obligations.
Geographic Concentration Risk. A fund that invests significant portions of its assets in particular geographic areas, such as California, has greater exposure than other funds to economic conditions and developments in those areas.
High Yield Securities Risk. High yield fixed-income securities (commonly referred to as "junk bonds") are subject to greater credit quality risk than higher rated fixed-income securities and should be considered speculative.
Inverse Floating Rate Investments Risk. Inverse floating rate investments are extremely sensitive to changes in interest rates and in some cases their market value may be extremely volatile.
Leverage Risk. Leverage created by borrowing or certain types of transactions or investments may impair the fund's liquidity, cause it to liquidate positions at an unfavorable time, increase volatility of the fund's net asset value, or diminish the fund's performance.
Municipal Obligations Risk. Principal and interest payments on municipal securities may not be guaranteed by the issuing body and may be payable only from a particular source. That source may not perform as expected and payment obligations may not be made or made on time.
Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will be to changes in interest rates.

Performance
The following information provides some indication of the risks of investing in the Fund. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information by calling 1-800-222-5852 or online at:

•	For Classes A, C, and P shares - www.principalfunds.com.

•	For Institutional Class shares - www.principal.com.
The bar chart shows the investment returns of the Fund’s Class A shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). These annual returns do not reflect sales charges; if they did, results would be lower. The table shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare with those of one or more broad measures of market performance.
For periods prior to the inception date of Institutional Class shares (March 1, 2015) and Class P shares (August 24, 2015), the performance shown in the table for these classes is based on the performance of the Fund's Class A shares, adjusted to reflect the respective fees and expenses of each class. Where this adjustment for fees and expenses results in performance for a newer class that is higher than the historical performance of the Class A shares, the historical performance of Class A shares is used for the newer class (without respect to sales charges, if not applicable to the newer class). These adjustments for these newer classes result in performance for such periods that is no higher than the historical performance of the Class A shares.
The Fund commenced operations after succeeding to the operations of another fund on January 12, 2007. Performance for periods prior to that date is based on the performance of the predecessor fund.
The predecessor fund's Class A shares commenced operations on July 25, 1989.

Total Returns as of December 31 (Class A shares)

Highest return for a quarter during the period of the bar chart above:	Q3 '09	11.85%
Lowest return for a quarter during the period of the bar chart above:	Q4 '08	(10.08)%

Average Annual Total Returns - PFI Prospectus - California Municipal Fund	Label	1 Year	5 Years	10 Years
California Municipal Fund, Class A [Member]	Class A Return Before Taxes	0.52%	6.22%	3.65%
California Municipal Fund, Class A [Member] | After Taxes on Distributions	Class A Return After Taxes on Distributions	0.52%	6.22%	3.64%
California Municipal Fund, Class A [Member] | After Taxes on Distributions and Sales	Class A Return After Taxes on Distribution and Sale of Fund Shares	2.21%	5.84%	3.76%
California Municipal Fund, Class C [Member]	Class C Return Before Taxes	2.45%	6.00%	3.11%
California Municipal Fund, Institutional Class	Institutional Class Return Before Taxes	4.58%	7.06%	4.06%
California Municipal Fund, Class P	Class P Return Before Taxes	4.49%	7.04%	4.05%
Barclays California Municipal Index [Member]	Barclays California Municipal Index (reflects no deduction for fees, expenses, or taxes)	3.51%	6.31%	4.99%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A shares only and would be different for the other share classes.

PFI Prospectus | Core Plus Bond Fund
CORE PLUS BOND FUND (FORMERLY BOND & MORTGAGE SECURITIES FUND)
Objective:
The Fund seeks to provide current income
capital appreciation
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Class A Shares of Principal Funds, Inc. More information about these and other discounts is available from your financial professional and in “Choosing a Share Class and The Costs of Investing” beginning on page 398 of the Fund’s prospectus and “Multiple Class Structure” beginning on page 6 of the Fund’s Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - PFI Prospectus - Core Plus Bond Fund	Bond & Mortgage Securities Fund, Class A [Member]	Bond & Mortgage Securities Fund, Class C [Member]	Bond & Mortgage Securities Fund, Class J [Member]	Bond & Mortgage Securities Fund, Institutional Class [Member]	Bond & Mortgage Securities Fund, Class R-1 [Member]	Bond & Mortgage Securities Fund, Class R-2 [Member]	Bond & Mortgage Securities Fund, Class R-3 [Member]	Bond & Mortgage Securities Fund, Class R-4 [Member]	Bond & Mortgage Securities Fund, Class R-5 [Member]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	3.75%	none	none	none	none	none	none	none	none
Maximum Deferred Sales Charge (as a percentage)	1.00%	1.00%	1.00%	none	none	none	none	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - PFI Prospectus - Core Plus Bond Fund		Bond & Mortgage Securities Fund, Class A [Member]	Bond & Mortgage Securities Fund, Class C [Member]	Bond & Mortgage Securities Fund, Class J [Member]		Bond & Mortgage Securities Fund, Institutional Class [Member]	Bond & Mortgage Securities Fund, Class R-1 [Member]	Bond & Mortgage Securities Fund, Class R-2 [Member]	Bond & Mortgage Securities Fund, Class R-3 [Member]	Bond & Mortgage Securities Fund, Class R-4 [Member]	Bond & Mortgage Securities Fund, Class R-5 [Member]
Management Fees (as a percentage of Assets)		0.49%	0.49%	0.49%		0.49%	0.49%	0.49%	0.49%	0.49%	0.49%
Distribution and Service (12b-1) Fees		0.25%	1.00%	0.15%	[1]		0.35%	0.30%	0.25%	0.10%
Other Expenses (as a percentage of Assets):		0.27%	0.53%	0.18%		0.01%	0.54%	0.46%	0.33%	0.29%	0.27%
Expenses (as a percentage of Assets)		1.01%	2.02%	0.82%		0.50%	1.38%	1.25%	1.07%	0.88%	0.76%
Fee Waiver or Reimbursement	[2]	(0.13%)	(0.27%)
Net Expenses (as a percentage of Assets)		0.88%	1.75%	0.82%		0.50%	1.38%	1.25%	1.07%	0.88%	0.76%
[1]	Expense information in the table has been restated to reflect current fees. Effective December 31, 2015, the Distribution and/or Service (12b-1) Fees for Class J shares were reduced.
[2]	Principal Management Corporation ("Principal"), the investment advisor, has contractually agreed to limit the Fund’s expenses by paying, if necessary, expenses normally payable by the Fund, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses) to maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 0.88% for Class A and 1.75% for Class C shares. It is expected that the expense limits will continue through the period ending February 28, 2017; however, Principal Funds, Inc. and Principal, the parties to the agreement, may mutually agree to terminate the expense limits prior to the end of the period.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - PFI Prospectus - Core Plus Bond Fund - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Bond & Mortgage Securities Fund, Class A [Member]	461	670	898	1,552
Bond & Mortgage Securities Fund, Class C [Member]	278	603	1,059	2,323
Bond & Mortgage Securities Fund, Class J [Member]	184	262	455	1,014
Bond & Mortgage Securities Fund, Institutional Class [Member]	51	160	280	628
Bond & Mortgage Securities Fund, Class R-1 [Member]	140	437	755	1,657
Bond & Mortgage Securities Fund, Class R-2 [Member]	127	397	686	1,511
Bond & Mortgage Securities Fund, Class R-3 [Member]	109	340	590	1,306
Bond & Mortgage Securities Fund, Class R-4 [Member]	90	281	488	1,084
Bond & Mortgage Securities Fund, Class R-5 [Member]	78	243	422	942

With respect to Classes C and J shares, you would pay the following expenses if you did not redeem your shares (all other classes would be the same as in the above example):
Expense Example, No Redemption - PFI Prospectus - Core Plus Bond Fund - USD ($)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Bond & Mortgage Securities Fund, Class C [Member]	178	603	1,059	2,323
Bond & Mortgage Securities Fund, Class J [Member]	84	262	455	1,014

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 208.3% of the average value of its portfolio.

Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in bonds or other debt securities at the time of purchase. The bonds and other debt securities in which the Fund invests include intermediate maturity fixed-income securities, which are rated, at the time of purchase, BBB- or higher by Standard & Poor's Rating Service ("S&P") or Baa3 or higher by Moody's Investors Service, Inc. ("Moody's”). The fixed-income securities in which the Fund invests include securities issued or guaranteed by the U.S. government or its agencies or instrumentalities (including collateralized mortgage obligations); asset-backed securities or mortgage-backed securities representing an interest in a pool of mortgage loans or other assets; corporate bonds; and securities issued or guaranteed by foreign governments payable in U.S. dollars. The Fund also invests in foreign securities, and up to 20% of its assets in below investment grade bonds (sometimes called “high yield bonds” or "junk bonds") which are rated at the time of purchase Ba1 or lower by Moody's and BB+ or lower by S&P (if the bond has been rated by only one of those agencies, that rating will determine whether the bond is below investment grade; if the bond has not been rated by either of those agencies, the Sub-Advisor will determine whether the bond is of a quality comparable to those rated below investment grade). Under normal circumstances, the Fund maintains an average portfolio duration that is within ±25% of the duration of the Barclays U.S. Aggregate Bond Index, which as of December 31, 2015 was 5.68 years.
The Fund actively trades portfolio securities and enters into dollar roll transactions which may involve leverage. The Fund utilizes derivative strategies for hedging or managing fixed income exposure. A derivative is a financial arrangement, the value of which is derived from, or based on, a traditional security, asset, or market index. Specifically, the Fund invests in Treasury futures or interest rate swaps to manage the fixed-income exposure (including for hedging purposes) and credit default swaps to increase or decrease, in an efficient manner, exposures to certain sectors or individual issuers. The Fund uses forwards to manage its foreign currency exposure.
During the fiscal year ended October 31, 2015, the average ratings of the Fund’s fixed-income assets, based on market value at each month-end, were as follows (all ratings are by Moody’s):

47.68% in securities rated Aaa	22.56% in securities rated Baa	1.43% in securities rated Caa	0.02% in securities rated D
3.91% in securities rated Aa	7.16% in securities rated Ba	0.00% in securities rated Ca	0.74% in securities not rated
12.16% in securities rated A	4.34% in securities rated B	0.00% in securities rated C

Principal Risks
The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund, in alphabetical order, are:
Counterparty Risk. Counterparty risk is the risk that the counterparty to a contract or other obligation will be unable or unwilling to honor its obligations.
Derivatives Risk. Derivatives may not move in the direction anticipated by the portfolio manager. Transactions in derivatives may increase volatility, cause the liquidation of portfolio positions when not advantageous to do so and result in disproportionate losses that may be substantially greater than a fund's initial investment.

•
Credit Default Swaps. Credit default swap agreements involve specific risks because they may be difficult to value, are highly susceptible to liquidity and credit risk, and generally pay a return to the party that has paid the premium only in the event of an actual default by the issuer of the underlying obligation (as opposed to a credit downgrade or other indication of financial difficulty). Credit default swaps can increase credit risk because the fund has exposure to both the issuer of the referenced obligation and the counterparty to the credit default swap.

•
Currency Contracts. Derivatives related to currency contracts involve the specific risk of government action through exchange controls that would restrict the ability of the fund to deliver or receive currency.

•
Forward Contracts, Futures and Swaps. Forward contracts, futures, and swaps involve specific risks, including: the imperfect correlation between the change in market value of the instruments held by the fund and the price of the forward contract, future, or swap; possible lack of a liquid secondary market for a forward contract, future, or swap and the resulting inability to close a forward contract, future, or swap when desired; counterparty risk; and if the fund has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements.

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income securities could default on its payment obligations.
Foreign Currency Risk. Risks of investing in securities denominated in, or that trade in, foreign (non-U.S.) currencies include changes in foreign exchange rates and foreign exchange restrictions.
Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).
Hedging Risk. A fund that implements a hedging strategy using derivatives and/or securities could expose the fund to the risk that can arise when a change in the value of a hedge does not match a change in the value of the asset it hedges. In other words, the change in value of the hedge could move in a direction that does not match the change in value of the underlying asset, resulting in a risk of loss to the fund.
High Yield Securities Risk. High yield fixed-income securities (commonly referred to as "junk bonds") are subject to greater credit quality risk than higher rated fixed-income securities and should be considered speculative.
Leverage Risk. Leverage created by borrowing or certain types of transactions or investments may impair the fund's liquidity, cause it to liquidate positions at an unfavorable time, increase volatility of the fund's net asset value, or diminish the fund's performance.
Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will be to changes in interest rates.
Portfolio Turnover (Active Trading) Risk. A fund that has a portfolio turnover rate over 100% is considered actively traded. Actively trading portfolio securities may accelerate realization of taxable gains and losses, lower fund performance and may result in high portfolio turnover rates and increased brokerage costs.
Real Estate Securities Risk. Real estate securities are subject to the risks associated with direct ownership of real estate, including declines in value, adverse economic conditions, increases in expenses, regulatory changes and environmental problems. Investing in securities of companies in the real estate industry, subjects a fund to the special risks associated with the real estate market including factors such as loss to casualty or condemnation, changes in real estate values, property taxes, interest rates, cash flow of underlying real estate assets, occupancy rates, government regulations affecting zoning, land use and rents, and the management skill and creditworthiness of the issuer.
Redemption Risk. A fund that serves as an underlying fund for a fund of funds is subject to certain risks. When a fund of funds reallocates or rebalances its investments, an underlying fund may experience relatively large redemptions or investments. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.
Securitized Products Risk. Investments in securitized products are subject to risks similar to traditional fixed income securities, such as credit, interest rate, liquidity, prepayment, extension, and default risk, as well as additional risks associated with the nature of the assets and the servicing of those assets. Unscheduled prepayments on securitized products may have to be reinvested at lower rates. A reduction in prepayments may increase the effective maturities of these securities, exposing them to the risk of decline in market value over time (extension risk).
U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields from many other fixed-income securities.
U.S. Government-Sponsored Securities Risk. Securities issued by U.S. government-sponsored or -chartered enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and the Federal Home Loan Banks are not issued or guaranteed by the U.S. Treasury.

Performance
The following information provides some indication of the risks of investing in the Fund. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information by calling 1-800-222-5852 or online at:

•	For Classes A, C, and J - www.principalfunds.com.

•	For Institutional Class and Classes R-1, R-2, R-3, R-4, and R-5 - www.principal.com.
The bar chart shows the investment returns of the Fund’s Class A shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). These annual returns do not reflect sales charges on Class A shares; if they did, results would be lower. The table shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare with those of one or more broad measures of market performance.
For periods prior to the inception date of Class C shares (January 16, 2007), the performance shown in the table for Class C is based on the performance of the Fund's Class R-3 shares, adjusted to reflect the fees and expenses of Class C. These adjustments result in performance for such periods that is no higher than the historical performance of the Class R-3 shares, which were first sold on December 6, 2000.

Total Returns as of December 31 (Class A shares)

Highest return for a quarter during the period of the bar chart above:	Q3 '09	9.08%
Lowest return for a quarter during the period of the bar chart above:	Q4 '08	(6.25)%

Average Annual Total Returns - PFI Prospectus - Core Plus Bond Fund	Label	1 Year	5 Years	10 Years
Bond & Mortgage Securities Fund, Class A [Member]	Class A Return Before Taxes	(4.43%)	2.33%	3.10%
Bond & Mortgage Securities Fund, Class A [Member] | After Taxes on Distributions	Class A Return After Taxes on Distributions	(5.26%)	1.32%	1.80%
Bond & Mortgage Securities Fund, Class A [Member] | After Taxes on Distributions and Sales	Class A Return After Taxes on Distribution and Sale of Fund Shares	(2.49%)	1.38%	1.87%
Bond & Mortgage Securities Fund, Class C [Member]	Class C Return Before Taxes	(2.51%)	2.25%	2.66%
Bond & Mortgage Securities Fund, Class J [Member]	Class J Return Before Taxes	(1.64%)	3.11%	3.38%
Bond & Mortgage Securities Fund, Institutional Class [Member]	Institutional Class Return Before Taxes	(0.30%)	3.52%	3.91%
Bond & Mortgage Securities Fund, Class R-1 [Member]	Class R-1 Return Before Taxes	(1.17%)	2.62%	3.01%
Bond & Mortgage Securities Fund, Class R-2 [Member]	Class R-2 Return Before Taxes	(1.04%)	2.74%	3.13%
Bond & Mortgage Securities Fund, Class R-3 [Member]	Class R-3 Return Before Taxes	(0.86%)	2.94%	3.32%
Bond & Mortgage Securities Fund, Class R-4 [Member]	Class R-4 Return Before Taxes	(0.67%)	3.13%	3.52%
Bond & Mortgage Securities Fund, Class R-5 [Member]	Class R-5 Return Before Taxes	(0.55%)	3.25%	3.64%
Barclays U.S. Aggregate Bond Index	Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	0.55%	3.25%	4.51%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A shares only and would be different for the other share classes.

PFI Prospectus | Diversified International Fund [Member]
DIVERSIFIED INTERNATIONAL FUND
Objective:
The Fund seeks long-term growth of capital.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A Shares of Principal Funds, Inc. More information about these and other discounts is available from your financial professional and in “Choosing a Share Class and The Costs of Investing” beginning on page 398 of the Fund’s prospectus and “Multiple Class Structure” beginning on page 6 of the Fund’s Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - PFI Prospectus - Diversified International Fund	Diversified International Fund, Class A [Member]	Diversified International Fund, Class C [Member]	Diversified International Fund, Class J [Member]	Diversified International Fund, Class P Shares [Member]	Diversified International Fund, Institutional Class [Member]	Diversified International Fund, Class R-1 [Member]	Diversified International Fund, Class R-2 [Member]	Diversified International Fund, Class R-3 [Member]	Diversified International Fund, Class R-4 [Member]	Diversified International Fund, Class R-5 [Member]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	5.50%	none	none	none	none	none	none	none	none	none
Maximum Deferred Sales Charge (as a percentage)	1.00%	1.00%	1.00%	none	none	none	none	none	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - PFI Prospectus - Diversified International Fund		Diversified International Fund, Class A [Member]	Diversified International Fund, Class C [Member]	Diversified International Fund, Class J [Member]		Diversified International Fund, Class P Shares [Member]	Diversified International Fund, Institutional Class [Member]	Diversified International Fund, Class R-1 [Member]	Diversified International Fund, Class R-2 [Member]	Diversified International Fund, Class R-3 [Member]	Diversified International Fund, Class R-4 [Member]	Diversified International Fund, Class R-5 [Member]
Management Fees (as a percentage of Assets)		0.83%	0.83%	0.83%		0.83%	0.83%	0.83%	0.83%	0.83%	0.83%	0.83%
Distribution and Service (12b-1) Fees		0.25%	1.00%	0.15%	[1]			0.35%	0.30%	0.25%	0.10%
Other Expenses (as a percentage of Assets):		0.27%	0.40%	0.20%		0.42%	0.02%	0.55%	0.47%	0.34%	0.30%	0.28%
Expenses (as a percentage of Assets)		1.35%	2.23%	1.18%		1.25%	0.85%	1.73%	1.60%	1.42%	1.23%	1.11%
Fee Waiver or Reimbursement	[2]		(0.15%)			(0.22%)
Net Expenses (as a percentage of Assets)		1.35%	2.08%	1.18%		1.03%	0.85%	1.73%	1.60%	1.42%	1.23%	1.11%
[1]	Expense information in the table has been restated to reflect current fees. Effective December 31, 2015, the Distribution and/or Service (12b-1) Fees for Class J shares were reduced.
[2]	Principal Management Corporation ("Principal"), the investment advisor, has contractually agreed to limit the Fund’s expenses by paying, if necessary, expenses normally payable by the Fund, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses) to maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 2.08% for Class C shares. In addition, for Class P, the expense limit will maintain "Other Expenses" (expressed as a percent of average net assets on an annualized basis) not to exceed 0.20%, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses). It is expected that the expense limits will continue through the period ending February 28, 2017; however, Principal Funds, Inc. and Principal, the parties to the agreement, may mutually agree to terminate the expense limits prior to the end of the period.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - PFI Prospectus - Diversified International Fund - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Diversified International Fund, Class A [Member]	680	954	1,249	2,085
Diversified International Fund, Class C [Member]	311	680	1,179	2,551
Diversified International Fund, Class J [Member]	220	375	649	1,432
Diversified International Fund, Class P Shares [Member]	105	371	662	1,489
Diversified International Fund, Institutional Class [Member]	87	271	471	1,049
Diversified International Fund, Class R-1 [Member]	176	545	939	2,041
Diversified International Fund, Class R-2 [Member]	163	505	871	1,900
Diversified International Fund, Class R-3 [Member]	145	449	776	1,702
Diversified International Fund, Class R-4 [Member]	125	390	676	1,489
Diversified International Fund, Class R-5 [Member]	113	353	612	1,352

With respect to Classes C and J shares, you would pay the following expenses if you did not redeem your shares (all other classes would be the same as in the above example):
Expense Example, No Redemption - PFI Prospectus - Diversified International Fund - USD ($)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Diversified International Fund, Class C [Member]	211	680	1,179	2,551
Diversified International Fund, Class J [Member]	120	375	649	1,432

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 51.7% of the average value of its portfolio.

Principal Investment Strategies
The Fund invests primarily in foreign equity securities. The Fund has no limitation on the percentage of assets that are invested in any one country or denominated in any one currency, but the Fund typically invests in foreign securities of at least 30 countries. Primary consideration is given to securities of corporations of developed areas, such as Japan, Western Europe, Canada, Australia, and New Zealand; however, the Fund also invests in emerging market securities. The Fund invests in equity securities of small, medium, and large market capitalization companies.

Principal Risks
The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund, in alphabetical order, are:
Emerging Markets Risk. Investments in emerging market countries may have more risk than those in developed market countries because the emerging markets are less developed and more illiquid. Emerging market countries can also be subject to increased social, economic, regulatory, and political uncertainties and can be extremely volatile.
Equity Securities Risk. The value of equity securities could decline if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment (such as market capitalization or style) may underperform other market segments or the equity markets as a whole.

•
Small and Medium Market Capitalization Companies. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.

Foreign Currency Risk. Risks of investing in securities denominated in, or that trade in, foreign (non-U.S.) currencies include changes in foreign exchange rates and foreign exchange restrictions.
Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).
Redemption Risk. A fund that serves as an underlying fund for a fund of funds is subject to certain risks. When a fund of funds reallocates or rebalances its investments, an underlying fund may experience relatively large redemptions or investments. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

Performance
The following information provides some indication of the risks of investing in the Fund. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information by calling 1-800-222-5852 or online at:

•	For Classes A, C, J, and P - www.principalfunds.com.

•	For Institutional Class and Classes R-1, R-2, R-3, R-4, and R-5 - www.principal.com.
The bar chart shows the investment returns of the Fund’s Class A shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). These annual returns do not reflect sales charges on Class A shares; if they did, results would be lower. The table shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare with those of one or more broad measures of market performance.
For periods prior to the inception date of Class C shares (January 16, 2007) and Class P shares (September 27, 2010), the performance shown in the table for these classes is based on the performance of the Fund's Class R-3 shares, adjusted to reflect the respective fees and expenses of each class. Where this adjustment for fees and expenses results in performance for a newer class that is higher than the historical performance of the Class R-3 shares, the historical performance of Class R-3 shares is used for the newer class. These adjustments for these newer classes result in performance for such periods that is no higher than the historical performance of the Class R-3 shares, which were first sold on December 6, 2000.
During 2010, the R-5 Class experienced a significant one-time gain approximately $0.08/share as the result of a settlement in an SEC administrative proceeding. If such a gain had not been recognized, the total return amounts expressed herein would have been lower.

Total Returns as of December 31 (Class A shares)	[1]

Highest return for a quarter during the period of the bar chart above:	Q2 '09	21.03%
Lowest return for a quarter during the period of the bar chart above:	Q3 '08	(24.17)%

Average Annual Total Returns - PFI Prospectus - Diversified International Fund	Label	1 Year		5 Years		10 Years
Diversified International Fund, Class A [Member]	Class A Return Before Taxes	(6.29%)		2.11%		2.18%
Diversified International Fund, Class A [Member] | After Taxes on Distributions	Class A Return After Taxes on Distributions	(6.34%)		2.04%		1.77%
Diversified International Fund, Class A [Member] | After Taxes on Distributions and Sales	Class A Return After Taxes on Distribution and Sale of Fund Shares	(3.22%)		1.83%		2.06%
Diversified International Fund, Class C [Member]	Class C Return Before Taxes	(2.48%)		2.56%		2.07%
Diversified International Fund, Class J [Member]	Class J Return Before Taxes	(1.75%)		3.34%		2.75%
Diversified International Fund, Class P Shares [Member]	Class P Return Before Taxes	(0.48%)		3.61%		2.92%
Diversified International Fund, Institutional Class [Member]	Institutional Class Return Before Taxes	(0.36%)		3.79%		3.29%
Diversified International Fund, Class R-1 [Member]	Class R-1 Return Before Taxes	(1.21%)		2.90%		2.40%
Diversified International Fund, Class R-2 [Member]	Class R-2 Return Before Taxes	(1.09%)		3.04%		2.54%
Diversified International Fund, Class R-3 [Member]	Class R-3 Return Before Taxes	(0.90%)		3.21%		2.71%
Diversified International Fund, Class R-4 [Member]	Class R-4 Return Before Taxes	(0.76%)		3.41%		2.91%
Diversified International Fund, Class R-5 [Member]	Class R-5 Return Before Taxes	(0.63%)	[1]	3.55%	[1]	3.12%	[1]
MSCI ACWI Ex-U.S. Index	MSCI ACWI Ex-U.S. Index (reflects no deduction for fees, expenses, or taxes)	(5.66%)		1.06%		2.92%
[1]	During 2010, the Class experienced a significant one-time gain of approximately $0.08/share as the result of a settlement in an SEC administrative proceeding. If such gain had not been recognized, the total return amounts expressed herein would have been lower.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A shares only and would be different for the other share classes.

PFI Prospectus | Equity Income Fund [Member]
EQUITY INCOME FUND
Objective:
The Fund seeks to provide current income and long-term growth of income and capital.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A Shares of Principal Funds, Inc. More information about these and other discounts is available from your financial professional and in “Choosing a Share Class and The Costs of Investing” beginning on page 398 of the Fund’s prospectus and “Multiple Class Structure” beginning on page 6 of the Fund’s Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - PFI Prospectus - Equity Income Fund (Equity Income Fund I)	Equity Income Fund, Class A [Member]	Equity Income Fund, Class C [Member]	Equity Income Fund, Class P Shares [Member]	Equity Income Fund, Institutional Class [Member]	Equity Income Fund, Class R-1 Shares [Member]	Equity Income Fund, Class R-2 Shares [Member]	Equity Income Fund, Class R-3 Shares [Member]	Equity Income Fund, Class R-4 Shares [Member]	Equity Income Fund, Class R-5 Shares [Member]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	5.50%	none	none	none	none	none	none	none	none
Maximum Deferred Sales Charge (as a percentage)	1.00%	1.00%	none	none	none	none	none	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - PFI Prospectus - Equity Income Fund (Equity Income Fund I)		Equity Income Fund, Class A [Member]	Equity Income Fund, Class C [Member]	Equity Income Fund, Class P Shares [Member]	Equity Income Fund, Institutional Class [Member]	Equity Income Fund, Class R-1 Shares [Member]	Equity Income Fund, Class R-2 Shares [Member]	Equity Income Fund, Class R-3 Shares [Member]	Equity Income Fund, Class R-4 Shares [Member]	Equity Income Fund, Class R-5 Shares [Member]
Management Fees (as a percentage of Assets)		0.51%	0.51%	0.51%	0.51%	0.51%	0.51%	0.51%	0.51%	0.51%
Distribution and Service (12b-1) Fees		0.25%	1.00%			0.35%	0.30%	0.25%	0.10%
Other Expenses (as a percentage of Assets):		0.15%	0.13%	0.11%	0.01%	0.53%	0.45%	0.32%	0.28%	0.26%
Expenses (as a percentage of Assets)		0.91%	1.64%	0.62%	0.52%	1.39%	1.26%	1.08%	0.89%	0.77%
Fee Waiver or Reimbursement	[1]			none
Net Expenses (as a percentage of Assets)		0.91%	1.64%	0.62%	0.52%	1.39%	1.26%	1.08%	0.89%	0.77%
[1]	Principal Management Corporation ("Principal"), the investment advisor, has contractually agreed to limit the Fund’s expenses by paying, if necessary, expenses normally payable by the Fund, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses) to maintain "Other Expenses" (expressed as a percent of average net assets on an annualized basis) not to exceed 0.20% for Class P shares. It is expected that the expense limit will continue through the period ending February 28, 2017; however, Principal Funds, Inc. and Principal, the parties to the agreement, may mutually agree to terminate the expense limit prior to the end of the period.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - PFI Prospectus - Equity Income Fund (Equity Income Fund I) - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Equity Income Fund, Class A [Member]	638	824	1,026	1,608
Equity Income Fund, Class C [Member]	267	517	892	1,944
Equity Income Fund, Class P Shares [Member]	63	199	346	774
Equity Income Fund, Institutional Class [Member]	53	167	291	653
Equity Income Fund, Class R-1 Shares [Member]	142	440	761	1,669
Equity Income Fund, Class R-2 Shares [Member]	128	400	692	1,523
Equity Income Fund, Class R-3 Shares [Member]	110	343	595	1,317
Equity Income Fund, Class R-4 Shares [Member]	91	284	493	1,096
Equity Income Fund, Class R-5 Shares [Member]	79	246	428	954

With respect to Class C shares, you would pay the following expenses if you did not redeem your shares (all other classes would be the same as in the above example):
Expense Example, No Redemption	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
PFI Prospectus | Equity Income Fund (Equity Income Fund I) | Equity Income Fund, Class C [Member] | USD ($)	167	517	892	1,944

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 15.8% of the average value of its portfolio.

Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in dividend-paying equity securities at the time of purchase. The Fund usually invests in equity securities of companies with large market capitalizations. For this Fund, companies with large market capitalizations are those with market capitalizations within the range of companies comprising the Russell 1000® Value Index (as of December 31, 2015, this range was between approximately $383.0 million and $448.8 billion). The Fund invests in value equity securities, an investment strategy that emphasizes buying equity securities that appear to be undervalued. The Fund also invests in real estate investment trusts and securities of foreign issuers.

Principal Risks
The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund, in alphabetical order, are:
Equity Securities Risk. The value of equity securities could decline if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment (such as market capitalization or style) may underperform other market segments or the equity markets as a whole.

•	Value Stock Risk. The market may not recognize the intrinsic value of value stocks for a long time, or they may be appropriately priced at the time of purchase.
Foreign Currency Risk. Risks of investing in securities denominated in, or that trade in, foreign (non-U.S.) currencies include changes in foreign exchange rates and foreign exchange restrictions.
Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).
Real Estate Investment Trusts (“REITs”) Risk. In addition to risks associated with investing in real estate securities, REITs are dependent upon management skills, are not diversified, and are subject to heavy cash flow dependency, risks of default by borrowers, and self-liquidation. Investment in REITs also involves risks similar to risks of investing in small market capitalization companies, such as limited financial resources, less frequent and limited volume trading, and may be subject to more abrupt or erratic price movements than larger company securities. A REIT could fail to qualify for tax-free pass-through of income under the Internal Revenue Code. Fund shareholders will indirectly bear their proportionate share of the expenses of REITs in which the fund invests.
Real Estate Securities Risk. Real estate securities are subject to the risks associated with direct ownership of real estate, including declines in value, adverse economic conditions, increases in expenses, regulatory changes and environmental problems. Investing in securities of companies in the real estate industry, subjects a fund to the special risks associated with the real estate market including factors such as loss to casualty or condemnation, changes in real estate values, property taxes, interest rates, cash flow of underlying real estate assets, occupancy rates, government regulations affecting zoning, land use and rents, and the management skill and creditworthiness of the issuer.
Redemption Risk. A fund that serves as an underlying fund for a fund of funds is subject to certain risks. When a fund of funds reallocates or rebalances its investments, an underlying fund may experience relatively large redemptions or investments. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

Performance
The following information provides some indication of the risks of investing in the Fund. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information by calling 1-800-222-5852 or online at:

•	For Classes A, C, and P - www.principalfunds.com.

•	For Institutional Class and Classes R-1, R-2, R-3, R-4, and R-5 - www.principal.com.
The bar chart shows the investment returns of the Fund’s Class A shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). These annual returns do not reflect sales charges on Class A shares; if they did, results would be lower. The table shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare with those of one or more broad measures of market performance.
The Fund commenced operations after succeeding to the operations of another fund on January 12, 2007. Performance for periods prior to that date is based on the performance of the predecessor fund.
For periods prior to the inception date of Classes R-1, R-2, R-3, R-4, and R-5 shares (March 1, 2010) and Class P shares (September 27, 2010), the performance shown in the table for these classes is based on the performance of the Fund's Class A shares, adjusted to reflect the respective fees and expenses of each class. Where this adjustment for fees and expenses results in performance for a newer class that is higher than the historical performance of the Class A shares (without respect to sales charges, if not applicable to the newer class), the historical performance of the Class A shares is used for the newer class. These adjustments for these newer classes result in performance for such periods that is no higher than the historical performance of Class A shares. The predecessor fund's Class A shares commenced operations on May 31, 1939.

Total Returns as of December 31 (Class A shares)

Highest return for a quarter during the period of the bar chart above:	Q3 '09	13.97%
Lowest return for a quarter during the period of the bar chart above:	Q4 '08	(19.82)%

Average Annual Total Returns - PFI Prospectus - Equity Income Fund (Equity Income Fund I)	Label	1 Year	5 Years	10 Years
Equity Income Fund, Class A [Member]	Class A Return Before Taxes	(9.52%)	8.74%	5.52%
Equity Income Fund, Class A [Member] | After Taxes on Distributions	Class A Return After Taxes on Distributions	(9.96%)	8.26%	4.84%
Equity Income Fund, Class A [Member] | After Taxes on Distributions and Sales	Class A Return After Taxes on Distribution and Sale of Fund Shares	(5.02%)	6.93%	4.41%
Equity Income Fund, Class C [Member]	Class C Return Before Taxes	(5.93%)	9.16%	5.33%
Equity Income Fund, Class P Shares [Member]	Class P Return Before Taxes	(3.98%)	10.28%	6.27%
Equity Income Fund, Institutional Class [Member]	Institutional Class Return Before Taxes	(3.88%)	10.42%	6.55%
Equity Income Fund, Class R-1 Shares [Member]	Class R-1 Return Before Taxes	(4.72%)	9.46%	5.63%
Equity Income Fund, Class R-2 Shares [Member]	Class R-2 Return Before Taxes	(4.58%)	9.61%	5.77%
Equity Income Fund, Class R-3 Shares [Member]	Class R-3 Return Before Taxes	(4.42%)	9.80%	5.95%
Equity Income Fund, Class R-4 Shares [Member]	Class R-4 Return Before Taxes	(4.21%)	10.01%	6.14%
Equity Income Fund, Class R-5 Shares [Member]	Class R-5 Return Before Taxes	(4.13%)	10.14%	6.22%
Russell 1000 Value Index	Russell 1000 Value Index (reflects no deduction for fees, expenses, or taxes)	(3.83%)	11.27%	6.16%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A shares only and would be different for the other share classes.

PFI Prospectus | Global Diversified Income Fund [Member]
GLOBAL DIVERSIFIED INCOME FUND
Objective:
The Fund seeks income.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Class A Shares of Principal Funds, Inc. More information about these and other discounts is available from your financial professional and in “Choosing a Share Class and The Costs of Investing” beginning on page 398 of the Fund’s prospectus and “Multiple Class Structure” beginning on page 6 of the Fund’s Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - PFI Prospectus - Global Diversified Income Fund	Global Diversified Income Fund, Class A [Member]	Global Diversified Income Fund, Class C [Member]	Global Diversified Income Fund, Class P Shares [Member]	Global Diversified Income Fund, Institutional Class [Member]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	3.75%	none	none	none
Maximum Deferred Sales Charge (as a percentage)	1.00%	1.00%	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - PFI Prospectus - Global Diversified Income Fund		Global Diversified Income Fund, Class A [Member]	Global Diversified Income Fund, Class C [Member]	Global Diversified Income Fund, Class P Shares [Member]	Global Diversified Income Fund, Institutional Class [Member]
Management Fees (as a percentage of Assets)		0.72%	0.72%	0.72%	0.72%
Distribution and Service (12b-1) Fees		0.25%	1.00%
Component1 Other Expenses		0.01%	0.01%	0.01%	0.01%
Component2 Other Expenses		0.11%	0.12%	0.10%	0.05%
Expenses (as a percentage of Assets)		1.09%	1.85%	0.83%	0.78%
Fee Waiver or Reimbursement	[1]			none
Net Expenses (as a percentage of Assets)		1.09%	1.85%	0.83%	0.78%
[1]	Principal Management Corporation ("Principal"), the investment advisor, has contractually agreed to limit the Fund’s expenses by paying, if necessary, expenses normally payable by the Fund, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses) to maintain "Other Expenses" (expressed as a percent of average net assets on an annualized basis) not to exceed 0.20% for Class P shares. It is expected that the expense limit will continue through the period ending February 28, 2017; however, Principal Funds, Inc. and Principal, the parties to the agreement, may mutually agree to terminate the expense limit prior to the end of the period.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - PFI Prospectus - Global Diversified Income Fund - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Global Diversified Income Fund, Class A [Member]	482	709	953	1,654
Global Diversified Income Fund, Class C [Member]	288	582	1,001	2,169
Global Diversified Income Fund, Class P Shares [Member]	85	265	460	1,025
Global Diversified Income Fund, Institutional Class [Member]	80	249	433	966

With respect to Class C shares, you would pay the following expenses if you did not redeem your shares (all other classes would be the same as in the above example):
Expense Example, No Redemption	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
PFI Prospectus | Global Diversified Income Fund | Global Diversified Income Fund, Class C [Member] | USD ($)	188	582	1,001	2,169

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 76.9% of the average value of its portfolio.

Principal Investment Strategies
The Fund generally invests a majority of its assets in fixed income securities, such as high yield bonds (also known as "junk" bonds), preferred securities, commercial mortgage-backed securities, and emerging market debt securities, in an effort to provide incremental yields over a portfolio of government securities. In addition, the Fund invests in equity securities to provide incremental dividend yields and diversify fixed-income related risks in the Fund. The Fund generally invests a portion of its assets in equity securities of global companies principally engaged in the real estate industry, equity securities of global infrastructure companies, value equities of global companies, and master limited partnerships (“MLPs”) and other entities in the energy infrastructure sector. As described below, the Fund will use some derivative strategies. A derivative is a financial arrangement, the value of which is derived from, or based on, a traditional security, asset, or market index.
As a Fund that invests globally, some of the Fund's strategies involve investing in foreign securities. The Fund typically invests in foreign securities of at least 10 countries and at least 30% of its net assets in foreign securities.
In managing the Fund, Principal Management Corporation ("Principal"), the Fund’s investment advisor, determines the Fund's strategic asset allocation among the following general investment categories, which are executed by multiple sub-advisors: high yield, preferred securities, emerging market debt, global real estate, commercial mortgage-backed securities, MLPs, global value equity, and publicly-traded infrastructure. The Fund may add additional investment categories. The Fund seeks to provide yield by having each sub-advisor focus on those securities offering the best potential for yield, taking risk into consideration, within their respective investment categories.
The Fund also writes (or sells) call options by using equity index/exchange-traded fund (“ETF”) call options on the indices represented by certain asset categories of the Fund. Call option overwriting is an investment strategy that is used to generate income through receipt of the call option premium and reduce portfolio volatility. Principal determines the asset categories on which this strategy is applied, and they may include global real estate, global value equity, MLPs, and/or publicly-traded infrastructure.
A portion of the Fund's assets is invested in high yield and other income-producing securities including bank loans and corporate bonds. These include foreign securities issued in both USD and non-USD. "High yield" securities are below investment grade bonds (sometimes called "junk bonds") which are rated at the time of purchase Ba1 or lower by Moody's Investors Service, Inc. ("Moody's") and BB+ or lower by Standard & Poor's Rating Service ("S&P") (if the bond has been rated by only one of those agencies, that rating will determine whether the bond is below investment grade; if the bond has not been rated by either of those agencies, the Sub-Advisor will determine whether the bond is of a quality comparable to those rated below investment grade). These securities offer a higher yield than other, higher rated securities, but they carry a greater degree of risk and are considered speculative with respect to the issuer's ability to pay interest and to repay principal. This portion of the Fund also invests in currency forwards and currency options to hedge currency risk.
A portion of the Fund's assets is invested primarily in preferred securities of U.S. and non-U.S. companies. This portion of the Fund focuses primarily on the financial services, real estate investment trust ("REIT"), and utility industries.
A portion of the Fund's assets is invested in a diversified portfolio of fixed income securities issued primarily by governments, their agencies, local authorities and instrumentalities, and corporate entities domiciled in or exercising the predominant part of their economic activities in emerging markets. This portion of the Fund is not managed to a particular maturity or duration. This portion of the Fund also invests in interest rate swaps or Treasury futures to manage fixed income exposure; credit default swaps to increase or decrease in an efficient manner exposures to certain sectors or individual issuers; total return swaps to increase or decrease in an efficient manner exposures to certain sectors; and currency forwards and currency options to hedge currency risk and express views on the direction of currency. Here, "emerging market country" means any country which is considered to be an emerging country by the international financial community (including the International Bank for Reconstruction and Development (also known as the World Bank) and MSCI Emerging Markets Index) and any country included in any J.P. Morgan Emerging Market Bond Index. These countries generally include every nation in the world except the U.S., Canada, Japan, Australia, and New Zealand, and most nations located in Western Europe.
A portion of the Fund's assets is invested in equity securities of global real estate companies. A real estate company has at least 50% of its assets, income or profits derived from products or services related to the real estate industry. Real estate companies include REITs, REIT-like entities, and companies with substantial real estate holdings such as paper, lumber, hotel and entertainment companies as well as building supply manufacturers, mortgage lenders, and mortgage servicing companies.
A portion of the Fund’s assets is invested in commercial mortgage-backed securities, which are bonds that are secured by first mortgages on commercial real estate.
A portion of the Fund's assets is invested in MLPs and companies that are organized as corporations, limited liability companies or limited partnerships in the energy infrastructure sector. Energy infrastructure companies are engaged in the transportation, storage, processing, refining, marketing, exploration, production, or mining of any mineral or natural resource. This portion of the Fund invests primarily in the mid-stream energy infrastructure market, which is comprised mostly of the following: crude oil and refined products pipeline, storage, and terminal assets; natural gas gathering and transportation pipelines, processing, and storage facilities; propane distributors; energy commodity marine transportation (including liquefied natural gas transportation and processing); and other energy infrastructure assets. Most pipelines do not own the energy products they transport and, as a result, are not directly exposed to commodity price risk.
A portion of the Fund's assets is invested in a diversified portfolio of value equity securities of companies located or operating in the U.S. and foreign countries, including emerging markets. Investing in value equity securities, is an investment strategy that emphasizes buying equity securities that appear to be undervalued.
A portion of the Fund's assets is invested in publicly-listed infrastructure companies (domestic and foreign public utility, energy, and transportation companies). Publicly-listed infrastructure equity securities trade on an exchange and include companies involved to a significant extent in providing products, services or equipment for: transportation (including toll roads, airports, railways, and ports); the generation, transmission or distribution of electricity, gas or water (utilities); or telecommunications activities as well as in companies involved in the discovery, development, production, generation, transmission, refinement, measurement, trading, marketing or distribution of energy.
During the fiscal year ended October 31, 2015, the average ratings of the Fund’s fixed-income assets, based on market value at each month-end, were as follows (all ratings are by Moody’s):

0.93% in securities rated Aaa	17.87% in securities rated Baa	14.66% in securities rated Caa	0.56% in securities rated D
1.55% in securities rated Aa	22.73% in securities rated Ba	0.13% in securities rated Ca	8.97% in securities not rated
3.31% in securities rated A	29.29% in securities rated B	0.00% in securities rated C

Principal Risks
The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund, in alphabetical order, are:
Asset Allocation Risk. A fund's selection and weighting of asset classes may cause it to underperform other funds with a similar investment objective.
Bank Loans Risk. Changes in economic conditions are likely to cause issuers of bank loans (also known as senior floating rate interests) to be unable to meet their obligations. In addition, the value of the collateral securing the loan may decline, causing a loan to be substantially unsecured. Underlying credit agreements governing the bank loans, reliance on market makers, priority of repayment and overall market volatility may harm the liquidity of loans.
Counterparty Risk. Counterparty risk is the risk that the counterparty to a contract or other obligation will be unable or unwilling to honor its obligations.
Derivatives Risk. Derivatives may not move in the direction anticipated by the portfolio manager. Transactions in derivatives may increase volatility, cause the liquidation of portfolio positions when not advantageous to do so and result in disproportionate losses that may be substantially greater than a fund's initial investment.

•
Credit Default Swaps. Credit default swap agreements involve specific risks because they may be difficult to value, are highly susceptible to liquidity and credit risk, and generally pay a return to the party that has paid the premium only in the event of an actual default by the issuer of the underlying obligation (as opposed to a credit downgrade or other indication of financial difficulty). Credit default swaps can increase credit risk because the fund has exposure to both the issuer of the referenced obligation and the counterparty to the credit default swap.

•
Currency Contracts. Derivatives related to currency contracts involve the specific risk of government action through exchange controls that would restrict the ability of the fund to deliver or receive currency.

•
Equity Index/Exchange-traded Fund (“ETF”) Call Options. A fund that writes equity index/exchange-traded fund (“ETF”) call options forgoes, during the option’s life, the opportunity to profit from increases in the market value of the index on which the call option has been written above the sum of the premium and the strike price of the call, but retains the risk of loss should the price of the underlying index decline (net of premiums received). In addition, a fund bears the risk that the index/ETF on which the call option has been written behaves differently than the underlying stocks in the portfolio, which would limit the ability of the call option overwriting strategy to reduce portfolio volatility.

•
Forward Contracts, Futures and Swaps. Forward contracts, futures, and swaps involve specific risks, including: the imperfect correlation between the change in market value of the instruments held by the fund and the price of the forward contract, future, or swap; possible lack of a liquid secondary market for a forward contract, future, or swap and the resulting inability to close a forward contract, future, or swap when desired; counterparty risk; and if the fund has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements.

•
Options. Options involve specific risks, including: imperfect correlation between the change in market value of the instruments held by the fund and the price of the options, counterparty risk, difference in trading hours for the options markets and the markets for the underlying securities (rate movements can take place in the underlying markets that cannot be reflected in the options markets), and an insufficient liquid secondary market for particular options.

Emerging Markets Risk. Investments in emerging market countries may have more risk than those in developed market countries because the emerging markets are less developed and more illiquid. Emerging market countries can also be subject to increased social, economic, regulatory, and political uncertainties and can be extremely volatile.
Equity Securities Risk. The value of equity securities could decline if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment (such as market capitalization or style) may underperform other market segments or the equity markets as a whole.

•
Value Stock Risk. Value stocks may continue to be undervalued by the market for extended periods, including the entire period during which the stock is held by a fund, or the events that the portfolio manager believed would cause the stock price to increase may not occur as anticipated or at all. Moreover, a stock judged to be undervalued actually may be appropriately priced at a low level.

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income securities could default on its payment obligations.
Foreign Currency Risk. Risks of investing in securities denominated in, or that trade in, foreign (non-U.S.) currencies include changes in foreign exchange rates and foreign exchange restrictions.
Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).
High Yield Securities Risk. High yield fixed-income securities (commonly referred to as "junk bonds") are subject to greater credit quality risk than higher rated fixed-income securities and should be considered speculative.
Master Limited Partnership ("MLP") Risk. MLPs are publicly-traded limited partnership interests or units. An MLP that invests in a particular industry (e.g., oil and gas) will be harmed by detrimental economic events within that industry. As partnerships, MLPs may be subject to less regulation (and less protection for investors) under state laws than corporations. In addition, MLPs may be subject to state taxation in certain jurisdictions, which may reduce the amount of income an MLP pays to its investors.
Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will be to changes in interest rates.
Preferred Securities Risk. Preferred securities are securities with a lower priority claim on assets or earnings than bonds and other debt instruments in a company's capital structure, and therefore can be subject to greater credit and liquidation risk than more senior debt instruments. In addition, preferred securities are subject to other risks, such as limited or no voting rights, deferring or skipping distributions, interest rate risk, and redeeming the security prior to the stated maturity date.
Real Estate Investment Trusts (“REITs”) Risk. In addition to risks associated with investing in real estate securities, REITs are dependent upon management skills, are not diversified, and are subject to heavy cash flow dependency, risks of default by borrowers, and self-liquidation. Investment in REITs also involves risks similar to risks of investing in small market capitalization companies, such as limited financial resources, less frequent and limited volume trading, and may be subject to more abrupt or erratic price movements than larger company securities. A REIT could fail to qualify for tax-free pass-through of income under the Internal Revenue Code. Fund shareholders will indirectly bear their proportionate share of the expenses of REITs in which the fund invests.
Real Estate Securities Risk. Real estate securities are subject to the risks associated with direct ownership of real estate, including declines in value, adverse economic conditions, increases in expenses, regulatory changes and environmental problems. Investing in securities of companies in the real estate industry, subjects a fund to the special risks associated with the real estate market including factors such as loss to casualty or condemnation, changes in real estate values, property taxes, interest rates, cash flow of underlying real estate assets, occupancy rates, government regulations affecting zoning, land use and rents, and the management skill and creditworthiness of the issuer.
Redemption Risk. A fund that serves as an underlying fund for a fund of funds is subject to certain risks. When a fund of funds reallocates or rebalances its investments, an underlying fund may experience relatively large redemptions or investments. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.
Securitized Products Risk. Unscheduled prepayments on mortgage-backed and asset-backed securities may have to be reinvested at lower rates. A reduction in prepayments may increase the effective maturities of these securities, exposing them to the risk of decline in market value over time (extension risk).

Performance
The following information provides some indication of the risks of investing in the Fund. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information by calling 1-800-222-5852 or online at:

•	For Classes A, C, and P - www.principalfunds.com.

•	For Institutional Class - www.principal.com.
The bar chart shows the investment returns of the Fund’s Class A shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). These annual returns do not reflect sales charges on Class A shares; if they did, the results would be lower. The table shows, for each class of shares of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare with those of one or more broad measures of market performance.
Life of Fund results are measured from the date the Fund's shares were first sold (December 15, 2008).
For periods prior to the inception date of Class P shares (September 27, 2010), the performance shown in the table for Class P shares is based on the performance of the Fund's Institutional Class shares, adjusted to reflect the fees and expenses of Class P shares. These adjustments for Class P shares result in performance for such periods that is no higher than the historical performance of the Institutional Class shares, which were first sold on December 15, 2008.

Total Returns as of December 31 (Class A shares)

Highest return for a quarter during the period of the bar chart above:	Q2 '09	20.93%
Lowest return for a quarter during the period of the bar chart above:	Q3 '11	(8.15)%

Average Annual Total Returns - PFI Prospectus - Global Diversified Income Fund	Label	1 Year	5 Years	Since Inception	Inception Date
Global Diversified Income Fund, Class A [Member]	Class A Return Before Taxes	(6.20%)	4.59%	10.91%	Dec. 15, 2008
Global Diversified Income Fund, Class A [Member] | After Taxes on Distributions	Class A Return After Taxes on Distributions	(7.95%)	2.58%	8.25%	Dec. 15, 2008
Global Diversified Income Fund, Class A [Member] | After Taxes on Distributions and Sales	Class A Return After Taxes on Distribution and Sale of Fund Shares	(3.35%)	2.85%	7.71%	Dec. 15, 2008
Global Diversified Income Fund, Class C [Member]	Class C Return Before Taxes	(4.20%)	4.61%	10.67%	Dec. 15, 2008
Global Diversified Income Fund, Class P Shares [Member]	Class P Return Before Taxes	(2.28%)	5.67%	11.68%	Dec. 15, 2008
Global Diversified Income Fund, Institutional Class [Member]	Institutional Class Return Before Taxes	(2.23%)	5.74%	11.81%	Dec. 15, 2008
Barclays U.S. Corporate High Yield 2% Issuer Capped Index	Barclays U.S. Corporate High Yield 2% Issuer Capped Index (reflects no deduction for fees, expenses, or taxes)	(4.43%)	5.03%	14.35%
Barclays Global Credit Index	Barclays Global Credit Index (reflects no deduction for fees, expenses, or taxes)	(3.39%)	3.19%	6.45%
Barclays Global High Yield Index	Barclays Global High Yield Index (reflects no deduction for fees, expenses, or taxes)	(2.72%)	5.19%	14.28%
MSCI ACWI Value Index	MSCI ACWI Value Index (reflects no deduction for fees, expenses, or taxes)	(6.26%)	4.79%	9.44%
Global Diversified Income Blended Index	Global Diversified Income Blended Index (reflects no deduction for fees, expenses, or taxes)	(3.94%)	4.37%	9.85%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A shares only and would be different for the other share classes.
Performance of a blended index shows how the Fund’s performance compares to a blend of indices with similar investment objectives. Performance of each component of the blended index is also shown. The weightings for the Global Diversified Income Blended Index are: 40% Barclays Global Credit Index; 30% Barclays Global High Yield Index; and 30% MSCI ACWI Value Index.

PFI Prospectus | Global Real Estate Securities Fund [Member]
GLOBAL REAL ESTATE SECURITIES FUND
Objective:
The Fund seeks to generate a total return.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A Shares of Principal Funds, Inc. More information about these and other discounts is available from your financial professional and in “Choosing a Share Class and The Costs of Investing” beginning on page 398 of the Fund’s prospectus and “Multiple Class Structure” beginning on page 6 of the Fund’s Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - PFI Prospectus - Global Real Estate Securities Fund	Global Real Estate Securities Fund, Class A [Member]	Global Real Estate Securities Fund, Class C [Member]	Global Real Estate Securities Fund, Class P Shares [Member]	Global Real Estate Securities Fund, Institutional Class [Member]	Global Real Estate Securities Fund, Class R-3	Global Real Estate Securities Fund, Class R-4	Global Real Estate Securities Fund, Class R-5	Global Real Estate Securities Fund, Class R-6 Shares
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	5.50%	none	none	none	none	none	none	none
Maximum Deferred Sales Charge (as a percentage)	1.00%	1.00%	none	none	none	none	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - PFI Prospectus - Global Real Estate Securities Fund	Global Real Estate Securities Fund, Class A [Member]	Global Real Estate Securities Fund, Class C [Member]		Global Real Estate Securities Fund, Class P Shares [Member]		Global Real Estate Securities Fund, Institutional Class [Member]	Global Real Estate Securities Fund, Class R-3		Global Real Estate Securities Fund, Class R-4		Global Real Estate Securities Fund, Class R-5		Global Real Estate Securities Fund, Class R-6 Shares
Management Fees (as a percentage of Assets)	0.86%	0.86%		0.86%		0.86%	0.86%		0.86%		0.86%		0.86%
Distribution and Service (12b-1) Fees	0.25%	1.00%					0.25%		0.10%
Other Expenses (as a percentage of Assets):	0.21%	0.23%		0.17%		0.04%	0.33%	[1]	0.29%	[1]	0.27%	[1]	159.35%
Expenses (as a percentage of Assets)	1.32%	2.09%		1.03%		0.90%	1.44%		1.25%		1.13%		160.21%
Fee Waiver or Reimbursement		none	[2]	none	[2]								(159.27%)
Net Expenses (as a percentage of Assets)	1.32%	2.09%		1.03%		0.90%	1.44%		1.25%		1.13%		0.94%
[1]	Based on estimated expenses for the current fiscal year (Classes R-3, R-4, and R-5)
[2]	Principal Management Corporation ("Principal"), the investment advisor, has contractually agreed to limit the Fund’s expenses by paying, if necessary, expenses normally payable by the Fund, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses) to maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 2.20% for Class C and 0.94% for Class R-6 shares. In addition, for Class P, the expense limit will maintain "Other Expenses" (expressed as a percent of average net assets on an annualized basis) not to exceed 0.20%, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses). It is expected that the expense limits will continue through the period ending February 28, 2017; however, Principal Funds, Inc. and Principal, the parties to the agreement, may mutually agree to terminate the expense limits prior to the end of the period.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - PFI Prospectus - Global Real Estate Securities Fund - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Global Real Estate Securities Fund, Class A [Member]	677	945	1,234	2,053
Global Real Estate Securities Fund, Class C [Member]	312	655	1,124	2,421
Global Real Estate Securities Fund, Class P Shares [Member]	105	328	569	1,259
Global Real Estate Securities Fund, Institutional Class [Member]	92	287	498	1,108
Global Real Estate Securities Fund, Class R-3	147	456	787	1,724
Global Real Estate Securities Fund, Class R-4	127	397	686	1,511
Global Real Estate Securities Fund, Class R-5	115	359	622	1,375
Global Real Estate Securities Fund, Class R-6 Shares	96	3,931	4,203	4,328

With respect to Class C shares, you would pay the following expenses if you did not redeem your shares (all other classes would be the same as in the above example)
Expense Example, No Redemption	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
PFI Prospectus | Global Real Estate Securities Fund | Global Real Estate Securities Fund, Class C [Member] | USD ($)	212	655	1,124	2,421

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 47.5% of the average value of its portfolio.

Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of U.S. and non-U.S. companies principally engaged in the real estate industry at the time of purchase. For the Fund's investment policies, a real estate company has at least 50% of its assets, income or profits derived from products or services related to the real estate industry. Real estate companies include real estate investment trusts ("REITs") and companies with substantial real estate holdings such as paper, lumber, hotel and entertainment companies as well as those whose products and services relate to the real estate industry such as building supply manufacturers, mortgage lenders, and mortgage servicing companies. The Fund invests in equity securities of small, medium, and large market capitalization companies.
REITs are pooled investment vehicles that invest in income producing real estate, real estate related loans, or other types of real estate interests. REITs in the U.S. are corporations or business trusts that are permitted to eliminate corporate level federal income taxes by meeting certain requirements of the Internal Revenue Code.
Some foreign countries have adopted REIT structures that are very similar to those in the United States. Similarities include pass through tax treatment and portfolio diversification. Other countries may have REIT structures that are significantly different than the U.S. or may not have adopted a REIT like structure at all. The Fund invests a significant percentage of its portfolio in REITs and foreign REIT-like entities.
The Fund typically invests in foreign securities of at least three countries and at least 30% of its net assets in foreign securities.
The Fund concentrates its investments (invest more than 25% of its net assets) in securities in the real estate industry.
The Fund is considered non-diversified, which means it can invest a higher percentage of assets in securities of individual issuers than a diversified fund. As a result, changes in the value of a single investment could cause greater fluctuations in the Fund's share price than would occur in a more diversified fund.

Principal Risks
The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund, in alphabetical order, are:
Equity Securities Risk. The value of equity securities could decline if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment (such as market capitalization or style) may underperform other market segments or the equity markets as a whole.

•
Small and Medium Market Capitalization Companies. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.

Foreign Currency Risk. Risks of investing in securities denominated in, or that trade in, foreign (non-U.S.) currencies include changes in foreign exchange rates and foreign exchange restrictions.
Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).
Industry Concentration Risk. A fund that concentrates investments in a particular industry or group of industries has greater exposure than other funds to market, economic and other factors affecting that industry or group of industries.

•
Real Estate. A fund concentrating in the real estate industry can be subject to the risks associated with direct ownership of real estate, securities of companies in the real estate industry, and/or real estate investment trusts.

Non-Diversification Risk. A non-diversified fund may invest a high percentage of its assets in the securities of a small number of issuers and is more likely than diversified funds to be significantly affected by a specific security’s poor performance.
Real Estate Investment Trusts (“REITs”) Risk. In addition to risks associated with investing in real estate securities, REITs are dependent upon management skills, are not diversified, and are subject to heavy cash flow dependency, risks of default by borrowers, and self-liquidation. Investment in REITs also involves risks similar to risks of investing in small market capitalization companies, such as limited financial resources, less frequent and limited volume trading, and may be subject to more abrupt or erratic price movements than larger company securities. A REIT could fail to qualify for tax-free pass-through of income under the Internal Revenue Code. Fund shareholders will indirectly bear their proportionate share of the expenses of REITs in which the fund invests.
Real Estate Securities Risk. Real estate securities are subject to the risks associated with direct ownership of real estate, including declines in value, adverse economic conditions, increases in expenses, regulatory changes and environmental problems. Investing in securities of companies in the real estate industry, subjects a fund to the special risks associated with the real estate market including factors such as loss to casualty or condemnation, changes in real estate values, property taxes, interest rates, cash flow of underlying real estate assets, occupancy rates, government regulations affecting zoning, land use and rents, and the management skill and creditworthiness of the issuer.
Redemption Risk. A fund that serves as an underlying fund for a fund of funds is subject to certain risks. When a fund of funds reallocates or rebalances its investments, an underlying fund may experience relatively large redemptions or investments. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

Performance
The following information provides some indication of the risks of investing in the Fund. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information by calling 1-800-222-5852 or online at:

•	For Classes A, C, and P - www.principalfunds.com.

•	For Institutional Class and Classes R-3, R-4, R-5, and R-6 - www.principal.com.
The bar chart shows the investment returns of the Class A shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). These annual returns do not reflect sales charges on Class A shares; if they did, the results would be lower. The table shows, for each class of shares of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare with those of one or more broad measures of market performance.
Life of Fund results are measured from the date the Fund's shares were first sold (October 1, 2007).
For periods prior to the inception date of Class P shares (December 29, 2010), Class R-6 shares (November 25, 2014), and Classes R-3, R-4, and R-5 shares (March 1, 2016), the performance shown in the table for these classes is based on the performance of the Fund's Institutional Class shares, adjusted to reflect the respective fees and expenses of each class. These adjustments for the newer classes result in performance for such periods that is no higher than the historical performance of the Institutional Class shares, which were first sold on October 1, 2007.
During 2007, the Fund processed a significant (relative to Class A) "As Of" transaction that resulted in a gain to the remaining shareholders of Class A. “As-of” transaction processing occurs when a fund transaction is processed after its receipt date but “as of” the date required by SEC rule. In accordance with the Fund's shareholder processing policies, this benefit inures all shareholders of Class A. Had such a gain not been recognized, the total return amounts expressed herein would have been smaller.
During 2010, the Institutional Class experienced a significant withdrawal of monies by an affiliate. As the remaining shareholders held relatively small positions, the total return amounts expressed herein are greater than those that would have been experienced without the withdrawal.

Total Returns as of December 31 (Class A shares)

Highest return for a quarter during the period of the bar chart above:	Q2 '09	30.77%
Lowest return for a quarter during the period of the bar chart above:	Q4 '08	(29.65)%

Average Annual Total Returns - PFI Prospectus - Global Real Estate Securities Fund	Label	1 Year	5 Years	Since Inception		Inception Date
Global Real Estate Securities Fund, Class A [Member]	Class A Return Before Taxes	(4.44%)	7.28%	1.51%	[1]	Oct. 01, 2007
Global Real Estate Securities Fund, Class A [Member] | After Taxes on Distributions	Class A Return After Taxes on Distributions	(5.76%)	5.61%	0.07%	[1]	Oct. 01, 2007
Global Real Estate Securities Fund, Class A [Member] | After Taxes on Distributions and Sales	Class A Return After Taxes on Distribution and Sale of Fund Shares	(2.09%)	5.06%	0.57%	[1]	Oct. 01, 2007
Global Real Estate Securities Fund, Class C [Member]	Class C Return Before Taxes	(0.65%)	7.68%	1.34%		Oct. 01, 2007
Global Real Estate Securities Fund, Class P Shares [Member]	Class P Return Before Taxes	1.41%	8.83%	2.98%	[2]	Oct. 01, 2007
Global Real Estate Securities Fund, Institutional Class [Member]	Institutional Class Return Before Taxes	1.52%	8.99%	3.14%	[2]	Oct. 01, 2007
Global Real Estate Securities Fund, Class R-3	Class R-3 Return Before Taxes	0.95%	8.42%	2.60%	[2]
Global Real Estate Securities Fund, Class R-4	Class R-4 Return Before Taxes	1.14%	8.63%	2.80%	[2]
Global Real Estate Securities Fund, Class R-5	Class R-5 Return Before Taxes	1.27%	8.76%	2.92%	[2]
Global Real Estate Securities Fund, Class R-6 Shares	Class R-6 Return Before Taxes	1.59%	8.99%	3.13%	[2]	Oct. 01, 2007
FTSE EPRA/NAREIT Developed Index NR	FTSE EPRA/NAREIT Developed Index NR (reflects no deduction for fees, expenses or taxes)	(0.79%)	7.17%	0.82%
[1]	During 2007, the Fund processed a significant (relative to Class A) "As Of" transaction that resulted in a gain to the remaining shareholders of Class A. “As-of” transaction processing occurs when a fund transaction is processed after its receipt date but “as of” the date required by SEC rule. In accordance with the Fund's shareholder processing policies, this benefit inures all shareholders of Class A. Had such a gain not been recognized, the total return amounts expressed herein would have been smaller.
[2]	During 2010, the Institutional Class experienced a significant withdrawal of monies by an affiliate. As the remaining shareholders held relatively small positions, the total return amounts expressed herein are greater than those that would have been experienced without the withdrawal.
[2]
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A shares only and would be different for the other share classes.

PFI Prospectus | Government & High Quality Bond Fund f/k/a Mortgage Securities Fund [Member]
GOVERNMENT & HIGH QUALITY BOND FUND
Objective:
The Fund seeks to provide a high level of current income consistent with safety and liquidity.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Class A Shares of Principal Funds, Inc. More information about these and other discounts is available from your financial professional and in “Choosing a Share Class and The Costs of Investing” beginning on page 398 of the Fund’s prospectus and “Multiple Class Structure” beginning on page 6 of the Fund’s Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - PFI Prospectus - Government & High Quality Bond Fund	Government & High Quality Bond Fund, Class A [Member]	Government & High Quality Bond Fund, Class C [Member]	Government & High Quality Bond Fund, Class J [Member]	Government & High Quality Bond Fund, Class P [Member]	Government & High Quality Bond Fund, Institutional Class [Member]	Government & High Quality Bond Fund, Class R-1	Government & High Quality Bond Fund, Class R-2 [Member]	Government & High Quality Bond Fund, Class R-3 [Member]	Government & High Quality Bond Fund, Class R-4 [Member]	Government & High Quality Bond Fund, Class R-5 [Member]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	2.25%	none	none	none	none	none	none	none	none	none
Maximum Deferred Sales Charge (as a percentage)	1.00%	1.00%	1.00%	none	none	none	none	none	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - PFI Prospectus - Government & High Quality Bond Fund		Government & High Quality Bond Fund, Class A [Member]	Government & High Quality Bond Fund, Class C [Member]	Government & High Quality Bond Fund, Class J [Member]		Government & High Quality Bond Fund, Class P [Member]	Government & High Quality Bond Fund, Institutional Class [Member]	Government & High Quality Bond Fund, Class R-1	Government & High Quality Bond Fund, Class R-2 [Member]	Government & High Quality Bond Fund, Class R-3 [Member]	Government & High Quality Bond Fund, Class R-4 [Member]	Government & High Quality Bond Fund, Class R-5 [Member]
Management Fees (as a percentage of Assets)		0.50%	0.50%	0.50%		0.50%	0.50%	0.50%	0.50%	0.50%	0.50%	0.50%
Distribution and Service (12b-1) Fees		0.25%	1.00%	0.15%	[1]			0.35%	0.30%	0.25%	0.10%
Other Expenses (as a percentage of Assets):		0.15%	0.16%	0.15%		0.25%	0.02%	0.53%	0.45%	0.32%	0.28%	0.26%
Expenses (as a percentage of Assets)		0.90%	1.66%	0.80%		0.75%	0.52%	1.38%	1.25%	1.07%	0.88%	0.76%
Fee Waiver or Reimbursement	[2]	none	(0.03%)			(0.05%)		(0.09%)	(0.09%)	(0.09%)	(0.09%)	(0.09%)
Net Expenses (as a percentage of Assets)		0.90%	1.63%	0.80%		0.70%	0.52%	1.29%	1.16%	0.98%	0.79%	0.67%
[1]	Expense information in the table has been restated to reflect current fees. Effective December 31, 2015, the Distribution and/or Service (12b-1) Fees for Class J shares were reduced.
[2]	Principal Management Corporation ("Principal"), the investment advisor, has contractually agreed to limit the Fund’s expenses by paying, if necessary, expenses normally payable by the Fund, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses) to maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 0.88% for Class A, 1.63% for Class C, 1.29% for Class R-1, 1.16% for Class R-2, 0.98% for Class R-3, 0.79% for Class R-4, and 0.67% for Class R-5 shares. In addition, for Class P, the expense limit will maintain "Other Expenses" (expressed as a percent of average net assets on an annualized basis) not to exceed 0.20%, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses). It is expected that the expense limits will continue through the period ending February 28, 2017; however, Principal Funds, Inc. and Principal, the parties to the agreement, may mutually agree to terminate the expense limits prior to the end of the period.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - PFI Prospectus - Government & High Quality Bond Fund - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Government & High Quality Bond Fund, Class A [Member]	315	506	712	1,308
Government & High Quality Bond Fund, Class C [Member]	266	520	899	1,962
Government & High Quality Bond Fund, Class J [Member]	182	255	444	990
Government & High Quality Bond Fund, Class P [Member]	72	234	411	925
Government & High Quality Bond Fund, Institutional Class [Member]	53	167	291	653
Government & High Quality Bond Fund, Class R-1	131	427	745	1,648
Government & High Quality Bond Fund, Class R-2 [Member]	118	386	676	1,502
Government & High Quality Bond Fund, Class R-3 [Member]	100	330	580	1,296
Government & High Quality Bond Fund, Class R-4 [Member]	81	270	477	1,075
Government & High Quality Bond Fund, Class R-5 [Member]	68	232	412	932

With respect to Classes C and J shares, you would pay the following expenses if you did not redeem your shares (all other classes would be the same as in the above example):
Expense Example, No Redemption - PFI Prospectus - Government & High Quality Bond Fund - USD ($)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Government & High Quality Bond Fund, Class C [Member]	166	520	899	1,962
Government & High Quality Bond Fund, Class J [Member]	82	255	444	990

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 31.0% of the average value of its portfolio.

Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in securities issued by the U.S. government, its agencies or instrumentalities or securities that are rated AAA by Standard & Poor's Rating Service ("S&P") or Aaa by Moody's Investors Service, Inc. ("Moody's"), or, if unrated, in the opinion of the Sub-Advisor of comparable quality including but not limited to mortgage securities such as agency and non-agency collateralized mortgage obligations, and other obligations that are secured by mortgages or mortgage-backed securities at the time of purchase. Under normal circumstances, the Fund maintains an average portfolio duration that is within ±25% of the duration of the Barclays Fixed-Rate MBS Index, which as of December 31, 2015 was 4.50 years. The Fund also invests in mortgage-backed securities that are not issued by the U.S. government, its agencies or instrumentalities or rated AAA by S&P, AAA by Fitch, or Aaa by Moody's, including collateralized mortgage obligations, and in other obligations that are secured by mortgages or mortgage-backed securities.

Principal Risks
The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund, in alphabetical order, are:
Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income securities could default on its payment obligations.
Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will be to changes in interest rates.
Real Estate Securities Risk. Real estate securities are subject to the risks associated with direct ownership of real estate, including declines in value, adverse economic conditions, increases in expenses, regulatory changes and environmental problems. Investing in securities of companies in the real estate industry, subjects a fund to the special risks associated with the real estate market including factors such as loss to casualty or condemnation, changes in real estate values, property taxes, interest rates, cash flow of underlying real estate assets, occupancy rates, government regulations affecting zoning, land use and rents, and the management skill and creditworthiness of the issuer.
Redemption Risk. A fund that serves as an underlying fund for a fund of funds is subject to certain risks. When a fund of funds reallocates or rebalances its investments, an underlying fund may experience relatively large redemptions or investments. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.
Securitized Products Risk. Unscheduled prepayments on mortgage-backed and asset-backed securities may have to be reinvested at lower rates. A reduction in prepayments may increase the effective maturities of these securities, exposing them to the risk of decline in market value over time (extension risk).
U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields from many other fixed-income securities.
U.S. Government-Sponsored Securities Risk. Securities issued by U.S. government-sponsored or -chartered enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and the Federal Home Loan Banks are not issued or guaranteed by the U.S. Treasury.

Performance
The following information provides some indication of the risks of investing in the Fund. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information by calling 1-800-222-5852 or online at:

•	For Classes A, C, J, and P - www.principalfunds.com.

•	For Institutional Class and Classes R-1, R-2, R-3, R-4, and R-5 - www.principal.com.
The bar chart shows the investment returns of the Fund’s Class A shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). These annual returns do not reflect sales charges on Class A shares; if they did, results would be lower. The table shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare with those of one or more broad measures of market performance.
The Fund commenced operations after succeeding to the operations of another fund on January 12, 2007. Performance for periods prior to that date is based on the performance of the predecessor fund.
For periods prior to the inception date of Classes J, R-1, R-2, R-3, R-4, and R-5 shares (December 15, 2008) and Class P shares (September 27, 2010), the performance shown in the table for these classes is based on the performance of the Fund's Class A shares, adjusted to reflect the respective fees and expenses of each class. Where this adjustment for fees and expenses results in performance for a newer class that is higher than the historical performance of the Class A shares, the historical performance of the Class A shares is used for the newer class (without respect to sales charges, if not applicable to the newer class). These adjustments for these newer classes result in performance for such periods that is no higher than the historical performance of Class A shares. The predecessor fund's Class A shares commenced operations on May 4, 1984.

Total Returns as of December 31 (Class A shares)

Highest return for a quarter during the period of the bar chart above:	Q3 '06	3.41%
Lowest return for a quarter during the period of the bar chart above:	Q2 '13	(2.13)%

Average Annual Total Returns - PFI Prospectus - Government & High Quality Bond Fund	Label	1 Year	5 Years	10 Years
Government & High Quality Bond Fund, Class A [Member]	Class A Return Before Taxes	(1.60%)	2.20%	3.82%
Government & High Quality Bond Fund, Class A [Member] | After Taxes on Distributions	Class A Return After Taxes on Distributions	(2.84%)	0.96%	2.39%
Government & High Quality Bond Fund, Class A [Member] | After Taxes on Distributions and Sales	Class A Return After Taxes on Distribution and Sale of Fund Shares	(0.91%)	1.18%	2.40%
Government & High Quality Bond Fund, Class C [Member]	Class C Return Before Taxes	(1.18%)	1.82%	3.25%
Government & High Quality Bond Fund, Class J [Member]	Class J Return Before Taxes	(0.39%)	2.55%	3.94%
Government & High Quality Bond Fund, Class P [Member]	Class P Return Before Taxes	0.73%	2.81%	4.13%
Government & High Quality Bond Fund, Institutional Class [Member]	Institutional Class Return Before Taxes	0.90%	2.98%	4.41%
Government & High Quality Bond Fund, Class R-1	Class R-1 Return Before Taxes	0.13%	2.18%	3.60%
Government & High Quality Bond Fund, Class R-2 [Member]	Class R-2 Return Before Taxes	0.26%	2.29%	3.73%
Government & High Quality Bond Fund, Class R-3 [Member]	Class R-3 Return Before Taxes	0.44%	2.50%	3.91%
Government & High Quality Bond Fund, Class R-4 [Member]	Class R-4 Return Before Taxes	0.64%	2.69%	4.08%
Government & High Quality Bond Fund, Class R-5 [Member]	Class R-5 Return Before Taxes	0.76%	2.81%	4.17%
Barclays MBS Fixed Rate Index	Barclays MBS Fixed Rate Index (reflects no deduction for fees, expenses or taxes)	1.51%	2.99%	4.67%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A shares only and would be different for the other share classes.

PFI Prospectus | High Yield Fund [Member]
HIGH YIELD FUND
Objective:
The Fund seeks to provide a high level of current income.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Class A Shares of Principal Funds, Inc. More information about these and other discounts is available from your financial professional and in “Choosing a Share Class and The Costs of Investing” beginning on page 398 of the Fund’s prospectus and “Multiple Class Structure” beginning on page 6 of the Fund’s Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - PFI Prospectus - High Yield Fund	High Yield Fund, Class A [Member]	High Yield Fund, Class C [Member]	High Yield Fund, Class P Shares [Member]	High Yield Fund, Institutional Class [Member]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	3.75%	none	none	none
Maximum Deferred Sales Charge (as a percentage)	1.00%	1.00%	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - PFI Prospectus - High Yield Fund		High Yield Fund, Class A [Member]	High Yield Fund, Class C [Member]	High Yield Fund, Class P Shares [Member]	High Yield Fund, Institutional Class [Member]
Management Fees (as a percentage of Assets)		0.51%	0.51%	0.51%	0.51%
Distribution and Service (12b-1) Fees		0.25%	1.00%
Other Expenses (as a percentage of Assets):		0.12%	0.12%	0.20%	0.09%
Expenses (as a percentage of Assets)		0.88%	1.63%	0.71%	0.60%
Fee Waiver or Reimbursement	[1]			none	none
Net Expenses (as a percentage of Assets)		0.88%	1.63%	0.71%	0.60%
[1]	Principal Management Corporation ("Principal"), the investment advisor, has contractually agreed to limit the Fund’s expenses by paying, if necessary, expenses normally payable by the Fund, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses) to maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 0.61% Institutional shares. In addition, for Class P, the expense limit will maintain "Other Expenses" (expressed as a percent of average net assets on an annualized basis) not to exceed 0.20%, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses). It is expected that the expense limits will continue through the period ending February 28, 2017; however, Principal Funds, Inc. and Principal, the parties to the agreement, may mutually agree to terminate the expense limits prior to the end of the period.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - PFI Prospectus - High Yield Fund - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
High Yield Fund, Class A [Member]	461	645	844	1,419
High Yield Fund, Class C [Member]	266	514	887	1,933
High Yield Fund, Class P Shares [Member]	73	227	395	883
High Yield Fund, Institutional Class [Member]	61	192	335	750

With respect to Class C shares, you would pay the following expenses if you did not redeem your shares (all other classes would be the same as in the above example):
Expense Example, No Redemption	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
PFI Prospectus | High Yield Fund | High Yield Fund, Class C [Member] | USD ($)	166	514	887	1,933

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 45.1% of the average value of its portfolio.

Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in below investment grade bonds (sometimes called “high yield bonds” or "junk bonds") which are rated at the time of purchase Ba1 or lower by Moody's Investors Service, Inc. ("Moody's") and BB+ or lower by Standard & Poor's rating Service ("S&P") (if the bond has been rated by only one of those agencies, that rating will determine whether the bond is below investment grade; if the bond has not been rated by either of those agencies, the Sub-Advisor will determine whether the bond is of a quality comparable to those rated below investment grade). The Fund also invests in bank loans (also known as senior floating rate interests) and securities of foreign issuers, including those located in developing or emerging countries. Under normal circumstances, the Fund maintains an average portfolio duration that is within ±20% of the duration of the Barclays US High Yield 2% Issuer Capped Index, which as of December 31, 2015 was 4.34 years.
During the fiscal year ended October 31, 2015, the average ratings of the Fund’s fixed-income assets, based on market value at each month-end, were as follows (all ratings are by Moody’s):

1.72% in securities rated Aaa	7.14% in securities rated Baa	12.03% in securities rated Caa	0.24% in securities rated D
0.00% in securities rated Aa	40.68% in securities rated Ba	0.00% in securities rated Ca	1.30% in securities not rated
0.11% in securities rated A	36.78% in securities rated B	0.00% in securities rated C

Principal Risks
The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund, in alphabetical order, are:
Bank Loans Risk. Changes in economic conditions are likely to cause issuers of bank loans (also known as senior floating rate interests) to be unable to meet their obligations. In addition, the value of the collateral securing the loan may decline, causing a loan to be substantially unsecured. Underlying credit agreements governing the bank loans, reliance on market makers, priority of repayment and overall market volatility may harm the liquidity of loans.
Emerging Markets Risk. Investments in emerging market countries may have more risk than those in developed market countries because the emerging markets are less developed and more illiquid. Emerging market countries can also be subject to increased social, economic, regulatory, and political uncertainties and can be extremely volatile.
Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income securities could default on its payment obligations.
Foreign Currency Risk. Risks of investing in securities denominated in, or that trade in, foreign (non-U.S.) currencies include changes in foreign exchange rates and foreign exchange restrictions.
Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).
High Yield Securities Risk. High yield fixed-income securities (commonly referred to as "junk bonds") are subject to greater credit quality risk than higher rated fixed-income securities and should be considered speculative.
Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will be to changes in interest rates.
Redemption Risk. A fund that serves as an underlying fund for a fund of funds is subject to certain risks. When a fund of funds reallocates or rebalances its investments, an underlying fund may experience relatively large redemptions or investments. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

Performance
The following information provides some indication of the risks of investing in the Fund. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information by calling 1-800-222-5852 or online at:

•	For Classes A, C, and P - www.principalfunds.com.

•	For Institutional Class - www.principal.com.
The bar chart shows the investment returns of the Fund’s Class A shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). These annual returns do not reflect sales charges on Class A shares; if they did, results would be lower. The table shows, each class of shares of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare with those of one or more broad measures of market performance.
The Fund commenced operations after succeeding to the operations of another fund on January 12, 2007. Performance for periods prior to that date is based on the performance of the predecessor fund.
For periods prior to the inception date of Class P shares (September 27, 2010), the performance shown in the table for Class P shares is based on the performance of the Fund's Class A shares, adjusted to reflect the fees and expenses of the Class P shares. Where this adjustment for fees and expenses results in performance for Class P shares that is higher than the historical performance of the Class A shares, the historical performance of the Class A shares is used for Class P shares (without respect to sales charges, which are not applicable to Class P). These adjustments for Class P shares result in performance for such periods that is no higher than the historical performance of the Class A shares. The predecessor fund's Class A shares commenced operations on April 8, 1998.

Total Returns as of December 31 (Class A shares)

Highest return for a quarter during the period of the bar chart above:	Q2 '09	18.88%
Lowest return for a quarter during the period of the bar chart above:	Q4 '08	(11.89)%

Average Annual Total Returns - PFI Prospectus - High Yield Fund	Label	1 Year	5 Years	10 Years
High Yield Fund, Class A [Member]	Class A Return Before Taxes	(6.58%)	4.05%	6.47%
High Yield Fund, Class A [Member] | After Taxes on Distributions	Class A Return After Taxes on Distributions	(8.88%)	1.05%	3.33%
High Yield Fund, Class A [Member] | After Taxes on Distributions and Sales	Class A Return After Taxes on Distribution and Sale of Fund Shares	(3.64%)	2.02%	3.87%
High Yield Fund, Class C [Member]	Class C Return Before Taxes	(4.54%)	4.08%	6.08%
High Yield Fund, Class P Shares [Member]	Class P Return Before Taxes	(2.76%)	5.14%	7.06%
High Yield Fund, Institutional Class [Member]	Institutional Class Return Before Taxes	(2.81%)	5.16%	7.21%
Barclays U.S. Corporate High Yield 2% Issuer Capped Index	Barclays U.S. Corporate High Yield 2% Issuer Capped Index (reflects no deduction for fees, expenses, or taxes)	(4.43%)	5.03%	6.95%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A shares only and would be different for the other share classes.

PFI Prospectus | High Yield Fund I [Member]
HIGH YIELD FUND I
Objective:
The Fund seeks high current income
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Class A Shares of Principal Funds, Inc. More information about these and other discounts is available from your financial professional and in “Choosing a Share Class and The Costs of Investing” beginning on page 398 of the Fund’s prospectus and “Multiple Class Structure” beginning on page 6 of the Fund’s Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - PFI Prospectus - High Yield Fund I	High Yield I Fund, Class A	High Yield I Fund, Institutional Class [Member]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	3.75%	none
Maximum Deferred Sales Charge (as a percentage)	1.00%	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - PFI Prospectus - High Yield Fund I		High Yield I Fund, Class A	High Yield I Fund, Institutional Class [Member]
Management Fees (as a percentage of Assets)		0.63%	0.63%
Distribution and Service (12b-1) Fees		0.25%
Other Expenses (as a percentage of Assets):		0.35%	0.02%
Expenses (as a percentage of Assets)		1.23%	0.65%
Fee Waiver or Reimbursement	[1]	(0.18%)
Net Expenses (as a percentage of Assets)		1.05%	0.65%
[1]	) Principal Management Corporation ("Principal"), the investment advisor, has contractually agreed to limit the Fund’s expenses by paying, if necessary, expenses normally payable by the Fund, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses) to maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 1.05% for Class A shares. It is expected that the expense limit will continue through the period ending February 28, 2017; however, Principal Funds, Inc. and Principal, the parties to the agreement, may mutually agree to terminate the expense limit prior to the end of the period.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - PFI Prospectus - High Yield Fund I - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
High Yield I Fund, Class A	478	731	1,006	1,790
High Yield I Fund, Institutional Class [Member]	66	208	362	810

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 49.6% of the average value of its portfolio.

Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in below investment grade bonds (sometimes called “high yield bonds” or "junk bonds") which are rated at the time of purchase Ba1 or lower by Moody's Investors Service, Inc. ("Moody's") and BB+ or lower by Standard & Poor's Rating Service ("S&P") (if the bond has been rated by only one of those agencies, that rating will determine whether the bond is below investment grade; if the bond has not been rated by either of those agencies, the Sub-Advisor will determine whether the bond is of a quality comparable to those rated below investment grade). The Fund also invests in bank loans (also known as senior floating rate interests) and securities of foreign issuers. Under normal circumstances, the Fund maintains an average portfolio duration that is within ±25% of the duration of the Barclays US High Yield 2% Issuer Capped Index, which as of December 31, 2015 was 4.34 years.
During the fiscal year ended October 31, 2015, the average ratings of the Fund’s fixed-income assets, based on market value at each month-end, were as follows (all ratings are by Moody’s):

0.00% in securities rated Aaa	7.00% in securities rated Baa	7.63% in securities rated Caa	0.00% in securities rated D
0.00% in securities rated Aa	47.78% in securities rated Ba	0.00% in securities rated Ca	1.07% in securities not rated
0.13% in securities rated A	36.39% in securities rated B	0.00% in securities rated C

Principal Risks
The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund, in alphabetical order, are:
Bank Loans Risk. Changes in economic conditions are likely to cause issuers of bank loans (also known as senior floating rate interests) to be unable to meet their obligations. In addition, the value of the collateral securing the loan may decline, causing a loan to be substantially unsecured. Underlying credit agreements governing the bank loans, reliance on market makers, priority of repayment and overall market volatility may harm the liquidity of loans.
Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income securities could default on its payment obligations.
Foreign Currency Risk. Risks of investing in securities denominated in, or that trade in, foreign (non-U.S.) currencies include changes in foreign exchange rates and foreign exchange restrictions.
Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).
High Yield Securities Risk. High yield fixed-income securities (commonly referred to as "junk bonds") are subject to greater credit quality risk than higher rated fixed-income securities and should be considered speculative.
Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will be to changes in interest rates.
Redemption Risk. A fund that serves as an underlying fund for a fund of funds is subject to certain risks. When a fund of funds reallocates or rebalances its investments, an underlying fund may experience relatively large redemptions or investments. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

Performance
The following information provides some indication of the risks of investing in the Fund. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information by calling 1-800-222-5852 or online at:

•	For Class A - www.principalfunds.com.

•	For Institutional Class - www.principal.com.
Using the historical performance of the Fund's Institutional Class shares, adjusted as described below, the bar chart shows the investment returns of the Fund’s Class A shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). These annual returns do not reflect sales charges on Class A shares; if they did, results would be lower. The table shows, for each class of shares of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare with those of one or more broad measures of market performance.
For periods prior to the inception date of Class A shares (March 1, 2013), the performance shown in the bar chart and the table for Class A shares is based on the performance of the Fund's Institutional Class shares, adjusted to reflect the fees and expenses of the Class A shares. These adjustments for Class A shares result in performance for such periods that is no higher than the historical performance of the Institutional Class shares, which were first sold December 29, 2004.

Total Returns as of December 31 (Class A shares)

Highest return for a quarter during the period of the bar chart above:	Q2 '09	18.91%
Lowest return for a quarter during the period of the bar chart above:	Q4 '08	(14.49)%

Average Annual Total Returns - PFI Prospectus - High Yield Fund I	Label	1 Year	5 Years	10 Years
High Yield I Fund, Class A	Class A Return Before Taxes	(8.52%)	3.20%	6.08%
High Yield I Fund, Class A | After Taxes on Distributions	Class A Return After Taxes on Distributions	(10.62%)	0.50%	3.36%
High Yield I Fund, Class A | After Taxes on Distributions and Sales	Class A Return After Taxes on Distribution and Sale of Fund Shares	(4.75%)	1.51%	3.71%
High Yield I Fund, Institutional Class [Member]	Institutional Class Return Before Taxes	(4.72%)	4.38%	6.90%
Barclays U.S. Corporate High Yield 2% Issuer Capped Index	Barclays U.S. Corporate High Yield 2% Issuer Capped Index (reflects no deduction for fees, expenses, or taxes)	(4.43%)	5.03%	6.95%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A shares only and would be different for the other share class.

PFI Prospectus | Income Fund [Member]
INCOME FUND
Objective:
The Fund seeks to provide a high level of current income consistent with preservation of capital.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Class A Shares of Principal Funds, Inc. More information about these and other discounts is available from your financial professional and in “Choosing a Share Class and The Costs of Investing” beginning on page 398 of the Fund’s prospectus and “Multiple Class Structure” beginning on page 6 of the Fund’s Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - PFI Prospectus - Income Fund	Income Fund, Class A [Member]	Income Fund, Class C [Member]	Income Fund, Class J [Member]	Income Fund, Class P Shares [Member]	Income Fund, Institutional Class [Member]	Income Fund, Class R-1 Shares [Member]	Income Fund, Class R-2 Shares [Member]	Income Fund, Class R-3 Shares [Member]	Income Fund, Class R-4 Shares [Member]	Income Fund, Class R-5 Shares [Member]	Income Fund, Class R-6 Shares
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	2.25%	none	none	none	none	none	none	none	none	none	none
Maximum Deferred Sales Charge (as a percentage)	1.00%	1.00%	1.00%	none	none	none	none	none	none	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - PFI Prospectus - Income Fund		Income Fund, Class A [Member]	Income Fund, Class C [Member]	Income Fund, Class J [Member]		Income Fund, Class P Shares [Member]	Income Fund, Institutional Class [Member]	Income Fund, Class R-1 Shares [Member]	Income Fund, Class R-2 Shares [Member]	Income Fund, Class R-3 Shares [Member]	Income Fund, Class R-4 Shares [Member]	Income Fund, Class R-5 Shares [Member]	Income Fund, Class R-6 Shares
Management Fees (as a percentage of Assets)		0.48%	0.48%	0.48%		0.48%	0.48%	0.48%	0.48%	0.48%	0.48%	0.48%	0.48%
Distribution and Service (12b-1) Fees		0.25%	1.00%	0.15%	[1]			0.35%	0.30%	0.25%	0.10%
Other Expenses (as a percentage of Assets):		0.14%	0.18%	0.15%		0.18%	0.01%	0.53%	0.45%	0.32%	0.28%	0.26%	0.73%
Acquired Fund Fees and Expenses		0.01%	0.01%	0.01%		0.01%	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%
Expenses (as a percentage of Assets)		0.88%	1.67%	0.79%		0.67%	0.50%	1.37%	1.24%	1.06%	0.87%	0.75%	1.22%
Fee Waiver or Reimbursement	[2]					none							(0.66%)
Net Expenses (as a percentage of Assets)		0.88%	1.67%	0.79%		0.67%	0.50%	1.37%	1.24%	1.06%	0.87%	0.75%	0.56%
[1]	Expense information in the table has been restated to reflect current fees. Effective December 31, 2015, the Distribution and/or Service (12b-1) Fees for Class J shares were reduced.
[2]	Principal Management Corporation ("Principal"), the investment advisor, has contractually agreed to limit the Fund’s expenses by paying, if necessary, expenses normally payable by the Fund, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses) to maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 0.55% for Class R-6 shares. In addition, for Class P, the expense limit will maintain "Other Expenses" (expressed as a percent of average net assets on an annualized basis) not to exceed 0.20%, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses). It is expected that the expense limits will continue through the period ending February 28, 2017; however, Principal Funds, Inc. and Principal, the parties to the agreement, may mutually agree to terminate the expense limits prior to the end of the period.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - PFI Prospectus - Income Fund - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Income Fund, Class A [Member]	313	499	702	1,285
Income Fund, Class C [Member]	270	526	907	1,976
Income Fund, Class J [Member]	181	252	439	978
Income Fund, Class P Shares [Member]	68	214	373	835
Income Fund, Institutional Class [Member]	51	160	280	628
Income Fund, Class R-1 Shares [Member]	139	434	750	1,646
Income Fund, Class R-2 Shares [Member]	126	393	681	1,500
Income Fund, Class R-3 Shares [Member]	108	337	585	1,294
Income Fund, Class R-4 Shares [Member]	89	278	482	1,073
Income Fund, Class R-5 Shares [Member]	77	240	417	930
Income Fund, Class R-6 Shares	57	311	596	1,409

With respect to Classes C and J shares, you would pay the following expenses if you did not redeem your shares (all other classes would be the same as in the above example):
Expense Example, No Redemption - PFI Prospectus - Income Fund - USD ($)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Income Fund, Class C [Member]	170	526	907	1,976
Income Fund, Class J [Member]	81	252	439	978

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 11.5% of the average value of its portfolio.

Principal Investment Strategies
The Fund invests primarily in a diversified pool of fixed-income securities including corporate securities, U.S. government securities, and mortgage-backed securities (including collateralized mortgage obligations), up to 35% of which may be in below investment grade bonds (sometimes called “high yield bonds” or "junk bonds") which are rated at the time of purchase Ba1 or lower by Moody's Investors Service, Inc. ("Moody's") and BB+ or lower by Standard & Poor's Rating Service ("S&P") (if the bond has been rated by only one of those agencies, that rating will determine whether the bond is below investment grade; if the bond has not been rated by either of those agencies, the Sub-Advisor will determine whether the bond is of a quality comparable to those rated below investment grade). Under normal circumstances, the Fund maintains an average portfolio duration that is within ±25% of the duration of the Barclays U.S. Aggregate Bond Index, which as of December 31, 2015 was 5.68 years. The Fund also invests in foreign securities.
During the fiscal year ended October 31, 2015, the average ratings of the Fund’s fixed-income assets, based on market value at each month-end, were as follows (all ratings are by Moody’s):

40.04% in securities rated Aaa	28.75% in securities rated Baa	1.14% in securities rated Caa	0.00% in securities rated D
3.59% in securities rated Aa	5.15% in securities rated Ba	0.00% in securities rated Ca	0.70% in securities not rated
15.18% in securities rated A	5.45% in securities rated B	0.00% in securities rated C

Principal Risks
The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund, in alphabetical order, are:
Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income securities could default on its payment obligations.
Foreign Currency Risk. Risks of investing in securities denominated in, or that trade in, foreign (non-U.S.) currencies include changes in foreign exchange rates and foreign exchange restrictions.
Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).
High Yield Securities Risk. High yield fixed-income securities (commonly referred to as "junk bonds") are subject to greater credit quality risk than higher rated fixed-income securities and should be considered speculative.
Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will be to changes in interest rates.
Real Estate Securities Risk. Real estate securities are subject to the risks associated with direct ownership of real estate, including declines in value, adverse economic conditions, increases in expenses, regulatory changes and environmental problems. Investing in securities of companies in the real estate industry, subjects a fund to the special risks associated with the real estate market including factors such as loss to casualty or condemnation, changes in real estate values, property taxes, interest rates, cash flow of underlying real estate assets, occupancy rates, government regulations affecting zoning, land use and rents, and the management skill and creditworthiness of the issuer.
Redemption Risk. A fund that serves as an underlying fund for a fund of funds is subject to certain risks. When a fund of funds reallocates or rebalances its investments, an underlying fund may experience relatively large redemptions or investments. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.
Securitized Products Risk. Investments in securitized products are subject to risks similar to traditional fixed income securities, such as credit, interest rate, liquidity, prepayment, extension, and default risk, as well as additional risks associated with the nature of the assets and the servicing of those assets. Unscheduled prepayments on securitized products may have to be reinvested at lower rates. A reduction in prepayments may increase the effective maturities of these securities, exposing them to the risk of decline in market value over time (extension risk).
U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields from many other fixed-income securities.
U.S. Government-Sponsored Securities Risk. Securities issued by U.S. government-sponsored or -chartered enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and the Federal Home Loan Banks are not issued or guaranteed by the U.S. Treasury.

Performance
The following information provides some indication of the risks of investing in the Fund. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online by calling 1-800-222-5852 or online at:

•	For Classes A, C, J, and P - www.principalfunds.com.

•	For Institutional Class and Classes R-1, R-2, R-3, R-4, R-5, and R-6 - www.principal.com.
The bar chart shows the investment returns of the Fund’s Class A shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). These annual returns do not reflect sales charges on Class A shares; if they did, results would be lower. The table shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare with those of one or more broad measures of market performance.
The Fund commenced operations after succeeding to the operations of another fund on January 12, 2007. Performance for periods prior to that date is based on the performance of the predecessor fund.
For periods prior to the inception date of Class J shares (September 30, 2009), Classes R-1, R-2, R-3, R-4, and R-5 shares (March 1, 2010), Class P shares (September 27, 2010) and Class R-6 shares (November 25, 2014), the performance shown in the table for these classes is based on the performance of the Fund's Class A shares, adjusted to reflect the respective fees and expenses of each class. Where this adjustment for fees and expenses results in performance for a newer class that is higher than the historical performance of the Class A shares, the historical performance of the Class A shares is used for the newer class (without respect to sales charges, if not applicable to the newer class). These adjustments for the newer classes result in performance for such periods that is no higher than the historical performance of the Class A shares. The predecessor fund's Class A shares commence operations on December 15, 1975.

Total Returns as of December 31 (Class A Shares)

Highest return for a quarter during the period of the bar chart above:	Q2 '09	10.26%
Lowest return for a quarter during the period of the bar chart above:	Q3 '08	(4.74)%

Average Annual Total Returns - PFI Prospectus - Income Fund	Label	1 Year	5 Years	10 Years
Income Fund, Class A [Member]	Class A Return Before Taxes	(3.53%)	3.09%	4.83%
Income Fund, Class A [Member] | After Taxes on Distributions	Class A Return After Taxes on Distributions	(4.85%)	1.52%	3.01%
Income Fund, Class A [Member] | After Taxes on Distributions and Sales	Class A Return After Taxes on Distribution and Sale of Fund Shares	(1.99%)	1.73%	3.02%
Income Fund, Class C [Member]	Class C Return Before Taxes	(3.08%)	2.73%	4.27%
Income Fund, Class J [Member]	Class J Return Before Taxes	(2.26%)	3.48%	4.92%
Income Fund, Class P Shares [Member]	Class P Return Before Taxes	(1.14%)	3.76%	5.18%
Income Fund, Institutional Class [Member]	Institutional Class Return Before Taxes	(0.96%)	3.95%	5.46%
Income Fund, Class R-1 Shares [Member]	Class R-1 Return Before Taxes	(1.72%)	3.07%	4.57%
Income Fund, Class R-2 Shares [Member]	Class R-2 Return Before Taxes	(1.69%)	3.20%	4.70%
Income Fund, Class R-3 Shares [Member]	Class R-3 Return Before Taxes	(1.51%)	3.39%	4.90%
Income Fund, Class R-4 Shares [Member]	Class R-4 Return Before Taxes	(1.33%)	3.56%	5.08%
Income Fund, Class R-5 Shares [Member]	Class R-5 Return Before Taxes	(1.21%)	3.69%	5.15%
Income Fund, Class R-6 Shares	Class R-6 Return Before Taxes	(1.02%)	3.64%	5.11%
Barclays U.S. Aggregate Bond Index	Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	0.55%	3.25%	4.51%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A shares only and would be different for the other share classes.

PFI Prospectus | Inflation Protection Fund [Member]
INFLATION PROTECTION FUND
Objective:
The Fund seeks to provide current income and real (after inflation) total returns.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Class A Shares of Principal Funds, Inc. More information about these and other discounts is available from your financial professional and in “Choosing a Share Class and The Costs of Investing” beginning on page 398 of the Fund’s prospectus and “Multiple Class Structure” beginning on page 6 of the Fund’s Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - PFI Prospectus - Inflation Protection Fund	Inflation Protection Fund, Class A [Member]	Inflation Protection Fund, Class C [Member]	Inflation Protection Fund, Class J [Member]	Inflation Protection Fund, Institutional Class [Member]	Inflation Protection Fund, Class R-1 [Member]	Inflation Protection Fund, Class R-2 [Member]	Inflation Protection Fund, Class R-3	Inflation Protection Fund, Class R-4 [Member]	Inflation Protection Fund, Class R-5 [Member]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	3.75%	none	none	none	none	none	none	none	none
Maximum Deferred Sales Charge (as a percentage)	1.00%	1.00%	1.00%	none	none	none	none	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - PFI Prospectus - Inflation Protection Fund		Inflation Protection Fund, Class A [Member]	Inflation Protection Fund, Class C [Member]	Inflation Protection Fund, Class J [Member]		Inflation Protection Fund, Institutional Class [Member]	Inflation Protection Fund, Class R-1 [Member]	Inflation Protection Fund, Class R-2 [Member]	Inflation Protection Fund, Class R-3	Inflation Protection Fund, Class R-4 [Member]	Inflation Protection Fund, Class R-5 [Member]
Management Fees (as a percentage of Assets)		0.38%	0.38%	0.38%		0.38%	0.38%	0.38%	0.38%	0.38%	0.38%
Distribution and Service (12b-1) Fees		0.25%	1.00%	0.15%	[1]		0.35%	0.30%	0.25%	0.10%
Other Expenses (as a percentage of Assets):		0.32%	0.70%	0.50%		0.01%	0.54%	0.46%	0.33%	0.29%	0.27%
Expenses (as a percentage of Assets)		0.95%	2.08%	1.03%		0.39%	1.27%	1.14%	0.96%	0.77%	0.65%
Fee Waiver or Reimbursement	[2]	(0.05%)	(0.43%)	none
Net Expenses (as a percentage of Assets)		0.90%	1.65%	1.03%		0.39%	1.27%	1.14%	0.96%	0.77%	0.65%
[1]	Expense information in the table has been restated to reflect current fees. Effective December 31, 2015, the Distribution and/or Service (12b-1) Fees for Class J shares were reduced.
[2]	Principal Management Corporation ("Principal"), the investment advisor, has contractually agreed to limit the Fund’s expenses by paying, if necessary, expenses normally payable by the Fund, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses) to maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 0.90% for Class A, 1.65% for Class C, and 1.15% for Class J shares. It is expected that the expense limits will continue through the period ending February 28, 2017; however, Principal Funds, Inc. and Principal, the parties to the agreement, may mutually agree to terminate the expense limits prior to the end of the period.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - PFI Prospectus - Inflation Protection Fund - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Inflation Protection Fund, Class A [Member]	463	661	875	1,492
Inflation Protection Fund, Class C [Member]	268	603	1,072	2,370
Inflation Protection Fund, Class J [Member]	205	328	569	1,259
Inflation Protection Fund, Institutional Class [Member]	40	125	219	493
Inflation Protection Fund, Class R-1 [Member]	129	403	697	1,534
Inflation Protection Fund, Class R-2 [Member]	116	362	628	1,386
Inflation Protection Fund, Class R-3	98	306	531	1,178
Inflation Protection Fund, Class R-4 [Member]	79	246	428	954
Inflation Protection Fund, Class R-5 [Member]	66	208	362	810

With respect to Classes C and J shares, you would pay the following expenses if you did not redeem your shares (all other classes would be the same as in the above example):
Expense Example, No Redemption - PFI Prospectus - Inflation Protection Fund - USD ($)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Inflation Protection Fund, Class C [Member]	168	603	1,072	2,370
Inflation Protection Fund, Class J [Member]	105	328	569	1,259

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 54.5% of the average value of its portfolio.

Principal Investment Strategies
The Fund invests primarily in inflation-indexed bonds of varying maturities issued by the U.S. and non-U.S. governments, their agencies or instrumentalities, and U.S. and non-U.S. corporations. Inflation-indexed bonds are fixed income securities that are structured to provide protection against inflation. The value of the bond's principal or the interest income paid on the bond is adjusted to track changes in an official inflation measure. The U.S. Treasury uses the Consumer Price Index for Urban Consumers as the inflation measure. Inflation-indexed bonds issued by a foreign government are generally adjusted to reflect a comparable inflation index, calculated by that government. Under normal circumstances, the Fund maintains an average portfolio duration that is within ±20% of the duration of the Barclays U.S. Treasury Inflation Protected Securities (TIPS) Index. The Fund also invests in foreign securities, U.S. Treasuries and agency securities. The Fund utilizes derivative strategies, specifically futures, swaps, and options for purposes of managing the risk profile of the Fund. A derivative is a financial arrangement, the value of which is derived from, or based on, a traditional security, asset, or market index.

Principal Risks
The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund, in alphabetical order, are:
Counterparty Risk. Counterparty risk is the risk that the counterparty to a contract or other obligation will be unable or unwilling to honor its obligations.
Derivatives Risk. Derivatives may not move in the direction anticipated by the portfolio manager. Transactions in derivatives may increase volatility, cause the liquidation of portfolio positions when not advantageous to do so and result in disproportionate losses that may be substantially greater than a fund's initial investment.

•
Futures and Swaps. Futures and swaps involve specific risks, including: the imperfect correlation between the change in market value of the instruments held by the fund and the price of the future or swap; possible lack of a liquid secondary market for a future or swap and the resulting inability to close a future or swap when desired; counterparty risk; and if the fund has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements.

•
Options. Options involve specific risks, including: imperfect correlation between the change in market value of the instruments held by the fund and the price of the options, counterparty risk, difference in trading hours for the options markets and the markets for the underlying securities (rate movements can take place in the underlying markets that cannot be reflected in the options markets), and an insufficient liquid secondary market for particular options.

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income securities could default on its payment obligations.
Foreign Currency Risk. Risks of investing in securities denominated in, or that trade in, foreign (non-U.S.) currencies include changes in foreign exchange rates and foreign exchange restrictions.
Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).
Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will be to changes in interest rates.
Redemption Risk. A fund that serves as an underlying fund for a fund of funds is subject to certain risks. When a fund of funds reallocates or rebalances its investments, an underlying fund may experience relatively large redemptions or investments. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.
U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields from many other fixed-income securities.
U.S. Government-Sponsored Securities Risk. Securities issued by U.S. government-sponsored or -chartered enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and the Federal Home Loan Banks are not issued or guaranteed by the U.S. Treasury.

Performance
The following information provides some indication of the risks of investing in the Fund. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information by calling 1-800-222-5852 or online at:

•	For Classes A, C, and J - www.principalfunds.com.

•	For Institutional Class and Classes R-1, R-2, R-3, R-4, and R-5 - www.principal.com.
The bar chart shows the investment returns of the Fund’s Class A shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). These annual returns do not reflect sales charges on Class A shares; if they did, results would be lower. The table shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare with those of one or more broad measures of market performance.
For periods prior to the inception date of Class C shares (January 16, 2007), the performance shown in the table for Class C is based on the performance of the Fund's Institutional Class shares, adjusted to reflect the Class C fees and expenses. These adjustments result in performance for such periods that is no higher than the historical performance of the Fund's Institutional Class shares, which were first sold December 29, 2004.

Total Returns as of December 31 (Class A shares)

Highest return for a quarter during the period of the bar chart above:	Q3 '11	4.35%
Lowest return for a quarter during the period of the bar chart above:	Q4 '08	(10.39)%

Average Annual Total Returns - PFI Prospectus - Inflation Protection Fund	Label	1 Year	5 Years	10 Years
Inflation Protection Fund, Class A [Member]	Class A Return Before Taxes	(6.19%)	0.91%	0.31%
Inflation Protection Fund, Class A [Member] | After Taxes on Distributions	Class A Return After Taxes on Distributions	(6.48%)	0.45%	(0.58%)
Inflation Protection Fund, Class A [Member] | After Taxes on Distributions and Sales	Class A Return After Taxes on Distribution and Sale of Fund Shares	(3.51%)	0.55%	(0.05%)
Inflation Protection Fund, Class C [Member]	Class C Return Before Taxes	(4.34%)	0.88%	(0.08%)
Inflation Protection Fund, Class J [Member]	Class J Return Before Taxes	(3.71%)	1.50%	0.46%
Inflation Protection Fund, Institutional Class [Member]	Institutional Class Return Before Taxes	(2.15%)	2.17%	1.06%
Inflation Protection Fund, Class R-1 [Member]	Class R-1 Return Before Taxes	(2.92%)	1.30%	0.21%
Inflation Protection Fund, Class R-2 [Member]	Class R-2 Return Before Taxes	(2.88%)	1.41%	0.31%
Inflation Protection Fund, Class R-3	Class R-3 Return Before Taxes	(2.69%)	1.57%	0.49%
Inflation Protection Fund, Class R-4 [Member]	Class R-4 Return Before Taxes	(2.51%)	1.76%	0.68%
Inflation Protection Fund, Class R-5 [Member]	Class R-5 Return Before Taxes	(2.35%)	1.90%	0.80%
Barclays US Treasury Tips Index	Barclays U.S. Treasury TIPS Index (reflects no deduction for fees, expenses, or taxes)	(1.44%)	2.55%	3.93%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A shares only and would be different for the other share classes.

PFI Prospectus | International Emerging Markets Fund [Member]
INTERNATIONAL EMERGING MARKETS FUND
Objective:
The Fund seeks long-term growth of capital.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A Shares of Principal Funds, Inc. More information about these and other discounts is available from your financial professional and in “Choosing a Share Class and The Costs of Investing” beginning on page 398 of the Fund’s prospectus and “Multiple Class Structure” beginning on page 6 of the Fund’s Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - PFI Prospectus - International Emerging Markets Fund	International Emerging Markets Fund, Class A [Member]	International Emerging Markets Fund, Class C [Member]	International Emerging Markets Fund, Class J [Member]	International Emerging Markets Fund, Class P Shares [Member]	International Emerging Markets Fund, Institutional Class [Member]	International Emerging Markets Fund, Class R-1 [Member]	International Emerging Markets Fund, Class R-2 [Member]	International Emerging Markets Fund, Class R-3 [Member]	International Emerging Markets Fund, Class R-4 [Member]	International Emerging Markets Fund, Class R-5 [Member]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	5.50%	none	none	none	none	none	none	none	none	none
Maximum Deferred Sales Charge (as a percentage)	1.00%	1.00%	1.00%	none	none	none	none	none	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - PFI Prospectus - International Emerging Markets Fund		International Emerging Markets Fund, Class A [Member]	International Emerging Markets Fund, Class C [Member]	International Emerging Markets Fund, Class J [Member]		International Emerging Markets Fund, Class P Shares [Member]	International Emerging Markets Fund, Institutional Class [Member]	International Emerging Markets Fund, Class R-1 [Member]	International Emerging Markets Fund, Class R-2 [Member]	International Emerging Markets Fund, Class R-3 [Member]	International Emerging Markets Fund, Class R-4 [Member]	International Emerging Markets Fund, Class R-5 [Member]
Management Fees (as a percentage of Assets)		1.18%	1.18%	1.18%		1.18%	1.18%	1.18%	1.18%	1.18%	1.18%	1.18%
Distribution and Service (12b-1) Fees		0.25%	1.00%	0.15%	[1]			0.35%	0.30%	0.25%	0.10%
Other Expenses (as a percentage of Assets):		0.40%	0.62%	0.26%		1.02%	0.07%	0.59%	0.51%	0.38%	0.34%	0.32%
Expenses (as a percentage of Assets)		1.83%	2.80%	1.59%		2.20%	1.25%	2.12%	1.99%	1.81%	1.62%	1.50%
Fee Waiver or Reimbursement	[2]	(0.08%)	none			(0.82%)
Net Expenses (as a percentage of Assets)		1.75%	2.80%	1.59%		1.38%	1.25%	2.12%	1.99%	1.81%	1.62%	1.50%
[1]	Expense information in the table has been restated to reflect current fees. Effective December 31, 2015, the Distribution and/or Service (12b-1) Fees for Class J shares were reduced.
[2]	Principal Management Corporation ("Principal"), the investment advisor, has contractually agreed to limit the Fund’s expenses by paying, if necessary, expenses normally payable by the Fund, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses) to maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 1.75% for Class A and 2.80% for Class C shares. In addition, for Class P, the expense limit will maintain "Other Expenses" (expressed as a percent of average net assets on an annualized basis) not to exceed 0.20%, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses). It is expected that the expense limits will continue through the period ending February 28, 2017; however, Principal Funds, Inc. and Principal, the parties to the agreement, may mutually agree to terminate the expense limits prior to the end of the period.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - PFI Prospectus - International Emerging Markets Fund - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
International Emerging Markets Fund, Class A [Member]	718	1,085	1,478	2,573
International Emerging Markets Fund, Class C [Member]	383	868	1,479	3,128
International Emerging Markets Fund, Class J [Member]	262	502	866	1,889
International Emerging Markets Fund, Class P Shares [Member]	140	596	1,092	2,459
International Emerging Markets Fund, Institutional Class [Member]	127	397	686	1,511
International Emerging Markets Fund, Class R-1 [Member]	215	664	1,139	2,452
International Emerging Markets Fund, Class R-2 [Member]	202	624	1,073	2,317
International Emerging Markets Fund, Class R-3 [Member]	184	569	980	2,127
International Emerging Markets Fund, Class R-4 [Member]	165	511	881	1,922
International Emerging Markets Fund, Class R-5 [Member]	153	474	818	1,791

With respect to Classes C and J shares, you would pay the following expenses if you did not redeem your shares (all other classes would be the same as in the above example):
Expense Example, No Redemption - PFI Prospectus - International Emerging Markets Fund - USD ($)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
International Emerging Markets Fund, Class C [Member]	283	868	1,479	3,128
International Emerging Markets Fund, Class J [Member]	162	502	866	1,889

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 88.4% of the average value of its portfolio.

Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of emerging market companies at the time of purchase. Emerging market companies are:

•	companies with their principal place of business or principal office in emerging market countries or

•	companies whose principal securities trading market is an emerging market country.
Here, "emerging market country" means any country which is considered to be an emerging country by the international financial community (including the MSCI Emerging Markets Index or Barclays Emerging Markets USD Aggregate Bond Index). These countries generally include every nation in the world except the United States, Canada, Japan, Australia, and New Zealand, and most nations located in Western Europe. The Fund invests in equity securities of small, medium, and large market capitalization companies.

Principal Risks
The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund, in alphabetical order, are:
Emerging Markets Risk. Investments in emerging market countries may have more risk than those in developed market countries because the emerging markets are less developed and more illiquid. Emerging market countries can also be subject to increased social, economic, regulatory, and political uncertainties and can be extremely volatile.
Equity Securities Risk. The value of equity securities could decline if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment (such as market capitalization or style) may underperform other market segments or the equity markets as a whole.

•
Small and Medium Market Capitalization Companies. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.

Foreign Currency Risk. Risks of investing in securities denominated in, or that trade in, foreign (non-U.S.) currencies include changes in foreign exchange rates and foreign exchange restrictions.
Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).
Redemption Risk. A fund that serves as an underlying fund for a fund of funds is subject to certain risks. When a fund of funds reallocates or rebalances its investments, an underlying fund may experience relatively large redemptions or investments. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

Performance
The following information provides some indication of the risks of investing in the Fund. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information by calling 1-800-222-5852 or online at:

•	For Classes A, C, J, and P - www.principalfunds.com.

•	For Institutional Class and Classes R-1, R-2, R-3, R-4, and R-5 - www.principal.com.
The bar chart shows the investment returns of the Fund’s Class A shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). These annual returns do not reflect sales charges on Class A shares; if they did, results would be lower. The table shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare with those of one or more broad measures of market performance.
For periods prior to the inception date of Class C shares (January 16, 2007) and Class P shares (September 27, 2010), the performance shown in the table for these classes is based on the performance of the Fund’s Class R-3 shares, adjusted to reflect the respective fees and expenses of each class. Where this adjustment for fees and expenses results in performance for a newer class that is higher than the historical performance of the Class R-3 shares, the historical performance of the Class R-3 shares is used for the newer class. These adjustments for these newer classes result in performance for such periods that is no higher than the historical performance of the Fund's Class R-3 shares, which were first sold December 6, 2000.

Total Returns as of December 31 (Class A shares)

Highest return for a quarter during the period of the bar chart above:	Q2 '09	28.76%
Lowest return for a quarter during the period of the bar chart above:	Q3 '08	(29.21)%

Average Annual Total Returns - PFI Prospectus - International Emerging Markets Fund	Label	1 Year	5 Years	10 Years
International Emerging Markets Fund, Class A [Member]	Class A Return Before Taxes	(18.83%)	(6.22%)	2.23%
International Emerging Markets Fund, Class A [Member] | After Taxes on Distributions	Class A Return After Taxes on Distributions	(18.56%)	(6.11%)	1.72%
International Emerging Markets Fund, Class A [Member] | After Taxes on Distributions and Sales	Class A Return After Taxes on Distribution and Sale of Fund Shares	(10.27%)	(4.32%)	2.03%
International Emerging Markets Fund, Class C [Member]	Class C Return Before Taxes	(15.83%)	(6.06%)	1.89%
International Emerging Markets Fund, Class J [Member]	Class J Return Before Taxes	(14.87%)	(5.05%)	2.88%
International Emerging Markets Fund, Class P Shares [Member]	Class P Return Before Taxes	(13.77%)	(4.76%)	3.07%
International Emerging Markets Fund, Institutional Class [Member]	Institutional Class Return Before Taxes	(13.63%)	(4.64%)	3.42%
International Emerging Markets Fund, Class R-1 [Member]	Class R-1 Return Before Taxes	(14.40%)	(5.46%)	2.52%
International Emerging Markets Fund, Class R-2 [Member]	Class R-2 Return Before Taxes	(14.29%)	(5.34%)	2.65%
International Emerging Markets Fund, Class R-3 [Member]	Class R-3 Return Before Taxes	(14.14%)	(5.17%)	2.83%
International Emerging Markets Fund, Class R-4 [Member]	Class R-4 Return Before Taxes	(13.97%)	(4.99%)	3.04%
International Emerging Markets Fund, Class R-5 [Member]	Class R-5 Return Before Taxes	(13.88%)	(4.87%)	3.16%
MSCI-Emerging Markets NDTR D Index	MSCI Emerging Markets NDTR D Index (reflects no deduction for fees, expenses, or taxes)	(14.92%)	(4.81%)	3.61%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A shares only and would be different for the other share classes.

PFI Prospectus | International Fund I [Member]
INTERNATIONAL FUND I
Objective:
The Fund seeks long-term growth of capital.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A Shares of Principal Funds, Inc. More information about these and other discounts is available from your financial professional and in “Choosing a Share Class and The Costs of Investing” beginning on page 398 of the Fund’s prospectus and “Multiple Class Structure” beginning on page 6 of the Fund’s Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - PFI Prospectus - International Fund I	International Fund I, Class A	International Fund I, Class P	International I Fund, Institutional Class [Member]	International I Fund, Class R-1 [Member]	International I Fund, Class R-2 [Member]	International I Fund, Class R-3 [Member]	International I Fund, Class R-4 [Member]	International I Fund, Class R-5 [Member]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	5.50%	none	none	none	none	none	none	none
Maximum Deferred Sales Charge (as a percentage)	1.00%	none	none	none	none	none	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - PFI Prospectus - International Fund I		International Fund I, Class A	International Fund I, Class P	International I Fund, Institutional Class [Member]	International I Fund, Class R-1 [Member]	International I Fund, Class R-2 [Member]	International I Fund, Class R-3 [Member]	International I Fund, Class R-4 [Member]	International I Fund, Class R-5 [Member]
Management Fees (as a percentage of Assets)		0.90%	0.90%	0.90%	0.90%	0.90%	0.90%	0.90%	0.90%
Distribution and Service (12b-1) Fees		0.25%			0.35%	0.30%	0.25%	0.10%
Other Expenses (as a percentage of Assets):		1.03%	0.18%	0.07%	0.56%	0.48%	0.35%	0.31%	0.29%
Expenses (as a percentage of Assets)		2.18%	1.08%	0.97%	1.81%	1.68%	1.50%	1.31%	1.19%
Fee Waiver or Reimbursement	[1]	(0.73%)	none	none
Net Expenses (as a percentage of Assets)		1.45%	1.08%	0.97%	1.81%	1.68%	1.50%	1.31%	1.19%
[1]	(Principal Management Corporation ("Principal"), the investment advisor, has contractually agreed to limit the Fund’s expenses by paying, if necessary, expenses normally payable by the Fund, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses) to maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 1.45% for Class A and 1.00% for Institutional Class shares. In addition, for Class P, the expense limit will maintain "Other Expenses" (expressed as a percent of average net assets on an annualized basis) not to exceed 0.20% (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses). It is expected that the expense limits will continue through the period ending February 28, 2017; however, Principal Funds, Inc. and Principal, the parties to the agreement, may mutually agree to terminate the expense limits prior to the end of the period.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - PFI Prospectus - International Fund I - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
International Fund I, Class A	689	1,117	1,581	2,862
International Fund I, Class P	110	343	595	1,317
International I Fund, Institutional Class [Member]	99	309	536	1,190
International I Fund, Class R-1 [Member]	184	569	980	2,127
International I Fund, Class R-2 [Member]	171	530	913	1,987
International I Fund, Class R-3 [Member]	153	474	818	1,791
International I Fund, Class R-4 [Member]	133	415	718	1,579
International I Fund, Class R-5 [Member]	121	378	654	1,443

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 52.8% of the average value of its portfolio.

Principal Investment Strategies
The Fund invests primarily in foreign equity securities. Usually, the Fund's investments are diversified across many different countries and regions, including countries with emerging markets. The Fund typically invests in foreign securities of at least ten countries. The Fund invests in equity securities of small, medium, and large market capitalization companies.
The Fund invests in value equity securities, an investment strategy that emphasizes buying equity securities that appear to be undervalued. The Fund also invests in growth equity securities; growth orientation emphasizes buying equity securities of companies whose potential for growth of capital and earnings is expected to be above average.

Principal Risks
The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund, in alphabetical order, are:
Emerging Markets Risk. Investments in emerging market countries may have more risk than those in developed market countries because the emerging markets are less developed and more illiquid. Emerging market countries can also be subject to increased social, economic, regulatory, and political uncertainties and can be extremely volatile.
Equity Securities Risk. The value of equity securities could decline if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment (such as market capitalization or style) may underperform other market segments or the equity markets as a whole.

•
Growth Stock Risk. If growth companies do not increase their earnings at a rate expected by investors, the market price of the stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can lessen price declines in market downturns.

•
Small and Medium Market Capitalization Companies. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.

•
Value Stock Risk. Value stocks may continue to be undervalued by the market for extended periods, including the entire period during which the stock is held by a fund, or the events that the portfolio manager believed would cause the stock price to increase may not occur as anticipated or at all. Moreover, a stock judged to be undervalued actually may be appropriately priced at a low level.

Foreign Currency Risk. Risks of investing in securities denominated in, or that trade in, foreign (non-U.S.) currencies include changes in foreign exchange rates and foreign exchange restrictions.
Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).

Performance
The following information provides some indication of the risks of investing in the Fund. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information by calling 1-800-222-5852 or online at:

•	For Classes A and P - www.principalfunds.com.

•	For Institutional Class and Classes R-1, R-2, R-3, R-4, and R-5 - www.principal.com.
Using the historical performance of the Fund's Institutional Class shares, adjusted as described below, the bar chart shows the investment returns of the Fund’s Class A shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). These annual returns do not reflect sales charges on Class A shares; if they did, results would be lower. The table shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare with those of one or more broad measures of market performance.
For periods prior to the inception date of Classes A and P shares (June 3, 2014), the performance shown in the bar chart and the table for these classes is based on the performance of the Fund's Institutional Class shares, adjusted to reflect the respective fees and expenses of each class. These adjustments for these newer classes result in performance for such periods that is no higher than the historical performance of the Fund's Institutional Class shares, were first sold on December 29, 2003.

Total Returns as of December 31 (Class A shares)

Highest return for a quarter during the period of the bar chart above:	Q2 '09	22.51%
Lowest return for a quarter during the period of the bar chart above:	Q3 '11	(22.90)%

Average Annual Total Returns - PFI Prospectus - International Fund I	Label	1 Year	5 Years	10 Years
International Fund I, Class A	Class A Return Before Taxes	(5.17%)	2.85%	2.41%
International Fund I, Class A | After Taxes on Distributions	Class A Return After Taxes on Distributions	(5.24%)	2.71%	1.99%
International Fund I, Class A | After Taxes on Distributions and Sales	Class A Return After Taxes on Distribution and Sale of Fund Shares	(2.75%)	2.42%	2.17%
International Fund I, Class P	Class P Return Before Taxes	0.78%	4.39%	3.35%
International I Fund, Institutional Class [Member]	Institutional Class Return Before Taxes	0.92%	4.47%	3.40%
International I Fund, Class R-1 [Member]	Class R-1 Return Before Taxes	none	3.57%	2.50%
International I Fund, Class R-2 [Member]	Class R-2 Return Before Taxes	0.23%	3.71%	2.63%
International I Fund, Class R-3 [Member]	Class R-3 Return Before Taxes	0.37%	3.91%	2.82%
International I Fund, Class R-4 [Member]	Class R-4 Return Before Taxes	0.53%	4.10%	3.01%
International I Fund, Class R-5 [Member]	Class R-5 Return Before Taxes	0.67%	4.23%	3.14%
MSCI ACWI Ex-U.S. Index	MSCI ACWI Ex-U.S. Index (reflects no deduction for fees, expenses, or taxes)	(5.66%)	1.06%	2.92%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A shares only and would be different for the other share classes.

PFI Prospectus | LargeCap Growth Fund [Member]
LARGECAP GROWTH FUND
Objective:
The Fund seeks long-term growth of capital.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A Shares of Principal Funds, Inc. More information about these and other discounts is available from your financial professional and in “Choosing a Share Class and The Costs of Investing” beginning on page 398 of the Fund’s prospectus and “Multiple Class Structure” beginning on page 6 of the Fund’s Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - PFI Prospectus - LargeCap Growth Fund	LargeCap Growth Fund, Class A [Member]	LargeCap Growth Fund, Class C [Member]	LargeCap Growth Fund, Class J [Member]	LargeCap Growth Fund, Class P Shares [Member]	LargeCap Growth Fund, Institutional Class [Member]	LargeCap Growth Fund, Class R-1 [Member]	LargeCap Growth Fund, Class R-2 [Member]	LargeCap Growth Fund, Class R-3 [Member]	LargeCap Growth Fund, Class R-4 [Member]	LargeCap Growth Fund, Class R-5 [Member]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	5.50%	none	none	none	none	none	none	none	none	none
Maximum Deferred Sales Charge (as a percentage)	1.00%	1.00%	1.00%	none	none	none	none	none	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - PFI Prospectus - LargeCap Growth Fund		LargeCap Growth Fund, Class A [Member]	LargeCap Growth Fund, Class C [Member]	LargeCap Growth Fund, Class J [Member]		LargeCap Growth Fund, Class P Shares [Member]	LargeCap Growth Fund, Institutional Class [Member]	LargeCap Growth Fund, Class R-1 [Member]	LargeCap Growth Fund, Class R-2 [Member]	LargeCap Growth Fund, Class R-3 [Member]	LargeCap Growth Fund, Class R-4 [Member]	LargeCap Growth Fund, Class R-5 [Member]
Management Fees (as a percentage of Assets)		0.61%	0.61%	0.61%		0.61%	0.61%	0.61%	0.61%	0.61%	0.61%	0.61%
Distribution and Service (12b-1) Fees		0.25%	1.00%	0.15%	[1]			0.35%	0.30%	0.25%	0.10%
Other Expenses (as a percentage of Assets):		0.21%	0.29%	0.20%		0.21%	0.03%	0.54%	0.46%	0.33%	0.29%	0.27%
Expenses (as a percentage of Assets)		1.07%	1.90%	0.96%		0.82%	0.64%	1.50%	1.37%	1.19%	1.00%	0.88%
Fee Waiver or Reimbursement	[2]					(0.01%)
Net Expenses (as a percentage of Assets)		1.07%	1.90%	0.96%		0.81%	0.64%	1.50%	1.37%	1.19%	1.00%	0.88%
[1]	Expense information in the table has been restated to reflect current fees. Effective December 31, 2015, the Distribution and/or Service (12b-1) Fees for Class J shares were reduced.
[2]	(Principal Management Corporation ("Principal"), the investment advisor, has contractually agreed to limit the Fund’s expenses by paying, if necessary, expenses normally payable by the Fund, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses) to maintain "Other Expenses" (expressed as a percent of average net assets on an annualized basis) not to exceed 0.20% for Class P shares. It is expected that the expense limit will continue through the period ending February 28, 2017; however, Principal Funds, Inc. and Principal, the parties to the agreement, may mutually agree to terminate the expense limit prior to the end of the period.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - PFI Prospectus - LargeCap Growth Fund - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
LargeCap Growth Fund, Class A [Member]	653	872	1,108	1,784
LargeCap Growth Fund, Class C [Member]	293	597	1,026	2,222
LargeCap Growth Fund, Class J [Member]	198	306	531	1,178
LargeCap Growth Fund, Class P Shares [Member]	83	261	454	1,012
LargeCap Growth Fund, Institutional Class [Member]	65	205	357	798
LargeCap Growth Fund, Class R-1 [Member]	153	474	818	1,791
LargeCap Growth Fund, Class R-2 [Member]	139	434	750	1,646
LargeCap Growth Fund, Class R-3 [Member]	121	378	654	1,443
LargeCap Growth Fund, Class R-4 [Member]	102	318	552	1,225
LargeCap Growth Fund, Class R-5 [Member]	90	281	488	1,084

With respect to Classes C and J shares, you would pay the following expenses if you did not redeem your shares (all other classes would be the same as in the above example):
Expense Example, No Redemption - PFI Prospectus - LargeCap Growth Fund - USD ($)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
LargeCap Growth Fund, Class C [Member]	193	597	1,026	2,222
LargeCap Growth Fund, Class J [Member]	98	306	531	1,178

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 54.1% of the average value of its portfolio.

Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies with large market capitalizations at the time of purchase. For this Fund, companies with large market capitalizations are those with market capitalizations within the range of companies comprising the Russell 1000® Growth Index (as of December 31, 2015, this range was between approximately $717.0 million and $606.4 billion). The Fund invests in growth equity securities; growth orientation emphasizes buying equity securities of companies whose potential for growth of capital and earnings is expected to be above average.

Principal Risks
The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund, in alphabetical order, are:
Equity Securities Risk. The value of equity securities could decline if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment (such as market capitalization or style) may underperform other market segments or the equity markets as a whole.

•
Growth Stock Risk. If growth companies do not increase their earnings at a rate expected by investors, the market price of the stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can lessen price declines in market downturns.

Redemption Risk. A fund that serves as an underlying fund for a fund of funds is subject to certain risks. When a fund of funds reallocates or rebalances its investments, an underlying fund may experience relatively large redemptions or investments. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

Performance
The following information provides some indication of the risks of investing in the Fund. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information by calling 1-800-222-5852 or online at:

•	For Classes A, C, J, and P - www.principalfunds.com.

•	For Institutional Class and Classes R-1, R-2, R-3, R-4, and R-5 - www.principal.com.
The bar chart shows the investment returns of the Fund’s Class A shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). These annual returns do not reflect sales charges on Class A shares; if they did, results would be lower. The table shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare with those of one or more broad measures of market performance.
For periods prior to the inception date of Class C shares (January 16, 2007) and Class P shares (September 27, 2010), the performance shown in the table for these classes is based on the performance of the Fund's Class R-3 shares, adjusted to reflect the respective fees and expenses of each class. Where this adjustment for fees and expenses results in performance for a newer class that is higher than the historical performance of the Class R-3 shares, the historical performance of the Class R-3 shares is used for the newer class. These adjustments for these newer classes result in performance for such periods that is no higher than the historical performance of the Class R-3 shares, which were first sold on December 6, 2000.
During 2010, Class R-3 experienced a significant one-time gain of approximately $0.06/shares as the result of a settlement in an SEC administrative proceeding. If such gain had not been recognized, the total amounts expressed herein would have been lower.

Total Returns as of December 31 (Class A shares)

Highest return for a quarter during the period of the bar chart above:	Q1 '12	17.04%
Lowest return for a quarter during the period of the bar chart above:	Q4 '08	(25.99)%

Average Annual Total Returns - PFI Prospectus - LargeCap Growth Fund	Label	1 Year	5 Years		10 Years
LargeCap Growth Fund, Class A [Member]	Class A Return Before Taxes	(1.43%)	9.91%		6.10%
LargeCap Growth Fund, Class A [Member] | After Taxes on Distributions	Class A Return After Taxes on Distributions	(3.74%)	8.28%		5.26%
LargeCap Growth Fund, Class A [Member] | After Taxes on Distributions and Sales	Class A Return After Taxes on Distribution and Sale of Fund Shares	1.10%	7.77%		4.87%
LargeCap Growth Fund, Class C [Member]	Class C Return Before Taxes	2.62%	10.24%		5.84%
LargeCap Growth Fund, Class J [Member]	Class J Return Before Taxes	3.54%	11.25%		6.71%
LargeCap Growth Fund, Class P Shares [Member]	Class P Return Before Taxes	4.67%	11.54%	[1]	7.02%	[1]
LargeCap Growth Fund, Institutional Class [Member]	Institutional Class Return Before Taxes	4.91%	11.76%		7.33%
LargeCap Growth Fund, Class R-1 [Member]	Class R-1 Return Before Taxes	4.00%	10.79%		6.41%
LargeCap Growth Fund, Class R-2 [Member]	Class R-2 Return Before Taxes	4.03%	10.92%		6.54%
LargeCap Growth Fund, Class R-3 [Member]	Class R-3 Return Before Taxes	4.26%	11.14%	[1]	6.81%	[1]
LargeCap Growth Fund, Class R-4 [Member]	Class R-4 Return Before Taxes	4.46%	11.33%		6.93%
LargeCap Growth Fund, Class R-5 [Member]	Class R-5 Return Before Taxes	4.62%	11.47%		7.05%
Russell 1000 Growth Index	Russell 1000 Growth Index (reflects no deduction for fees, expenses, or taxes)	5.67%	13.53%		8.53%
[1]	During 2010, the R-3 Class experienced a significant one-time gain of approximately $0.06/share as the result of a settlement in an SEC administrative proceeding. If such gain had not been recognized, the total amounts expressed herein would have been lower.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A shares only and would be different for the other share classes.

PFI Prospectus | LargeCap Growth Fund I [Member]
LARGECAP GROWTH FUND I
Objective:
The Fund seeks long-term growth of capital.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A Shares of Principal Funds, Inc. More information about these and other discounts is available from your financial professional and in “Choosing a Share Class and The Costs of Investing” beginning on page 398 of the Fund’s prospectus and “Multiple Class Structure” beginning on page 6 of the Fund’s Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - PFI Prospectus - LargeCap Growth Fund I	LargeCap Growth I Fund, Class A	LargeCap Growth I Fund, Class J [Member]	LargeCap Growth Fund I, Class P	LargeCap Growth I Fund, Institutional Class [Member]	LargeCap Growth I Fund, Class R-1 [Member]	LargeCap Growth I Fund, Class R-2 [Member]	LargeCap Growth I Fund, Class R-3 [Member]	LargeCap Growth I Fund, Class R-4 [Member]	LargeCap Growth I Fund, Class R-5 [Member]	LargeCap Growth Fund I, Class R-6 Shares
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	5.50%	none	none	none	none	none	none	none	none	none
Maximum Deferred Sales Charge (as a percentage)	1.00%	1.00%	none	none	none	none	none	none	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - PFI Prospectus - LargeCap Growth Fund I		LargeCap Growth I Fund, Class A		LargeCap Growth I Fund, Class J [Member]		LargeCap Growth Fund I, Class P		LargeCap Growth I Fund, Institutional Class [Member]	LargeCap Growth I Fund, Class R-1 [Member]	LargeCap Growth I Fund, Class R-2 [Member]	LargeCap Growth I Fund, Class R-3 [Member]	LargeCap Growth I Fund, Class R-4 [Member]	LargeCap Growth I Fund, Class R-5 [Member]	LargeCap Growth Fund I, Class R-6 Shares
Management Fees (as a percentage of Assets)		0.60%		0.60%		0.60%		0.60%	0.60%	0.60%	0.60%	0.60%	0.60%	0.60%
Distribution and Service (12b-1) Fees		0.25%		0.15%	[1]				0.35%	0.30%	0.25%	0.10%
Other Expenses (as a percentage of Assets):		0.43%		0.17%		2.18%		0.03%	0.54%	0.46%	0.33%	0.29%	0.27%	9.35%
Expenses (as a percentage of Assets)		1.28%		0.92%		2.78%		0.63%	1.49%	1.36%	1.18%	0.99%	0.87%	9.95%
Fee Waiver or Reimbursement	[2]	(0.03%)	[3]	(0.02%)		(2.00%)	[3]	(0.02%)	(0.02%)	(0.02%)	(0.02%)	(0.02%)	(0.02%)	(9.30%)	[3]
Net Expenses (as a percentage of Assets)		1.25%		0.90%		0.78%		0.61%	1.47%	1.34%	1.16%	0.97%	0.85%	0.65%
[1]	Expense information in the table has been restated to reflect current fees. Effective December 31, 2015, the Distribution and/or Service (12b-1) Fees for Class J shares were reduced.
[2]	Principal Management Corporation ("Principal"), the investment advisor, has contractually agreed to limit the Fund's Management Fees through the period ending February 28, 2017. The fee waiver will reduce the Fund's Management Fees by 0.016% (expressed as a percent of average net assets on an annualized basis). It is expected that the fee waiver will continue through the period disclosed; however, Principal Funds, Inc. and Principal, the parties to the agreement may mutually agree to terminate the fee waiver prior to the end of the period.
[3]	Principal Management Corporation ("Principal"), the investment advisor, has contractually agreed to limit the Fund’s expenses by paying, if necessary, expenses normally payable by the Fund, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses) to maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 1.25% for Class A and 0.65% for Class R-6 shares. In addition for Class P, the expense limit will maintain "Other Expenses" (expressed as a percent of average net assets on an annualized basis) not to exceed 0.20%, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses). It is expected that the expense limits will continue through the period ending February 28, 2017; however, Principal Funds, Inc. and Principal, the parties to the agreement, may mutually agree to terminate the expense limits prior to the end of the period.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - PFI Prospectus - LargeCap Growth Fund I - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
LargeCap Growth I Fund, Class A	670	930	1,210	2,007
LargeCap Growth I Fund, Class J [Member]	192	291	507	1,129
LargeCap Growth Fund I, Class P	80	639	1,260	2,937
LargeCap Growth I Fund, Institutional Class [Member]	62	199	349	784
LargeCap Growth I Fund, Class R-1 [Member]	150	469	811	1,777
LargeCap Growth I Fund, Class R-2 [Member]	136	428	742	1,633
LargeCap Growth I Fund, Class R-3 [Member]	118	372	647	1,430
LargeCap Growth I Fund, Class R-4 [Member]	99	313	545	1,211
LargeCap Growth I Fund, Class R-5 [Member]	87	275	480	1,070
LargeCap Growth Fund I, Class R-6 Shares	66	1,910	3,723	7,525

With respect to Class J shares, you would pay the following expenses if you did not redeem your shares (all other classes would be the same as in the above example):
Expense Example, No Redemption	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
PFI Prospectus | LargeCap Growth Fund I | LargeCap Growth I Fund, Class J [Member] | USD ($)	92	291	507	1,129

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 39.3% of the average value of its portfolio.

Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies with large market capitalizations at the time of purchase. For this Fund, companies with large market capitalizations are those with market capitalizations within the range of companies comprising the Russell 1000® Growth Index (as of December 31, 2015, this range was between approximately $717.0 million and $606.4 billion). The Fund invests in growth equity securities; growth orientation emphasizes buying equity securities of companies whose potential for growth of capital and earnings is expected to be above average.
Principal Management Corporation invests between 10% and 30% of the Fund's assets in equity securities in an attempt to match or exceed the performance of the Fund's benchmark index (listed in the Average Annual Total Returns table) by purchasing securities in the index while slightly overweighting and underweighting certain individual equity securities relative to their weight in the index. The Fund's remaining assets are managed by the sub-advisors.

Principal Risks
The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund, in alphabetical order, are:
Equity Securities Risk. The value of equity securities could decline if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment (such as market capitalization or style) may underperform other market segments or the equity markets as a whole.

•
Growth Stock Risk. If growth companies do not increase their earnings at a rate expected by investors, the market price of the stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can lessen price declines in market downturns.

Redemption Risk. A fund that serves as an underlying fund for a fund of funds is subject to certain risks. When a fund of funds reallocates or rebalances its investments, an underlying fund may experience relatively large redemptions or investments. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

Performance
The following information provides some indication of the risks of investing in the Fund. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information by calling 1-800-222-5852 or online at:

•	For Classes A, J, and P - www.principalfunds.com.

•	For Institutional Class and Classes R-1, R-2, R-3, R-4, R-5 and R-6 - www.principal.com.
Using the historical performance of the Fund's Institutional Class shares, adjusted as described below, the bar chart shows the investment returns of the Fund’s Class A shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). These annual returns do not reflect sales charges on Class A shares; if they did, results would be lower. The table shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare with those of one or more broad measures of market performance.
For periods prior to the inception date of Class A shares (March 1, 2013), Class P shares (June 3, 2014), and Class R-6 shares (November 25, 2014), the performance shown in the bar chart and the table for these classes is based on the performance of the Fund's Institutional Class shares, adjusted to reflect the respective fees and expenses of each class. These adjustments for these newer classes result in performance for such periods that is no higher than the historical performance of the Institutional Class shares, which were first sold on December 6, 2000.

Total Returns as of December 31 (Class A shares)

Highest return for a quarter during the period of the bar chart above:	Q2 '09	19.69%
Lowest return for a quarter during the period of the bar chart above:	Q4 '08	(22.85)%

Average Annual Total Returns - PFI Prospectus - LargeCap Growth Fund I	Label	1 Year	5 Years	10 Years
LargeCap Growth I Fund, Class A	Class A Return Before Taxes	1.53%	11.31%	7.56%
LargeCap Growth I Fund, Class A | After Taxes on Distributions	Class A Return After Taxes on Distributions	(1.19%)	9.59%	6.57%
LargeCap Growth I Fund, Class A | After Taxes on Distributions and Sales	Class A Return After Taxes on Distribution and Sale of Fund Shares	3.10%	8.94%	6.09%
LargeCap Growth I Fund, Class J [Member]	Class J Return Before Taxes	6.81%	12.77%	8.18%
LargeCap Growth Fund I, Class P	Class P Return Before Taxes	7.96%	13.09%	8.67%
LargeCap Growth I Fund, Institutional Class [Member]	Institutional Class Return Before Taxes	8.17%	13.29%	8.80%
LargeCap Growth I Fund, Class R-1 [Member]	Class R-1 Return Before Taxes	7.22%	12.29%	7.86%
LargeCap Growth I Fund, Class R-2 [Member]	Class R-2 Return Before Taxes	7.38%	12.46%	8.00%
LargeCap Growth I Fund, Class R-3 [Member]	Class R-3 Return Before Taxes	7.57%	12.66%	8.19%
LargeCap Growth I Fund, Class R-4 [Member]	Class R-4 Return Before Taxes	7.76%	12.85%	8.39%
LargeCap Growth I Fund, Class R-5 [Member]	Class R-5 Return Before Taxes	7.91%	13.01%	8.52%
LargeCap Growth Fund I, Class R-6 Shares	Class R-6 Return Before Taxes	8.10%	13.24%	8.78%
Russell 1000 Growth Index	Russell 1000 Growth Index (reflects no deduction for fees, expenses, or taxes)	5.67%	13.53%	8.53%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A shares only and would be different for the other share classes.

PFI Prospectus | LargeCap Growth Fund II [Member]
LARGECAP GROWTH FUND II
Objective:
The Fund seeks long-term growth of capital.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	LargeCap Growth II Fund, Class J [Member]	LargeCap Growth II Fund, Institutional Class [Member]	LargeCap Growth II Fund, Class R-1 [Member]	LargeCap Growth II Fund, Class R-2 [Member]	LargeCap Growth II Fund, Class R-3 [Member]	LargeCap Growth II Fund, Class R-4 [Member]	LargeCap Growth II Fund, Class R-5 [Member]
Maximum Deferred Sales Charge (as a percentage) | PFI Prospectus | LargeCap Growth Fund II	1.00%	none	none	none	none	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - PFI Prospectus - LargeCap Growth Fund II		LargeCap Growth II Fund, Class J [Member]		LargeCap Growth II Fund, Institutional Class [Member]	LargeCap Growth II Fund, Class R-1 [Member]	LargeCap Growth II Fund, Class R-2 [Member]	LargeCap Growth II Fund, Class R-3 [Member]	LargeCap Growth II Fund, Class R-4 [Member]	LargeCap Growth II Fund, Class R-5 [Member]
Management Fees (as a percentage of Assets)		0.88%		0.88%	0.88%	0.88%	0.88%	0.88%	0.88%
Distribution and Service (12b-1) Fees		0.15%	[1]		0.35%	0.30%	0.25%	0.10%
Other Expenses (as a percentage of Assets):		0.22%		0.01%	0.54%	0.46%	0.33%	0.29%	0.27%
Expenses (as a percentage of Assets)		1.25%		0.89%	1.77%	1.64%	1.46%	1.27%	1.15%
Fee Waiver or Reimbursement	[2]	(0.04%)		(0.04%)	(0.04%)	(0.04%)	(0.04%)	(0.04%)	(0.04%)
Net Expenses (as a percentage of Assets)		1.21%		0.85%	1.73%	1.60%	1.42%	1.23%	1.11%
[1]	Expense information in the table has been restated to reflect current fees. Effective December 31, 2015, the Distribution and/or Service (12b-1) Fees for Class J shares were reduced.
[2]	Principal Management Corporation ("Principal"), the investment advisor, has contractually agreed to limit the Fund's Management Fees through the period ending February 28, 2017. The fee waiver will reduce the Fund's Management Fees by 0.044% (expressed as a percent of average net assets on an annualized basis). It is expected that the fee waiver will continue through the period disclosed; however, Principal Funds, Inc. and Principal, the parties to the agreement may mutually agree to terminate the fee waiver prior to the end of the period.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - PFI Prospectus - LargeCap Growth Fund II - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
LargeCap Growth II Fund, Class J [Member]	223	392	682	1,507
LargeCap Growth II Fund, Institutional Class [Member]	87	279	488	1,092
LargeCap Growth II Fund, Class R-1 [Member]	176	553	955	2,080
LargeCap Growth II Fund, Class R-2 [Member]	163	513	887	1,940
LargeCap Growth II Fund, Class R-3 [Member]	145	457	793	1,742
LargeCap Growth II Fund, Class R-4 [Member]	125	398	692	1,530
LargeCap Growth II Fund, Class R-5 [Member]	113	361	628	1,393

With respect to Class J shares, you would pay the following expenses if you did not redeem your shares (all other classes would be the same as in the above example):
Expense Example, No Redemption	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
PFI Prospectus | LargeCap Growth Fund II | LargeCap Growth II Fund, Class J [Member] | USD ($)	123	392	682	1,507

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 86.1% of the average value of its portfolio.

Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies with large market capitalizations at the time of purchase. For this Fund, companies with large market capitalizations are those with market capitalizations within the range of companies comprising the Russell 1000® Growth Index (as of December 31, 2015, the range was between approximately $717.0 million and $606.4 billion). The Fund invests in growth equity securities; growth orientation emphasizes buying equity securities of companies whose potential for growth of capital and earnings is expected to be above average.
Principal Management Corporation invests between 10% and 30% of the Fund's assets in equity securities in an attempt to match or exceed the performance of the Fund's benchmark index (listed in the Average Annual Total Returns table) by purchasing securities in the index while slightly overweighting and underweighting certain individual equity securities relative to their weight in the index. The Fund's remaining assets are managed by the sub-advisors.

Principal Risks
The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund, in alphabetical order, are:
Equity Securities Risk. The value of equity securities could decline if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment (such as market capitalization or style) may underperform other market segments or the equity markets as a whole.

•
Growth Stock Risk. If growth companies do not increase their earnings at a rate expected by investors, the market price of the stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can lessen price declines in market downturns.

Performance
The following information provides some indication of the risks of investing in the Fund. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information by calling 1-800-222-5852 or online at:

•	For Class J - www.principalfunds.com.

•	For Institutional Class and Classes R-1, R-2, R-3, R-4, and R-5 - www.principal.com.
The bar chart shows the investment returns of the Fund’s Institutional Class shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). The table shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare with those of one or more broad measures of market performance.

Total Returns as of December 31 (Institutional Class shares)

Highest return for a quarter during the period of the bar chart above:	Q2 '09	15.82%
Lowest return for a quarter during the period of the bar chart above:	Q4 '08	(22.90)%

Average Annual Total Returns - PFI Prospectus - LargeCap Growth Fund II	Label	1 Year	5 Years	10 Years
LargeCap Growth II Fund, Class J [Member]	Class J Return Before Taxes	2.16%	11.12%	7.03%
LargeCap Growth II Fund, Institutional Class [Member]	Institutional Class Return Before Taxes	3.50%	11.65%	7.67%
LargeCap Growth II Fund, Institutional Class [Member] | After Taxes on Distributions	Institutional Class Return After Taxes on Distributions	(0.54%)	8.68%	5.75%
LargeCap Growth II Fund, Institutional Class [Member] | After Taxes on Distributions and Sales	Institutional Class Return After Taxes on Distribution and Sale of Fund Shares	4.01%	9.05%	5.97%
LargeCap Growth II Fund, Class R-1 [Member]	Class R-1 Return Before Taxes	2.54%	10.67%	6.73%
LargeCap Growth II Fund, Class R-2 [Member]	Class R-2 Return Before Taxes	2.81%	10.82%	6.87%
LargeCap Growth II Fund, Class R-3 [Member]	Class R-3 Return Before Taxes	2.84%	10.99%	7.05%
LargeCap Growth II Fund, Class R-4 [Member]	Class R-4 Return Before Taxes	3.00%	11.22%	7.26%
LargeCap Growth II Fund, Class R-5 [Member]	Class R-5 Return Before Taxes	3.09%	11.33%	7.39%
Russell 1000 Growth Index	Russell 1000 Growth Index (reflects no deduction for fees, expenses, or taxes)	5.67%	13.53%	8.53%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Institutional Class shares only and would be different for the other share classes.

PFI Prospectus | LargeCap S&P 500 Index Fund [Member]
LARGECAP S&P 500 INDEX FUND
Objective:
The Fund seeks long-term growth of capital.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A Shares of Principal Funds, Inc. More information about these and other discounts is available from your financial professional and in “Choosing a Share Class and The Costs of Investing” beginning on page 398 of the Fund’s prospectus and “Multiple Class Structure” beginning on page 6 of the Fund’s Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - PFI Prospectus - LargeCap S&P 500 Index Fund	LargeCap S&P 500 Index Fund, Class A [Member]	LargeCap S&P 500 Index Fund, Class C [Member]	LargeCap S&P 500 Index Fund, Class J [Member]	LargeCap S&P 500 Index Fund, Institutional Class [Member]	LargeCap S&P 500 Index Fund, Class R-1 [Member]	LargeCap S&P 500 Index Fund, Class R-2 [Member]	LargeCap S&P 500 Index Fund, Class R-3 [Member]	LargeCap S&P 500 Index Fund, Class R-4 [Member]	LargeCap S&P 500 Index Fund, Class R-5 [Member]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	1.50%	none	none	none	none	none	none	none	none
Maximum Deferred Sales Charge (as a percentage)	0.25%	1.00%	1.00%	none	none	none	none	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - PFI Prospectus - LargeCap S&P 500 Index Fund		LargeCap S&P 500 Index Fund, Class A [Member]	LargeCap S&P 500 Index Fund, Class C [Member]	LargeCap S&P 500 Index Fund, Class J [Member]		LargeCap S&P 500 Index Fund, Institutional Class [Member]	LargeCap S&P 500 Index Fund, Class R-1 [Member]	LargeCap S&P 500 Index Fund, Class R-2 [Member]	LargeCap S&P 500 Index Fund, Class R-3 [Member]	LargeCap S&P 500 Index Fund, Class R-4 [Member]	LargeCap S&P 500 Index Fund, Class R-5 [Member]
Management Fees (as a percentage of Assets)		0.15%	0.15%	0.15%		0.15%	0.15%	0.15%	0.15%	0.15%	0.15%
Distribution and Service (12b-1) Fees		0.15%	1.00%	0.15%	[1]		0.35%	0.30%	0.25%	0.10%
Other Expenses (as a percentage of Assets):		0.18%	0.21%	0.10%		0.01%	0.53%	0.45%	0.32%	0.28%	0.26%
Expenses (as a percentage of Assets)		0.48%	1.36%	0.40%		0.16%	1.03%	0.90%	0.72%	0.53%	0.41%
Fee Waiver or Reimbursement	[2]		(0.06%)
Net Expenses (as a percentage of Assets)		0.48%	1.30%	0.40%		0.16%	1.03%	0.90%	0.72%	0.53%	0.41%
[1]	Expense information in the table has been restated to reflect current fees. Effective December 31, 2015, the Distribution and/or Service (12b-1) Fees for Class J shares were reduced.
[2]	Principal Management Corporation ("Principal"), the investment advisor, has contractually agreed to limit the Fund’s expenses by paying, if necessary, expenses normally payable by the Fund, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses) to maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 1.30% for Class C shares. It is expected that the expense limit will continue through the period ending February 28, 2017; however, Principal Funds, Inc. and Principal, the parties to the agreement, may mutually agree to terminate the expense limit prior to the end of the period.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - PFI Prospectus - LargeCap S&P 500 Index Fund - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
LargeCap S&P 500 Index Fund, Class A [Member]	198	302	415	745
LargeCap S&P 500 Index Fund, Class C [Member]	232	424	738	1,629
LargeCap S&P 500 Index Fund, Class J [Member]	141	128	224	505
LargeCap S&P 500 Index Fund, Institutional Class [Member]	16	52	90	205
LargeCap S&P 500 Index Fund, Class R-1 [Member]	105	328	569	1,259
LargeCap S&P 500 Index Fund, Class R-2 [Member]	92	287	498	1,108
LargeCap S&P 500 Index Fund, Class R-3 [Member]	74	230	401	894
LargeCap S&P 500 Index Fund, Class R-4 [Member]	54	170	296	665
LargeCap S&P 500 Index Fund, Class R-5 [Member]	42	132	230	518

With respect to Classes C and J shares, you would pay the following expenses if you did not redeem your shares (all other classes would be the same as in the above example):
Expense Example, No Redemption - PFI Prospectus - LargeCap S&P 500 Index Fund - USD ($)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
LargeCap S&P 500 Index Fund, Class C [Member]	132	424	738	1,629
LargeCap S&P 500 Index Fund, Class J [Member]	41	128	224	505

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 6.3% of the average value of its portfolio.

Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies that compose the S&P 500 Index at the time of purchase. The Index is designed to represent U.S. equities with risk/return characteristics of the large cap universe. As of December 31, 2015, the market capitalization range of the companies comprising the Index was between approximately $1.8 billion and $586.9 billion. The Fund employs a passive investment approach designed to attempt to track the performance of the Index. The Fund utilizes derivative strategies and exchange-traded funds ("ETFs"). A derivative is a financial arrangement, the value of which is derived from, or based on, a traditional security, asset, or market index. Specifically, the Fund invests in index futures and equity ETFs on a daily basis to gain exposure to the Index in an effort to minimize tracking error relative to the benchmark.

Note:
“Standard & Poor's 500" and "S&P 500®" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed by Principal. The Fund is not sponsored, endorsed, sold, or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in the Fund.

Principal Risks
The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund, in alphabetical order, are:
Derivatives Risk. Derivatives may not move in the direction anticipated by the portfolio manager. Transactions in derivatives may increase volatility, cause the liquidation of portfolio positions when not advantageous to do so and result in disproportionate losses that may be substantially greater than a fund's initial investment.

•
Futures. Futures contracts involve specific risks, including: the imperfect correlation between the change in market value of the instruments held by the fund and the price of the futures contract; possible lack of a liquid secondary market for a futures contract and the resulting inability to close a futures contract when desired; counterparty risk; and if the fund has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements.

Equity Securities Risk. The value of equity securities could decline if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment (such as market capitalization or style) may underperform other market segments or the equity markets as a whole.
Exchange-Traded Funds ("ETFs") Risk. An ETF is subject to the risks associated with direct ownership of the securities in which the ETF invests or that comprise the index on which the ETF is based. Fund shareholders indirectly bear their proportionate share of the expenses of the ETFs in which the fund invests.
Index Fund Risk. More likely than not, an index fund will underperform the index due to cashflows and the fees and expenses of the fund. The correlation between fund performance and index performance may also be affected by changes in securities markets, changes in the composition of the index and the timing of purchases and sales of fund shares.
Redemption Risk. A fund that serves as an underlying fund for a fund of funds is subject to certain risks. When a fund of funds reallocates or rebalances its investments, an underlying fund may experience relatively large redemptions or investments. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

Performance
The following information provides some indication of the risks of investing in the Fund. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information by calling 1-800-222-5852 or online at:

•	For Classes A, C, and J - www.principalfunds.com.

•	For Institutional Class and Classes R-1, R-2, R-3, R-4, and R-5 - www.principal.com.
The bar chart shows the investment returns of the Fund’s Class A shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). These annual returns do not reflect sales charges on Class A shares; if they did, results would be lower. The table shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare with those of one or more broad measures of market performance.
For periods prior to the inception date of Class C shares (January 16, 2007), the performance shown in the table for Class C is based on the performance of the Fund's Class R-3 shares, adjusted to reflect the Class C fees and expenses. These adjustments result in performance for such periods that is no higher than the historical performance of the Class R-3 shares, which were first sold December 6, 2000.

Total Returns as of December 31 (Class A shares)

Highest return for a quarter during the period of the bar chart above:	Q2 '09	15.77%
Lowest return for a quarter during the period of the bar chart above:	Q4 '08	(22.13)%

Average Annual Total Returns - PFI Prospectus - LargeCap S&P 500 Index Fund	Label	1 Year	5 Years	10 Years
LargeCap S&P 500 Index Fund, Class A [Member]	Class A Return Before Taxes	(0.62%)	11.59%	6.48%
LargeCap S&P 500 Index Fund, Class A [Member] | After Taxes on Distributions	Class A Return After Taxes on Distributions	(1.17%)	11.22%	6.17%
LargeCap S&P 500 Index Fund, Class A [Member] | After Taxes on Distributions and Sales	Class A Return After Taxes on Distribution and Sale of Fund Shares	0.10%	9.25%	5.23%
LargeCap S&P 500 Index Fund, Class C [Member]	Class C Return Before Taxes	(0.91%)	11.12%	5.89%
LargeCap S&P 500 Index Fund, Class J [Member]	Class J Return Before Taxes	(0.04%)	11.96%	6.62%
LargeCap S&P 500 Index Fund, Institutional Class [Member]	Institutional Class Return Before Taxes	1.22%	12.36%	7.12%
LargeCap S&P 500 Index Fund, Class R-1 [Member]	Class R-1 Return Before Taxes	0.35%	11.38%	6.19%
LargeCap S&P 500 Index Fund, Class R-2 [Member]	Class R-2 Return Before Taxes	0.54%	11.55%	6.34%
LargeCap S&P 500 Index Fund, Class R-3 [Member]	Class R-3 Return Before Taxes	0.67%	11.73%	6.53%
LargeCap S&P 500 Index Fund, Class R-4 [Member]	Class R-4 Return Before Taxes	0.89%	11.96%	6.73%
LargeCap S&P 500 Index Fund, Class R-5 [Member]	Class R-5 Return Before Taxes	1.00%	12.08%	6.86%
S&P 500 Index	S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	1.38%	12.57%	7.31%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A shares only and would be different for the other share classes.

PFI Prospectus | LargeCap Value Fund [Member]
LARGECAP VALUE FUND
Objective:
The Fund seeks long-term growth of capital.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A Shares of Principal Funds, Inc. More information about these and other discounts is available from your financial professional and in “Choosing a Share Class and The Costs of Investing” beginning on page 398 of the Fund’s prospectus and “Multiple Class Structure” beginning on page 6 of the Fund’s Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - PFI Prospectus - LargeCap Value Fund	LargeCap Value Fund, Class A [Member]	LargeCap Value Fund, Class C [Member]	LargeCap Value Fund, Class J [Member]	LargeCap Value Fund, Class P	LargeCap Value Fund, Institutional Class [Member]	LargeCap Value Fund, Class R-1 [Member]	LargeCap Value Fund, Class R-2 [Member]	LargeCap Value Fund, Class R-3 [Member]	LargeCap Value Fund, Class R-4 [Member]	LargeCap Value Fund, Class R-5 [Member]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	5.50%	none	none	none	none	none	none	none	none	none
Maximum Deferred Sales Charge (as a percentage)	1.00%	1.00%	1.00%	none	none	none	none	none	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - PFI Prospectus - LargeCap Value Fund		LargeCap Value Fund, Class A [Member]	LargeCap Value Fund, Class C [Member]	LargeCap Value Fund, Class J [Member]		LargeCap Value Fund, Class P	LargeCap Value Fund, Institutional Class [Member]	LargeCap Value Fund, Class R-1 [Member]	LargeCap Value Fund, Class R-2 [Member]	LargeCap Value Fund, Class R-3 [Member]	LargeCap Value Fund, Class R-4 [Member]	LargeCap Value Fund, Class R-5 [Member]
Management Fees (as a percentage of Assets)		0.41%	0.41%	0.41%		0.41%	0.41%	0.41%	0.41%	0.41%	0.41%	0.41%
Distribution and Service (12b-1) Fees		0.25%	1.00%	0.15%	[1]			0.35%	0.30%	0.25%	0.10%
Other Expenses (as a percentage of Assets):		0.20%	0.46%	0.16%		6.89%	0.01%	0.53%	0.45%	0.32%	0.28%	0.26%
Expenses (as a percentage of Assets)		0.86%	1.87%	0.72%		7.30%	0.42%	1.29%	1.16%	0.98%	0.79%	0.67%
Fee Waiver or Reimbursement	[2]		(0.17%)			(6.69%)
Net Expenses (as a percentage of Assets)		0.86%	1.70%	0.72%		0.61%	0.42%	1.29%	1.16%	0.98%	0.79%	0.67%
[1]	(1) Expense information in the table has been restated to reflect current fees. Effective December 31, 2015, the Distribution and/or Service (12b-1) Fees for Class J shares were reduced.
[2]	(2) Principal Management Corporation ("Principal"), the investment advisor, has contractually agreed to limit the Fund’s expenses by paying, if necessary, expenses normally payable by the Fund, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses) to maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 1.70% for Class C shares. In addition for Class P, the expense limit will maintain "Other Expenses" (expressed as a percent of average net assets on an annualized basis) not to exceed 0.20%, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses). It is expected that the expense limits will continue through the period ending February 28, 2017; however, Principal Funds, Inc. and Principal, the parties to the agreement, may mutually agree to terminate the expense limits prior to the end of the period.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - PFI Prospectus - LargeCap Value Fund - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
LargeCap Value Fund, Class A [Member]	633	809	1,001	1,552
LargeCap Value Fund, Class C [Member]	273	569	993	2,174
LargeCap Value Fund, Class J [Member]	174	230	401	894
LargeCap Value Fund, Class P	62	1,452	2,889	6,203
LargeCap Value Fund, Institutional Class [Member]	43	135	235	530
LargeCap Value Fund, Class R-1 [Member]	131	409	708	1,556
LargeCap Value Fund, Class R-2 [Member]	118	368	638	1,409
LargeCap Value Fund, Class R-3 [Member]	100	312	542	1,201
LargeCap Value Fund, Class R-4 [Member]	81	252	439	978
LargeCap Value Fund, Class R-5 [Member]	68	214	373	835

With respect to Classes C and J shares, you would pay the following expenses if you did not redeem your shares (all other classes would be the same as in the above example):
Expense Example, No Redemption - PFI Prospectus - LargeCap Value Fund - USD ($)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
LargeCap Value Fund, Class C [Member]	173	569	993	2,174
LargeCap Value Fund, Class J [Member]	74	230	401	894

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 90.6% of the average value of its portfolio.

Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies with large market capitalizations at the time of purchase. For this Fund, companies with large market capitalizations are those with market capitalizations within the range of companies comprising the Russell 1000® Value Index (which as of December 31, 2015 ranged between approximately $383.0 million and $448.8 billion). The Fund invests in value equity securities, an investment strategy that emphasizes buying equity securities that appear to be undervalued.

Principal Risks
The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund, in alphabetical order, are:
Equity Securities Risk. The value of equity securities could decline if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment (such as market capitalization or style) may underperform other market segments or the equity markets as a whole.

•
Value Stock Risk. Value stocks may continue to be undervalued by the market for extended periods, including the entire period during which the stock is held by a fund, or the events that the portfolio manager believed would cause the stock price to increase may not occur as anticipated or at all. Moreover, a stock judged to be undervalued actually may be appropriately priced at a low level.

Redemption Risk. A fund that serves as an underlying fund for a fund of funds is subject to certain risks. When a fund of funds reallocates or rebalances its investments, an underlying fund may experience relatively large redemptions or investments. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

Performance
The following information provides some indication of the risks of investing in the Fund. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information by calling 1-800-222-5852 or online at:

•	For Classes A, C, J, and P - www.principalfunds.com.

•	For Institutional Class and Classes R-1, R-2, R-3, R-4, and R-5 - www.principal.com.
The bar chart shows the investment returns of the Fund’s Class A shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). These annual returns do not reflect sales charges on Class A shares; if they did, results would be lower. The table shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare with those of one or more broad measures of market performance.
For periods prior to the inception date of Class C shares (January 16, 2007) and Class P shares (June 3, 2014), the performance shown in the table for these classes is based on the performance of the Fund’s Class R-3 shares, adjusted to reflect the respective fees and expenses of each class. Where this adjustment for fees and expenses results in performance for a newer class that is higher than the historical performance of the Class R-3 shares, the historical performance of the Class R-3 shares is used for the newer class. These adjustments for these newer classes result in performance for such periods that is no higher than the historical performance of the Class R-3 shares, which were first sold on December 6, 2000.

Total Returns as of December 31 (Class A shares)

Highest return for a quarter during the period of the bar chart above:	Q3 '09	15.65%
Lowest return for a quarter during the period of the bar chart above:	Q4 '08	(21.93)%

Average Annual Total Returns - PFI Prospectus - LargeCap Value Fund	Label	1 Year	5 Years	10 Years
LargeCap Value Fund, Class A [Member]	Class A Return Before Taxes	(6.83%)	9.96%	4.88%
LargeCap Value Fund, Class A [Member] | After Taxes on Distributions	Class A Return After Taxes on Distributions	(8.75%)	8.11%	3.67%
LargeCap Value Fund, Class A [Member] | After Taxes on Distributions and Sales	Class A Return After Taxes on Distribution and Sale of Fund Shares	(2.29%)	7.61%	3.78%
LargeCap Value Fund, Class C [Member]	Class C Return Before Taxes	(3.18%)	10.29%	4.69%
LargeCap Value Fund, Class J [Member]	Class J Return Before Taxes	(2.20%)	11.24%	5.42%
LargeCap Value Fund, Class P	Class P Return Before Taxes	(1.19%)	11.24%	5.48%
LargeCap Value Fund, Institutional Class [Member]	Institutional Class Return Before Taxes	(0.93%)	11.76%	6.02%
LargeCap Value Fund, Class R-1 [Member]	Class R-1 Return Before Taxes	(1.82%)	10.79%	5.09%
LargeCap Value Fund, Class R-2 [Member]	Class R-2 Return Before Taxes	(1.76%)	10.90%	5.23%
LargeCap Value Fund, Class R-3 [Member]	Class R-3 Return Before Taxes	(1.51%)	11.12%	5.42%
LargeCap Value Fund, Class R-4 [Member]	Class R-4 Return Before Taxes	(1.33%)	11.32%	5.62%
LargeCap Value Fund, Class R-5 [Member]	Class R-5 Return Before Taxes	(1.24%)	11.46%	5.74%
Russell 1000 Value Index	Russell 1000 Value Index (reflects no deduction for fees, expenses, or taxes)	(3.83%)	11.27%	6.16%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A shares only and would be different for the other share classes.

PFI Prospectus | LargeCap Value Fund III [Member]
LARGECAP VALUE FUND III
Objective:
The Fund seeks long-term growth of capital.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	LargeCap Value III Fund, Class J [Member]	LargeCap Value III Fund, Institutional Class [Member]	LargeCap Value III Fund, Class R-1 [Member]	LargeCap Value III Fund, Class R-2 [Member]	LargeCap Value III Fund, Class R-3 [Member]	LargeCap Value III Fund, Class R-4 [Member]	LargeCap Value III Fund, Class R-5 [Member]
Maximum Deferred Sales Charge (as a percentage) | PFI Prospectus | LargeCap Value Fund III	1.00%	none	none	none	none	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - PFI Prospectus - LargeCap Value Fund III		LargeCap Value III Fund, Class J [Member]		LargeCap Value III Fund, Institutional Class [Member]	LargeCap Value III Fund, Class R-1 [Member]	LargeCap Value III Fund, Class R-2 [Member]	LargeCap Value III Fund, Class R-3 [Member]	LargeCap Value III Fund, Class R-4 [Member]	LargeCap Value III Fund, Class R-5 [Member]
Management Fees (as a percentage of Assets)		0.77%		0.77%	0.77%	0.77%	0.77%	0.77%	0.77%
Distribution and Service (12b-1) Fees		0.15%	[1]		0.35%	0.30%	0.25%	0.10%
Other Expenses (as a percentage of Assets):		0.16%		none	0.53%	0.45%	0.32%	0.28%	0.26%
Expenses (as a percentage of Assets)		1.08%		0.77%	1.65%	1.52%	1.34%	1.15%	1.03%
Fee Waiver or Reimbursement	[2]	(0.01%)		(0.01%)	(0.01%)	(0.01%)	(0.01%)	(0.01%)	(0.01%)
Net Expenses (as a percentage of Assets)		1.07%		0.76%	1.64%	1.51%	1.33%	1.14%	1.02%
[1]	Expense information in the table has been restated to reflect current fees. Effective December 31, 2015, the Distribution and/or Service (12b-1) Fees for Class J shares were reduced.
[2]	Principal Management Corporation ("Principal"), the investment advisor, has contractually agreed to limit the Fund's Management Fees through the period ending February 28, 2017. The fee waiver will reduce the Fund's Management Fees by 0.012% (expressed as a percent of average net assets on an annualized basis). It is expected that the fee waiver will continue through the period disclosed; however, Principal Funds, Inc. and Principal, the parties to the agreement may mutually agree to terminate the fee waiver prior to the end of the period.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - PFI Prospectus - LargeCap Value Fund III - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
LargeCap Value III Fund, Class J [Member]	209	342	594	1,316
LargeCap Value III Fund, Institutional Class [Member]	78	245	427	953
LargeCap Value III Fund, Class R-1 [Member]	167	519	896	1,954
LargeCap Value III Fund, Class R-2 [Member]	154	479	828	1,812
LargeCap Value III Fund, Class R-3 [Member]	135	423	733	1,612
LargeCap Value III Fund, Class R-4 [Member]	116	364	632	1,396
LargeCap Value III Fund, Class R-5 [Member]	104	327	567	1,258

With respect to Class J shares, you would pay the following expenses if you did not redeem your shares (all other classes would be the same as in the above example):
Expense Example, No Redemption	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
PFI Prospectus | LargeCap Value Fund III | LargeCap Value III Fund, Class J [Member] | USD ($)	109	342	594	1,316

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 27.6% of the average value of its portfolio.

Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in companies with large market capitalizations at the time of purchase. For this Fund, companies with large market capitalizations are those with market capitalizations within the range of companies comprising the Russell 1000® Value Index (as of December 31, 2015, the range of the index was between approximately $383.0 million and $448.8 billion). The Fund invests in value equity securities, an investment strategy that emphasizes buying equity securities that appear to be undervalued.
Principal Management Corporation invests between 10% and 30% of the Fund's assets in equity securities in an attempt to match or exceed the performance of the Fund's benchmark index (listed in the Average Annual Total Returns table) by purchasing securities in the index while slightly overweighting and underweighting certain individual equity securities relative to their weight in the index. The Fund's remaining assets are managed by the sub-advisors.

Principal Risks
The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund, in alphabetical order, are:
Equity Securities Risk. The value of equity securities could decline if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment (such as market capitalization or style) may underperform other market segments or the equity markets as a whole.

•
Value Stock Risk. Value stocks may continue to be undervalued by the market for extended periods, including the entire period during which the stock is held by a fund, or the events that the portfolio manager believed would cause the stock price to increase may not occur as anticipated or at all. Moreover, a stock judged to be undervalued actually may be appropriately priced at a low level.

Redemption Risk. A fund that serves as an underlying fund for a fund of funds is subject to certain risks. When a fund of funds reallocates or rebalances its investments, an underlying fund may experience relatively large redemptions or investments. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

Performance
The following information provides some indication of the risks of investing in the Fund. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information by calling 1-800-222-5852 or online at:

•	For Class J - www.principalfunds.com.

•	For Institutional Class and Classes R-1, R-2, R-3, R-4, and R-5 - www.principal.com.
The bar chart shows the investment returns of the Fund’s Institutional Class shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). The table shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare with those of one or more broad measures of market performance.

Total Returns as of December 31 (Institutional Class shares)

Highest return for a quarter during the period of the bar chart above:	Q3 '09	15.89%
Lowest return for a quarter during the period of the bar chart above:	Q4 '08	(21.54)%

Average Annual Total Returns - PFI Prospectus - LargeCap Value Fund III	Label	1 Year	5 Years	10 Years
LargeCap Value III Fund, Class J [Member]	Class J Return Before Taxes	(3.10%)	9.83%	3.77%
LargeCap Value III Fund, Institutional Class [Member]	Institutional Class Return Before Taxes	(1.86%)	10.31%	4.32%
LargeCap Value III Fund, Institutional Class [Member] | After Taxes on Distributions	Institutional Class Return After Taxes on Distributions	(3.66%)	9.59%	3.66%
LargeCap Value III Fund, Institutional Class [Member] | After Taxes on Distributions and Sales	Institutional Class Return After Taxes on Distribution and Sale of Fund Shares	0.42%	8.20%	3.49%
LargeCap Value III Fund, Class R-1 [Member]	Class R-1 Return Before Taxes	(2.69%)	9.35%	3.41%
LargeCap Value III Fund, Class R-2 [Member]	Class R-2 Return Before Taxes	(2.59%)	9.50%	3.54%
LargeCap Value III Fund, Class R-3 [Member]	Class R-3 Return Before Taxes	(2.40%)	9.68%	3.72%
LargeCap Value III Fund, Class R-4 [Member]	Class R-4 Return Before Taxes	(2.22%)	9.89%	3.93%
LargeCap Value III Fund, Class R-5 [Member]	Class R-5 Return Before Taxes	(2.08%)	10.03%	4.05%
Russell 1000 Value Index	Russell 1000 Value Index (reflects no deduction for fees, expenses, or taxes)	(3.83%)	11.27%	6.16%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Institutional Class shares only and would be different for the other share classes.

PFI Prospectus | MidCap Fund f/k/a Midcap Blend [Member]
MIDCAP FUND
Objective:
The Fund seeks long-term growth of capital.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A Shares of Principal Funds, Inc. More information about these and other discounts is available from your financial professional and in “Choosing a Share Class and The Costs of Investing” beginning on page 398 of the Fund’s prospectus and “Multiple Class Structure” beginning on page 6 of the Fund’s Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - PFI Prospectus - MidCap Fund	MidCap Fund, Class A [Member]	MidCap Fund, Class C [Member]	MidCap Fund, Class J [Member]	Midcap Fund, Class P Shares [Member]	MidCap Fund, Institutional Class [Member]	MidCap Fund, Class R-1 [Member]	MidCap Fund, Class R-2 [Member]	MidCap Fund, Class R-3 [Member]	MidCap Fund, Class R-4 [Member]	MidCap Fund, Class R-5 [Member]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	5.50%	none	none	none	none	none	none	none	none	none
Maximum Deferred Sales Charge (as a percentage)	1.00%	1.00%	1.00%	none	none	none	none	none	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - PFI Prospectus - MidCap Fund		MidCap Fund, Class A [Member]	MidCap Fund, Class C [Member]	MidCap Fund, Class J [Member]		Midcap Fund, Class P Shares [Member]	MidCap Fund, Institutional Class [Member]	MidCap Fund, Class R-1 [Member]	MidCap Fund, Class R-2 [Member]	MidCap Fund, Class R-3 [Member]	MidCap Fund, Class R-4 [Member]	MidCap Fund, Class R-5 [Member]
Management Fees (as a percentage of Assets)		0.59%	0.59%	0.59%		0.59%	0.59%	0.59%	0.59%	0.59%	0.59%	0.59%
Distribution and Service (12b-1) Fees		0.25%	1.00%	0.15%	[1]			0.35%	0.30%	0.25%	0.10%
Other Expenses (as a percentage of Assets):		0.14%	0.12%	0.07%		0.11%	0.08%	0.53%	0.45%	0.32%	0.28%	0.26%
Expenses (as a percentage of Assets)		0.98%	1.71%	0.81%		0.70%	0.67%	1.47%	1.34%	1.16%	0.97%	0.85%
Fee Waiver or Reimbursement	[2]					none
Net Expenses (as a percentage of Assets)		0.98%	1.71%	0.81%		0.70%	0.67%	1.47%	1.34%	1.16%	0.97%	0.85%
[1]	Expense information in the table has been restated to reflect current fees. Effective December 31, 2015, the Distribution and/or Service (12b-1) Fees for Class J shares were reduced.
[2]	Principal Management Corporation ("Principal"), the investment advisor, has contractually agreed to limit the Fund’s expenses by paying, if necessary, expenses normally payable by the Fund, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses) to maintain "Other Expenses" (expressed as a percent of average net assets on an annualized basis) not to exceed 0.20% for Class P shares. It is expected that the expense limit will continue through the period ending February 28, 2017; however, Principal Funds, Inc. and Principal, the parties to the agreement, may mutually agree to terminate the expense limit prior to the end of the period.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - PFI Prospectus - MidCap Fund - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
MidCap Fund, Class A [Member]	644	845	1,062	1,685
MidCap Fund, Class C [Member]	274	539	928	2,019
MidCap Fund, Class J [Member]	183	259	450	1,002
Midcap Fund, Class P Shares [Member]	72	224	390	871
MidCap Fund, Institutional Class [Member]	68	214	373	835
MidCap Fund, Class R-1 [Member]	150	465	803	1,757
MidCap Fund, Class R-2 [Member]	136	425	734	1,613
MidCap Fund, Class R-3 [Member]	118	368	638	1,409
MidCap Fund, Class R-4 [Member]	99	309	536	1,190
MidCap Fund, Class R-5 [Member]	87	271	471	1,049

With respect to Classes C and J shares, you would pay the following expenses if you did not redeem your shares (all other classes would be the same as in the above example):
Expense Example, No Redemption - PFI Prospectus - MidCap Fund - USD ($)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
MidCap Fund, Class C [Member]	174	539	928	2,019
MidCap Fund, Class J [Member]	83	259	450	1,002

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 22.6% of the average value of its portfolio.

Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies with medium market capitalizations at the time of purchase. For this Fund, companies with medium market capitalizations are those with market capitalizations within the range of companies comprising the Russell Midcap® Index (as of December 31, 2015, this range was between approximately $383.0 million and $30.4 billion). The Fund invests in foreign securities.
The Fund invests in equity securities with growth and/or value characteristics. Investing in value equity securities is an investment strategy that emphasizes buying equity securities that appear to be undervalued. The growth orientation selection emphasizes buying equity securities of companies whose potential for growth of capital and earnings is expected to be above average. The Fund does not have a policy of preferring one of these categories over the other.

Principal Risks
The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund, in alphabetical order, are:
Equity Securities Risk. The value of equity securities could decline if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment (such as market capitalization or style) may underperform other market segments or the equity markets as a whole.

•
Growth Stock Risk. If growth companies do not increase their earnings at a rate expected by investors, the market price of the stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can lessen price declines in market downturns.

•
Small and Medium Market Capitalization Companies. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.

•
Value Stock Risk. Value stocks may continue to be undervalued by the market for extended periods, including the entire period during which the stock is held by a fund, or the events that the portfolio manager believed would cause the stock price to increase may not occur as anticipated or at all. Moreover, a stock judged to be undervalued actually may be appropriately priced at a low level.

Foreign Currency Risk. Risks of investing in securities denominated in, or that trade in, foreign (non-U.S.) currencies include changes in foreign exchange rates and foreign exchange restrictions.
Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).
Redemption Risk. A fund that serves as an underlying fund for a fund of funds is subject to certain risks. When a fund of funds reallocates or rebalances its investments, an underlying fund may experience relatively large redemptions or investments. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

Performance
The following information provides some indication of the risks of investing in the Fund. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information by calling 1-800-222-5852 or online at:

•	For Classes A, C, J, and P - www.principalfunds.com.

•	For Institutional Class and Classes R-1, R-2, R-3, R-4, and R-5 - www.principal.com.
The bar chart shows the investment returns of the Fund’s Class A shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). These annual returns do not reflect sales charges on Class A shares; if they did, results would be lower. The table shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare with those of one or more broad measures of market performance.
For periods prior to the inception date of Class C shares (January 16, 2007) and Class P shares (September 27, 2010), the performance shown in the table for these classes is based on the performance of the Fund's Class R-3 shares, adjusted to reflect the fees and expenses of each respective class. Where this adjustment for fees and expenses results in performance for a newer class that is higher than the historical performance of the Class R-3 shares, the historical performance of the Class R-3 shares is used for the newer class. These adjustments for these newer classes result in performance for such periods that is no higher than the historical performance of the Class R-3 shares, which were first sold on December 6, 2000.

Total Returns as of December 31 (Class A shares)

Highest return for a quarter during the period of the bar chart above:	Q2 '09	17.51%
Lowest return for a quarter during the period of the bar chart above:	Q4 '08	(23.89)%

Average Annual Total Returns - PFI Prospectus - MidCap Fund	Label	1 Year	5 Years	10 Years
MidCap Fund, Class A [Member]	Class A Return Before Taxes	(4.44%)	12.78%	9.29%
MidCap Fund, Class A [Member] | After Taxes on Distributions	Class A Return After Taxes on Distributions	(5.80%)	11.78%	8.29%
MidCap Fund, Class A [Member] | After Taxes on Distributions and Sales	Class A Return After Taxes on Distribution and Sale of Fund Shares	(1.42%)	10.20%	7.51%
MidCap Fund, Class C [Member]	Class C Return Before Taxes	(0.53%)	13.22%	9.04%
MidCap Fund, Class J [Member]	Class J Return Before Taxes	0.27%	14.11%	9.83%
Midcap Fund, Class P Shares [Member]	Class P Return Before Taxes	1.40%	14.40%	10.02%
MidCap Fund, Institutional Class [Member]	Institutional Class Return Before Taxes	1.47%	14.48%	10.35%
MidCap Fund, Class R-1 [Member]	Class R-1 Return Before Taxes	0.60%	13.53%	9.41%
MidCap Fund, Class R-2 [Member]	Class R-2 Return Before Taxes	0.79%	13.69%	9.56%
MidCap Fund, Class R-3 [Member]	Class R-3 Return Before Taxes	0.96%	13.89%	9.77%
MidCap Fund, Class R-4 [Member]	Class R-4 Return Before Taxes	1.11%	14.12%	9.96%
MidCap Fund, Class R-5 [Member]	Class R-5 Return Before Taxes	1.31%	14.26%	10.11%
Russell Midcap Index	Russell Midcap Index (reflects no deduction for fees, expenses, or taxes)	(2.44%)	11.44%	8.00%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A shares only and would be different for the other share classes.

PFI Prospectus | MidCap Growth Fund [Member]
MIDCAP GROWTH FUND
Objective:
The Fund seeks long-term growth of capital.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	MidCap Growth Fund, Class J [Member]	MidCap Growth Fund, Institutional Class [Member]	MidCap Growth Fund, Class R-1 [Member]	MidCap Growth Fund, Class R-2 [Member]	MidCap Growth Fund, Class R-3 [Member]	MidCap Growth Fund, Class R-4 [Member]	MidCap Growth Fund, Class R-5 [Member]
Maximum Deferred Sales Charge (as a percentage) | PFI Prospectus | MidCap Growth Fund	1.00%	none	none	none	none	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - PFI Prospectus - MidCap Growth Fund		MidCap Growth Fund, Class J [Member]		MidCap Growth Fund, Institutional Class [Member]	MidCap Growth Fund, Class R-1 [Member]	MidCap Growth Fund, Class R-2 [Member]	MidCap Growth Fund, Class R-3 [Member]	MidCap Growth Fund, Class R-4 [Member]	MidCap Growth Fund, Class R-5 [Member]
Management Fees (as a percentage of Assets)		0.65%		0.65%	0.65%	0.65%	0.65%	0.65%	0.65%
Distribution and Service (12b-1) Fees		0.15%	[1]		0.35%	0.30%	0.25%	0.10%
Other Expenses (as a percentage of Assets):		0.33%		0.10%	0.56%	0.48%	0.35%	0.31%	0.29%
Expenses (as a percentage of Assets)		1.13%		0.75%	1.56%	1.43%	1.25%	1.06%	0.94%
Fee Waiver or Reimbursement	[2]			none
Net Expenses (as a percentage of Assets)		1.13%		0.75%	1.56%	1.43%	1.25%	1.06%	0.94%
[1]	Expense information in the table has been restated to reflect current fees. Effective December 31, 2015, the Distribution and/or Service (12b-1) Fees for Class J shares were reduced.
[2]	Principal Management Corporation ("Principal"), the investment advisor, has contractually agreed to limit the Fund’s expenses by paying, if necessary, expenses normally payable by the Fund, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses) to maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 0.75% for Institutional Class shares. It is expected that the expense limit will continue through the period ending February 28, 2017; however, Principal Funds, Inc. and Principal, the parties to the agreement, may mutually agree to terminate the expense limit prior to the end of the period.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - PFI Prospectus - MidCap Growth Fund - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
MidCap Growth Fund, Class J [Member]	215	359	622	1,375
MidCap Growth Fund, Institutional Class [Member]	77	240	417	930
MidCap Growth Fund, Class R-1 [Member]	159	493	850	1,856
MidCap Growth Fund, Class R-2 [Member]	146	452	782	1,713
MidCap Growth Fund, Class R-3 [Member]	127	397	686	1,511
MidCap Growth Fund, Class R-4 [Member]	108	337	585	1,294
MidCap Growth Fund, Class R-5 [Member]	96	300	520	1,155

With respect to Class J shares, you would pay the following expenses if you did not redeem your shares (all other classes would be the same as in the above example):
Expense Example, No Redemption	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
PFI Prospectus | MidCap Growth Fund | MidCap Growth Fund, Class J [Member] | USD ($)	115	359	622	1,375

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 128.9% of the average value of its portfolio.

Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies with medium market capitalizations at the time of purchase. For this Fund, companies with medium market capitalizations are those with market capitalizations within the range of companies comprising the Russell Midcap® Growth Index (as of December 31, 2015, this range was between approximately $717.0 million and $30.4 billion). The Fund invests in growth equity securities; growth orientation emphasizes buying equity securities of companies whose potential for growth of capital and earnings is expected to be above average. The Fund actively trades portfolio securities.

Principal Risks
The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund, in alphabetical order, are:
Equity Securities Risk. The value of equity securities could decline if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment (such as market capitalization or style) may underperform other market segments or the equity markets as a whole.

•
Growth Stock Risk. If growth companies do not increase their earnings at a rate expected by investors, the market price of the stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can lessen price declines in market downturns.

•
Small and Medium Market Capitalization Companies. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.

Portfolio Turnover (Active Trading) Risk. A fund that has a portfolio turnover rate over 100% is considered actively traded. Actively trading portfolio securities may accelerate realization of taxable gains and losses, lower fund performance and may result in high portfolio turnover rates and increased brokerage costs.

Performance
The following information provides some indication of the risks of investing in the Fund. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information by calling 1-800-222-5852 or online at:

•	For Class J - www.principalfunds.com.

•	For Institutional Class and Classes R-1, R-2, R-3, R-4, and R-5 - www.principal.com.
The bar chart shows the investment returns of the Fund’s Institutional Class shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). The table shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare with those of one or more broad measures of market performance.

Total Returns as of December 31 (Institutional Class shares)	[3]

Highest return for a quarter during the period of the bar chart above:	Q4 ‘10	17.62%
Lowest return for a quarter during the period of the bar chart above:	Q4 ‘08	(25.27)%

Average Annual Total Returns - PFI Prospectus - MidCap Growth Fund	Label	1 Year	5 Years	10 Years
MidCap Growth Fund, Class J [Member]	Class J Return Before Taxes	0.86%	9.93%	7.03%
MidCap Growth Fund, Institutional Class [Member]	Institutional Class Return Before Taxes	2.22%	10.46%	7.70%
MidCap Growth Fund, Institutional Class [Member] | After Taxes on Distributions	Institutional Class Return After Taxes on Distributions	1.53%	6.17%	5.47%
MidCap Growth Fund, Institutional Class [Member] | After Taxes on Distributions and Sales	Institutional Class Return After Taxes on Distribution and Sale of Fund Shares	1.59%	6.71%	5.46%
MidCap Growth Fund, Class R-1 [Member]	Class R-1 Return Before Taxes	1.42%	9.57%	6.77%
MidCap Growth Fund, Class R-2 [Member]	Class R-2 Return Before Taxes	1.49%	9.68%	6.91%
MidCap Growth Fund, Class R-3 [Member]	Class R-3 Return Before Taxes	1.72%	9.89%	7.12%
MidCap Growth Fund, Class R-4 [Member]	Class R-4 Return Before Taxes	2.08%	10.13%	7.31%
MidCap Growth Fund, Class R-5 [Member]	Class R-5 Return Before Taxes	2.01%	10.23%	7.43%
Russell Midcap Growth Index	Russell Midcap Growth Index (reflects no deduction for fees, expenses, or taxes)	(0.20%)	11.54%	8.16%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Institutional Class shares only and would be different for the other share classes.

PFI Prospectus | MidCap Growth Fund III [Member]
MIDCAP GROWTH FUND III
Objective:
The Fund seeks long-term growth of capital.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	MidCap Growth III Fund, Class J [Member]	MidCap Growth III Fund, Institutional Class [Member]	MidCap Growth III Fund, Class R-1 [Member]	MidCap Growth III Fund, Class R-2 [Member]	MidCap Growth III Fund, Class R-3 [Member]	MidCap Growth III Fund, Class R-4 [Member]	MidCap Growth III Fund, Class R-5 [Member]
Maximum Deferred Sales Charge (as a percentage) | PFI Prospectus | MidCap Growth Fund III	1.00%	none	none	none	none	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - PFI Prospectus - MidCap Growth Fund III		MidCap Growth III Fund, Class J [Member]		MidCap Growth III Fund, Institutional Class [Member]	MidCap Growth III Fund, Class R-1 [Member]	MidCap Growth III Fund, Class R-2 [Member]	MidCap Growth III Fund, Class R-3 [Member]	MidCap Growth III Fund, Class R-4 [Member]	MidCap Growth III Fund, Class R-5 [Member]
Management Fees (as a percentage of Assets)		0.97%		0.97%	0.97%	0.97%	0.97%	0.97%	0.97%
Distribution and Service (12b-1) Fees		0.15%	[1]		0.35%	0.30%	0.25%	0.10%
Other Expenses (as a percentage of Assets):		0.21%		none	0.53%	0.45%	0.32%	0.28%	0.26%
Acquired Fund Fees and Expenses		0.01%		0.01%	0.01%	0.01%	0.01%	0.01%	0.01%
Expenses (as a percentage of Assets)		1.34%		0.98%	1.86%	1.73%	1.55%	1.36%	1.24%
Fee Waiver or Reimbursement	[2]	(0.03%)		(0.03%)	(0.03%)	(0.03%)	(0.03%)	(0.03%)	(0.03%)
Net Expenses (as a percentage of Assets)		1.31%		0.95%	1.83%	1.70%	1.52%	1.33%	1.21%
[1]	Expense information in the table has been restated to reflect current fees. Effective December 31, 2015, the Distribution and/or Service (12b-1) Fees for Class J shares were reduced.
[2]	Principal Management Corporation ("Principal"), the investment advisor, has contractually agreed to limit the Fund's Management Fees through the period ending February 28, 2017. The fee waiver will reduce the Fund's Management Fees by 0.032% (expressed as a percent of average net assets on an annualized basis). It is expected that the fee waiver will continue through the period disclosed; however, Principal Funds, Inc. and Principal, the parties to the agreement may mutually agree to terminate the fee waiver prior to the end of the period.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - PFI Prospectus - MidCap Growth Fund III - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
MidCap Growth III Fund, Class J [Member]	233	421	731	1,610
MidCap Growth III Fund, Institutional Class [Member]	97	309	538	1,198
MidCap Growth III Fund, Class R-1 [Member]	186	581	1,003	2,177
MidCap Growth III Fund, Class R-2 [Member]	173	542	935	2,038
MidCap Growth III Fund, Class R-3 [Member]	155	486	841	1,842
MidCap Growth III Fund, Class R-4 [Member]	135	427	741	1,632
MidCap Growth III Fund, Class R-5 [Member]	123	390	678	1,497

With respect to Class J shares, you would pay the following expenses if you did not redeem your shares (all other classes would be the same as in the above example):
Expense Example, No Redemption	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
PFI Prospectus | MidCap Growth Fund III | MidCap Growth III Fund, Class J [Member] | USD ($)	133	421	731	1,610

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 64.6% of the average value of its portfolio.

Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies with medium market capitalizations at the time of purchase. For this Fund, companies with medium market capitalizations are those with market capitalizations within the range of companies comprising the Russell Midcap® Growth Index (as of December 31, 2015, this range was between approximately $717.0 million and $30.4 billion). The Fund invests in growth equity securities; growth orientation emphasizes buying equity securities of companies whose potential for growth of capital and earnings is expected to be above average.
Principal Management Corporation invests between 10% and 30% of the Fund's assets in equity securities in an attempt to match or exceed the performance of the Fund's benchmark index (listed in the Average Annual Total Returns table) by purchasing securities in the index while slightly overweighting and underweighting certain individual equity securities relative to their weight in the index. The Fund's remaining assets are managed by the sub-advisors.

Principal Risks
The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund, in alphabetical order, are:
Equity Securities Risk. The value of equity securities could decline if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment (such as market capitalization or style) may underperform other market segments or the equity markets as a whole.

•
Growth Stock Risk. If growth companies do not increase their earnings at a rate expected by investors, the market price of the stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can lessen price declines in market downturns.

•
Small and Medium Market Capitalization Companies. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.

Redemption Risk. A fund that serves as an underlying fund for a fund of funds is subject to certain risks. When a fund of funds reallocates or rebalances its investments, an underlying fund may experience relatively large redemptions or investments. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

Performance
The following information provides some indication of the risks of investing in the Fund. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information by calling 1-800-222-5852 or online at:

•	For Class J - www.principalfunds.com.

•	For Institutional Class and Classes R-1, R-2, R-3, R-4, and R-5 - www.principal.com.
The bar chart shows the investment returns of the Fund’s Institutional Class shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). The table shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare with those of one or more broad measures of market performance.

Total Returns as of December 31 (Institutional Class shares)	[4]

Highest return for a quarter during the period of the bar chart above:	Q3 '09	20.43%
Lowest return for a quarter during the period of the bar chart above:	Q4 '08	(28.66)%

Average Annual Total Returns - PFI Prospectus - MidCap Growth Fund III	Label		1 Year	5 Years	10 Years
MidCap Growth III Fund, Class J [Member]	Class J Return Before Taxes		(3.22%)	7.85%	5.95%
MidCap Growth III Fund, Institutional Class [Member]	Institutional Class Return Before Taxes		(1.77%)	8.39%	6.57%
MidCap Growth III Fund, Institutional Class [Member] | After Taxes on Distributions	Institutional Class Return After Taxes on Distributions	[1]	(2.93%)	5.56%	5.02%
MidCap Growth III Fund, Institutional Class [Member] | After Taxes on Distributions and Sales	Institutional Class Return After Taxes on Distribution and Sale of Fund Shares		(0.06%)	6.04%	5.04%
MidCap Growth III Fund, Class R-1 [Member]	Class R-1 Return Before Taxes		(2.69%)	7.43%	5.65%
MidCap Growth III Fund, Class R-2 [Member]	Class R-2 Return Before Taxes		(2.49%)	7.58%	5.78%
MidCap Growth III Fund, Class R-3 [Member]	Class R-3 Return Before Taxes		(2.44%)	7.75%	5.96%
MidCap Growth III Fund, Class R-4 [Member]	Class R-4 Return Before Taxes		(2.19%)	7.97%	6.16%
MidCap Growth III Fund, Class R-5 [Member]	Class R-5 Return Before Taxes		(2.03%)	8.11%	6.28%
Russell Midcap Growth Index	Russell Midcap Growth Index (reflects no deduction for fees, expenses, or taxes)		(0.20%)	11.54%	8.16%
[1]	Highest return for a quarter during the period of the bar chart above:Q3 '0920.43 %Lowest return for a quarter during the period of the bar chart above:Q4 '08(28.66)%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Institutional Class shares only and would be different for the other share classes.

PFI Prospectus | MidCap S&P 400 Index Fund [Member]
MIDCAP S&P 400 INDEX FUND
Objective:
The Fund seeks long-term growth of capital.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	MidCap S&P 400 Index Fund, Class J [Member]	MidCap S&P 400 Index Fund, Institutional Class [Member]	MidCap S&P 400 Index Fund, Class R-1 [Member]	MidCap S&P 400 Index Fund, Class R-2 [Member]	MidCap S&P 400 Index Fund, Class R-3 [Member]	MidCap S&P 400 Index Fund, Class R-4 [Member]	MidCap S&P 400 Index Fund, Class R-5 [Member]
Maximum Deferred Sales Charge (as a percentage) | PFI Prospectus | MidCap S&P 400 Index Fund	1.00%	none	none	none	none	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - PFI Prospectus - MidCap S&P 400 Index Fund	MidCap S&P 400 Index Fund, Class J [Member]		MidCap S&P 400 Index Fund, Institutional Class [Member]	MidCap S&P 400 Index Fund, Class R-1 [Member]	MidCap S&P 400 Index Fund, Class R-2 [Member]	MidCap S&P 400 Index Fund, Class R-3 [Member]	MidCap S&P 400 Index Fund, Class R-4 [Member]	MidCap S&P 400 Index Fund, Class R-5 [Member]
Management Fees (as a percentage of Assets)	0.15%		0.15%	0.15%	0.15%	0.15%	0.15%	0.15%
Distribution and Service (12b-1) Fees	0.15%	[1]		0.35%	0.30%	0.25%	0.10%
Other Expenses (as a percentage of Assets):	0.19%		0.04%	0.54%	0.46%	0.33%	0.29%	0.27%
Expenses (as a percentage of Assets)	0.49%		0.19%	1.04%	0.91%	0.73%	0.54%	0.42%
[1]	Expense information in the table has been restated to reflect current fees. Effective December 31, 2015, the Distribution and/or Service (12b-1) Fees for Class J shares were reduced.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - PFI Prospectus - MidCap S&P 400 Index Fund - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
MidCap S&P 400 Index Fund, Class J [Member]	150	157	274	616
MidCap S&P 400 Index Fund, Institutional Class [Member]	19	61	107	243
MidCap S&P 400 Index Fund, Class R-1 [Member]	106	331	574	1,271
MidCap S&P 400 Index Fund, Class R-2 [Member]	93	290	504	1,120
MidCap S&P 400 Index Fund, Class R-3 [Member]	75	233	406	906
MidCap S&P 400 Index Fund, Class R-4 [Member]	55	173	302	677
MidCap S&P 400 Index Fund, Class R-5 [Member]	43	135	235	530

With respect to Class J shares, you would pay the following expenses if you did not redeem your shares (all other classes would be the same as in the above example):
Expense Example, No Redemption	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
PFI Prospectus | MidCap S&P 400 Index Fund | MidCap S&P 400 Index Fund, Class J [Member] | USD ($)	50	157	274	616

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 19.8% of the average value of its portfolio.

Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies that compose the Standard & Poor's ("S&P") MidCap 400 Index at the time of purchase. The Index is designed to represent U.S. equities with risk/return characteristics of the mid cap universe. As of December 31, 2015, the market capitalization range of the companies comprising the Index was between approximately $661.0 million and $12.6 billion. The Fund employs a passive investment approach designed to attempt to track the performance of the Index. The Fund utilizes derivative strategies and exchange-traded funds ("ETFs"). A derivative is a financial arrangement, the value of which is derived from, or based on, a traditional security, asset, or market index. Specifically, the Fund invests in index futures and equity ETFs on a daily basis to gain exposure to the Index in an effort to minimize tracking error relative to the benchmark.

Note:
“Standard & Poor's MidCap 400" and "S&P MidCap 400" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed by Principal. The Fund is not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in the Fund.

Principal Risks
The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund, in alphabetical order, are:
Derivatives Risk. Derivatives may not move in the direction anticipated by the portfolio manager. Transactions in derivatives may increase volatility, cause the liquidation of portfolio positions when not advantageous to do so and result in disproportionate losses that may be substantially greater than a fund's initial investment.

•
Futures. Futures contracts involve specific risks, including: the imperfect correlation between the change in market value of the instruments held by the fund and the price of the futures contract; possible lack of a liquid secondary market for a futures contract and the resulting inability to close a futures contract when desired; counterparty risk; and if the fund has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements.

Equity Securities Risk. The value of equity securities could decline if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment (such as market capitalization or style) may underperform other market segments or the equity markets as a whole.

•
Small and Medium Market Capitalization Companies. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.

Exchange-Traded Funds ("ETFs") Risk. An ETF is subject to the risks associated with direct ownership of the securities in which the ETF invests or that comprise the index on which the ETF is based. Fund shareholders indirectly bear their proportionate share of the expenses of the ETFs in which the fund invests.
Index Fund Risk. More likely than not, an index fund will underperform the index due to cashflows and the fees and expenses of the fund. The correlation between fund performance and index performance may also be affected by changes in securities markets, changes in the composition of the index and the timing of purchases and sales of fund shares.
Redemption Risk. A fund that serves as an underlying fund for a fund of funds is subject to certain risks. When a fund of funds reallocates or rebalances its investments, an underlying fund may experience relatively large redemptions or investments. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

Performance
The following information provides some indication of the risks of investing in the Fund. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information by calling 1-800-222-5852 or online at:

•	For Class J - www.principalfunds.com.

•	For Institutional Class and Classes R-1, R-2, R-3, R-4, and R-5 - www.principal.com.
The bar chart shows the investment returns of the Fund’s Institutional Class shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). The table shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare with those of one or more broad measures of market performance.

Total Returns as of December 31 (Institutional Class shares)

Highest return for a quarter during the period of the bar chart above:	Q3 '09	19.87%
Lowest return for a quarter during the period of the bar chart above:	Q4 '08	(25.73)%

Average Annual Total Returns - PFI Prospectus - MidCap S&P 400 Index Fund	Label	1 Year	5 Years	10 Years
MidCap S&P 400 Index Fund, Class J [Member]	Class J Return Before Taxes	(3.58%)	9.97%	7.38%
MidCap S&P 400 Index Fund, Institutional Class [Member]	Institutional Class Return Before Taxes	(2.37%)	10.43%	7.96%
MidCap S&P 400 Index Fund, Institutional Class [Member] | After Taxes on Distributions	Institutional Class Return After Taxes on Distributions	(4.14%)	9.15%	6.92%
MidCap S&P 400 Index Fund, Institutional Class [Member] | After Taxes on Distributions and Sales	Institutional Class Return After Taxes on Distribution and Sale of Fund Shares	0.11%	8.26%	6.40%
MidCap S&P 400 Index Fund, Class R-1 [Member]	Class R-1 Return Before Taxes	(3.19%)	9.50%	7.04%
MidCap S&P 400 Index Fund, Class R-2 [Member]	Class R-2 Return Before Taxes	(3.04%)	9.65%	7.18%
MidCap S&P 400 Index Fund, Class R-3 [Member]	Class R-3 Return Before Taxes	(2.88%)	9.85%	7.37%
MidCap S&P 400 Index Fund, Class R-4 [Member]	Class R-4 Return Before Taxes	(2.72%)	10.05%	7.58%
MidCap S&P 400 Index Fund, Class R-5 [Member]	Class R-5 Return Before Taxes	(2.59%)	10.19%	7.71%
S&P MidCap 400 Index	S&P Midcap 400 Index (reflects no deduction for fees, expenses, or taxes)	(2.18%)	10.68%	8.18%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Institutional Class shares only and would be different for the other share classes.

PFI Prospectus | MidCap Value Fund I [Member]
MIDCAP VALUE FUND I
Objective:
The Fund seeks long-term growth of capital.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	MidCap Value I Fund, Class J [Member]	MidCap Value I Fund, Institutional Class [Member]	MidCap Value I Fund, Class R-1 [Member]	MidCap Value I Fund, Class R-2 [Member]	MidCap Value I Fund, Class R-3 [Member]	MidCap Value I Fund, Class R-4 [Member]	MidCap Value I Fund, Class R-5 [Member]
Maximum Deferred Sales Charge (as a percentage) | PFI Prospectus | MidCap Value Fund I	1.00%	none	none	none	none	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - PFI Prospectus - MidCap Value Fund I		MidCap Value I Fund, Class J [Member]		MidCap Value I Fund, Institutional Class [Member]	MidCap Value I Fund, Class R-1 [Member]	MidCap Value I Fund, Class R-2 [Member]	MidCap Value I Fund, Class R-3 [Member]	MidCap Value I Fund, Class R-4 [Member]	MidCap Value I Fund, Class R-5 [Member]
Management Fees (as a percentage of Assets)		0.97%		0.97%	0.97%	0.97%	0.97%	0.97%	0.97%
Distribution and Service (12b-1) Fees		0.15%	[1]		0.35%	0.30%	0.25%	0.10%
Other Expenses (as a percentage of Assets):		0.18%		0.03%	0.54%	0.46%	0.33%	0.29%	0.27%
Expenses (as a percentage of Assets)		1.30%		1.00%	1.86%	1.73%	1.55%	1.36%	1.24%
Fee Waiver or Reimbursement	[2]	(0.06%)		(0.06%)	(0.06%)	(0.06%)	(0.06%)	(0.06%)	(0.06%)
Net Expenses (as a percentage of Assets)		1.24%		0.94%	1.80%	1.67%	1.49%	1.30%	1.18%
[1]	Expense information in the table has been restated to reflect current fees. Effective December 31, 2015, the Distribution and/or Service (12b-1) Fees for Class J shares were reduced.
[2]	Principal Management Corporation ("Principal"), the investment advisor, has contractually agreed to limit the Fund's Management Fees through the period ending February 28, 2017. The fee waiver will reduce the Fund's Management Fees by 0.06% (expressed as a percent of average net assets on an annualized basis). It is expected that the fee waiver will continue through the period disclosed; however, Principal Funds, Inc. and Principal, the parties to the agreement may mutually agree to terminate the fee waiver prior to the end of the period.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - PFI Prospectus - MidCap Value Fund I - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
MidCap Value I Fund, Class J [Member]	226	405	706	1,562
MidCap Value I Fund, Institutional Class [Member]	96	311	546	1,218
MidCap Value I Fund, Class R-1 [Member]	183	578	999	2,174
MidCap Value I Fund, Class R-2 [Member]	170	538	932	2,035
MidCap Value I Fund, Class R-3 [Member]	152	483	838	1,840
MidCap Value I Fund, Class R-4 [Member]	132	424	738	1,629
MidCap Value I Fund, Class R-5 [Member]	120	386	674	1,494

With respect to Class J shares, you would pay the following expenses if you did not redeem your shares (all other classes would be the same as in the above example):
Expense Example, No Redemption	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
PFI Prospectus | MidCap Value Fund I | MidCap Value I Fund, Class J [Member] | USD ($)	126	405	706	1,562

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 106.6% of the average value of its portfolio.

Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies with medium market capitalizations at the time of purchase. For this Fund, companies with medium market capitalizations are those with market capitalizations within the range of companies comprising the Russell Midcap® Value Index (as of December 31, 2015, the range was between approximately $383.0 million and $28.5 billion). The Fund invests in value equity securities, an investment strategy that emphasizes buying equity securities that appear to be undervalued. The Fund also invests in real estate investment trusts, and actively trades portfolio securities.
Principal Management Corporation invests between 10% and 30% of the Fund's assets in equity securities in an attempt to match or exceed the performance of the Fund's benchmark index (listed in the Average Annual Total Returns table) by purchasing securities in the index while slightly overweighting and underweighting certain individual equity securities relative to their weight in the index. The Fund's remaining assets are managed by the sub-advisors.

Principal Risks
The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund, in alphabetical order, are:
Equity Securities Risk. The value of equity securities could decline if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment (such as market capitalization or style) may underperform other market segments or the equity markets as a whole.

•
Small and Medium Market Capitalization Companies. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.

•
Value Stock Risk. Value stocks may continue to be undervalued by the market for extended periods, including the entire period during which the stock is held by a fund, or the events that the portfolio manager believed would cause the stock price to increase may not occur as anticipated or at all. Moreover, a stock judged to be undervalued actually may be appropriately priced at a low level.

Portfolio Turnover (Active Trading) Risk. A fund that has a portfolio turnover rate over 100% is considered actively traded. Actively trading portfolio securities may accelerate realization of taxable gains and losses, lower fund performance and may result in high portfolio turnover rates and increased brokerage costs.
Real Estate Investment Trusts (“REITs”) Risk. In addition to risks associated with investing in real estate securities, REITs are dependent upon management skills, are not diversified, and are subject to heavy cash flow dependency, risks of default by borrowers, and self-liquidation. Investment in REITs also involves risks similar to risks of investing in small market capitalization companies, such as limited financial resources, less frequent and limited volume trading, and may be subject to more abrupt or erratic price movements than larger company securities. A REIT could fail to qualify for tax-free pass-through of income under the Internal Revenue Code. Fund shareholders will indirectly bear their proportionate share of the expenses of REITs in which the fund invests.
Real Estate Securities Risk. Real estate securities are subject to the risks associated with direct ownership of real estate, including declines in value, adverse economic conditions, increases in expenses, regulatory changes and environmental problems. Investing in securities of companies in the real estate industry, subjects a fund to the special risks associated with the real estate market including factors such as loss to casualty or condemnation, changes in real estate values, property taxes, interest rates, cash flow of underlying real estate assets, occupancy rates, government regulations affecting zoning, land use and rents, and the management skill and creditworthiness of the issuer.

Performance
The following information provides some indication of the risks of investing in the Fund. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information by calling 1-800-222-5852 or online at:

•	For Class J - www.principalfunds.com.

•	For Institutional Class and Classes R-1, R-2, R-3, R-4, and R-5 - www.principal.com.
The bar chart shows the investment returns of the Fund’s Institutional Class shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). The table shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare with those of one or more broad measures of market performance.
For periods prior to the inception date of Class J shares (March 2, 2009), the performance shown in the table for Class J shares is based on the performance of the Fund's Institutional Class shares, adjusted to reflect the fees and expenses of Class J shares. These adjustments for Class J shares result in performance for such periods that is no higher than the historical performance of the Institutional Class shares, which were first sold December 29, 2003.

Total Returns as of December 31 (Institutional Class shares)

Highest return for a quarter during the period of the bar chart above:	Q3 '09	22.38%
Lowest return for a quarter during the period of the bar chart above:	Q4 '08	(23.74)%

Average Annual Total Returns - PFI Prospectus - MidCap Value Fund I	Label	1 Year	5 Years	10 Years
MidCap Value I Fund, Class J [Member]	Class J Return Before Taxes	(8.33%)	9.29%	6.70%
MidCap Value I Fund, Institutional Class [Member]	Institutional Class Return Before Taxes	(7.16%)	9.78%	7.29%
MidCap Value I Fund, Institutional Class [Member] | After Taxes on Distributions	Institutional Class Return After Taxes on Distributions	(9.69%)	6.73%	5.39%
MidCap Value I Fund, Institutional Class [Member] | After Taxes on Distributions and Sales	Institutional Class Return After Taxes on Distribution and Sale of Fund Shares	(2.50%)	7.13%	5.55%
MidCap Value I Fund, Class R-1 [Member]	Class R-1 Return Before Taxes	(7.96%)	8.84%	6.38%
MidCap Value I Fund, Class R-2 [Member]	Class R-2 Return Before Taxes	(7.92%)	8.98%	6.51%
MidCap Value I Fund, Class R-3 [Member]	Class R-3 Return Before Taxes	(7.67%)	9.18%	6.71%
MidCap Value I Fund, Class R-4 [Member]	Class R-4 Return Before Taxes	(7.54%)	9.38%	6.90%
MidCap Value I Fund, Class R-5 [Member]	Class R-5 Return Before Taxes	(7.38%)	9.52%	7.03%
Russell Midcap Value Index	Russell Midcap Value Index (reflects no deduction for fees, expenses, or taxes)	(4.78%)	11.25%	7.61%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Institutional Class shares only and would be different for the other share classes.

PFI Prospectus | MidCap Value Fund III [Member]
MIDCAP VALUE FUND III
Objective:
The Fund seeks long-term growth of capital.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A Shares of Principal Funds, Inc. More information about these and other discounts is available from your financial professional and in “Choosing a Share Class and The Costs of Investing” beginning on page 398 of the Fund’s prospectus and “Multiple Class Structure” beginning on page 6 of the Fund’s Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - PFI Prospectus - MidCap Value Fund III	MidCap Value Fund III, Class A	MidCap Value III Fund, Class J [Member]	MidCap Value Fund III, Class P	MidCap Value III Fund, Institutional Class [Member]	MidCap Value III Fund, Class R-1 [Member]	MidCap Value III Fund, Class R-2 [Member]	MidCap Value III Fund, Class R-3 [Member]	MidCap Value III Fund, Class R-4 [Member]	MidCap Value III Fund, Class R-5 [Member]	MidCap Value Fund III, Class R-6 Shares
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	5.50%	none	none	none	none	none	none	none	none	none
Maximum Deferred Sales Charge (as a percentage)	1.00%	1.00%	none	none	none	none	none	none	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - PFI Prospectus - MidCap Value Fund III		MidCap Value Fund III, Class A		MidCap Value III Fund, Class J [Member]		MidCap Value Fund III, Class P	MidCap Value III Fund, Institutional Class [Member]	MidCap Value III Fund, Class R-1 [Member]	MidCap Value III Fund, Class R-2 [Member]	MidCap Value III Fund, Class R-3 [Member]	MidCap Value III Fund, Class R-4 [Member]	MidCap Value III Fund, Class R-5 [Member]	MidCap Value Fund III, Class R-6 Shares
Management Fees (as a percentage of Assets)		0.64%		0.64%		0.64%	0.64%	0.64%	0.64%	0.64%	0.64%	0.64%	0.64%
Distribution and Service (12b-1) Fees		0.25%		0.15%	[1]			0.35%	0.30%	0.25%	0.10%
Other Expenses (as a percentage of Assets):		0.55%		0.13%		15.87%	0.02%	0.53%	0.45%	0.32%	0.28%	0.26%	1.23%
Acquired Fund Fees and Expenses		0.01%		0.01%		0.01%	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%
Expenses (as a percentage of Assets)		1.45%		0.93%		16.52%	0.67%	1.53%	1.40%	1.22%	1.03%	0.91%	1.88%
Fee Waiver or Reimbursement	[2]	(0.14%)	[3]	(0.01%)		(15.68%)	(0.01%)	(0.01%)	(0.01%)	(0.01%)	(0.01%)	(0.01%)	(1.18%)
Net Expenses (as a percentage of Assets)		1.31%		0.92%		0.84%	0.66%	1.52%	1.39%	1.21%	1.02%	0.90%	0.70%
[1]	Expense information in the table has been restated to reflect current fees. Effective December 31, 2015, the Distribution and/or Service (12b-1) Fees for Class J shares were reduced.
[2]	Principal Management Corporation ("Principal"), the investment advisor, has contractually agreed to limit the Fund's Management Fees through the period ending February 28, 2017. The fee waiver will reduce the Fund's Management Fees by 0.014% (expressed as a percent of average net assets on an annualized basis). It is expected that the fee waiver will continue through the period disclosed; however, Principal Funds, Inc. and Principal, the parties to the agreement may mutually agree to terminate the fee waiver prior to the end of the period.
[3]	Principal Management Corporation ("Principal"), the investment advisor, has contractually agreed to limit the Fund's expenses by paying, if necessary, expenses normally payable by the Fund, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses) to maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 1.30% for Class A and 0.69% for Class R-6 shares. In addition, for Class P, the expense limit will maintain "Other Expenses" (expressed as a percent of average net assets on an annualized basis) not to exceed 0.20% (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses). It is expected that the expense limits will continue through the period ending February 28, 2017; however, Principal Funds, Inc. and Principal, the parties to the agreement, may mutually agree to terminate the expense limits prior to the end of the period.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - PFI Prospectus - MidCap Value Fund III - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
MidCap Value Fund III, Class A	676	968	1,284	2,177
MidCap Value III Fund, Class J [Member]	194	295	514	1,142
MidCap Value Fund III, Class P	86	2,953	5,414	9,476
MidCap Value III Fund, Institutional Class [Member]	67	213	372	833
MidCap Value III Fund, Class R-1 [Member]	155	482	833	1,823
MidCap Value III Fund, Class R-2 [Member]	142	442	765	1,679
MidCap Value III Fund, Class R-3 [Member]	123	386	669	1,476
MidCap Value III Fund, Class R-4 [Member]	104	327	567	1,258
MidCap Value III Fund, Class R-5 [Member]	92	289	503	1,118
MidCap Value Fund III, Class R-6 Shares	72	456	887	2,088

With respect to Class J shares, you would pay the following expenses if you did not redeem your shares (all other classes would be the same as in the above example):
Expense Example, No Redemption	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
PFI Prospectus | MidCap Value Fund III | MidCap Value III Fund, Class J [Member] | USD ($)	94	295	514	1,142

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 70.9% of the average value of its portfolio.

Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies with medium market capitalizations at the time of purchase. For this Fund, companies with medium market capitalizations are those with market capitalizations within the range of companies comprising the Russell Midcap® Value Index (as of December 31, 2015, this range was between approximately $383.0 million and $28.5 billion). The Fund invests in value equity securities, an investment strategy that emphasizes buying equity securities that appear to be undervalued. The Fund invests in real estate investment trusts.
Principal Management Corporation invests between 10% and 30% of the Fund's assets in equity securities in an attempt to match or exceed the performance of the Fund's benchmark index (listed in the Average Annual Total Returns table) by purchasing securities in the index while slightly overweighting and underweighting certain individual equity securities relative to their weight in the index. The Fund's remaining assets are managed by the sub-advisors.

Principal Risks
The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund, in alphabetical order, are:
Equity Securities Risk. The value of equity securities could decline if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment (such as market capitalization or style) may underperform other market segments or the equity markets as a whole.

•
Small and Medium Market Capitalization Companies. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.

•
Value Stock Risk. Value stocks may continue to be undervalued by the market for extended periods, including the entire period during which the stock is held by a fund, or the events that the portfolio manager believed would cause the stock price to increase may not occur as anticipated or at all. Moreover, a stock judged to be undervalued actually may be appropriately priced at a low level.

Real Estate Investment Trusts (“REITs”) Risk. In addition to risks associated with investing in real estate securities, REITs are dependent upon management skills, are not diversified, and are subject to heavy cash flow dependency, risks of default by borrowers, and self-liquidation. Investment in REITs also involves risks similar to risks of investing in small market capitalization companies, such as limited financial resources, less frequent and limited volume trading, and may be subject to more abrupt or erratic price movements than larger company securities. A REIT could fail to qualify for tax-free pass-through of income under the Internal Revenue Code. Fund shareholders will indirectly bear their proportionate share of the expenses of REITs in which the fund invests.
Real Estate Securities Risk. Real estate securities are subject to the risks associated with direct ownership of real estate, including declines in value, adverse economic conditions, increases in expenses, regulatory changes and environmental problems. Investing in securities of companies in the real estate industry, subjects a fund to the special risks associated with the real estate market including factors such as loss to casualty or condemnation, changes in real estate values, property taxes, interest rates, cash flow of underlying real estate assets, occupancy rates, government regulations affecting zoning, land use and rents, and the management skill and creditworthiness of the issuer.
Redemption Risk. A fund that serves as an underlying fund for a fund of funds is subject to certain risks. When a fund of funds reallocates or rebalances its investments, an underlying fund may experience relatively large redemptions or investments. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

Performance
The following information provides some indication of the risks of investing in the Fund. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information by calling 1-800-222-5852 or online at:

•	For Classes A, J, and P - www.principalfunds.com.

•	For Institutional Class and Classes R-1, R-2, R-3, R-4, R-5, and R-6 - www.principal.com.
Using the historical performance of the Fund's Class R-3 shares, adjusted as described below, the bar chart shows the investment returns of the Fund’s Class A shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). These annual returns do not reflect sales charges on Class A shares; if they did, results would be lower. The table shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare with those of one or more broad measures of market performance.
For periods prior to the inception date of Classes A and P shares (June 3, 2014) and Class R-6 shares (November 25, 2014), the performance shown in the bar chart and the table for these classes is based on the performance of the Fund's Class R-3 shares, adjusted to reflect the respective fees and expenses of each class. Where this adjustment for fees and expenses results in performance for a newer class that is higher than the historical performance of the Class R-3 shares, the historical performance of the Class R-3 shares is used for the newer class. These adjustments for these newer classes result in performance for such periods that is no higher than the historical performance of the Class R-3 shares, which were first sold on December 6, 2000.

Total Returns as of December 31 (Class A shares)	[5]

Highest return for a quarter during the period of the bar chart above:	Q3 '09	19.13%
Lowest return for a quarter during the period of the bar chart above:	Q4 '08	(22.51)%

Average Annual Total Returns - PFI Prospectus - MidCap Value Fund III	Label	1 Year	5 Years	10 Years
MidCap Value Fund III, Class A	Class A Return Before Taxes	(10.05%)	9.87%	6.06%
MidCap Value Fund III, Class A | After Taxes on Distributions	Class A Return After Taxes on Distributions	(10.77%)	8.81%	5.17%
MidCap Value Fund III, Class A | After Taxes on Distributions and Sales	Class A Return After Taxes on Distribution and Sale of Fund Shares	(5.10%)	7.63%	4.71%
MidCap Value III Fund, Class J [Member]	Class J Return Before Taxes	(5.37%)	11.38%	6.79%
MidCap Value Fund III, Class P	Class P Return Before Taxes	(4.27%)	11.35%	6.80%
MidCap Value III Fund, Institutional Class [Member]	Institutional Class Return Before Taxes	(4.10%)	11.85%	7.36%
MidCap Value III Fund, Class R-1 [Member]	Class R-1 Return Before Taxes	(4.90%)	10.87%	6.40%
MidCap Value III Fund, Class R-2 [Member]	Class R-2 Return Before Taxes	(4.77%)	11.01%	6.54%
MidCap Value III Fund, Class R-3 [Member]	Class R-3 Return Before Taxes	(4.65%)	11.22%	6.73%
MidCap Value III Fund, Class R-4 [Member]	Class R-4 Return Before Taxes	(4.41%)	11.44%	6.94%
MidCap Value III Fund, Class R-5 [Member]	Class R-5 Return Before Taxes	(4.34%)	11.56%	7.06%
MidCap Value Fund III, Class R-6 Shares	Class R-6 Return Before Taxes	(4.12%)	11.35%	6.80%
Russell Midcap Value Index	Russell Midcap Value Index (reflects no deduction for fees, expenses, or taxes)	(4.78%)	11.25%	7.61%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A shares only and would be different for the other share classes.

PFI Prospectus | Money Market Fund [Member]
MONEY MARKET FUND
Objective:
The Fund seeks as high a level of current income as is considered consistent with preservation of principal and maintenance of liquidity.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A Shares of Principal Funds, Inc. More information about these and other discounts is available from your financial professional and in “Choosing a Share Class and The Costs of Investing” beginning on page 398 of the Fund’s prospectus and “Multiple Class Structure” beginning on page 6 of the Fund’s Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - PFI Prospectus - Money Market Fund	Money Market Fund, Class A [Member]	Money Market Fund, Class C [Member]	Money Market Fund, Class J [Member]	Money Market Fund, Institutional Class [Member]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	none	none	none	none
Maximum Deferred Sales Charge (as a percentage)	1.00%	1.00%	1.00%	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - PFI Prospectus - Money Market Fund	Money Market Fund, Class A [Member]	Money Market Fund, Class C [Member]		Money Market Fund, Class J [Member]		Money Market Fund, Institutional Class [Member]
Management Fees (as a percentage of Assets)	0.39%	0.39%		0.39%		0.39%
Distribution and Service (12b-1) Fees	none	1.00%		0.15%	[1]
Other Expenses (as a percentage of Assets):	0.14%	0.25%		0.19%		0.03%
Acquired Fund Fees and Expenses	0.01%	0.01%		0.01%		0.01%
Expenses (as a percentage of Assets)	0.54%	1.65%		0.74%		0.43%
Fee Waiver or Reimbursement		none	[2]	(0.15%)	[3]
Net Expenses (as a percentage of Assets)	0.54%	1.65%		0.59%		0.43%
[1]	Expense information in the table has been restated to reflect current fees. Effective December 31, 2015, the Distribution and/or Service (12b-1) Fees for Class J shares were reduced.
[2]	Principal Management Corporation ("Principal"), the investment advisor, has contractually agreed to limit the Fund’s expenses by paying, if necessary, expenses normally payable by the Fund, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses) to maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 1.79% for Class C shares. It is expected that the expense limit will continue through the period ending February 28, 2017; however, Principal Funds, Inc. and Principal, the parties to the agreement, may mutually agree to terminate the expense limit prior to the end of the period.
[3]	Principal Funds Distributor, Inc. (the "Distributor") has contractually agreed to limit the Distribution Fees attributable to Class J. The waiver will reduce the Fund's Distribution Fees by 0.15%. It is expected that the fee waiver will continue through the period ending February 28, 2017; however, Principal Funds, Inc. and the Distributor, the parties to the agreement, may mutually agree to terminate the fee waiver prior to the end of the period.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - PFI Prospectus - Money Market Fund - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Money Market Fund, Class A [Member]	155	173	302	677
Money Market Fund, Class C [Member]	268	520	897	1,955
Money Market Fund, Class J [Member]	160	219	394	902
Money Market Fund, Institutional Class [Member]	44	138	241	542

With respect to Classes A, C, and J shares, you would pay the following expenses if you did not redeem your shares (all other classes would be the same as in the above example):
Expense Example, No Redemption - PFI Prospectus - Money Market Fund - USD ($)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Money Market Fund, Class A [Member]	55	173	302	677
Money Market Fund, Class C [Member]	168	520	897	1,955
Money Market Fund, Class J [Member]	60	219	394	902

Principal Investment Strategies
The Fund seeks to maintain a stable net asset value of $1.00 per share by investing its assets in a portfolio of high quality, short-term money market instruments such as those issued by banks, corporations (U.S. and non-U.S.), municipalities and the U.S. government. Such instruments include certificates of deposit, bankers acceptances, commercial paper, treasury bills, bonds, and shares of other money market funds. The Fund maintains a dollar weighted average portfolio maturity of 60 days or less. As with all mutual funds, the value of the Fund's assets may rise or fall.

Principal Risks
You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time. The principal risks of investing in the Fund, in alphabetical order, are:
Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income securities could default on its payment obligations.
Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).
Investment Company Securities Risk. Fund shareholders bear indirectly their proportionate share of the expenses of other investment companies in which the fund invests.
U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields from many other fixed-income securities.
U.S. Government-Sponsored Securities Risk. Securities issued by U.S. government-sponsored or -chartered enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and the Federal Home Loan Banks are not issued or guaranteed by the U.S. Treasury.

Performance
The following information provides some indication of the risks of investing in the Fund. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information by calling 1-800-222-5852 or online at:

•	For Classes A, C, and J - www.principalfunds.com.

•	For Institutional Class - www.principal.com.
The bar chart shows the investment returns of the Fund’s Class A shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). These annual returns do not reflect sales charges on Class A shares; if they did, results would be lower. The table shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare with those of one or more broad measures of market performance.
For periods prior to the inception date of Class C shares (January 16, 2007), performance shown in the table for Class C is based on the performance of the Fund's Class R-3 shares, adjusted to reflect the Class C fees and expenses. These adjustments result in performance for such periods that is no higher than the historical performance of the Class R-3 shares, which were first sold on December 6, 2000 and liquidated on March 25, 2012.

Total Returns as of December 31 (Class A shares)

Highest return for a quarter during the period of the bar chart above:	Q3 '07	1.24%
Lowest return for a quarter during the period of the bar chart above:	Q4 '15	0.00%

Average Annual Total Returns - PFI Prospectus - Money Market Fund	Label	1 Year	5 Years	10 Years
Money Market Fund, Class A [Member]	Class A Return Before Taxes	none	none	1.21%
Money Market Fund, Class C [Member]	Class C Return Before Taxes	(1.00%)	none	0.86%
Money Market Fund, Class J [Member]	Class J Return Before Taxes	(1.00%)	none	1.06%
Money Market Fund, Institutional Class [Member]	Institutional Class Return Before Taxes	none	none	1.26%
Barclays U.S. Treasury Bellwethers 3 Month Index	Barclays U.S. Treasury Bellwethers 3 Month Index (reflects no deduction for fees, expenses, or taxes)	0.07%	0.09%	1.29%

PFI Prospectus | Overseas Fund [Member]
OVERSEAS FUND
Objective:
The Fund seeks long-term growth of capital.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment):
Shareholder Fees - USD ($)	Overseas Fund, Institutional Class [Member]	Overseas Fund, Class R-1 [Member]	Overseas Fund, Class R-2 [Member]	Overseas Fund, Class R-3 [Member]	Overseas Fund, Class R-4 [Member]	Overseas Fund, Class R-5 [Member]
Shareholder Fee, Other | PFI Prospectus | Overseas Fund	none	none	none	none	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - PFI Prospectus - Overseas Fund		Overseas Fund, Institutional Class [Member]	Overseas Fund, Class R-1 [Member]	Overseas Fund, Class R-2 [Member]	Overseas Fund, Class R-3 [Member]	Overseas Fund, Class R-4 [Member]	Overseas Fund, Class R-5 [Member]
Management Fees (as a percentage of Assets)		1.06%	1.06%	1.06%	1.06%	1.06%	1.06%
Distribution and Service (12b-1) Fees			0.35%	0.30%	0.25%	0.10%
Other Expenses (as a percentage of Assets):		0.03%	0.55%	0.47%	0.34%	0.30%	0.28%
Acquired Fund Fees and Expenses		0.01%	0.01%	0.01%	0.01%	0.01%	0.01%
Expenses (as a percentage of Assets)		1.10%	1.97%	1.84%	1.66%	1.47%	1.35%
Fee Waiver or Reimbursement	[1]	(0.03%)	(0.03%)	(0.03%)	(0.03%)	(0.03%)	(0.03%)
Net Expenses (as a percentage of Assets)		1.07%	1.94%	1.81%	1.63%	1.44%	1.32%
[1]	Principal Management Corporation has contractually agreed to limit the Fund's Management Fees through the period ending February 28, 2017. The fee waiver will reduce the Fund's Management Fees by 0.03% (expressed as a percent of average net assets on an annualized basis). It is expected that the fee waiver will continue through the period disclosed; however, Principal Funds, Inc. and Principal, the parties to the agreement may mutually agree to terminate the fee waiver prior to the end of the period.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - PFI Prospectus - Overseas Fund - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Overseas Fund, Institutional Class [Member]	109	346	603	1,337
Overseas Fund, Class R-1 [Member]	197	615	1,059	2,293
Overseas Fund, Class R-2 [Member]	184	575	992	2,156
Overseas Fund, Class R-3 [Member]	166	520	899	1,962
Overseas Fund, Class R-4 [Member]	147	461	799	1,754
Overseas Fund, Class R-5 [Member]	134	424	736	1,621

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 35.8% of the average value of its portfolio.

Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of foreign companies at the time of purchase. Foreign companies are:

•	companies with their principal place of business or principal office outside the U.S. or

•	companies whose principal securities trading market is outside the U.S.
The Fund invests in emerging market countries. The Fund invests in value equity securities, an investment strategy that emphasizes buying equity securities that appear to be undervalued. The Fund invests in equity securities of small, medium, and large market capitalization companies.
Principal Management Corporation invests between 10% and 30% of the Fund's assets in equity securities in an attempt to match or exceed the performance of the Fund's benchmark index (listed in the Average Annual Total Returns table) by purchasing securities in the index while slightly overweighting and underweighting certain individual equity securities relative to their weight in the index. The Fund's remaining assets are managed by the sub-advisors.

Principal Risks
The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund, in alphabetical order, are:
Emerging Markets Risk. Investments in emerging market countries may have more risk than those in developed market countries because the emerging markets are less developed and more illiquid. Emerging market countries can also be subject to increased social, economic, regulatory, and political uncertainties and can be extremely volatile.
Equity Securities Risk. The value of equity securities could decline if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment (such as market capitalization or style) may underperform other market segments or the equity markets as a whole.

•
Small and Medium Market Capitalization Companies. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.

•
Value Stock Risk. Value stocks may continue to be undervalued by the market for extended periods, including the entire period during which the stock is held by a fund, or the events that the portfolio manager believed would cause the stock price to increase may not occur as anticipated or at all. Moreover, a stock judged to be undervalued actually may be appropriately priced at a low level.

Foreign Currency Risk. Risks of investing in securities denominated in, or that trade in, foreign (non-U.S.) currencies include changes in foreign exchange rates and foreign exchange restrictions.
Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).
Redemption Risk. A fund that serves as an underlying fund for a fund of funds is subject to certain risks. When a fund of funds reallocates or rebalances its investments, an underlying fund may experience relatively large redemptions or investments. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

Performance
The following information provides some indication of the risks of investing in the Fund. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information by calling 1-800-222-5852 or online at www.principal.com.
The bar chart shows the investment returns of the Fund’s Institutional Class shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). The table shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare with those of one or more broad measures of market performance.
Life of Fund results are measured from the date the Fund's shares were first sold (September 30, 2008).
For periods prior to the inception date of Classes R-1, R-2, R-3, R-4, and R-5 shares (March 1, 2012), the performance shown in the table for these classes is based on the performance of the Fund's Institutional Class shares, adjusted to reflect the respective fees and expenses of each class. These adjustments for these newer classes result in performance for such periods that is no higher than the historical performance of the Institutional Class shares, which were first sold on September 30, 2008.

Total Returns as of December 31 (Institutional Class shares)

Highest return for a quarter during the period of the bar chart above:	Q2' 09	22.88%
Lowest return for a quarter during the period of the bar chart above:	Q3' 11	(21.11)%

Average Annual Total Returns - PFI Prospectus - Overseas Fund	Label	1 Year	5 Years	Since Inception	Inception Date
Overseas Fund, Institutional Class [Member]	Institutional Class Return Before Taxes	(4.79%)	3.10%	4.83%	Sep. 30, 2008
Overseas Fund, Institutional Class [Member] | After Taxes on Distributions	Institutional Class Return After Taxes on Distributions	(5.48%)	2.07%	3.81%	Sep. 30, 2008
Overseas Fund, Institutional Class [Member] | After Taxes on Distributions and Sales	Institutional Class Return After Taxes on Distribution and Sale of Fund Shares	(1.79%)	2.63%	4.04%	Sep. 30, 2008
Overseas Fund, Class R-1 [Member]	Class R-1 Return Before Taxes	(5.76%)	2.19%	3.90%	Sep. 30, 2008
Overseas Fund, Class R-2 [Member]	Class R-2 Return Before Taxes	(5.49%)	2.34%	4.06%	Sep. 30, 2008
Overseas Fund, Class R-3 [Member]	Class R-3 Return Before Taxes	(5.31%)	2.52%	4.24%	Sep. 30, 2008
Overseas Fund, Class R-4 [Member]	Class R-4 Return Before Taxes	(5.16%)	2.73%	4.45%	Sep. 30, 2008
Overseas Fund, Class R-5 [Member]	Class R-5 Return Before Taxes	(5.15%)	2.83%	4.55%	Sep. 30, 2008
MSCI EAFE Value Index	MSCI EAFE Value Index (reflects no deduction for fees, expenses, or taxes)	(5.68%)	2.55%	3.24%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Institutional Class shares only and would be different for the other share classes.

PFI Prospectus | Principal Capital Appreciation Fund [Member]
PRINCIPAL CAPITAL APPRECIATION FUND
Objective:
The Fund seeks to provide long-term growth of capital.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A Shares of Principal Funds, Inc. More information about these and other discounts is available from your financial professional and in “Choosing a Share Class and The Costs of Investing” beginning on page 398 of the Fund’s prospectus and “Multiple Class Structure” beginning on page 6 of the Fund’s Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - PFI Prospectus - Principal Capital Appreciation Fund	Principal Capital Appreciation Fund, Class A [Member]	Principal Capital Appreciation Fund, Class C [Member]	Principal Capital Appreciation Fund, Class P Shares [Member]	Principal Capital Appreciation Fund, Institutional Class [Member]	Principal Capital Appreciation Fund, Class R-1 Shares [Member]	Principal Capital Appreciation Fund, Class R-2 Shares [Member]	Principal Capital Appreciation Fund, Class R-3 Shares [Member]	Principal Capital Appreciation Fund, Class R-4 Shares [Member]	Principal Capital Appreciation Fund, Class R-5 Shares [Member]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	5.50%	none	none	none	none	none	none	none	none
Maximum Deferred Sales Charge (as a percentage)	1.00%	1.00%	none	none	none	none	none	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - PFI Prospectus - Principal Capital Appreciation Fund		Principal Capital Appreciation Fund, Class A [Member]	Principal Capital Appreciation Fund, Class C [Member]	Principal Capital Appreciation Fund, Class P Shares [Member]	Principal Capital Appreciation Fund, Institutional Class [Member]	Principal Capital Appreciation Fund, Class R-1 Shares [Member]	Principal Capital Appreciation Fund, Class R-2 Shares [Member]	Principal Capital Appreciation Fund, Class R-3 Shares [Member]	Principal Capital Appreciation Fund, Class R-4 Shares [Member]	Principal Capital Appreciation Fund, Class R-5 Shares [Member]
Management Fees (as a percentage of Assets)		0.45%	0.45%	0.45%	0.45%	0.45%	0.45%	0.45%	0.45%	0.45%
Distribution and Service (12b-1) Fees		0.25%	1.00%			0.35%	0.30%	0.25%	0.10%
Other Expenses (as a percentage of Assets):		0.14%	0.20%	0.15%	0.01%	0.53%	0.45%	0.32%	0.28%	0.26%
Expenses (as a percentage of Assets)		0.84%	1.65%	0.60%	0.46%	1.33%	1.20%	1.02%	0.83%	0.71%
Fee Waiver or Reimbursement	[1]			none
Net Expenses (as a percentage of Assets)		0.84%	1.65%	0.60%	0.46%	1.33%	1.20%	1.02%	0.83%	0.71%
[1]	Principal Management Corporation ("Principal"), the investment advisor, has contractually agreed to limit the Fund’s expenses by paying, if necessary, expenses normally payable by the Fund, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses) to maintain "Other Expenses" (expressed as a percent of average net assets on an annualized basis) not to exceed 0.20% for Class P shares. It is expected that the expense limit will continue through the period ending February 28, 2017; however, Principal Funds, Inc. and Principal, the parties to the agreement, may mutually agree to terminate the expense limit prior to the end of the period.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - PFI Prospectus - Principal Capital Appreciation Fund - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Principal Capital Appreciation Fund, Class A [Member]	631	803	990	1,530
Principal Capital Appreciation Fund, Class C [Member]	268	520	897	1,955
Principal Capital Appreciation Fund, Class P Shares [Member]	61	192	335	750
Principal Capital Appreciation Fund, Institutional Class [Member]	47	148	258	579
Principal Capital Appreciation Fund, Class R-1 Shares [Member]	135	421	729	1,601
Principal Capital Appreciation Fund, Class R-2 Shares [Member]	122	381	660	1,455
Principal Capital Appreciation Fund, Class R-3 Shares [Member]	104	325	563	1,248
Principal Capital Appreciation Fund, Class R-4 Shares [Member]	85	265	460	1,025
Principal Capital Appreciation Fund, Class R-5 Shares [Member]	73	227	395	883

With respect to Class C shares, you would pay the following expenses if you did not redeem your shares (all other classes would be the same as in the above example):
Expense Example, No Redemption	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
PFI Prospectus | Principal Capital Appreciation Fund | Principal Capital Appreciation Fund, Class C [Member] | USD ($)	168	520	897	1,955

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 14.0% of the average value of its portfolio.

Principal Investment Strategies
The Fund invests primarily in equity securities of companies with any market capitalization, but has a greater exposure to large market capitalization companies than small or medium market capitalization companies.
The Fund invests in equity securities with value and/or growth characteristics and constructs an investment portfolio that has a "blend" of equity securities with these characteristics. Investing in value equity securities is an investment strategy that emphasizes buying equity securities that appear to be undervalued. The growth orientation selection emphasizes buying equity securities of companies whose potential for growth of capital and earnings is expected to be above average. The Fund does not have a policy of preferring one of these categories over the other.

Principal Risks
The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund, in alphabetical order, are:
Equity Securities Risk. The value of equity securities could decline if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment (such as market capitalization or style) may underperform other market segments or the equity markets as a whole.

•
Growth Stock Risk. If growth companies do not increase their earnings at a rate expected by investors, the market price of the stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can lessen price declines in market downturns.

•
Small and Medium Market Capitalization Companies. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.

•
Value Stock Risk. Value stocks may continue to be undervalued by the market for extended periods, including the entire period during which the stock is held by a fund, or the events that the portfolio manager believed would cause the stock price to increase may not occur as anticipated or at all. Moreover, a stock judged to be undervalued actually may be appropriately priced at a low level.

Redemption Risk. A fund that serves as an underlying fund for a fund of funds is subject to certain risks. When a fund of funds reallocates or rebalances its investments, an underlying fund may experience relatively large redemptions or investments. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

Performance
The following information provides some indication of the risks of investing in the Fund. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information by calling 1-800-222-5852 or online at:

•	For Classes A, C, and P - www.principalfunds.com.

•	For Institutional Class and Classes R-1, R-2, R-3, R-4, and R-5 - www.principal.com.
The bar chart shows the investment returns of the Fund’s Class A shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). These annual returns do not reflect sales charges on Class A shares; if they did, results would be lower. The table shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare with those of one or more broad measures of market performance.
The Fund commenced operations after succeeding to the operations of another fund on January 12, 2007. Performance for periods prior to that date is based on the performance of the predecessor fund.
For periods prior to the inception date of Classes R-1, R-2, R-3, R-4, and R-5 shares (March 1, 2010) and Class P shares (September 27, 2010), the performance shown in the table for these classes is based on the performance of the Fund's Class A shares, adjusted to reflect the respective fees and expenses of each class. Where this adjustment for fees and expenses result in performance for a newer class that is higher than the historical performance of the Class A shares, the historical performance of the Class A shares is used for the newer class (without respect to sales charges, if not applicable to the newer class). These adjustments for these newer classes result in performance for such periods that is no higher than the historical performance of the Class A shares. The predecessor fund's Class A shares commenced operations on November 24, 1986.

Total Returns as of December 31 (Class A shares)

Highest return for a quarter during the period of the bar chart above:	Q2 '09	16.44%
Lowest return for a quarter during the period of the bar chart above:	Q4 '08	(22.78)%

Average Annual Total Returns - PFI Prospectus - Principal Capital Appreciation Fund	Label	1 Year	5 Years	10 Years
Principal Capital Appreciation Fund, Class A [Member]	Class A Return Before Taxes	(3.58%)	10.20%	6.88%
Principal Capital Appreciation Fund, Class A [Member] | After Taxes on Distributions	Class A Return After Taxes on Distributions	(4.77%)	9.38%	6.15%
Principal Capital Appreciation Fund, Class A [Member] | After Taxes on Distributions and Sales	Class A Return After Taxes on Distribution and Sale of Fund Shares	(1.05%)	8.09%	5.55%
Principal Capital Appreciation Fund, Class C [Member]	Class C Return Before Taxes	0.27%	10.52%	6.54%
Principal Capital Appreciation Fund, Class P Shares [Member]	Class P Return Before Taxes	2.30%	11.72%	7.62%
Principal Capital Appreciation Fund, Institutional Class [Member]	Institutional Class Return Before Taxes	2.41%	11.91%	7.93%
Principal Capital Appreciation Fund, Class R-1 Shares [Member]	Class R-1 Return Before Taxes	1.54%	10.94%	6.96%
Principal Capital Appreciation Fund, Class R-2 Shares [Member]	Class R-2 Return Before Taxes	1.68%	11.08%	7.10%
Principal Capital Appreciation Fund, Class R-3 Shares [Member]	Class R-3 Return Before Taxes	1.86%	11.28%	7.29%
Principal Capital Appreciation Fund, Class R-4 Shares [Member]	Class R-4 Return Before Taxes	2.07%	11.50%	7.49%
Principal Capital Appreciation Fund, Class R-5 Shares [Member]	Class R-5 Return Before Taxes	2.16%	11.62%	7.59%
Russell 3000 Index	Russell 3000 Index (reflects no deduction for fees, expenses, or taxes)	0.48%	12.18%	7.35%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A shares only and would be different for the other share classes.

PFI Prospectus | Principal LifeTime Strategic Income Fund [Member]
PRINCIPAL LIFETIME STRATEGIC INCOME FUND
Objective:
The Fund seeks current income
and as a secondary objective, capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Class A Shares of Principal Funds, Inc. More information about these and other discounts is available from your financial professional and in “Choosing a Share Class and The Costs of Investing” beginning on page 398 of the Fund’s prospectus and “Multiple Class Structure” beginning on page 6 of the Fund’s Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - PFI Prospectus - Principal LifeTime Strategic Income Fund	Principal LifeTime Strategic Income Fund, Class A [Member]	Principal LifeTime Strategic Income Fund, Class J [Member]	Principal LifeTime Strategic Income Fund, Institutional Class [Member]	Principal LifeTime Strategic Income Fund, Class R-1 [Member]	Principal LifeTime Strategic Income Fund, Class R-2 [Member]	Principal LifeTime Strategic Income Fund, Class R-3 [Member]	Principal LifeTime Strategic Income Fund, Class R-4 [Member]	Principal LifeTime Strategic Income Fund, Class R-5 [Member]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	3.75%	none	none	none	none	none	none	none
Maximum Deferred Sales Charge (as a percentage)	1.00%	1.00%	none	none	none	none	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - PFI Prospectus - Principal LifeTime Strategic Income Fund		Principal LifeTime Strategic Income Fund, Class A [Member]	Principal LifeTime Strategic Income Fund, Class J [Member]		Principal LifeTime Strategic Income Fund, Institutional Class [Member]	Principal LifeTime Strategic Income Fund, Class R-1 [Member]	Principal LifeTime Strategic Income Fund, Class R-2 [Member]	Principal LifeTime Strategic Income Fund, Class R-3 [Member]	Principal LifeTime Strategic Income Fund, Class R-4 [Member]	Principal LifeTime Strategic Income Fund, Class R-5 [Member]
Management Fees (as a percentage of Assets)	[1]	none	none		none	none	none	none	none	none
Distribution and Service (12b-1) Fees		0.25%	0.15%	[2]		0.35%	0.30%	0.25%	0.10%
Other Expenses (as a percentage of Assets):		0.21%	0.11%		0.02%	0.54%	0.46%	0.33%	0.29%	0.27%
Acquired Fund Fees and Expenses		0.58%	0.58%		0.58%	0.58%	0.58%	0.58%	0.58%	0.58%
Expenses (as a percentage of Assets)		1.04%	0.84%		0.60%	1.47%	1.34%	1.16%	0.97%	0.85%
Fee Waiver or Reimbursement	[3]	(0.08%)
Net Expenses (as a percentage of Assets)		0.96%	0.84%		0.60%	1.47%	1.34%	1.16%	0.97%	0.85%
[1]	Management Fees in the table have been restated to reflect current fees. Effective March 1, 2016, the Management Fees were reduced.
[2]	Expense information in the table has been restated to reflect current fees. Effective December 31, 2015, the Distribution and/or Service (12b-1) Fees for Class J shares were reduced.
[3]	Principal Management Corporation ("Principal"), the investment advisor, has contractually agreed to limit the Fund’s expenses by paying, if necessary, expenses normally payable by the Fund, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses) to maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 0.38% for Class A shares. It is expected that the expense limit will continue through the period ending February 28, 2017; however, Principal Funds, Inc. and Principal, the parties to the agreement, may mutually agree to terminate the expense limit prior to the end of the period.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - PFI Prospectus - Principal LifeTime Strategic Income Fund - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Principal LifeTime Strategic Income Fund, Class A [Member]	469	685	919	1,590
Principal LifeTime Strategic Income Fund, Class J [Member]	186	268	466	1,037
Principal LifeTime Strategic Income Fund, Institutional Class [Member]	61	192	335	750
Principal LifeTime Strategic Income Fund, Class R-1 [Member]	150	465	803	1,757
Principal LifeTime Strategic Income Fund, Class R-2 [Member]	136	425	734	1,613
Principal LifeTime Strategic Income Fund, Class R-3 [Member]	118	368	638	1,409
Principal LifeTime Strategic Income Fund, Class R-4 [Member]	99	309	536	1,190
Principal LifeTime Strategic Income Fund, Class R-5 [Member]	87	271	471	1,049

With respect to Class J shares, you would pay the following expenses if you did not redeem your shares (all other classes would be the same as in the above example):
Expense Example, No Redemption	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
PFI Prospectus | Principal LifeTime Strategic Income Fund | Principal LifeTime Strategic Income Fund, Class J [Member] | USD ($)	86	268	466	1,037

Portfolio Turnover
As a fund of funds, the Fund does not pay transaction costs, such as commissions, when it buys and sells shares of underlying funds (or “turns over” its portfolio). An underlying fund does pay transaction costs when it buys and sells portfolio securities, and a higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the examples, affect the performance of the underlying fund and the Fund. During its most recent fiscal year, the Fund's portfolio turnover rate was 36.8% of the average value of its portfolio.

Principal Investment Strategies
The Fund invests according to an asset allocation strategy designed for investors primarily seeking current income and secondarily capital appreciation. The Fund's asset allocation is designed for investors who are approximately 15 years beyond the normal retirement age of 65. The Fund is a fund of funds that invests in PFI Institutional Class shares. Its underlying funds consist of domestic and foreign equity funds, fixed-income funds, real asset funds, and other funds that aim to offer diversification beyond traditional equity and fixed-income securities. The Fund is managed by Principal Management Corporation (“Principal”); Principal has hired a sub-advisor, Principal Global Investors, LLC (“PGI”), to assist in managing the Fund.
Principal, with assistance from PGI, develops, implements and monitors the Fund's strategic or long-term asset class targets and target ranges, is also responsible for an active rebalancing strategy designed to identify asset classes that appear attractive over the short term and sets the percentage of Fund assets to be allocated to a particular asset class. Principal selects the underlying funds for each asset class and the target weights for each underlying fund. Principal, with assistance from PGI, may shift asset class targets in response to normal evaluative processes, the shortening time horizon of the Fund or changes in market forces or Fund circumstances. Principal may add, remove, or substitute underlying funds at any time.
In selecting underlying funds and target weights, Principal considers both quantitative measures (e.g., past performance, expected levels of risk and returns, expense levels, diversification and style consistency) and qualitative factors (e.g., organizational stability, investment experience, investment and risk management processes, and information, trading, and compliance systems). There are no minimum or maximum percentages of assets that the Fund must invest in a specific asset class or underlying fund.
The underlying funds invest in growth and value stocks of large market capitalization companies, fixed-income securities, domestic and foreign securities, securities denominated in foreign currencies, investment companies (including index funds), real estate securities, derivatives, mortgage-backed securities, and U.S. government and U.S. government-sponsored securities. The underlying funds engage in derivative transactions to gain exposure to a variety of securities or asset classes or attempt to reduce risk. A derivative is a financial arrangement, the value of which is derived from, or based on, a traditional security, asset, or market index. The underlying funds principally use futures, options, swaps (including, for example, credit default, interest rate, and currency swaps) and forwards.

Principal Risks
The broad diversification of the Fund is designed to cushion severe losses in any one investment sector and moderate overall price volatility. However, the Fund is subject to the particular risks of the underlying funds in the proportions in which the Fund invests in them, and its share prices will fluctuate as the prices of underlying fund shares rise or fall with changing market conditions. If you sell your shares when their value is less than the price you paid, you will lose money. The Fund operates as a fund of funds and thus bears both its own expenses and, indirectly, its proportionate share of the expenses of the underlying funds in which it invests. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund that are inherent in the fund of funds, in alphabetical order, are:
Asset Allocation Risk. A fund's selection and weighting of asset classes may cause it to underperform other funds with a similar investment objective.
Conflict of Interest Risk. The Advisor and its affiliates earn different fees from different underlying funds and may have an incentive to allocate more fund-of-fund assets to underlying funds from which they receive higher fees.
Fund of Funds Risk. The performance and risks of a fund of funds directly correspond to the performance and risks of the underlying funds in which the fund invests. Fund shareholders bear indirectly their proportionate share of the expenses of other investment companies in which the fund invests.
Target Date Fund Risk. A target date fund should not be selected based solely on age or retirement date because there is no guarantee that this fund will provide adequate income at or through retirement.
The principal risks of investing in the Fund that are inherent in the underlying funds, in alphabetical order, are:
Counterparty Risk. Counterparty risk is the risk that the counterparty to a contract or other obligation will be unable or unwilling to honor its obligations.
Derivatives Risk. Derivatives may not move in the direction anticipated by the portfolio manager. Transactions in derivatives may increase volatility, cause the liquidation of portfolio positions when not advantageous to do so and result in disproportionate losses that may be substantially greater than a fund's initial investment.

•
Credit Default Swaps. Credit default swap agreements involve specific risks because they may be difficult to value, are highly susceptible to liquidity and credit risk, and generally pay a return to the party that has paid the premium only in the event of an actual default by the issuer of the underlying obligation (as opposed to a credit downgrade or other indication of financial difficulty). Credit default swaps can increase credit risk because the fund has exposure to both the issuer of the referenced obligation and the counterparty to the credit default swap.

•
Futures. Futures involve specific risks, including: the imperfect correlation between the change in market value of the instruments held by the fund and the price of the future,; possible lack of a liquid secondary market for a future and the resulting inability to close a future when desired; counterparty risk; and if the fund has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements.

Equity Securities Risk. The value of equity securities could decline if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment (such as market capitalization or style) may underperform other market segments or the equity markets as a whole.

•
Growth Stock Risk. If growth companies do not increase their earnings at a rate expected by investors, the market price of the stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can lessen price declines in market downturns.

•
Value Stock Risk. Value stocks may continue to be undervalued by the market for extended periods, including the entire period during which the stock is held by a fund, or the events that the portfolio manager believed would cause the stock price to increase may not occur as anticipated or at all. Moreover, a stock judged to be undervalued actually may be appropriately priced at a low level.

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income securities could default on its payment obligations.
Foreign Currency Risk. Risks of investing in securities denominated in, or that trade in, foreign (non-U.S.) currencies include changes in foreign exchange rates and foreign exchange restrictions.
Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).
Index Fund Risk. More likely than not, an index fund will underperform the index due to cashflows and the fees and expenses of the fund. The correlation between fund performance and index performance may also be affected by changes in securities markets, changes in the composition of the index and the timing of purchases and sales of fund shares.
Investment Company Securities Risk. Fund shareholders bear indirectly their proportionate share of the expenses of other investment companies in which the fund invests.
Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will be to changes in interest rates.
Real Estate Securities Risk. Real estate securities are subject to the risks associated with direct ownership of real estate, including declines in value, adverse economic conditions, increases in expenses, regulatory changes and environmental problems. Investing in securities of companies in the real estate industry, subjects a fund to the special risks associated with the real estate market including factors such as loss to casualty or condemnation, changes in real estate values, property taxes, interest rates, cash flow of underlying real estate assets, occupancy rates, government regulations affecting zoning, land use and rents, and the management skill and creditworthiness of the issuer.
Redemption Risk. A fund that serves as an underlying fund for a fund of funds is subject to certain risks. When a fund of funds reallocates or rebalances its investments, an underlying fund may experience relatively large redemptions or investments. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.
Securitized Products Risk. Unscheduled prepayments on mortgage-backed and asset-backed securities may have to be reinvested at lower rates. A reduction in prepayments may increase the effective maturities of these securities, exposing them to the risk of decline in market value over time (extension risk).
U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields from many other fixed-income securities.
U.S. Government-Sponsored Securities Risk. Securities issued by U.S. government-sponsored or -chartered enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and the Federal Home Loan Banks are not issued or guaranteed by the U.S. Treasury.

Performance
The following information provides some indication of the risks of investing in the Fund. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information by calling 1-800-222-5852 or online at:

•	For Classes A and J - www.principalfunds.com.

•	For Institutional Class and Classes R-1, R-2, R-3, R-4, and R-5 - www.principal.com.
The bar chart shows the investment returns of the Fund’s Class A shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). These annual returns do not reflect sales charges on Class A shares; if they did, results would be lower. The table shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare with those of one or more broad measures of market performance.

Total Returns as of December 31 (Class A shares)

Highest return for a quarter during the period of the bar chart above:	Q3 '09	9.69%
Lowest return for a quarter during the period of the bar chart above:	Q4 '08	(11.34)%

Average Annual Total Returns - PFI Prospectus - Principal LifeTime Strategic Income Fund	Label	1 Year	5 Years	10 Years
Principal LifeTime Strategic Income Fund, Class A [Member]	Class A Return Before Taxes	(4.93%)	3.20%	2.71%
Principal LifeTime Strategic Income Fund, Class A [Member] | After Taxes on Distributions	Class A Return After Taxes on Distributions	(5.59%)	2.46%	1.66%
Principal LifeTime Strategic Income Fund, Class A [Member] | After Taxes on Distributions and Sales	Class A Return After Taxes on Distribution and Sale of Fund Shares	(2.75%)	2.20%	1.73%
Principal LifeTime Strategic Income Fund, Class J [Member]	Class J Return Before Taxes	(2.16%)	4.02%	3.04%
Principal LifeTime Strategic Income Fund, Institutional Class [Member]	Institutional Class Return Before Taxes	(0.87%)	4.37%	3.48%
Principal LifeTime Strategic Income Fund, Class R-1 [Member]	Class R-1 Return Before Taxes	(1.72%)	3.47%	2.58%
Principal LifeTime Strategic Income Fund, Class R-2 [Member]	Class R-2 Return Before Taxes	(1.65%)	3.60%	2.72%
Principal LifeTime Strategic Income Fund, Class R-3 [Member]	Class R-3 Return Before Taxes	(1.49%)	3.77%	2.89%
Principal LifeTime Strategic Income Fund, Class R-4 [Member]	Class R-4 Return Before Taxes	(1.20%)	3.98%	3.09%
Principal LifeTime Strategic Income Fund, Class R-5 [Member]	Class R-5 Return Before Taxes	(1.07%)	4.11%	3.23%
S&P Target Date Retirement Income Index [Member]	S&P Target Date Retirement Income Index (reflects no deduction for fees, expenses, or taxes)	(0.18%)	4.46%	4.25%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A shares only and would be different for the other share classes.

PFI Prospectus | Principal LifeTime 2010 Fund [Member]
PRINCIPAL LIFETIME 2010 FUND
Objective:
The Fund seeks a total return consisting of long-term growth of capital and current income.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Class A Shares of Principal Funds, Inc. More information about these and other discounts is available from your financial professional and in “Choosing a Share Class and The Costs of Investing” beginning on page 398 of the Fund’s prospectus and “Multiple Class Structure” beginning on page 6 of the Fund’s Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - PFI Prospectus - Principal LifeTime 2010 Fund	Principal Lifetime 2010 Fund, Class A [Member]	Principal Lifetime 2010 Fund, Class J [Member]	Principal Lifetime 2010 Fund, Institutional Class [Member]	Principal Lifetime 2010 Fund, Class R-1 [Member]	Principal Lifetime 2010 Fund, Class R-2 [Member]	Principal Lifetime 2010 Fund, Class R-3 [Member]	Principal Lifetime 2010 Fund, Class R-4 [Member]	Principal Lifetime 2010 Fund, Class R-5 [Member]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	3.75%	none	none	none	none	none	none	none
Maximum Deferred Sales Charge (as a percentage)	1.00%	1.00%	none	none	none	none	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - PFI Prospectus - Principal LifeTime 2010 Fund		Principal Lifetime 2010 Fund, Class A [Member]	Principal Lifetime 2010 Fund, Class J [Member]		Principal Lifetime 2010 Fund, Institutional Class [Member]	Principal Lifetime 2010 Fund, Class R-1 [Member]	Principal Lifetime 2010 Fund, Class R-2 [Member]	Principal Lifetime 2010 Fund, Class R-3 [Member]	Principal Lifetime 2010 Fund, Class R-4 [Member]	Principal Lifetime 2010 Fund, Class R-5 [Member]
Management Fees (as a percentage of Assets)	[1]	none	none		none	none	none	none	none	none
Distribution and Service (12b-1) Fees		0.25%	0.15%	[2]		0.35%	0.30%	0.25%	0.10%
Other Expenses (as a percentage of Assets):		0.17%	0.06%		0.01%	0.54%	0.46%	0.33%	0.29%	0.27%
Acquired Fund Fees and Expenses		0.63%	0.63%		0.63%	0.63%	0.63%	0.63%	0.63%	0.63%
Expenses (as a percentage of Assets)		1.05%	0.84%		0.64%	1.52%	1.39%	1.21%	1.02%	0.90%
Fee Waiver or Reimbursement	[3]	(0.04%)
Net Expenses (as a percentage of Assets)		1.01%	0.84%		0.64%	1.52%	1.39%	1.21%	1.02%	0.90%
[1]	Management Fees in the table have been restated to reflect current fees. Effective March 1, 2016, the Management Fees were reduced.
[2]	Expense information in the table has been restated to reflect current fees. Effective December 31, 2015, the Distribution and/or Service (12b-1) Fees for Class J shares were reduced.
[3]	Principal Management Corporation ("Principal"), the investment advisor, has contractually agreed to limit the Fund’s expenses by paying, if necessary, expenses normally payable by the Fund, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses) to maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 0.38% for Class A shares. It is expected that the expense limit will continue through the period ending February 28, 2017; however, Principal Funds, Inc. and Principal, the parties to the agreement, may mutually agree to terminate the expense limit prior to the end of the period.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - PFI Prospectus - Principal LifeTime 2010 Fund - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Principal Lifetime 2010 Fund, Class A [Member]	474	692	928	1,605
Principal Lifetime 2010 Fund, Class J [Member]	186	268	466	1,037
Principal Lifetime 2010 Fund, Institutional Class [Member]	65	205	357	798
Principal Lifetime 2010 Fund, Class R-1 [Member]	155	480	829	1,813
Principal Lifetime 2010 Fund, Class R-2 [Member]	142	440	761	1,669
Principal Lifetime 2010 Fund, Class R-3 [Member]	123	384	665	1,466
Principal Lifetime 2010 Fund, Class R-4 [Member]	104	325	563	1,248
Principal Lifetime 2010 Fund, Class R-5 [Member]	92	287	498	1,108

With respect to Class J shares, you would pay the following expenses if you did not redeem your shares (all other classes would be the same as in the above example):
Expense Example, No Redemption	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
PFI Prospectus | Principal LifeTime 2010 Fund | Principal Lifetime 2010 Fund, Class J [Member] | USD ($)	86	268	466	1,037

Portfolio Turnover
As a fund of funds, the Fund does not pay transaction costs, such as commissions, when it buys and sells shares of underlying funds (or “turns over” its portfolio). An underlying fund does pay transaction costs when it buys and sells portfolio securities, and a higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the examples, affect the performance of the underlying fund and the Fund. During its most recent fiscal year, the Fund's portfolio turnover rate was 32.7% of the average value of its portfolio.

Principal Investment Strategies
The Fund operates as a “target date fund” that invests according to an asset allocation strategy designed for investors having a retirement investment goal close to the year in the Fund’s name. The Fund's asset allocation will become more conservative over time as investment goals near (for example, retirement, which is assumed to begin at age 65) and investors become more risk-averse. The Fund is a fund of funds and invests in PFI Institutional Class shares. Its underlying funds consist of domestic and foreign equity funds, fixed-income funds, real asset funds, and other funds that aim to offer diversification beyond traditional equity and fixed-income securities. The Fund is managed by Principal Management Corporation (“Principal”); Principal has hired a sub-advisor, Principal Global Investors, LLC (“PGI”), to assist in managing the Fund.
Principal, with assistance from PGI, develops, implements and monitors the Fund's strategic or long-term asset class targets and target ranges, is also responsible for an active rebalancing strategy designed to identify asset classes that appear attractive over the short term and sets the percentage of Fund assets to be allocated to a particular asset class. Principal selects the underlying funds for each asset class and the target weights for each underlying fund. Principal, with assistance from PGI, may shift asset class targets in response to normal evaluative processes, the shortening time horizon of the Fund or changes in market forces or Fund circumstances. Principal may add, remove, or substitute underlying funds at any time.
In selecting underlying funds and target weights, Principal considers both quantitative measures (e.g., past performance, expected levels of risk and returns, expense levels, diversification and style consistency) and qualitative factors (e.g., organizational stability, investment experience, investment and risk management processes, and information, trading, and compliance systems). There are no minimum or maximum percentages of assets that the Fund must invest in a specific asset class or underlying fund.
The underlying funds invest in growth and value stocks of large market capitalization companies, fixed-income securities, domestic and foreign securities, securities denominated in foreign currencies, investment companies (including index funds), real estate securities, derivatives, mortgage-backed and asset-backed securities, and U.S. government and U.S. government-sponsored securities. The underlying funds engage in derivative transactions to gain exposure to a variety of securities or asset classes or attempt to reduce risk. A derivative is a financial arrangement, the value of which is derived from, or based on, a traditional security, asset, or market index. The underlying funds principally use futures, options, swaps (including, for example, credit default, interest rate, and currency swaps) and forwards.
Approximately 15 years after its target year, the Fund's underlying fund allocation is expected to match that of the Principal LifeTime Strategic Income Fund. At that time, the Fund may be combined with the Principal LifeTime Strategic Income Fund if the Board of Directors determines that the combination is in the best interests of Fund shareholders. It is expected that at the target date in the Fund’s name, the shareholder will begin gradually withdrawing the account's value.

Principal Risks
The broad diversification of the Fund is designed to cushion severe losses in any one investment sector and moderate overall price volatility. However, the Fund is subject to the particular risks of the underlying funds in the proportions in which the Fund invests in them, and its share prices will fluctuate as the prices of underlying fund shares rise or fall with changing market conditions. If you sell your shares when their value is less than the price you paid, you will lose money. The Fund operates as a fund of funds and thus bears both its own expenses and, indirectly, its proportionate share of the expenses of the underlying funds in which it invests. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund that are inherent in the fund of funds, in alphabetical order, are:
Asset Allocation Risk. A fund's selection and weighting of asset classes may cause it to underperform other funds with a similar investment objective.
Conflict of Interest Risk. The Advisor and its affiliates earn different fees from different underlying funds and may have an incentive to allocate more fund-of-fund assets to underlying funds from which they receive higher fees.
Fund of Funds Risk. The performance and risks of a fund of funds directly correspond to the performance and risks of the underlying funds in which the fund invests. Fund shareholders bear indirectly their proportionate share of the expenses of other investment companies in which the fund invests.
Target Date Fund Risk. A target date fund should not be selected based solely on age or retirement date because there is no guarantee that this fund will provide adequate income at or through retirement.
The principal risks of investing in the Fund that are inherent in the underlying funds, in alphabetical order, are:
Counterparty Risk. Counterparty risk is the risk that the counterparty to a contract or other obligation will be unable or unwilling to honor its obligations.
Derivatives Risk. Derivatives may not move in the direction anticipated by the portfolio manager. Transactions in derivatives may increase volatility, cause the liquidation of portfolio positions when not advantageous to do so and result in disproportionate losses that may be substantially greater than a fund's initial investment.

•
Credit Default Swaps. Credit default swap agreements involve specific risks because they may be difficult to value, are highly susceptible to liquidity and credit risk, and generally pay a return to the party that has paid the premium only in the event of an actual default by the issuer of the underlying obligation (as opposed to a credit downgrade or other indication of financial difficulty). Credit default swaps can increase credit risk because the fund has exposure to both the issuer of the referenced obligation and the counterparty to the credit default swap.

•
Futures. Futures involve specific risks, including: the imperfect correlation between the change in market value of the instruments held by the fund and the price of the future,; possible lack of a liquid secondary market for a future and the resulting inability to close a future when desired; counterparty risk; and if the fund has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements.

Emerging Markets Risk. Investments in emerging market countries may have more risk than those in developed market countries because the emerging markets are less developed and more illiquid. Emerging market countries can also be subject to increased social, economic, regulatory, and political uncertainties and can be extremely volatile.
Equity Securities Risk. The value of equity securities could decline if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment (such as market capitalization or style) may underperform other market segments or the equity markets as a whole.

•
Growth Stock Risk. If growth companies do not increase their earnings at a rate expected by investors, the market price of the stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can lessen price declines in market downturns.

•
Value Stock Risk. Value stocks may continue to be undervalued by the market for extended periods, including the entire period during which the stock is held by a fund, or the events that the portfolio manager believed would cause the stock price to increase may not occur as anticipated or at all. Moreover, a stock judged to be undervalued actually may be appropriately priced at a low level.

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income securities could default on its payment obligations.
Foreign Currency Risk. Risks of investing in securities denominated in, or that trade in, foreign (non-U.S.) currencies include changes in foreign exchange rates and foreign exchange restrictions.
Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).
Index Fund Risk. More likely than not, an index fund will underperform the index due to cashflows and the fees and expenses of the fund. The correlation between fund performance and index performance may also be affected by changes in securities markets, changes in the composition of the index and the timing of purchases and sales of fund shares.
Investment Company Securities Risk. Fund shareholders bear indirectly their proportionate share of the expenses of other investment companies in which the fund invests.
Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will be to changes in interest rates.
Real Estate Securities Risk. Real estate securities are subject to the risks associated with direct ownership of real estate, including declines in value, adverse economic conditions, increases in expenses, regulatory changes and environmental problems. Investing in securities of companies in the real estate industry, subjects a fund to the special risks associated with the real estate market including factors such as loss to casualty or condemnation, changes in real estate values, property taxes, interest rates, cash flow of underlying real estate assets, occupancy rates, government regulations affecting zoning, land use and rents, and the management skill and creditworthiness of the issuer.
Redemption Risk. A fund that serves as an underlying fund for a fund of funds is subject to certain risks. When a fund of funds reallocates or rebalances its investments, an underlying fund may experience relatively large redemptions or investments. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.
Securitized Products Risk. Unscheduled prepayments on mortgage-backed and asset-backed securities may have to be reinvested at lower rates. A reduction in prepayments may increase the effective maturities of these securities, exposing them to the risk of decline in market value over time (extension risk).
U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields from many other fixed-income securities.
U.S. Government-Sponsored Securities Risk. Securities issued by U.S. government-sponsored or -chartered enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and the Federal Home Loan Banks are not issued or guaranteed by the U.S. Treasury.

Performance
The following information provides some indication of the risks of investing in the Fund. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information by calling 1-800-222-5852 or online at:

•	For Classes A and J - www.principalfunds.com.

•	For Institutional Class and Classes R-1, R-2, R-3, R-4, and R-5 - www.principal.com.
The bar chart shows the investment returns of the Fund’s Class A shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). These annual returns do not reflect sales charges on Class A shares; if they did, results would be lower. The table shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare with those of one or more broad measures of market performance.

Total Returns as of December 31 (Class A shares)

Highest return for a quarter during the period of the bar chart above:	Q2 '09	13.95%
Lowest return for a quarter during the period of the bar chart above:	Q4 '08	(16.36)%

Average Annual Total Returns - PFI Prospectus - Principal LifeTime 2010 Fund	Label	1 Year	5 Years	10 Years
Principal Lifetime 2010 Fund, Class A [Member]	Class A Return Before Taxes	(5.14%)	4.28%	3.35%
Principal Lifetime 2010 Fund, Class A [Member] | After Taxes on Distributions	Class A Return After Taxes on Distributions	(6.37%)	3.49%	2.41%
Principal Lifetime 2010 Fund, Class A [Member] | After Taxes on Distributions and Sales	Class A Return After Taxes on Distribution and Sale of Fund Shares	(2.28%)	3.11%	2.35%
Principal Lifetime 2010 Fund, Class J [Member]	Class J Return Before Taxes	(2.19%)	5.15%	3.75%
Principal Lifetime 2010 Fund, Institutional Class [Member]	Institutional Class Return Before Taxes	(1.06%)	5.47%	4.16%
Principal Lifetime 2010 Fund, Class R-1 [Member]	Class R-1 Return Before Taxes	(1.86%)	4.55%	3.25%
Principal Lifetime 2010 Fund, Class R-2 [Member]	Class R-2 Return Before Taxes	(1.75%)	4.68%	3.38%
Principal Lifetime 2010 Fund, Class R-3 [Member]	Class R-3 Return Before Taxes	(1.55%)	4.87%	3.57%
Principal Lifetime 2010 Fund, Class R-4 [Member]	Class R-4 Return Before Taxes	(1.43%)	5.08%	3.77%
Principal Lifetime 2010 Fund, Class R-5 [Member]	Class R-5 Return Before Taxes	(1.28%)	5.21%	3.89%
S&P Target Date 2010 Index	S&P Target Date 2010 Index (reflects no deduction for fees, expenses, or taxes)	(0.21%)	5.10%	4.66%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A shares only and would be different for the other share classes.

PFI Prospectus | Principal LifeTime 2015 Fund [Member]
PRINCIPAL LIFETIME 2015 FUND
Objective:
The Fund seeks a total return consisting of long-term growth of capital and current income.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment):
Shareholder Fees	Shareholder Fee, Other PFI Prospectus Principal LifeTime 2015 Fund USD ($)
Principal LifeTime 2015 Fund, Institutional Class [Member]	none
Principal LifeTime 2015 Fund, Class R-1 [Member]	none
Principal LifeTime 2015 Fund, Class R-2 [Member]	none
Principal LifeTime 2015 Fund, Class R-3 [Member]	none
Principal LifeTime 2015 Fund, Class R-4 [Member]	none
Principal LifeTime 2015 Fund, Class R-5 [Member]	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - PFI Prospectus - Principal LifeTime 2015 Fund		Principal LifeTime 2015 Fund, Institutional Class [Member]	Principal LifeTime 2015 Fund, Class R-1 [Member]	Principal LifeTime 2015 Fund, Class R-2 [Member]	Principal LifeTime 2015 Fund, Class R-3 [Member]	Principal LifeTime 2015 Fund, Class R-4 [Member]	Principal LifeTime 2015 Fund, Class R-5 [Member]
Management Fees (as a percentage of Assets)	[1]	none	none	none	none	none	none
Distribution and Service (12b-1) Fees			0.35%	0.30%	0.25%	0.10%
Other Expenses (as a percentage of Assets):		0.01%	0.54%	0.46%	0.33%	0.29%	0.27%
Acquired Fund Fees and Expenses		0.66%	0.66%	0.66%	0.66%	0.66%	0.66%
Expenses (as a percentage of Assets)		0.67%	1.55%	1.42%	1.24%	1.05%	0.93%
[1]	Management Fees in the table have been restated to reflect current fees. Effective March 1, 2016, the Management Fees were reduced.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - PFI Prospectus - Principal LifeTime 2015 Fund - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Principal LifeTime 2015 Fund, Institutional Class [Member]	68	214	373	835
Principal LifeTime 2015 Fund, Class R-1 [Member]	158	490	845	1,845
Principal LifeTime 2015 Fund, Class R-2 [Member]	145	449	776	1,702
Principal LifeTime 2015 Fund, Class R-3 [Member]	126	393	681	1,500
Principal LifeTime 2015 Fund, Class R-4 [Member]	107	334	579	1,283
Principal LifeTime 2015 Fund, Class R-5 [Member]	95	296	515	1,143

Portfolio Turnover
As a fund of funds, the Fund does not pay transaction costs, such as commissions, when it buys and sells shares of underlying funds (or “turns over” its portfolio). An underlying fund does pay transaction costs when it buys and sells portfolio securities, and a higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the examples, affect the performance of the underlying fund and the Fund. During its most recent fiscal year, the Fund's portfolio turnover rate was 39.3% of the average value of its portfolio.

Principal Investment Strategies
The Fund operates as a “target date fund” that invests according to an asset allocation strategy designed for investors having a retirement investment goal close to the year in the Fund’s name. The Fund's asset allocation will become more conservative over time as investment goals near (for example, retirement, which is assumed to begin at age 65) and investors become more risk-averse. The Fund is a fund of funds and invests in PFI Institutional Class shares. Its underlying funds consist of domestic and foreign equity funds, fixed-income funds, real asset funds, and other funds that aim to offer diversification beyond traditional equity and fixed-income securities. The Fund is managed by Principal Management Corporation (“Principal”); Principal has hired a sub-advisor, Principal Global Investors, LLC (“PGI”), to assist in managing the Fund.
Principal, with assistance from PGI, develops, implements and monitors the Fund's strategic or long-term asset class targets and target ranges, is also responsible for an active rebalancing strategy designed to identify asset classes that appear attractive over the short term and sets the percentage of Fund assets to be allocated to a particular asset class. Principal selects the underlying funds for each asset class and the target weights for each underlying fund. Principal, with assistance from PGI, may shift asset class targets in response to normal evaluative processes, the shortening time horizon of the Fund or changes in market forces or Fund circumstances. Principal may add, remove, or substitute underlying funds at any time.
In selecting underlying funds and target weights, Principal considers both quantitative measures (e.g., past performance, expected levels of risk and returns, expense levels, diversification and style consistency) and qualitative factors (e.g., organizational stability, investment experience, investment and risk management processes, and information, trading, and compliance systems). There are no minimum or maximum percentages of assets that the Fund must invest in a specific asset class or underlying fund.
The underlying funds invest in growth and value stocks of large market capitalization companies, fixed-income securities, domestic and foreign (including those in emerging markets) securities, securities denominated in foreign currencies, investment companies (including index funds), real estate securities, derivatives, mortgage-backed and asset-backed securities, and U.S. government and U.S. government-sponsored securities. The underlying funds engage in derivative transactions to gain exposure to a variety of securities or asset classes or attempt to reduce risk. A derivative is a financial arrangement, the value of which is derived from, or based on, a traditional security, asset, or market index. The underlying funds principally use futures, options, swaps (including, for example, credit default, interest rate, and currency swaps) and forwards.
Approximately 15 years after its target year, the Fund's underlying fund allocation is expected to match that of the Principal LifeTime Strategic Income Fund. At that time, the Fund may be combined with the Principal LifeTime Strategic Income Fund if the Board of Directors determines that the combination is in the best interests of Fund shareholders. It is expected that at the target date in the Fund’s name, the shareholder will begin gradually withdrawing the account's value.

Principal Risks
The broad diversification of the Fund is designed to cushion severe losses in any one investment sector and moderate overall price volatility. However, the Fund is subject to the particular risks of the underlying funds in the proportions in which the Fund invests in them, and its share prices will fluctuate as the prices of underlying fund shares rise or fall with changing market conditions. If you sell your shares when their value is less than the price you paid, you will lose money. The Fund operates as a fund of funds and thus bears both its own expenses and, indirectly, its proportionate share of the expenses of the underlying funds in which it invests. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund that are inherent in the fund of funds, in alphabetical order, are:
Asset Allocation Risk. A fund's selection and weighting of asset classes may cause it to underperform other funds with a similar investment objective.
Conflict of Interest Risk. The Advisor and its affiliates earn different fees from different underlying funds and may have an incentive to allocate more fund-of-fund assets to underlying funds from which they receive higher fees.
Fund of Funds Risk. The performance and risks of a fund of funds directly correspond to the performance and risks of the underlying funds in which the fund invests. Fund shareholders bear indirectly their proportionate share of the expenses of other investment companies in which the fund invests.
Target Date Fund Risk. A target date fund should not be selected based solely on age or retirement date because there is no guarantee that this fund will provide adequate income at or through retirement.
The principal risks of investing in the Fund that are inherent in the underlying funds, in alphabetical order, are:
Counterparty Risk. Counterparty risk is the risk that the counterparty to a contract or other obligation will be unable or unwilling to honor its obligations.
Derivatives Risk. Derivatives may not move in the direction anticipated by the portfolio manager. Transactions in derivatives may increase volatility, cause the liquidation of portfolio positions when not advantageous to do so and result in disproportionate losses that may be substantially greater than a fund's initial investment.

•
Credit Default Swaps. Credit default swap agreements involve specific risks because they may be difficult to value, are highly susceptible to liquidity and credit risk, and generally pay a return to the party that has paid the premium only in the event of an actual default by the issuer of the underlying obligation (as opposed to a credit downgrade or other indication of financial difficulty). Credit default swaps can increase credit risk because the fund has exposure to both the issuer of the referenced obligation and the counterparty to the credit default swap.

•
Futures. Futures involve specific risks, including: the imperfect correlation between the change in market value of the instruments held by the fund and the price of the future,; possible lack of a liquid secondary market for a future and the resulting inability to close a future when desired; counterparty risk; and if the fund has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements.

Emerging Markets Risk. Investments in emerging market countries may have more risk than those in developed market countries because the emerging markets are less developed and more illiquid. Emerging market countries can also be subject to increased social, economic, regulatory, and political uncertainties and can be extremely volatile.
Equity Securities Risk. The value of equity securities could decline if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment (such as market capitalization or style) may underperform other market segments or the equity markets as a whole.

•
Growth Stock Risk. If growth companies do not increase their earnings at a rate expected by investors, the market price of the stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can lessen price declines in market downturns.

•
Value Stock Risk. Value stocks may continue to be undervalued by the market for extended periods, including the entire period during which the stock is held by a fund, or the events that the portfolio manager believed would cause the stock price to increase may not occur as anticipated or at all. Moreover, a stock judged to be undervalued actually may be appropriately priced at a low level.

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income securities could default on its payment obligations.
Foreign Currency Risk. Risks of investing in securities denominated in, or that trade in, foreign (non-U.S.) currencies include changes in foreign exchange rates and foreign exchange restrictions.
Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).
Index Fund Risk. More likely than not, an index fund will underperform the index due to cashflows and the fees and expenses of the fund. The correlation between fund performance and index performance may also be affected by changes in securities markets, changes in the composition of the index and the timing of purchases and sales of fund shares.
Investment Company Securities Risk. Fund shareholders bear indirectly their proportionate share of the expenses of other investment companies in which the fund invests.
Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will be to changes in interest rates.
Real Estate Securities Risk. Real estate securities are subject to the risks associated with direct ownership of real estate, including declines in value, adverse economic conditions, increases in expenses, regulatory changes and environmental problems. Investing in securities of companies in the real estate industry, subjects a fund to the special risks associated with the real estate market including factors such as loss to casualty or condemnation, changes in real estate values, property taxes, interest rates, cash flow of underlying real estate assets, occupancy rates, government regulations affecting zoning, land use and rents, and the management skill and creditworthiness of the issuer.
Redemption Risk. A fund that serves as an underlying fund for a fund of funds is subject to certain risks. When a fund of funds reallocates or rebalances its investments, an underlying fund may experience relatively large redemptions or investments. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.
Securitized Products Risk. Unscheduled prepayments on mortgage-backed and asset-backed securities may have to be reinvested at lower rates. A reduction in prepayments may increase the effective maturities of these securities, exposing them to the risk of decline in market value over time (extension risk).
U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields from many other fixed-income securities.
U.S. Government-Sponsored Securities Risk. Securities issued by U.S. government-sponsored or -chartered enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and the Federal Home Loan Banks are not issued or guaranteed by the U.S. Treasury.

Performance
The following information provides some indication of the risks of investing in the Fund. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information by calling 1-800-222-5852 or online at www.principal.com.
The bar chart shows the investment returns of the Fund’s Institutional Class shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). The table shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare with those of one or more broad measures of market performance.
Life of Fund results are measured from the date the Fund's shares were first sold (February 29, 2008).

Total Returns as of December 31 (Institutional Class shares)

Highest return for a quarter during the period of the bar chart above:	Q3 '09	14.34%
Lowest return for a quarter during the period of the bar chart above:	Q3 '11	(10.77)%

Average Annual Total Returns - PFI Prospectus - Principal LifeTime 2015 Fund	Label	1 Year	5 Years	Since Inception	Inception Date
Principal LifeTime 2015 Fund, Institutional Class [Member]	Institutional Class Return Before Taxes	(1.18%)	5.92%	4.35%	Feb. 29, 2008
Principal LifeTime 2015 Fund, Institutional Class [Member] | After Taxes on Distributions	Institutional Class Return After Taxes on Distributions	(3.38%)	4.34%	3.05%	Feb. 29, 2008
Principal LifeTime 2015 Fund, Institutional Class [Member] | After Taxes on Distributions and Sales	Institutional Class Return After Taxes on Distribution and Sale of Fund Shares	0.67%	4.35%	3.14%	Feb. 29, 2008
Principal LifeTime 2015 Fund, Class R-1 [Member]	Class R-1 Return Before Taxes	(2.03%)	4.98%	3.38%	Feb. 29, 2008
Principal LifeTime 2015 Fund, Class R-2 [Member]	Class R-2 Return Before Taxes	(1.91%)	5.13%	3.53%	Feb. 29, 2008
Principal LifeTime 2015 Fund, Class R-3 [Member]	Class R-3 Return Before Taxes	(1.74%)	5.31%	3.70%	Feb. 29, 2008
Principal LifeTime 2015 Fund, Class R-4 [Member]	Class R-4 Return Before Taxes	(1.50%)	5.51%	3.91%	Feb. 29, 2008
Principal LifeTime 2015 Fund, Class R-5 [Member]	Class R-5 Return Before Taxes	(1.46%)	5.64%	4.02%	Feb. 29, 2008
S&P Target Date 2015 Index	S&P Target Date 2015 Index (reflects no deduction for fees, expenses, or taxes)	(0.16%)	5.76%	4.68%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Institutional Class shares only and would be different for the other share classes.

PFI Prospectus | Principal LifeTime 2020 Fund [Member]
PRINCIPAL LIFETIME 2020 FUND
Objective:
The Fund seeks a total return consisting of long-term growth of capital and current income.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A Shares of Principal Funds, Inc. More information about these and other discounts is available from your financial professional and in “Choosing a Share Class and The Costs of Investing” beginning on page 398 of the Fund’s prospectus and “Multiple Class Structure” beginning on page 6 of the Fund’s Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - PFI Prospectus - Principal LifeTime 2020 Fund	Principal LifeTime 2020 Fund, Class A [Member]	Principal LifeTime 2020 Fund, Class J [Member]	Principal LifeTime 2020 Fund, Institutional Class [Member]	Principal LifeTime 2020 Fund, Class R-1 [Member]	Principal LifeTime 2020 Fund, Class R-2 [Member]	Principal LifeTime 2020 Fund, Class R-3 [Member]	Principal LifeTime 2020 Fund, Class R-4 [Member]	Principal LifeTime 2020 Fund, Class R-5 [Member]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	5.50%	none	none	none	none	none	none	none
Maximum Deferred Sales Charge (as a percentage)	1.00%	1.00%	none	none	none	none	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - PFI Prospectus - Principal LifeTime 2020 Fund		Principal LifeTime 2020 Fund, Class A [Member]	Principal LifeTime 2020 Fund, Class J [Member]		Principal LifeTime 2020 Fund, Institutional Class [Member]	Principal LifeTime 2020 Fund, Class R-1 [Member]	Principal LifeTime 2020 Fund, Class R-2 [Member]	Principal LifeTime 2020 Fund, Class R-3 [Member]	Principal LifeTime 2020 Fund, Class R-4 [Member]	Principal LifeTime 2020 Fund, Class R-5 [Member]
Management Fees (as a percentage of Assets)	[1]	none	none		none	none	none	none	none	none
Distribution and Service (12b-1) Fees		0.25%	0.15%	[2]		0.35%	0.30%	0.25%	0.10%
Other Expenses (as a percentage of Assets):		0.15%	0.06%		0.01%	0.53%	0.45%	0.32%	0.28%	0.26%
Acquired Fund Fees and Expenses		0.68%	0.68%		0.68%	0.68%	0.68%	0.68%	0.68%	0.68%
Expenses (as a percentage of Assets)		1.08%	0.89%		0.69%	1.56%	1.43%	1.25%	1.06%	0.94%
Fee Waiver or Reimbursement	[3]	(0.02%)
Net Expenses (as a percentage of Assets)		1.06%	0.89%		0.69%	1.56%	1.43%	1.25%	1.06%	0.94%
[1]	Management Fees in the table have been restated to reflect current fees. Effective March 1, 2016, the Management Fees were reduced.
[2]	Expense information in the table has been restated to reflect current fees. Effective December 31, 2015, the Distribution and/or Service (12b-1) Fees for Class J shares were reduced.
[3]	Principal Management Corporation ("Principal"), the investment advisor, has contractually agreed to limit the Fund’s expenses by paying, if necessary, expenses normally payable by the Fund, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses) to maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 0.38% for Class A shares. It is expected that the expense limit will continue through the period ending February 28, 2017; however, Principal Funds, Inc. and Principal, the parties to the agreement, may mutually agree to terminate the expense limit prior to the end of the period.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - PFI Prospectus - Principal LifeTime 2020 Fund - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Principal LifeTime 2020 Fund, Class A [Member]	652	872	1,111	1,793
Principal LifeTime 2020 Fund, Class J [Member]	191	284	493	1,096
Principal LifeTime 2020 Fund, Institutional Class [Member]	70	221	384	859
Principal LifeTime 2020 Fund, Class R-1 [Member]	159	493	850	1,856
Principal LifeTime 2020 Fund, Class R-2 [Member]	146	452	782	1,713
Principal LifeTime 2020 Fund, Class R-3 [Member]	127	397	686	1,511
Principal LifeTime 2020 Fund, Class R-4 [Member]	108	337	585	1,294
Principal LifeTime 2020 Fund, Class R-5 [Member]	96	300	520	1,155

With respect to Class J shares, you would pay the following expenses if you did not redeem your shares (all other classes would be the same as in the above example):
Expense Example, No Redemption	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
PFI Prospectus | Principal LifeTime 2020 Fund | Principal LifeTime 2020 Fund, Class J [Member] | USD ($)	91	284	493	1,096

Portfolio Turnover
As a fund of funds, the Fund does not pay transaction costs, such as commissions, when it buys and sells shares of underlying funds (or “turns over” its portfolio). An underlying fund does pay transaction costs when it buys and sells portfolio securities, and a higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the examples, affect the performance of the underlying fund and the Fund. During its most recent fiscal year, the Fund's portfolio turnover rate was 33.5% of the average value of its portfolio.

Principal Investment Strategies
The Fund operates as a “target date fund” that invests according to an asset allocation strategy designed for investors having a retirement investment goal close to the year in the Fund’s name. The Fund's asset allocation will become more conservative over time as investment goals near (for example, retirement, which is assumed to begin at age 65) and investors become more risk-averse. The Fund is a fund of funds and invests in PFI Institutional Class shares. Its underlying funds consist of domestic and foreign equity funds, fixed-income funds, real asset funds, and other funds that aim to offer diversification beyond traditional equity and fixed-income securities. The Fund is managed by Principal Management Corporation (“Principal”); Principal has hired a sub-advisor, Principal Global Investors, LLC (“PGI”), to assist in managing the Fund.
Principal, with assistance from PGI, develops, implements and monitors the Fund's strategic or long-term asset class targets and target ranges, is also responsible for an active rebalancing strategy designed to identify asset classes that appear attractive over the short term and sets the percentage of Fund assets to be allocated to a particular asset class. Principal selects the underlying funds for each asset class and the target weights for each underlying fund. Principal, with assistance from PGI, may shift asset class targets in response to normal evaluative processes, the shortening time horizon of the Fund or changes in market forces or Fund circumstances. Principal may add, remove, or substitute underlying funds at any time.
In selecting underlying funds and target weights, Principal considers both quantitative measures (e.g., past performance, expected levels of risk and returns, expense levels, diversification and style consistency) and qualitative factors (e.g., organizational stability, investment experience, investment and risk management processes, and information, trading, and compliance systems). There are no minimum or maximum percentages of assets that the Fund must invest in a specific asset class or underlying fund.
The underlying funds invest in growth and value stocks of small, medium, and large market capitalization companies, fixed-income securities, domestic and foreign (including those in emerging markets) securities, securities denominated in foreign currencies, investment companies (including index funds), real estate securities, derivatives, and U.S. government and U.S. government-sponsored securities. The underlying funds engage in derivative transactions to gain exposure to a variety of securities or asset classes or attempt to reduce risk. A derivative is a financial arrangement, the value of which is derived from, or based on, a traditional security, asset, or market index. The underlying funds principally use futures, options, swaps (including, for example, credit default, interest rate, and currency swaps) and forwards.
Approximately 15 years after its target year, the Fund's underlying fund allocation is expected to match that of the Principal LifeTime Strategic Income Fund. At that time, the Fund may be combined with the Principal LifeTime Strategic Income Fund if the Board of Directors determines that the combination is in the best interests of Fund shareholders. It is expected that at the target date in the Fund’s name, the shareholder will begin gradually withdrawing the account's value.

Principal Risks
The broad diversification of the Fund is designed to cushion severe losses in any one investment sector and moderate overall price volatility. However, the Fund is subject to the particular risks of the underlying funds in the proportions in which the Fund invests in them, and its share prices will fluctuate as the prices of underlying fund shares rise or fall with changing market conditions. If you sell your shares when their value is less than the price you paid, you will lose money. The Fund operates as a fund of funds and thus bears both its own expenses and, indirectly, its proportionate share of the expenses of the underlying funds in which it invests. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund that are inherent in the fund of funds, in alphabetical order, are:
Asset Allocation Risk. A fund's selection and weighting of asset classes may cause it to underperform other funds with a similar investment objective.
Conflict of Interest Risk. The Advisor and its affiliates earn different fees from different underlying funds and may have an incentive to allocate more fund-of-fund assets to underlying funds from which they receive higher fees.
Fund of Funds Risk. The performance and risks of a fund of funds directly correspond to the performance and risks of the underlying funds in which the fund invests. Fund shareholders bear indirectly their proportionate share of the expenses of other investment companies in which the fund invests.
Target Date Fund Risk. A target date fund should not be selected based solely on age or retirement date because there is no guarantee that this fund will provide adequate income at or through retirement.
The principal risks of investing in the Fund that are inherent in the underlying funds, in alphabetical order, are:
Counterparty Risk. Counterparty risk is the risk that the counterparty to a contract or other obligation will be unable or unwilling to honor its obligations.
Derivatives Risk. Derivatives may not move in the direction anticipated by the portfolio manager. Transactions in derivatives may increase volatility, cause the liquidation of portfolio positions when not advantageous to do so and result in disproportionate losses that may be substantially greater than a fund's initial investment.

•
Credit Default Swaps. Credit default swap agreements involve specific risks because they may be difficult to value, are highly susceptible to liquidity and credit risk, and generally pay a return to the party that has paid the premium only in the event of an actual default by the issuer of the underlying obligation (as opposed to a credit downgrade or other indication of financial difficulty). Credit default swaps can increase credit risk because the fund has exposure to both the issuer of the referenced obligation and the counterparty to the credit default swap.

•
Futures. Futures involve specific risks, including: the imperfect correlation between the change in market value of the instruments held by the fund and the price of the future,; possible lack of a liquid secondary market for a future and the resulting inability to close a future when desired; counterparty risk; and if the fund has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements.

Emerging Markets Risk. Investments in emerging market countries may have more risk than those in developed market countries because the emerging markets are less developed and more illiquid. Emerging market countries can also be subject to increased social, economic, regulatory, and political uncertainties and can be extremely volatile.
Equity Securities Risk. The value of equity securities could decline if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment (such as market capitalization or style) may underperform other market segments or the equity markets as a whole.

•
Growth Stock Risk. If growth companies do not increase their earnings at a rate expected by investors, the market price of the stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can lessen price declines in market downturns.

•
Small and Medium Market Capitalization Companies. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.

•
Value Stock Risk. Value stocks may continue to be undervalued by the market for extended periods, including the entire period during which the stock is held by a fund, or the events that the portfolio manager believed would cause the stock price to increase may not occur as anticipated or at all. Moreover, a stock judged to be undervalued actually may be appropriately priced at a low level.

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income securities could default on its payment obligations.
Foreign Currency Risk. Risks of investing in securities denominated in, or that trade in, foreign (non-U.S.) currencies include changes in foreign exchange rates and foreign exchange restrictions.
Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).
Index Fund Risk. More likely than not, an index fund will underperform the index due to cashflows and the fees and expenses of the fund. The correlation between fund performance and index performance may also be affected by changes in securities markets, changes in the composition of the index and the timing of purchases and sales of fund shares.
Investment Company Securities Risk. Fund shareholders bear indirectly their proportionate share of the expenses of other investment companies in which the fund invests.
Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will be to changes in interest rates.
Real Estate Securities Risk. Real estate securities are subject to the risks associated with direct ownership of real estate, including declines in value, adverse economic conditions, increases in expenses, regulatory changes and environmental problems. Investing in securities of companies in the real estate industry, subjects a fund to the special risks associated with the real estate market including factors such as loss to casualty or condemnation, changes in real estate values, property taxes, interest rates, cash flow of underlying real estate assets, occupancy rates, government regulations affecting zoning, land use and rents, and the management skill and creditworthiness of the issuer.
Redemption Risk. A fund that serves as an underlying fund for a fund of funds is subject to certain risks. When a fund of funds reallocates or rebalances its investments, an underlying fund may experience relatively large redemptions or investments. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.
U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields from many other fixed-income securities.
U.S. Government-Sponsored Securities Risk. Securities issued by U.S. government-sponsored or -chartered enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and the Federal Home Loan Banks are not issued or guaranteed by the U.S. Treasury.

Performance
The following information provides some indication of the risks of investing in the Fund. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information by calling 1-800-222-5852 or online at:

•	For Classes A and J - www.principalfunds.com.

•	For Institutional Class and Classes R-1, R-2, R-3, R-4, and R-5 - www.principal.com.
The bar chart shows the investment returns of the Fund’s Class A shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). These annual returns do not reflect sales charges on Class A shares; if they did, results would be lower. The table shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare with those of one or more broad measures of market performance.

Total Returns as of December 31 (Class A shares)

Highest return for a quarter during the period of the bar chart above:	Q2 '09	15.99%
Lowest return for a quarter during the period of the bar chart above:	Q4 '08	(18.46)%

Average Annual Total Returns - PFI Prospectus - Principal LifeTime 2020 Fund	Label	1 Year	5 Years	10 Years
Principal LifeTime 2020 Fund, Class A [Member]	Class A Return Before Taxes	(6.96%)	4.96%	3.82%
Principal LifeTime 2020 Fund, Class A [Member] | After Taxes on Distributions	Class A Return After Taxes on Distributions	(8.83%)	3.82%	2.77%
Principal LifeTime 2020 Fund, Class A [Member] | After Taxes on Distributions and Sales	Class A Return After Taxes on Distribution and Sale of Fund Shares	(2.68%)	3.67%	2.79%
Principal LifeTime 2020 Fund, Class J [Member]	Class J Return Before Taxes	(2.33%)	6.21%	4.40%
Principal LifeTime 2020 Fund, Institutional Class [Member]	Institutional Class Return Before Taxes	(1.17%)	6.53%	4.82%
Principal LifeTime 2020 Fund, Class R-1 [Member]	Class R-1 Return Before Taxes	(2.00%)	5.61%	3.91%
Principal LifeTime 2020 Fund, Class R-2 [Member]	Class R-2 Return Before Taxes	(1.85%)	5.74%	4.04%
Principal LifeTime 2020 Fund, Class R-3 [Member]	Class R-3 Return Before Taxes	(1.67%)	5.95%	4.23%
Principal LifeTime 2020 Fund, Class R-4 [Member]	Class R-4 Return Before Taxes	(1.50%)	6.14%	4.43%
Principal LifeTime 2020 Fund, Class R-5 [Member]	Class R-5 Return Before Taxes	(1.38%)	6.27%	4.55%
S&P Target Date 2020 Index	S&P Target Date 2020 Index (reflects no deduction for fees, expenses, or taxes)	(0.19%)	6.30%	5.24%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A shares only and would be different for the other share classes.

PFI Prospectus | Principal LifeTime 2025 Fund [Member]
PRINCIPAL LIFETIME 2025 FUND
Objective:
The Fund seeks a total return consisting of long-term growth of capital and current income.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment):
Shareholder Fees	Shareholder Fee, Other PFI Prospectus Principal LifeTime 2025 Fund USD ($)
Principal LifeTime 2025 Fund, Institutional Class [Member]	none
Principal LifeTime 2025 Fund, Class R-1 [Member]	none
Principal LifeTime 2025 Fund, Class R-2 [Member]	none
Principal LifeTime 2025 Fund, Class R-3 [Member]	none
Principal LifeTime 2025 Fund, Class R-4 [Member]	none
Principal LifeTime 2025 Fund, Class R-5 [Member]	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - PFI Prospectus - Principal LifeTime 2025 Fund		Principal LifeTime 2025 Fund, Institutional Class [Member]	Principal LifeTime 2025 Fund, Class R-1 [Member]	Principal LifeTime 2025 Fund, Class R-2 [Member]	Principal LifeTime 2025 Fund, Class R-3 [Member]	Principal LifeTime 2025 Fund, Class R-4 [Member]	Principal LifeTime 2025 Fund, Class R-5 [Member]
Management Fees (as a percentage of Assets)	[1]	none	none	none	none	none	none
Distribution and Service (12b-1) Fees			0.35%	0.30%	0.25%	0.10%
Other Expenses (as a percentage of Assets):		0.01%	0.53%	0.45%	0.32%	0.28%	0.26%
Acquired Fund Fees and Expenses		0.70%	0.70%	0.70%	0.70%	0.70%	0.70%
Expenses (as a percentage of Assets)		0.71%	1.58%	1.45%	1.27%	1.08%	0.96%
[1]	Management Fees in the table have been restated to reflect current fees. Effective March 1, 2016, the Management Fees were reduced.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - PFI Prospectus - Principal LifeTime 2025 Fund - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Principal LifeTime 2025 Fund, Institutional Class [Member]	73	227	395	883
Principal LifeTime 2025 Fund, Class R-1 [Member]	161	499	860	1,878
Principal LifeTime 2025 Fund, Class R-2 [Member]	148	459	792	1,735
Principal LifeTime 2025 Fund, Class R-3 [Member]	129	403	697	1,534
Principal LifeTime 2025 Fund, Class R-4 [Member]	110	343	595	1,317
Principal LifeTime 2025 Fund, Class R-5 [Member]	98	306	531	1,178

Portfolio Turnover
As a fund of funds, the Fund does not pay transaction costs, such as commissions, when it buys and sells shares of underlying funds (or “turns over” its portfolio). An underlying fund does pay transaction costs when it buys and sells portfolio securities, and a higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the examples, affect the performance of the underlying fund and the Fund. During its most recent fiscal year, the Fund's portfolio turnover rate was 49.9% of the average value of its portfolio.

Principal Investment Strategies
The Fund operates as a “target date fund” that invests according to an asset allocation strategy designed for investors having a retirement investment goal close to the year in the Fund’s name. The Fund's asset allocation will become more conservative over time as investment goals near (for example, retirement, which is assumed to begin at age 65) and investors become more risk-averse. The Fund is a fund of funds and invests in PFI Institutional Class shares. Its underlying funds consist of domestic and foreign equity funds, fixed-income funds, real asset funds, and other funds that aim to offer diversification beyond traditional equity and fixed-income securities. The Fund is managed by Principal Management Corporation (“Principal”); Principal has hired a sub-advisor, Principal Global Investors, LLC (“PGI”), to assist in managing the Fund.
Principal, with assistance from PGI, develops, implements and monitors the Fund's strategic or long-term asset class targets and target ranges, is also responsible for an active rebalancing strategy designed to identify asset classes that appear attractive over the short term and sets the percentage of Fund assets to be allocated to a particular asset class. Principal selects the underlying funds for each asset class and the target weights for each underlying fund. Principal, with assistance from PGI, may shift asset class targets in response to normal evaluative processes, the shortening time horizon of the Fund or changes in market forces or Fund circumstances. Principal may add, remove, or substitute underlying funds at any time.
In selecting underlying funds and target weights, Principal considers both quantitative measures (e.g., past performance, expected levels of risk and returns, expense levels, diversification and style consistency) and qualitative factors (e.g., organizational stability, investment experience, investment and risk management processes, and information, trading, and compliance systems). There are no minimum or maximum percentages of assets that the Fund must invest in a specific asset class or underlying fund.
The underlying funds invest in growth and value stocks of small, medium, and large market capitalization companies, fixed-income securities, domestic and foreign (including those in emerging markets) securities, securities denominated in foreign currencies, investment companies (including index funds), real estate securities, derivatives, and U.S. government and U.S. government-sponsored securities. The underlying funds engage in derivative transactions to gain exposure to a variety of securities or asset classes or attempt to reduce risk. A derivative is a financial arrangement, the value of which is derived from, or based on, a traditional security, asset, or market index. The underlying funds principally use futures, options, swaps (including, for example, credit default, interest rate, and currency swaps) and forwards.
Approximately 15 years after its target year, the Fund's underlying fund allocation is expected to match that of the Principal LifeTime Strategic Income Fund. At that time, the Fund may be combined with the Principal LifeTime Strategic Income Fund if the Board of Directors determines that the combination is in the best interests of Fund shareholders. It is expected that at the target date in the Fund’s name, the shareholder will begin gradually withdrawing the account's value.

Principal Risks
The broad diversification of the Fund is designed to cushion severe losses in any one investment sector and moderate overall price volatility. However, the Fund is subject to the particular risks of the underlying funds in the proportions in which the Fund invests in them, and its share prices will fluctuate as the prices of underlying fund shares rise or fall with changing market conditions. If you sell your shares when their value is less than the price you paid, you will lose money. The Fund operates as a fund of funds and thus bears both its own expenses and, indirectly, its proportionate share of the expenses of the underlying funds in which it invests. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund that are inherent in the fund of funds, in alphabetical order, are:
Asset Allocation Risk. A fund's selection and weighting of asset classes may cause it to underperform other funds with a similar investment objective.
Conflict of Interest Risk. The Advisor and its affiliates earn different fees from different underlying funds and may have an incentive to allocate more fund-of-fund assets to underlying funds from which they receive higher fees.
Fund of Funds Risk. The performance and risks of a fund of funds directly correspond to the performance and risks of the underlying funds in which the fund invests. Fund shareholders bear indirectly their proportionate share of the expenses of other investment companies in which the fund invests.
Target Date Fund Risk. A target date fund should not be selected based solely on age or retirement date because there is no guarantee that this fund will provide adequate income at or through retirement.
The principal risks of investing in the Fund that are inherent in the underlying funds, in alphabetical order, are:
Counterparty Risk. Counterparty risk is the risk that the counterparty to a contract or other obligation will be unable or unwilling to honor its obligations.
Derivatives Risk. Derivatives may not move in the direction anticipated by the portfolio manager. Transactions in derivatives may increase volatility, cause the liquidation of portfolio positions when not advantageous to do so and result in disproportionate losses that may be substantially greater than a fund's initial investment.

•
Credit Default Swaps. Credit default swap agreements involve specific risks because they may be difficult to value, are highly susceptible to liquidity and credit risk, and generally pay a return to the party that has paid the premium only in the event of an actual default by the issuer of the underlying obligation (as opposed to a credit downgrade or other indication of financial difficulty). Credit default swaps can increase credit risk because the fund has exposure to both the issuer of the referenced obligation and the counterparty to the credit default swap.

•
Futures. Futures involve specific risks, including: the imperfect correlation between the change in market value of the instruments held by the fund and the price of the future,; possible lack of a liquid secondary market for a future and the resulting inability to close a future when desired; counterparty risk; and if the fund has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements.

Emerging Markets Risk. Investments in emerging market countries may have more risk than those in developed market countries because the emerging markets are less developed and more illiquid. Emerging market countries can also be subject to increased social, economic, regulatory, and political uncertainties and can be extremely volatile.
Equity Securities Risk. The value of equity securities could decline if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment (such as market capitalization or style) may underperform other market segments or the equity markets as a whole.

•
Growth Stock Risk. If growth companies do not increase their earnings at a rate expected by investors, the market price of the stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can lessen price declines in market downturns.

•
Small and Medium Market Capitalization Companies. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.

•
Value Stock Risk. Value stocks may continue to be undervalued by the market for extended periods, including the entire period during which the stock is held by a fund, or the events that the portfolio manager believed would cause the stock price to increase may not occur as anticipated or at all. Moreover, a stock judged to be undervalued actually may be appropriately priced at a low level.

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income securities could default on its payment obligations.
Foreign Currency Risk. Risks of investing in securities denominated in, or that trade in, foreign (non-U.S.) currencies include changes in foreign exchange rates and foreign exchange restrictions.
Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).
Index Fund Risk. More likely than not, an index fund will underperform the index due to cashflows and the fees and expenses of the fund. The correlation between fund performance and index performance may also be affected by changes in securities markets, changes in the composition of the index and the timing of purchases and sales of fund shares.
Investment Company Securities Risk. Fund shareholders bear indirectly their proportionate share of the expenses of other investment companies in which the fund invests.
Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will be to changes in interest rates.
Real Estate Securities Risk. Real estate securities are subject to the risks associated with direct ownership of real estate, including declines in value, adverse economic conditions, increases in expenses, regulatory changes and environmental problems. Investing in securities of companies in the real estate industry, subjects a fund to the special risks associated with the real estate market including factors such as loss to casualty or condemnation, changes in real estate values, property taxes, interest rates, cash flow of underlying real estate assets, occupancy rates, government regulations affecting zoning, land use and rents, and the management skill and creditworthiness of the issuer.
Redemption Risk. A fund that serves as an underlying fund for a fund of funds is subject to certain risks. When a fund of funds reallocates or rebalances its investments, an underlying fund may experience relatively large redemptions or investments. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.
U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields from many other fixed-income securities.
U.S. Government-Sponsored Securities Risk. Securities issued by U.S. government-sponsored or -chartered enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and the Federal Home Loan Banks are not issued or guaranteed by the U.S. Treasury.

Performance
The following information provides some indication of the risks of investing in the Fund. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information by calling 1-800-222-5852 or online at www.principal.com.
The bar chart shows the investment returns of the Fund’s Institutional Class shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). The table shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare with those of one or more broad measures of market performance.
Life of Fund results are measured from the date the Fund's shares were first sold (February 29, 2008).

Total Returns as of December 31 (Institutional Class shares)

Highest return for a quarter during the period of the bar chart above:	Q2 '09	15.65%
Lowest return for a quarter during the period of the bar chart above:	Q3 '11	(13.65)%

Average Annual Total Returns - PFI Prospectus - Principal LifeTime 2025 Fund	Label	1 Year	5 Years	Since Inception	Inception Date
Principal LifeTime 2025 Fund, Institutional Class [Member]	Institutional Class Return Before Taxes	(1.17%)	6.83%	4.67%	Feb. 29, 2008
Principal LifeTime 2025 Fund, Institutional Class [Member] | After Taxes on Distributions	Institutional Class Return After Taxes on Distributions	(3.31%)	5.31%	3.46%	Feb. 29, 2008
Principal LifeTime 2025 Fund, Institutional Class [Member] | After Taxes on Distributions and Sales	Institutional Class Return After Taxes on Distribution and Sale of Fund Shares	0.74%	5.12%	3.45%	Feb. 29, 2008
Principal LifeTime 2025 Fund, Class R-1 [Member]	Class R-1 Return Before Taxes	(2.00%)	5.91%	3.76%	Feb. 29, 2008
Principal LifeTime 2025 Fund, Class R-2 [Member]	Class R-2 Return Before Taxes	(1.89%)	6.05%	3.90%	Feb. 29, 2008
Principal LifeTime 2025 Fund, Class R-3 [Member]	Class R-3 Return Before Taxes	(1.70%)	6.24%	4.07%	Feb. 29, 2008
Principal LifeTime 2025 Fund, Class R-4 [Member]	Class R-4 Return Before Taxes	(1.56%)	6.45%	4.28%	Feb. 29, 2008
Principal LifeTime 2025 Fund, Class R-5 [Member]	Class R-5 Return Before Taxes	(1.44%)	6.57%	4.40%	Feb. 29, 2008
S&P Target Date 2025 Index	S&P Target Date 2025 Index (reflects no deduction for fees, expenses, or taxes)	(0.25%)	6.69%	5.10%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Institutional Class shares only and would be different for the other share classes.

PFI Prospectus | Principal LifeTime 2030 Fund [Member]
PRINCIPAL LIFETIME 2030 FUND
Objective:
The Fund seeks a total return consisting of long-term growth of capital and current income.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A Shares of Principal Funds, Inc. More information about these and other discounts is available from your financial professional and in “Choosing a Share Class and The Costs of Investing” beginning on page 398 of the Fund’s prospectus and “Multiple Class Structure” beginning on page 6 of the Fund’s Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - PFI Prospectus - Principal LifeTime 2030 Fund	Principal LifeTime 2030 Fund, Class A [Member]	Principal LifeTime 2030 Fund, Class J [Member]	Principal LifeTime 2030 Fund, Institutional Class [Member]	Principal LifeTime 2030 Fund, Class R-1 [Member]	Principal LifeTime 2030 Fund, Class R-2 [Member]	Principal LifeTime 2030 Fund, Class R-3, [Member]	Principal LifeTime 2030 Fund, Class R-4 [Member]	Principal LifeTime 2030 Fund, Class R-5 [Member]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	5.50%	none	none	none	none	none	none	none
Maximum Deferred Sales Charge (as a percentage)	1.00%	1.00%	none	none	none	none	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - PFI Prospectus - Principal LifeTime 2030 Fund		Principal LifeTime 2030 Fund, Class A [Member]	Principal LifeTime 2030 Fund, Class J [Member]		Principal LifeTime 2030 Fund, Institutional Class [Member]	Principal LifeTime 2030 Fund, Class R-1 [Member]	Principal LifeTime 2030 Fund, Class R-2 [Member]	Principal LifeTime 2030 Fund, Class R-3, [Member]	Principal LifeTime 2030 Fund, Class R-4 [Member]	Principal LifeTime 2030 Fund, Class R-5 [Member]
Management Fees (as a percentage of Assets)	[1]	none	none		none	none	none	none	none	none
Distribution and Service (12b-1) Fees		0.25%	0.15%	[2]		0.35%	0.30%	0.25%	0.10%
Other Expenses (as a percentage of Assets):		0.17%	0.07%		0.01%	0.53%	0.45%	0.32%	0.28%	0.26%
Acquired Fund Fees and Expenses		0.71%	0.71%		0.71%	0.71%	0.71%	0.71%	0.71%	0.71%
Expenses (as a percentage of Assets)		1.13%	0.93%		0.72%	1.59%	1.46%	1.28%	1.09%	0.97%
Fee Waiver or Reimbursement	[3]	(0.04%)
Net Expenses (as a percentage of Assets)		1.09%	0.93%		0.72%	1.59%	1.46%	1.28%	1.09%	0.97%
[1]	Management Fees in the table have been restated to reflect current fees. Effective March 1, 2016, the Management Fees were reduced.
[2]	Expense information in the table has been restated to reflect current fees. Effective December 31, 2015, the Distribution and/or Service (12b-1) Fees for Class J shares were reduced.
[3]	Principal Management Corporation ("Principal"), the investment advisor, has contractually agreed to limit the Fund’s expenses by paying, if necessary, expenses normally payable by the Fund, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses) to maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 0.38% for Class A shares. It is expected that the expense limit will continue through the period ending February 28, 2017; however, Principal Funds, Inc. and Principal, the parties to the agreement, may mutually agree to terminate the expense limit prior to the end of the period.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - PFI Prospectus - Principal LifeTime 2030 Fund - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Principal LifeTime 2030 Fund, Class A [Member]	655	885	1,134	1,845
Principal LifeTime 2030 Fund, Class J [Member]	195	296	515	1,143
Principal LifeTime 2030 Fund, Institutional Class [Member]	74	230	401	894
Principal LifeTime 2030 Fund, Class R-1 [Member]	162	502	866	1,889
Principal LifeTime 2030 Fund, Class R-2 [Member]	149	462	797	1,746
Principal LifeTime 2030 Fund, Class R-3, [Member]	130	406	702	1,545
Principal LifeTime 2030 Fund, Class R-4 [Member]	111	347	601	1,329
Principal LifeTime 2030 Fund, Class R-5 [Member]	99	309	536	1,190

With respect to Class J shares, you would pay the following expenses if you did not redeem your shares (all other classes would be the same as in the above example):
Expense Example, No Redemption	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
PFI Prospectus | Principal LifeTime 2030 Fund | Principal LifeTime 2030 Fund, Class J [Member] | USD ($)	95	296	515	1,143

Portfolio Turnover
As a fund of funds, the Fund does not pay transaction costs, such as commissions, when it buys and sells shares of underlying funds (or “turns over” its portfolio). An underlying fund does pay transaction costs when it buys and sells portfolio securities, and a higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the examples, affect the performance of the underlying fund and the Fund. During its most recent fiscal year, the Fund's portfolio turnover rate was 36.0% of the average value of its portfolio.

Principal Investment Strategies
The Fund operates as a “target date fund” that invests according to an asset allocation strategy designed for investors having a retirement investment goal close to the year in the Fund’s name. The Fund's asset allocation will become more conservative over time as investment goals near (for example, retirement, which is assumed to begin at age 65) and investors become more risk-averse. The Fund is a fund of funds and invests in PFI Institutional Class shares. Its underlying funds consist of domestic and foreign equity funds, fixed-income funds, real asset funds, and other funds that aim to offer diversification beyond traditional equity and fixed-income securities. The Fund is managed by Principal Management Corporation (“Principal”); Principal has hired a sub-advisor, Principal Global Investors, LLC (“PGI”), to assist in managing the Fund.
Principal, with assistance from PGI, develops, implements and monitors the Fund's strategic or long-term asset class targets and target ranges, is also responsible for an active rebalancing strategy designed to identify asset classes that appear attractive over the short term and sets the percentage of Fund assets to be allocated to a particular asset class. Principal selects the underlying funds for each asset class and the target weights for each underlying fund. Principal, with assistance from PGI, may shift asset class targets in response to normal evaluative processes, the shortening time horizon of the Fund or changes in market forces or Fund circumstances. Principal may add, remove, or substitute underlying funds at any time.
In selecting underlying funds and target weights, Principal considers both quantitative measures (e.g., past performance, expected levels of risk and returns, expense levels, diversification and style consistency) and qualitative factors (e.g., organizational stability, investment experience, investment and risk management processes, and information, trading, and compliance systems). There are no minimum or maximum percentages of assets that the Fund must invest in a specific asset class or underlying fund.
The underlying funds invest in growth and value stocks of small, medium, and large market capitalization companies, fixed-income securities, domestic and foreign (including those in emerging markets) securities, securities denominated in foreign currencies, investment companies (including index funds), real estate securities, derivatives, and U.S. government and U.S. government-sponsored securities. The underlying funds engage in derivative transactions to gain exposure to a variety of securities or asset classes or attempt to reduce risk. A derivative is a financial arrangement, the value of which is derived from, or based on, a traditional security, asset, or market index. The underlying funds principally use futures, options, swaps (including, for example, credit default, interest rate, and currency swaps) and forwards.
Approximately 15 years after its target year, the Fund's underlying fund allocation is expected to match that of the Principal LifeTime Strategic Income Fund. At that time, the Fund may be combined with the Principal LifeTime Strategic Income Fund if the Board of Directors determines that the combination is in the best interests of Fund shareholders. It is expected that at the target date in the Fund’s name, the shareholder will begin gradually withdrawing the account's value.

Principal Risks
The broad diversification of the Fund is designed to cushion severe losses in any one investment sector and moderate overall price volatility. However, the Fund is subject to the particular risks of the underlying funds in the proportions in which the Fund invests in them, and its share prices will fluctuate as the prices of underlying fund shares rise or fall with changing market conditions. If you sell your shares when their value is less than the price you paid, you will lose money. The Fund operates as a fund of funds and thus bears both its own expenses and, indirectly, its proportionate share of the expenses of the underlying funds in which it invests. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund that are inherent in the fund of funds, in alphabetical order, are:
Asset Allocation Risk. A fund's selection and weighting of asset classes may cause it to underperform other funds with a similar investment objective.
Conflict of Interest Risk. The Advisor and its affiliates earn different fees from different underlying funds and may have an incentive to allocate more fund-of-fund assets to underlying funds from which they receive higher fees.
Fund of Funds Risk. The performance and risks of a fund of funds directly correspond to the performance and risks of the underlying funds in which the fund invests. Fund shareholders bear indirectly their proportionate share of the expenses of other investment companies in which the fund invests.
Target Date Fund Risk. A target date fund should not be selected based solely on age or retirement date because there is no guarantee that this fund will provide adequate income at or through retirement.
The principal risks of investing in the Fund that are inherent in the underlying funds, in alphabetical order, are:
Counterparty Risk. Counterparty risk is the risk that the counterparty to a contract or other obligation will be unable or unwilling to honor its obligations.
Derivatives Risk. Derivatives may not move in the direction anticipated by the portfolio manager. Transactions in derivatives may increase volatility, cause the liquidation of portfolio positions when not advantageous to do so and result in disproportionate losses that may be substantially greater than a fund's initial investment.

•
Futures. Futures involve specific risks, including: the imperfect correlation between the change in market value of the instruments held by the fund and the price of the future,; possible lack of a liquid secondary market for a future and the resulting inability to close a future when desired; counterparty risk; and if the fund has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements.

Emerging Markets Risk. Investments in emerging market countries may have more risk than those in developed market countries because the emerging markets are less developed and more illiquid. Emerging market countries can also be subject to increased social, economic, regulatory, and political uncertainties and can be extremely volatile.
Equity Securities Risk. The value of equity securities could decline if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment (such as market capitalization or style) may underperform other market segments or the equity markets as a whole.

•
Growth Stock Risk. If growth companies do not increase their earnings at a rate expected by investors, the market price of the stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can lessen price declines in market downturns.

•
Small and Medium Market Capitalization Companies. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.

•
Value Stock Risk. Value stocks may continue to be undervalued by the market for extended periods, including the entire period during which the stock is held by a fund, or the events that the portfolio manager believed would cause the stock price to increase may not occur as anticipated or at all. Moreover, a stock judged to be undervalued actually may be appropriately priced at a low level.

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income securities could default on its payment obligations.
Foreign Currency Risk. Risks of investing in securities denominated in, or that trade in, foreign (non-U.S.) currencies include changes in foreign exchange rates and foreign exchange restrictions.
Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).
Index Fund Risk. More likely than not, an index fund will underperform the index due to cashflows and the fees and expenses of the fund. The correlation between fund performance and index performance may also be affected by changes in securities markets, changes in the composition of the index and the timing of purchases and sales of fund shares.
Investment Company Securities Risk. Fund shareholders bear indirectly their proportionate share of the expenses of other investment companies in which the fund invests.
Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will be to changes in interest rates.
Real Estate Securities Risk. Real estate securities are subject to the risks associated with direct ownership of real estate, including declines in value, adverse economic conditions, increases in expenses, regulatory changes and environmental problems. Investing in securities of companies in the real estate industry, subjects a fund to the special risks associated with the real estate market including factors such as loss to casualty or condemnation, changes in real estate values, property taxes, interest rates, cash flow of underlying real estate assets, occupancy rates, government regulations affecting zoning, land use and rents, and the management skill and creditworthiness of the issuer.
Redemption Risk. A fund that serves as an underlying fund for a fund of funds is subject to certain risks. When a fund of funds reallocates or rebalances its investments, an underlying fund may experience relatively large redemptions or investments. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.
U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields from many other fixed-income securities.
U.S. Government-Sponsored Securities Risk. Securities issued by U.S. government-sponsored or -chartered enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and the Federal Home Loan Banks are not issued or guaranteed by the U.S. Treasury.

Performance
The following information provides some indication of the risks of investing in the Fund. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information by calling 1-800-222-5852 or online at:

•	For Classes A and J - www.principalfunds.com.

•	For Institutional Class and Classes R-1, R-2, R-3, R-4, and R-5 - www.principal.com.
The bar chart shows the investment returns of the Fund’s Class A shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). These annual returns do not reflect sales charges on Class A shares; if they did, results would be lower. The table shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare with those of one or more broad measures of market performance.

Total Returns as of December 31 (Class A shares)

Highest return for a quarter during the period of the bar chart above:	Q2 '09	16.94%
Lowest return for a quarter during the period of the bar chart above:	Q4 '08	(20.15)%

Average Annual Total Returns - PFI Prospectus - Principal LifeTime 2030 Fund	Label	1 Year	5 Years	10 Years
Principal LifeTime 2030 Fund, Class A [Member]	Class A Return Before Taxes	(6.74%)	5.59%	4.09%
Principal LifeTime 2030 Fund, Class A [Member] | After Taxes on Distributions	Class A Return After Taxes on Distributions	(8.71%)	4.32%	3.03%
Principal LifeTime 2030 Fund, Class A [Member] | After Taxes on Distributions and Sales	Class A Return After Taxes on Distribution and Sale of Fund Shares	(2.40%)	4.12%	3.00%
Principal LifeTime 2030 Fund, Class J [Member]	Class J Return Before Taxes	(2.11%)	6.85%	4.66%
Principal LifeTime 2030 Fund, Institutional Class [Member]	Institutional Class Return Before Taxes	(0.95%)	7.19%	5.10%
Principal LifeTime 2030 Fund, Class R-1 [Member]	Class R-1 Return Before Taxes	(1.86%)	6.24%	4.17%
Principal LifeTime 2030 Fund, Class R-2 [Member]	Class R-2 Return Before Taxes	(1.69%)	6.40%	4.32%
Principal LifeTime 2030 Fund, Class R-3, [Member]	Class R-3 Return Before Taxes	(1.50%)	6.59%	4.50%
Principal LifeTime 2030 Fund, Class R-4 [Member]	Class R-4 Return Before Taxes	(1.29%)	6.79%	4.70%
Principal LifeTime 2030 Fund, Class R-5 [Member]	Class R-5 Return Before Taxes	(1.21%)	6.92%	4.83%
S&P Target Date 2030 Index	S&P Target Date 2030 Index (reflects no deduction for fees, expenses, or taxes)	(0.30%)	7.06%	5.47%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A shares only and would be different for the other share classes.

PFI Prospectus | Principal LifeTime 2035 Fund [Member]
PRINCIPAL LIFETIME 2035 FUND
Objective:
The Fund seeks a total return consisting of long-term growth of capital and current income.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment):
Shareholder Fees	Shareholder Fee, Other PFI Prospectus Principal LifeTime 2035 Fund USD ($)
Principal LifeTime 2035 Fund, Institutional Class [Member]	none
Principal LifeTime 2035 Fund, Class R-1 [Member]	none
Principal LifeTime 2035 Fund, Class R-2 [Member]	none
Principal LifeTime 2035 Fund, Class R-3 [Member]	none
Principal LifeTime 2035 Fund, Class R-4 [Member]	none
Principal LifeTime 2035 Fund, Class R-5 [Member]	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - PFI Prospectus - Principal LifeTime 2035 Fund		Principal LifeTime 2035 Fund, Institutional Class [Member]	Principal LifeTime 2035 Fund, Class R-1 [Member]	Principal LifeTime 2035 Fund, Class R-2 [Member]	Principal LifeTime 2035 Fund, Class R-3 [Member]	Principal LifeTime 2035 Fund, Class R-4 [Member]	Principal LifeTime 2035 Fund, Class R-5 [Member]
Management Fees (as a percentage of Assets)	[1]	none	none	none	none	none	none
Distribution and Service (12b-1) Fees			0.35%	0.30%	0.25%	0.10%
Other Expenses (as a percentage of Assets):		0.01%	0.54%	0.46%	0.33%	0.29%	0.27%
Acquired Fund Fees and Expenses		0.73%	0.73%	0.73%	0.73%	0.73%	0.73%
Expenses (as a percentage of Assets)		0.74%	1.62%	1.49%	1.31%	1.12%	1.00%
[1]	Management Fees in the table have been restated to reflect current fees. Effective March 1, 2016, the Management Fees were reduced.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - PFI Prospectus - Principal LifeTime 2035 Fund - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Principal LifeTime 2035 Fund, Institutional Class [Member]	76	237	411	918
Principal LifeTime 2035 Fund, Class R-1 [Member]	165	511	881	1,922
Principal LifeTime 2035 Fund, Class R-2 [Member]	152	471	813	1,779
Principal LifeTime 2035 Fund, Class R-3 [Member]	133	415	718	1,579
Principal LifeTime 2035 Fund, Class R-4 [Member]	114	356	617	1,363
Principal LifeTime 2035 Fund, Class R-5 [Member]	102	318	552	1,225

Portfolio Turnover
As a fund of funds, the Fund does not pay transaction costs, such as commissions, when it buys and sells shares of underlying funds (or “turns over” its portfolio). An underlying fund does pay transaction costs when it buys and sells portfolio securities, and a higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the examples, affect the performance of the underlying fund and the Fund. During its most recent fiscal year, the Fund's portfolio turnover rate was 38.8% of the average value of its portfolio.

Principal Investment Strategies
The Fund operates as a “target date fund” that invests according to an asset allocation strategy designed for investors having a retirement investment goal close to the year in the Fund’s name. The Fund's asset allocation will become more conservative over time as investment goals near (for example, retirement, which is assumed to begin at age 65) and investors become more risk-averse. The Fund is a fund of funds and invests in PFI Institutional Class shares. Its underlying funds consist of domestic and foreign equity funds, fixed-income funds, real asset funds, and other funds that aim to offer diversification beyond traditional equity and fixed-income securities. The Fund is managed by Principal Management Corporation (“Principal”); Principal has hired a sub-advisor, Principal Global Investors, LLC (“PGI”), to assist in managing the Fund.
Principal, with assistance from PGI, develops, implements and monitors the Fund's strategic or long-term asset class targets and target ranges, is also responsible for an active rebalancing strategy designed to identify asset classes that appear attractive over the short term and sets the percentage of Fund assets to be allocated to a particular asset class. Principal selects the underlying funds for each asset class and the target weights for each underlying fund. Principal, with assistance from PGI, may shift asset class targets in response to normal evaluative processes, the shortening time horizon of the Fund or changes in market forces or Fund circumstances. Principal may add, remove, or substitute underlying funds at any time.
In selecting underlying funds and target weights, Principal considers both quantitative measures (e.g., past performance, expected levels of risk and returns, expense levels, diversification and style consistency) and qualitative factors (e.g., organizational stability, investment experience, investment and risk management processes, and information, trading, and compliance systems). There are no minimum or maximum percentages of assets that the Fund must invest in a specific asset class or underlying fund.
The underlying funds invest in growth and value stocks of small, medium, and large market capitalization companies, fixed-income securities, domestic and foreign (including those in emerging markets) securities, securities denominated in foreign currencies, investment companies (including index funds), real estate securities, derivatives, and U.S. government and U.S. government-sponsored securities. The underlying funds engage in derivative transactions to gain exposure to a variety of securities or asset classes or attempt to reduce risk. A derivative is a financial arrangement, the value of which is derived from, or based on, a traditional security, asset, or market index. The underlying funds principally use futures, options, swaps (including, for example, credit default, interest rate, and currency swaps) and forwards.
Approximately 15 years after its target year, the Fund's underlying fund allocation is expected to match that of the Principal LifeTime Strategic Income Fund. At that time, the Fund may be combined with the Principal LifeTime Strategic Income Fund if the Board of Directors determines that the combination is in the best interests of Fund shareholders. It is expected that at the target date in the Fund’s name, the shareholder will begin gradually withdrawing the account's value.

Principal Risks
The broad diversification of the Fund is designed to cushion severe losses in any one investment sector and moderate overall price volatility. However, the Fund is subject to the particular risks of the underlying funds in the proportions in which the Fund invests in them, and its share prices will fluctuate as the prices of underlying fund shares rise or fall with changing market conditions. If you sell your shares when their value is less than the price you paid, you will lose money. The Fund operates as a fund of funds and thus bears both its own expenses and, indirectly, its proportionate share of the expenses of the underlying funds in which it invests. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund that are inherent in the fund of funds, in alphabetical order, are:
Asset Allocation Risk. A fund's selection and weighting of asset classes may cause it to underperform other funds with a similar investment objective.
Conflict of Interest Risk. The Advisor and its affiliates earn different fees from different underlying funds and may have an incentive to allocate more fund-of-fund assets to underlying funds from which they receive higher fees.
Fund of Funds Risk. The performance and risks of a fund of funds directly correspond to the performance and risks of the underlying funds in which the fund invests. Fund shareholders bear indirectly their proportionate share of the expenses of other investment companies in which the fund invests.
Target Date Fund Risk. A target date fund should not be selected based solely on age or retirement date because there is no guarantee that this fund will provide adequate income at or through retirement.
The principal risks of investing in the Fund that are inherent in the underlying funds, in alphabetical order, are:
Derivatives Risk. Derivatives may not move in the direction anticipated by the portfolio manager. Transactions in derivatives may increase volatility, cause the liquidation of portfolio positions when not advantageous to do so and result in disproportionate losses that may be substantially greater than a fund's initial investment.

•
Futures. Futures involve specific risks, including: the imperfect correlation between the change in market value of the instruments held by the fund and the price of the future,; possible lack of a liquid secondary market for a future and the resulting inability to close a future when desired; counterparty risk; and if the fund has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements.

Emerging Markets Risk. Investments in emerging market countries may have more risk than those in developed market countries because the emerging markets are less developed and more illiquid. Emerging market countries can also be subject to increased social, economic, regulatory, and political uncertainties and can be extremely volatile.
Equity Securities Risk. The value of equity securities could decline if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment (such as market capitalization or style) may underperform other market segments or the equity markets as a whole.

•
Growth Stock Risk. If growth companies do not increase their earnings at a rate expected by investors, the market price of the stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can lessen price declines in market downturns.

•
Small and Medium Market Capitalization Companies. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.

•
Value Stock Risk. Value stocks may continue to be undervalued by the market for extended periods, including the entire period during which the stock is held by a fund, or the events that the portfolio manager believed would cause the stock price to increase may not occur as anticipated or at all. Moreover, a stock judged to be undervalued actually may be appropriately priced at a low level.

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income securities could default on its payment obligations.
Foreign Currency Risk. Risks of investing in securities denominated in, or that trade in, foreign (non-U.S.) currencies include changes in foreign exchange rates and foreign exchange restrictions.
Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).
Index Fund Risk. More likely than not, an index fund will underperform the index due to cashflows and the fees and expenses of the fund. The correlation between fund performance and index performance may also be affected by changes in securities markets, changes in the composition of the index and the timing of purchases and sales of fund shares.
Investment Company Securities Risk. Fund shareholders bear indirectly their proportionate share of the expenses of other investment companies in which the fund invests.
Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will be to changes in interest rates.
Redemption Risk. A fund that serves as an underlying fund for a fund of funds is subject to certain risks. When a fund of funds reallocates or rebalances its investments, an underlying fund may experience relatively large redemptions or investments. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.
U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields from many other fixed-income securities.
U.S. Government-Sponsored Securities Risk. Securities issued by U.S. government-sponsored or -chartered enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and the Federal Home Loan Banks are not issued or guaranteed by the U.S. Treasury.

Performance
The following information provides some indication of the risks of investing in the Fund. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information by calling 1-800-222-5852 or online at www.principal.com.
The bar chart shows the investment returns of the Fund’s Institutional Class shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). The table shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare with those of one or more broad measures of market performance.
Life of Fund results are measured from the date the Fund's shares were first sold (February 29, 2008).

Total Returns as of December 31 (Institutional Class shares)

Highest return for a quarter during the period of the bar chart above:	Q2 '09	16.61%
Lowest return for a quarter during the period of the bar chart above:	Q3 '11	(15.22)%

Average Annual Total Returns - PFI Prospectus - Principal LifeTime 2035 Fund	Label	1 Year	5 Years	Since Inception	Inception Date
Principal LifeTime 2035 Fund, Institutional Class [Member]	Institutional Class Return Before Taxes	(0.79%)	7.56%	4.99%	Feb. 29, 2008
Principal LifeTime 2035 Fund, Institutional Class [Member] | After Taxes on Distributions	Institutional Class Return After Taxes on Distributions	(2.17%)	6.24%	3.94%	Feb. 29, 2008
Principal LifeTime 2035 Fund, Institutional Class [Member] | After Taxes on Distributions and Sales	Institutional Class Return After Taxes on Distribution and Sale of Fund Shares	0.47%	5.76%	3.75%	Feb. 29, 2008
Principal LifeTime 2035 Fund, Class R-1 [Member]	Class R-1 Return Before Taxes	(1.66%)	6.64%	4.09%	Feb. 29, 2008
Principal LifeTime 2035 Fund, Class R-2 [Member]	Class R-2 Return Before Taxes	(1.51%)	6.79%	4.22%	Feb. 29, 2008
Principal LifeTime 2035 Fund, Class R-3 [Member]	Class R-3 Return Before Taxes	(1.32%)	6.97%	4.41%	Feb. 29, 2008
Principal LifeTime 2035 Fund, Class R-4 [Member]	Class R-4 Return Before Taxes	(1.09%)	7.17%	4.62%	Feb. 29, 2008
Principal LifeTime 2035 Fund, Class R-5 [Member]	Class R-5 Return Before Taxes	(0.97%)	7.32%	4.75%	Feb. 29, 2008
S&P Target Date 2035 Index	S&P Target Date 2035 Index (reflects no deduction for fees, expenses, or taxes)	(0.35%)	7.38%	5.25%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Institutional Class shares only and would be different for the other share classes.

PFI Prospectus | Principal LifeTime 2040 Fund [Member]
PRINCIPAL LIFETIME 2040 FUND
Objective:
The Fund seeks a total return consisting of long-term growth of capital and current income.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A Shares of Principal Funds, Inc. More information about these and other discounts is available from your financial professional and in “Choosing a Share Class and The Costs of Investing” beginning on page 398 of the Fund’s prospectus and “Multiple Class Structure” beginning on page 6 of the Fund’s Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - PFI Prospectus - Principal LifeTime 2040 Fund	Principal LifeTime 2040 Fund, Class A [Member]	Principal LifeTime 2040 Fund, Class J [Member]	Principal LifeTime 2040 Fund, Institutional Class [Member]	Principal LifeTime 2040 Fund, Class R-1 [Member]	Principal LifeTime 2040 Fund, Class R-2 [Member]	Principal LifeTime 2040 Fund, Class R-3 [Member]	Principal LifeTime 2040 Fund, Class R-4 [Member]	Principal LifeTime 2040 Fund, Class R-5 [Member]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	5.50%	none	none	none	none	none	none	none
Maximum Deferred Sales Charge (as a percentage)	1.00%	1.00%	none	none	none	none	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - PFI Prospectus - Principal LifeTime 2040 Fund		Principal LifeTime 2040 Fund, Class A [Member]	Principal LifeTime 2040 Fund, Class J [Member]		Principal LifeTime 2040 Fund, Institutional Class [Member]	Principal LifeTime 2040 Fund, Class R-1 [Member]	Principal LifeTime 2040 Fund, Class R-2 [Member]	Principal LifeTime 2040 Fund, Class R-3 [Member]	Principal LifeTime 2040 Fund, Class R-4 [Member]	Principal LifeTime 2040 Fund, Class R-5 [Member]
Management Fees (as a percentage of Assets)	[1]	none	none		none	none	none	none	none	none
Distribution and Service (12b-1) Fees		0.25%	0.15%	[1]		0.35%	0.30%	0.25%	0.10%
Other Expenses (as a percentage of Assets):		0.21%	0.10%		0.01%	0.53%	0.45%	0.32%	0.28%	0.26%
Acquired Fund Fees and Expenses		0.73%	0.73%		0.73%	0.73%	0.73%	0.73%	0.73%	0.73%
Expenses (as a percentage of Assets)		1.19%	0.98%		0.74%	1.61%	1.48%	1.30%	1.11%	0.99%
Fee Waiver or Reimbursement	[2]	(0.08%)
Net Expenses (as a percentage of Assets)		1.11%	0.98%		0.74%	1.61%	1.48%	1.30%	1.11%	0.99%
[1]	Management Fees in the table have been restated to reflect current fees. Effective March 1, 2016, the Management Fees were reduced.
[2]	Principal Management Corporation ("Principal"), the investment advisor, has contractually agreed to limit the Fund’s expenses by paying, if necessary, expenses normally payable by the Fund, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses) to maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 0.38% for Class A shares. It is expected that the expense limit will continue through the period ending February 28, 2017; however, Principal Funds, Inc. and Principal, the parties to the agreement, may mutually agree to terminate the expense limit prior to the end of the period.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - PFI Prospectus - Principal LifeTime 2040 Fund - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Principal LifeTime 2040 Fund, Class A [Member]	657	898	1,160	1,906
Principal LifeTime 2040 Fund, Class J [Member]	200	312	542	1,201
Principal LifeTime 2040 Fund, Institutional Class [Member]	76	237	411	918
Principal LifeTime 2040 Fund, Class R-1 [Member]	164	508	876	1,911
Principal LifeTime 2040 Fund, Class R-2 [Member]	151	468	808	1,768
Principal LifeTime 2040 Fund, Class R-3 [Member]	132	412	713	1,568
Principal LifeTime 2040 Fund, Class R-4 [Member]	113	353	612	1,352
Principal LifeTime 2040 Fund, Class R-5 [Member]	101	315	547	1,213

With respect to Class J shares, you would pay the following expenses if you did not redeem your shares (all other classes would be the same as in the above example):
Expense Example, No Redemption	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
PFI Prospectus | Principal LifeTime 2040 Fund | Principal LifeTime 2040 Fund, Class J [Member] | USD ($)	100	312	542	1,201

Portfolio Turnover
As a fund of funds, the Fund does not pay transaction costs, such as commissions, when it buys and sells shares of underlying funds (or “turns over” its portfolio). An underlying fund does pay transaction costs when it buys and sells portfolio securities, and a higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the examples, affect the performance of the underlying fund and the Fund. During its most recent fiscal year, the Fund's portfolio turnover rate was 25.2% of the average value of its portfolio.

Principal Investment Strategies
The Fund operates as a “target date fund” that invests according to an asset allocation strategy designed for investors having a retirement investment goal close to the year in the Fund’s name. The Fund's asset allocation will become more conservative over time as investment goals near (for example, retirement, which is assumed to begin at age 65) and investors become more risk-averse. The Fund is a fund of funds and invests in PFI Institutional Class shares. Its underlying funds consist of domestic and foreign equity funds, fixed-income funds, real asset funds, and other funds that aim to offer diversification beyond traditional equity and fixed-income securities. The Fund is managed by Principal Management Corporation (“Principal”); Principal has hired a sub-advisor, Principal Global Investors, LLC (“PGI”), to assist in managing the Fund.
Principal, with assistance from PGI, develops, implements and monitors the Fund's strategic or long-term asset class targets and target ranges, is also responsible for an active rebalancing strategy designed to identify asset classes that appear attractive over the short term and sets the percentage of Fund assets to be allocated to a particular asset class. Principal selects the underlying funds for each asset class and the target weights for each underlying fund. Principal, with assistance from PGI, may shift asset class targets in response to normal evaluative processes, the shortening time horizon of the Fund or changes in market forces or Fund circumstances. Principal may add, remove, or substitute underlying funds at any time.
In selecting underlying funds and target weights, Principal considers both quantitative measures (e.g., past performance, expected levels of risk and returns, expense levels, diversification and style consistency) and qualitative factors (e.g., organizational stability, investment experience, investment and risk management processes, and information, trading, and compliance systems). There are no minimum or maximum percentages of assets that the Fund must invest in a specific asset class or underlying fund.
The underlying funds invest in growth and value stocks of small, medium, and large market capitalization companies, fixed-income securities, domestic and foreign (including those in emerging markets) securities, securities denominated in foreign currencies, investment companies (including index funds), and derivatives. A derivative is a financial arrangement, the value of which is derived from, or based on, a traditional security, asset, or market index. The underlying funds principally use equity index futures and options to manage equity exposure.
Approximately 15 years after its target year, the Fund's underlying fund allocation is expected to match that of the Principal LifeTime Strategic Income Fund. At that time, the Fund may be combined with the Principal LifeTime Strategic Income Fund if the Board of Directors determines that the combination is in the best interests of Fund shareholders. It is expected that at the target date in the Fund’s name, the shareholder will begin gradually withdrawing the account's value.

Principal Risks
The broad diversification of the Fund is designed to cushion severe losses in any one investment sector and moderate overall price volatility. However, the Fund is subject to the particular risks of the underlying funds in the proportions in which the Fund invests in them, and its share prices will fluctuate as the prices of underlying fund shares rise or fall with changing market conditions. If you sell your shares when their value is less than the price you paid, you will lose money. The Fund operates as a fund of funds and thus bears both its own expenses and, indirectly, its proportionate share of the expenses of the underlying funds in which it invests. An investment in the Fund is not a deposit of the bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund that are inherent in the fund of funds, in alphabetical order, are:
Asset Allocation Risk. A fund's selection and weighting of asset classes may cause it to underperform other funds with a similar investment objective.
Conflict of Interest Risk. The Advisor and its affiliates earn different fees from different underlying funds and may have an incentive to allocate more fund-of-fund assets to underlying funds from which they receive higher fees.
Fund of Funds Risk. The performance and risks of a fund of funds directly correspond to the performance and risks of the underlying funds in which the fund invests. Fund shareholders bear indirectly their proportionate share of the expenses of other investment companies in which the fund invests.
Target Date Fund Risk. A target date fund should not be selected based solely on age or retirement date because there is no guarantee that this fund will provide adequate income at or through retirement.
The principal risks of investing in the Fund that are inherent in the underlying funds, in alphabetical order, are:
Derivatives Risk. Derivatives may not move in the direction anticipated by the portfolio manager. Transactions in derivatives may increase volatility, cause the liquidation of portfolio positions when not advantageous to do so and result in disproportionate losses that may be substantially greater than a fund's initial investment.

•
Futures. Futures involve specific risks, including: the imperfect correlation between the change in market value of the instruments held by the fund and the price of the future,; possible lack of a liquid secondary market for a future and the resulting inability to close a future when desired; counterparty risk; and if the fund has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements.

Emerging Markets Risk. Investments in emerging market countries may have more risk than those in developed market countries because the emerging markets are less developed and more illiquid. Emerging market countries can also be subject to increased social, economic, regulatory, and political uncertainties and can be extremely volatile.
Equity Securities Risk. The value of equity securities could decline if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment (such as market capitalization or style) may underperform other market segments or the equity markets as a whole.

•
Growth Stock Risk. If growth companies do not increase their earnings at a rate expected by investors, the market price of the stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can lessen price declines in market downturns.

•
Small and Medium Market Capitalization Companies. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.

•
Value Stock Risk. Value stocks may continue to be undervalued by the market for extended periods, including the entire period during which the stock is held by a fund, or the events that the portfolio manager believed would cause the stock price to increase may not occur as anticipated or at all. Moreover, a stock judged to be undervalued actually may be appropriately priced at a low level.

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income securities could default on its payment obligations.
Foreign Currency Risk. Risks of investing in securities denominated in, or that trade in, foreign (non-U.S.) currencies include changes in foreign exchange rates and foreign exchange restrictions.
Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).
Index Fund Risk. More likely than not, an index fund will underperform the index due to cashflows and the fees and expenses of the fund. The correlation between fund performance and index performance may also be affected by changes in securities markets, changes in the composition of the index and the timing of purchases and sales of fund shares.
Investment Company Securities Risk. Fund shareholders bear indirectly their proportionate share of the expenses of other investment companies in which the fund invests.
Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will be to changes in interest rates.
Redemption Risk. A fund that serves as an underlying fund for a fund of funds is subject to certain risks. When a fund of funds reallocates or rebalances its investments, an underlying fund may experience relatively large redemptions or investments. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

Performance
The following information provides some indication of the risks of investing in the Fund. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information by calling 1-800-222-5852 or online at:

•	For Classes A and J - www.principalfunds.com.

•	For Institutional Class and Classes R-1, R-2, R-3, R-4, and R-5 - www.principal.com.
The bar chart shows the investment returns of the Fund’s Class A shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). These annual returns do not reflect sales charges on Class A shares; if they did, results would be lower. The table shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare with those of one or more broad measures of market performance.

Total Returns as of December 31 (Class A shares)

Highest return for a quarter during the period of the bar chart above:	Q2 '09	17.31%
Lowest return for a quarter during the period of the bar chart above:	Q4 '08	(21.45)%

Average Annual Total Returns - PFI Prospectus - Principal LifeTime 2040 Fund	Label	1 Year	5 Years	10 Years
Principal LifeTime 2040 Fund, Class A [Member]	Class A Return Before Taxes	(6.60%)	6.15%	4.24%
Principal LifeTime 2040 Fund, Class A [Member] | After Taxes on Distributions	Class A Return After Taxes on Distributions	(8.03%)	5.04%	3.30%
Principal LifeTime 2040 Fund, Class A [Member] | After Taxes on Distributions and Sales	Class A Return After Taxes on Distribution and Sale of Fund Shares	(2.69%)	4.67%	3.19%
Principal LifeTime 2040 Fund, Class J [Member]	Class J Return Before Taxes	(2.01%)	7.36%	4.75%
Principal LifeTime 2040 Fund, Institutional Class [Member]	Institutional Class Return Before Taxes	(0.79%)	7.74%	5.24%
Principal LifeTime 2040 Fund, Class R-1 [Member]	Class R-1 Return Before Taxes	(1.66%)	6.81%	4.32%
Principal LifeTime 2040 Fund, Class R-2 [Member]	Class R-2 Return Before Taxes	(1.50%)	6.95%	4.46%
Principal LifeTime 2040 Fund, Class R-3 [Member]	Class R-3 Return Before Taxes	(1.35%)	7.13%	4.64%
Principal LifeTime 2040 Fund, Class R-4 [Member]	Class R-4 Return Before Taxes	(1.16%)	7.34%	4.84%
Principal LifeTime 2040 Fund, Class R-5 [Member]	Class R-5 Return Before Taxes	(1.05%)	7.47%	4.98%
S&P Target Date 2040 Index	S&P Target Date 2040 Index (reflects no deduction for fees, expenses, or taxes)	(0.40%)	7.60%	5.59%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A shares only and would be different for the other share classes.

PFI Prospectus | Principal LifeTime 2045 Fund [Member]
PRINCIPAL LIFETIME 2045 FUND
Objective:
The Fund seeks a total return consisting of long-term growth of capital and current income.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment):
Shareholder Fees - USD ($)	Principal LifeTime 2045 Fund, Institutional Class [Member]	Principal LifeTime 2045 Fund, Class R-1 [Member]	Principal LifeTime 2045 Fund, Class R-2 [Member]	Principal LifeTime 2045 Fund, Class R-3 [Member]	Principal LifeTime 2045 Fund, Class R-4 [Member]	Principal LifeTime 2045 Fund, Class R-5 [Member]
Shareholder Fee, Other | PFI Prospectus | Principal LifeTime 2045 Fund	none	none	none	none	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - PFI Prospectus - Principal LifeTime 2045 Fund		Principal LifeTime 2045 Fund, Institutional Class [Member]	Principal LifeTime 2045 Fund, Class R-1 [Member]	Principal LifeTime 2045 Fund, Class R-2 [Member]	Principal LifeTime 2045 Fund, Class R-3 [Member]	Principal LifeTime 2045 Fund, Class R-4 [Member]	Principal LifeTime 2045 Fund, Class R-5 [Member]
Management Fees (as a percentage of Assets)	[1]	none	none	none	none	none	none
Distribution and Service (12b-1) Fees			0.35%	0.30%	0.25%	0.10%
Other Expenses (as a percentage of Assets):		0.02%	0.54%	0.46%	0.33%	0.29%	0.27%
Acquired Fund Fees and Expenses		0.74%	0.74%	0.74%	0.74%	0.74%	0.74%
Expenses (as a percentage of Assets)		0.76%	1.63%	1.50%	1.32%	1.13%	1.01%
[1]	Management Fees in the table have been restated to reflect current fees. Effective March 1, 2016, the Management Fees were reduced.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - PFI Prospectus - Principal LifeTime 2045 Fund - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Principal LifeTime 2045 Fund, Institutional Class [Member]	78	243	422	942
Principal LifeTime 2045 Fund, Class R-1 [Member]	166	514	887	1,933
Principal LifeTime 2045 Fund, Class R-2 [Member]	153	474	818	1,791
Principal LifeTime 2045 Fund, Class R-3 [Member]	134	418	723	1,590
Principal LifeTime 2045 Fund, Class R-4 [Member]	115	359	622	1,375
Principal LifeTime 2045 Fund, Class R-5 [Member]	103	322	558	1,236

Portfolio Turnover
As a fund of funds, the Fund does not pay transaction costs, such as commissions, when it buys and sells shares of underlying funds (or “turns over” its portfolio). An underlying fund does pay transaction costs when it buys and sells portfolio securities, and a higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the examples, affect the performance of the underlying fund and the Fund. During its most recent fiscal year, the Fund's portfolio turnover rate was 33.3% of the average value of its portfolio.

Principal Investment Strategies
The Fund operates as a “target date fund” that invests according to an asset allocation strategy designed for investors having a retirement investment goal close to the year in the Fund’s name. The Fund's asset allocation will become more conservative over time as investment goals near (for example, retirement, which is assumed to begin at age 65) and investors become more risk-averse. The Fund is a fund of funds and invests in PFI Institutional Class shares. Its underlying funds consist of domestic and foreign equity funds, fixed-income funds, real asset funds, and other funds that aim to offer diversification beyond traditional equity and fixed-income securities. The Fund is managed by Principal Management Corporation (“Principal”); Principal has hired a sub-advisor, Principal Global Investors, LLC (“PGI”), to assist in managing the Fund.
Principal, with assistance from PGI, develops, implements and monitors the Fund's strategic or long-term asset class targets and target ranges, is also responsible for an active rebalancing strategy designed to identify asset classes that appear attractive over the short term and sets the percentage of Fund assets to be allocated to a particular asset class. Principal selects the underlying funds for each asset class and the target weights for each underlying fund. Principal, with assistance from PGI, may shift asset class targets in response to normal evaluative processes, the shortening time horizon of the Fund or changes in market forces or Fund circumstances. Principal may add, remove, or substitute underlying funds at any time.
In selecting underlying funds and target weights, Principal considers both quantitative measures (e.g., past performance, expected levels of risk and returns, expense levels, diversification and style consistency) and qualitative factors (e.g., organizational stability, investment experience, investment and risk management processes, and information, trading, and compliance systems). There are no minimum or maximum percentages of assets that the Fund must invest in a specific asset class or underlying fund.
The underlying funds invest in growth and value stocks of small, medium, and large market capitalization companies, fixed-income securities, domestic and foreign (including those in emerging markets) securities, securities denominated in foreign currencies, investment companies (including index funds), and derivatives. A derivative is a financial arrangement, the value of which is derived from, or based on, a traditional security, asset, or market index. The underlying funds principally use equity index futures and options to manage equity exposure.
Approximately 15 years after its target year, the Fund's underlying fund allocation is expected to match that of the Principal LifeTime Strategic Income Fund. At that time, the Fund may be combined with the Principal LifeTime Strategic Income Fund if the Board of Directors determines that the combination is in the best interests of Fund shareholders. It is expected that at the target date in the Fund’s name, the shareholder will begin gradually withdrawing the account's value.

Principal Risks
The broad diversification of the Fund is designed to cushion severe losses in any one investment sector and moderate overall price volatility. However, the Fund is subject to the particular risks of the underlying funds in the proportions in which the Fund invests in them, and its share prices will fluctuate as the prices of underlying fund shares rise or fall with changing market conditions. If you sell your shares when their value is less than the price you paid, you will lose money. The Fund operates as a fund of funds and thus bears both its own expenses and, indirectly, its proportionate share of the expenses of the underlying funds in which it invests. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund that are inherent in the fund of funds, in alphabetical order, are:
Asset Allocation Risk. A fund's selection and weighting of asset classes may cause it to underperform other funds with a similar investment objective.
Conflict of Interest Risk. The Advisor and its affiliates earn different fees from different underlying funds and may have an incentive to allocate more fund-of-fund assets to underlying funds from which they receive higher fees.
Fund of Funds Risk. The performance and risks of a fund of funds directly correspond to the performance and risks of the underlying funds in which the fund invests. Fund shareholders bear indirectly their proportionate share of the expenses of other investment companies in which the fund invests.
Target Date Fund Risk. A target date fund should not be selected based solely on age or retirement date because there is no guarantee that this fund will provide adequate income at or through retirement.
The principal risks of investing in the Fund that are inherent in the underlying funds, in alphabetical order, are:
Derivatives Risk. Derivatives may not move in the direction anticipated by the portfolio manager. Transactions in derivatives may increase volatility, cause the liquidation of portfolio positions when not advantageous to do so and result in disproportionate losses that may be substantially greater than a fund's initial investment.

•
Futures. Futures involve specific risks, including: the imperfect correlation between the change in market value of the instruments held by the fund and the price of the future,; possible lack of a liquid secondary market for a future and the resulting inability to close a future when desired; counterparty risk; and if the fund has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements.

Emerging Markets Risk. Investments in emerging market countries may have more risk than those in developed market countries because the emerging markets are less developed and more illiquid. Emerging market countries can also be subject to increased social, economic, regulatory, and political uncertainties and can be extremely volatile.
Equity Securities Risk. The value of equity securities could decline if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment (such as market capitalization or style) may underperform other market segments or the equity markets as a whole.

•
Growth Stock Risk. If growth companies do not increase their earnings at a rate expected by investors, the market price of the stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can lessen price declines in market downturns.

•
Small and Medium Market Capitalization Companies. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.

•
Value Stock Risk. Value stocks may continue to be undervalued by the market for extended periods, including the entire period during which the stock is held by a fund, or the events that the portfolio manager believed would cause the stock price to increase may not occur as anticipated or at all. Moreover, a stock judged to be undervalued actually may be appropriately priced at a low level.

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income securities could default on its payment obligations.
Foreign Currency Risk. Risks of investing in securities denominated in, or that trade in, foreign (non-U.S.) currencies include changes in foreign exchange rates and foreign exchange restrictions.
Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).
Index Fund Risk. More likely than not, an index fund will underperform the index due to cashflows and the fees and expenses of the fund. The correlation between fund performance and index performance may also be affected by changes in securities markets, changes in the composition of the index and the timing of purchases and sales of fund shares.
Investment Company Securities Risk. Fund shareholders bear indirectly their proportionate share of the expenses of other investment companies in which the fund invests.
Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will be to changes in interest rates.
Redemption Risk. A fund that serves as an underlying fund for a fund of funds is subject to certain risks. When a fund of funds reallocates or rebalances its investments, an underlying fund may experience relatively large redemptions or investments. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

Performance
The following information provides some indication of the risks of investing in the Fund. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information by calling 1-800-222-5852 or online at www.principal.com.
The bar chart shows the investment returns of the Fund’s Institutional Class shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). The table shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare with those of one or more broad measures of market performance.
Life of Fund results are measured from the date the Fund's shares were first sold (February 29, 2008).

Total Returns as of December 31 (Institutional Class shares)

Highest return for a quarter during the period of the bar chart above:	Q2 '09	17.31%
Lowest return for a quarter during the period of the bar chart above:	Q3 '11	(16.15)%

Average Annual Total Returns - PFI Prospectus - Principal LifeTime 2045 Fund	Label	1 Year	5 Years	Since Inception	Inception Date
Principal LifeTime 2045 Fund, Institutional Class [Member]	Institutional Class Return Before Taxes	(0.82%)	7.92%	5.12%	Feb. 29, 2008
Principal LifeTime 2045 Fund, Institutional Class [Member] | After Taxes on Distributions	Institutional Class Return After Taxes on Distributions	(3.05%)	6.40%	3.97%	Feb. 29, 2008
Principal LifeTime 2045 Fund, Institutional Class [Member] | After Taxes on Distributions and Sales	Institutional Class Return After Taxes on Distribution and Sale of Fund Shares	(0.47%)	5.80%	3.71%	Feb. 29, 2008
Principal LifeTime 2045 Fund, Class R-1 [Member]	Class R-1 Return Before Taxes	(1.59%)	7.01%	4.18%	Feb. 29, 2008
Principal LifeTime 2045 Fund, Class R-2 [Member]	Class R-2 Return Before Taxes	(1.45%)	7.15%	4.32%	Feb. 29, 2008
Principal LifeTime 2045 Fund, Class R-3 [Member]	Class R-3 Return Before Taxes	(1.33%)	7.32%	4.49%	Feb. 29, 2008
Principal LifeTime 2045 Fund, Class R-4 [Member]	Class R-4 Return Before Taxes	(1.19%)	7.54%	4.69%	Feb. 29, 2008
Principal LifeTime 2045 Fund, Class R-5 [Member]	Class R-5 Return Before Taxes	(1.01%)	7.67%	4.83%	Feb. 29, 2008
S&P Target Date 2045 Index	S&P Target Date 2045 Index (reflects no deduction for fees, expenses, or taxes)	(0.46%)	7.76%	5.26%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Institutional Class shares only and would be different for the other share classes.

PFI Prospectus | Principal LifeTime 2050 Fund [Member]
PRINCIPAL LIFETIME 2050 FUND
Objective:
The Fund seeks a total return consisting of long-term growth of capital and current income.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A Shares of Principal Funds, Inc. More information about these and other discounts is available from your financial professional and in “Choosing a Share Class and The Costs of Investing” beginning on page 398 of the Fund’s prospectus and “Multiple Class Structure” beginning on page 6 of the Fund’s Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - PFI Prospectus - Principal LifeTime 2050 Fund	Principal LifeTime 2050 Fund, Class A [Member]	Principal LifeTime 2050 Fund, Class J [Member]	Principal LifeTime 2050 Fund, Institutional Class [Member]	Principal LifeTime 2050 Fund, Class R-1 [Member]	Principal LifeTime 2050 Fund, Class R-2 [Member]	Principal LifeTime 2050 Fund, Class R-3 [Member]	Principal LifeTime 2050 Fund, Class R-4 [Member]	Principal LifeTime 2050 Fund, Class R-5 [Member]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	5.50%	none	none	none	none	none	none	none
Maximum Deferred Sales Charge (as a percentage)	1.00%	1.00%	none	none	none	none	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - PFI Prospectus - Principal LifeTime 2050 Fund		Principal LifeTime 2050 Fund, Class A [Member]	Principal LifeTime 2050 Fund, Class J [Member]		Principal LifeTime 2050 Fund, Institutional Class [Member]	Principal LifeTime 2050 Fund, Class R-1 [Member]	Principal LifeTime 2050 Fund, Class R-2 [Member]	Principal LifeTime 2050 Fund, Class R-3 [Member]	Principal LifeTime 2050 Fund, Class R-4 [Member]	Principal LifeTime 2050 Fund, Class R-5 [Member]
Management Fees (as a percentage of Assets)	[1]	none	none		none	none	none	none	none	none
Distribution and Service (12b-1) Fees		0.25%	0.15%	[2]		0.35%	0.30%	0.25%	0.10%
Other Expenses (as a percentage of Assets):		0.25%	0.22%		0.01%	0.54%	0.46%	0.33%	0.29%	0.27%
Acquired Fund Fees and Expenses		0.75%	0.75%		0.75%	0.75%	0.75%	0.75%	0.75%	0.75%
Expenses (as a percentage of Assets)		1.25%	1.12%		0.76%	1.64%	1.51%	1.33%	1.14%	1.02%
Fee Waiver or Reimbursement	[3]	(0.12%)
Net Expenses (as a percentage of Assets)		1.13%	1.12%		0.76%	1.64%	1.51%	1.33%	1.14%	1.02%
[1]	Management Fees in the table have been restated to reflect current fees. Effective March 1, 2016, the Management Fees were reduced.
[2]	Expense information in the table has been restated to reflect current fees. Effective December 31, 2015, the Distribution and/or Service (12b-1) Fees for Class J shares were reduced.
[3]	Principal Management Corporation ("Principal"), the investment advisor, has contractually agreed to limit the Fund’s expenses by paying, if necessary, expenses normally payable by the Fund, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses) to maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 0.38% for Class A shares. It is expected that the expense limit will continue through the period ending February 28, 2017; however, Principal Funds, Inc. and Principal, the parties to the agreement, may mutually agree to terminate the expense limit prior to the end of the period.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - PFI Prospectus - Principal LifeTime 2050 Fund - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Principal LifeTime 2050 Fund, Class A [Member]	659	912	1,186	1,966
Principal LifeTime 2050 Fund, Class J [Member]	214	356	617	1,363
Principal LifeTime 2050 Fund, Institutional Class [Member]	78	243	422	942
Principal LifeTime 2050 Fund, Class R-1 [Member]	167	517	892	1,944
Principal LifeTime 2050 Fund, Class R-2 [Member]	154	477	824	1,802
Principal LifeTime 2050 Fund, Class R-3 [Member]	135	421	729	1,601
Principal LifeTime 2050 Fund, Class R-4 [Member]	116	362	628	1,386
Principal LifeTime 2050 Fund, Class R-5 [Member]	104	325	563	1,248

With respect to Class J shares, you would pay the following expenses if you did not redeem your shares (all other classes would be the same as in the above example):
Expense Example, No Redemption	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
PFI Prospectus | Principal LifeTime 2050 Fund | Principal LifeTime 2050 Fund, Class J [Member] | USD ($)	114	356	617	1,363

Portfolio Turnover
As a fund of funds, the Fund does not pay transaction costs, such as commissions, when it buys and sells shares of underlying funds (or “turns over” its portfolio). An underlying fund does pay transaction costs when it buys and sells portfolio securities, and a higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the examples, affect the performance of the underlying fund and the Fund. During its most recent fiscal year, the Fund's portfolio turnover rate was 21.6% of the average value of its portfolio.

Principal Investment Strategies
The Fund operates as a “target date fund” that invests according to an asset allocation strategy designed for investors having a retirement investment goal close to the year in the Fund’s name. The Fund's asset allocation will become more conservative over time as investment goals near (for example, retirement, which is assumed to begin at age 65) and investors become more risk-averse. The Fund is a fund of funds and invests in PFI Institutional Class shares. Its underlying funds consist of domestic and foreign equity funds, fixed-income funds, real asset funds, and other funds that aim to offer diversification beyond traditional equity and fixed-income securities. The Fund is managed by Principal Management Corporation (“Principal”); Principal has hired a sub-advisor, Principal Global Investors, LLC (“PGI”), to assist in managing the Fund.
Principal, with assistance from PGI, develops, implements and monitors the Fund's strategic or long-term asset class targets and target ranges, is also responsible for an active rebalancing strategy designed to identify asset classes that appear attractive over the short term and sets the percentage of Fund assets to be allocated to a particular asset class. Principal selects the underlying funds for each asset class and the target weights for each underlying fund.
Principal, with assistance from PGI, may shift asset class targets in response to normal evaluative processes, the shortening time horizon of the Fund or changes in market forces or Fund circumstances. Principal may add, remove, or substitute underlying funds at any time.
In selecting underlying funds and target weights, Principal considers both quantitative measures (e.g., past performance, expected levels of risk and returns, expense levels, diversification and style consistency) and qualitative factors (e.g., organizational stability, investment experience, investment and risk management processes, and information, trading, and compliance systems). There are no minimum or maximum percentages of assets that the Fund must invest in a specific asset class or underlying fund.
The underlying funds invest in growth and value stocks of small, medium, and large market capitalization companies, fixed-income securities, domestic and foreign (including those in emerging markets) securities, securities denominated in foreign currencies, investment companies (including index funds), and derivatives. A derivative is a financial arrangement, the value of which is derived from, or based on, a traditional security, asset, or market index. The underlying funds principally use equity index futures and options to manage equity exposure.
Approximately 15 years after its target year, the Fund's underlying fund allocation is expected to match that of the Principal LifeTime Strategic Income Fund. At that time, the Fund may be combined with the Principal LifeTime Strategic Income Fund if the Board of Directors determines that the combination is in the best interests of Fund shareholders. It is expected that at the target date in the Fund’s name, the shareholder will begin gradually withdrawing the account's value.

Principal Risks
The broad diversification of the Fund is designed to cushion severe losses in any one investment sector and moderate overall price volatility. However, the Fund is subject to the particular risks of the underlying funds in the proportions in which the Fund invests in them, and its share prices will fluctuate as the prices of underlying fund shares rise or fall with changing market conditions. If you sell your shares when their value is less than the price you paid, you will lose money. The Fund operates as a fund of funds and thus bears both its own expenses and, indirectly, its proportionate share of the expenses of the underlying funds in which it invests. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund that are inherent in the fund of funds, in alphabetical order, are:
Asset Allocation Risk. A fund's selection and weighting of asset classes may cause it to underperform other funds with a similar investment objective.
Conflict of Interest Risk. The Advisor and its affiliates earn different fees from different underlying funds and may have an incentive to allocate more fund-of-fund assets to underlying funds from which they receive higher fees.
Fund of Funds Risk. The performance and risks of a fund of funds directly correspond to the performance and risks of the underlying funds in which the fund invests. Fund shareholders bear indirectly their proportionate share of the expenses of other investment companies in which the fund invests.
Target Date Fund Risk. A target date fund should not be selected based solely on age or retirement date because there is no guarantee that this fund will provide adequate income at or through retirement.
The principal risks of investing in the Fund that are inherent in the underlying funds, in alphabetical order, are:
Derivatives Risk. Derivatives may not move in the direction anticipated by the portfolio manager. Transactions in derivatives may increase volatility, cause the liquidation of portfolio positions when not advantageous to do so and result in disproportionate losses that may be substantially greater than a fund's initial investment.

•
Futures. Futures involve specific risks, including: the imperfect correlation between the change in market value of the instruments held by the fund and the price of the future,; possible lack of a liquid secondary market for a future and the resulting inability to close a future when desired; counterparty risk; and if the fund has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements.

Emerging Markets Risk. Investments in emerging market countries may have more risk than those in developed market countries because the emerging markets are less developed and more illiquid. Emerging market countries can also be subject to increased social, economic, regulatory, and political uncertainties and can be extremely volatile.
Equity Securities Risk. The value of equity securities could decline if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment (such as market capitalization or style) may underperform other market segments or the equity markets as a whole.

•
Growth Stock Risk. If growth companies do not increase their earnings at a rate expected by investors, the market price of the stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can lessen price declines in market downturns.

•
Small and Medium Market Capitalization Companies. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.

•
Value Stock Risk. Value stocks may continue to be undervalued by the market for extended periods, including the entire period during which the stock is held by a fund, or the events that the portfolio manager believed would cause the stock price to increase may not occur as anticipated or at all. Moreover, a stock judged to be undervalued actually may be appropriately priced at a low level.

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income securities could default on its payment obligations.
Foreign Currency Risk. Risks of investing in securities denominated in, or that trade in, foreign (non-U.S.) currencies include changes in foreign exchange rates and foreign exchange restrictions.
Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).
Index Fund Risk. More likely than not, an index fund will underperform the index due to cashflows and the fees and expenses of the fund. The correlation between fund performance and index performance may also be affected by changes in securities markets, changes in the composition of the index and the timing of purchases and sales of fund shares.
Investment Company Securities Risk. Fund shareholders bear indirectly their proportionate share of the expenses of other investment companies in which the fund invests.
Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will be to changes in interest rates.
Redemption Risk. A fund that serves as an underlying fund for a fund of funds is subject to certain risks. When a fund of funds reallocates or rebalances its investments, an underlying fund may experience relatively large redemptions or investments. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

Performance
The following information provides some indication of the risks of investing in the Fund. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information by calling 1-800-222-5852 or online at:

•	For Classes A and J - www.principalfunds.com.

•	For Institutional Class and Classes R-1, R-2, R-3, R-4, and R-5 - www.principal.com.
The bar chart shows the investment returns of the Fund’s Class A shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). These annual returns do not reflect sales charges on Class A shares; if they did, results would be lower. The table shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare with those of one or more broad measures of market performance.

Total Returns as of December 31 (Class A shares)

Highest return for a quarter during the period of the bar chart above:	Q2 '09	17.71%
Lowest return for a quarter during the period of the bar chart above:	Q4 '08	(22.13)%

Average Annual Total Returns - PFI Prospectus - Principal LifeTime 2050 Fund	Label	1 Year	5 Years	10 Years
Principal LifeTime 2050 Fund, Class A [Member]	Class A Return Before Taxes	(6.53%)	6.44%	4.34%
Principal LifeTime 2050 Fund, Class A [Member] | After Taxes on Distributions	Class A Return After Taxes on Distributions	(7.79%)	5.32%	3.42%
Principal LifeTime 2050 Fund, Class A [Member] | After Taxes on Distributions and Sales	Class A Return After Taxes on Distribution and Sale of Fund Shares	(2.77%)	4.87%	3.28%
Principal LifeTime 2050 Fund, Class J [Member]	Class J Return Before Taxes	(2.08%)	7.53%	4.73%
Principal LifeTime 2050 Fund, Institutional Class [Member]	Institutional Class Return Before Taxes	(0.74%)	8.04%	5.33%
Principal LifeTime 2050 Fund, Class R-1 [Member]	Class R-1 Return Before Taxes	(1.62%)	7.10%	4.41%
Principal LifeTime 2050 Fund, Class R-2 [Member]	Class R-2 Return Before Taxes	(1.44%)	7.23%	4.55%
Principal LifeTime 2050 Fund, Class R-3 [Member]	Class R-3 Return Before Taxes	(1.28%)	7.42%	4.74%
Principal LifeTime 2050 Fund, Class R-4 [Member]	Class R-4 Return Before Taxes	(1.10%)	7.63%	4.93%
Principal LifeTime 2050 Fund, Class R-5 [Member]	Class R-5 Return Before Taxes	(1.01%)	7.77%	5.06%
S&P Target Date 2050 Index	S&P Target Date 2050 Index (reflects no deduction for fees, expenses, or taxes)	(0.47%)	7.93%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A shares only and would be different for the other share classes.

PFI Prospectus | Principal LifeTime 2055 Fund [Member]
PRINCIPAL LIFETIME 2055 FUND
Objective:
The Fund seeks a total return consisting of long-term growth of capital and current income.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment):
Shareholder Fees - USD ($)	Principal LifeTime 2055 Fund, Institutional Class [Member]	Principal LifeTime 2055 Fund, Class R-1 [Member]	Principal LifeTime 2055 Fund, Class R-2 [Member]	Principal LifeTime 2055 Fund, Class R-3	Principal LifeTime 2055 Fund, Class R-4 [Member]	Principal LifeTime 2055 Fund, Class R-5 [Member]
Shareholder Fee, Other | PFI Prospectus | Principal LifeTime 2055 Fund	none	none	none	none	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - PFI Prospectus - Principal LifeTime 2055 Fund		Principal LifeTime 2055 Fund, Institutional Class [Member]	Principal LifeTime 2055 Fund, Class R-1 [Member]	Principal LifeTime 2055 Fund, Class R-2 [Member]	Principal LifeTime 2055 Fund, Class R-3	Principal LifeTime 2055 Fund, Class R-4 [Member]	Principal LifeTime 2055 Fund, Class R-5 [Member]
Management Fees (as a percentage of Assets)	[1]	none	none	none	none	none	none
Distribution and Service (12b-1) Fees			0.35%	0.30%	0.25%	0.10%
Other Expenses (as a percentage of Assets):		0.04%	0.55%	0.47%	0.34%	0.30%	0.28%
Acquired Fund Fees and Expenses		0.74%	0.74%	0.74%	0.74%	0.74%	0.74%
Expenses (as a percentage of Assets)		0.78%	1.64%	1.51%	1.33%	1.14%	1.02%
Fee Waiver or Reimbursement	[2]		none	none	none	none	none
Net Expenses (as a percentage of Assets)		0.78%	1.64%	1.51%	1.33%	1.14%	1.02%
[1]	Management Fees in the table have been restated to reflect current fees. Effective March 1, 2016, the Management Fees were reduced.
[2]	Principal Management Corporation ("Principal"), the investment advisor, has contractually agreed to limit the Fund’s expenses by paying, if necessary, expenses normally payable by the Fund, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses) to maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 0.93% for Class R-1, 0.80% for Class R-2, 0.62% for Class R-3, 0.43% for Class R-4, and 0.31% for Class R-5 shares. It is expected that the expense limits will continue through the period ending February 28, 2017; however, Principal Funds, Inc. and Principal, the parties to the agreement, may mutually agree to terminate the expense limits prior to the end of the period.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - PFI Prospectus - Principal LifeTime 2055 Fund - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Principal LifeTime 2055 Fund, Institutional Class [Member]	80	249	433	966
Principal LifeTime 2055 Fund, Class R-1 [Member]	167	517	892	1,944
Principal LifeTime 2055 Fund, Class R-2 [Member]	154	477	824	1,802
Principal LifeTime 2055 Fund, Class R-3	135	421	729	1,601
Principal LifeTime 2055 Fund, Class R-4 [Member]	116	362	628	1,386
Principal LifeTime 2055 Fund, Class R-5 [Member]	104	325	563	1,248

Portfolio Turnover
As a fund of funds, the Fund does not pay transaction costs, such as commissions, when it buys and sells shares of underlying funds (or “turns over” its portfolio). An underlying fund does pay transaction costs when it buys and sells portfolio securities, and a higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the examples, affect the performance of the underlying fund and the Fund. During its most recent fiscal year, the Fund's portfolio turnover rate was 22.4% of the average value of its portfolio.

Principal Investment Strategies
The Fund operates as a “target date fund” that invests according to an asset allocation strategy designed for investors having a retirement investment goal close to the year in the Fund’s name. The Fund's asset allocation will become more conservative over time as investment goals near (for example, retirement, which is assumed to begin at age 65) and investors become more risk-averse. The Fund is a fund of funds and invests in PFI Institutional Class shares. Its underlying funds consist of domestic and foreign equity funds, fixed-income funds, real asset funds, and other funds that aim to offer diversification beyond traditional equity and fixed-income securities. The Fund is managed by Principal Management Corporation (“Principal”); Principal has hired a sub-advisor, Principal Global Investors, LLC (“PGI”), to assist in managing the Fund.
Principal, with assistance from PGI, develops, implements and monitors the Fund's strategic or long-term asset class targets and target ranges, is also responsible for an active rebalancing strategy designed to identify asset classes that appear attractive over the short term and sets the percentage of Fund assets to be allocated to a particular asset class. Principal selects the underlying funds for each asset class and the target weights for each underlying fund. Principal, with assistance from PGI, may shift asset class targets in response to normal evaluative processes, the shortening time horizon of the Fund or changes in market forces or Fund circumstances. Principal may add, remove, or substitute underlying funds at any time.
In selecting underlying funds and target weights, Principal considers both quantitative measures (e.g., past performance, expected levels of risk and returns, expense levels, diversification and style consistency) and qualitative factors (e.g., organizational stability, investment experience, investment and risk management processes, and information, trading, and compliance systems). There are no minimum or maximum percentages of assets that the Fund must invest in a specific asset class or underlying fund.
The underlying funds invest in growth and value stocks of small, medium, and large market capitalization companies, fixed-income securities, domestic and foreign (including those in emerging markets) securities, securities denominated in foreign currencies, investment companies (including index funds), and derivatives. A derivative is a financial arrangement, the value of which is derived from, or based on, a traditional security, asset, or market index. The underlying funds principally use equity index futures and options to manage equity exposure.
Approximately 15 years after its target year, the Fund's underlying fund allocation is expected to match that of the Principal LifeTime Strategic Income Fund. At that time, the Fund may be combined with the Principal LifeTime Strategic Income Fund if the Board of Directors determines that the combination is in the best interests of Fund shareholders. It is expected that at the target date in the Fund’s name, the shareholder will begin gradually withdrawing the account's value.

Principal Risks
The broad diversification of the Fund is designed to cushion severe losses in any one investment sector and moderate overall price volatility. However, the Fund is subject to the particular risks of the underlying funds in the proportions in which the Fund invests in them, and its share prices will fluctuate as the prices of underlying fund shares rise or fall with changing market conditions. If you sell your shares when their value is less than the price you paid, you will lose money. The Fund operates as a fund of funds and thus bears both its own expenses and, indirectly, its proportionate share of the expenses of the underlying funds in which it invests. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund that are inherent in the fund of funds, in alphabetical order, are:
Asset Allocation Risk. A fund's selection and weighting of asset classes may cause it to underperform other funds with a similar investment objective.
Conflict of Interest Risk. The Advisor and its affiliates earn different fees from different underlying funds and may have an incentive to allocate more fund-of-fund assets to underlying funds from which they receive higher fees.
Fund of Funds Risk. The performance and risks of a fund of funds directly correspond to the performance and risks of the underlying funds in which the fund invests. Fund shareholders bear indirectly their proportionate share of the expenses of other investment companies in which the fund invests.
Target Date Fund Risk. A target date fund should not be selected based solely on age or retirement date because there is no guarantee that this fund will provide adequate income at or through retirement.
The principal risks of investing in the Fund that are inherent in the underlying funds, in alphabetical order, are:
Derivatives Risk. Derivatives may not move in the direction anticipated by the portfolio manager. Transactions in derivatives may increase volatility, cause the liquidation of portfolio positions when not advantageous to do so and result in disproportionate losses that may be substantially greater than a fund's initial investment.

•
Futures. Futures involve specific risks, including: the imperfect correlation between the change in market value of the instruments held by the fund and the price of the future,; possible lack of a liquid secondary market for a future and the resulting inability to close a future when desired; counterparty risk; and if the fund has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements.

Emerging Markets Risk. Investments in emerging market countries may have more risk than those in developed market countries because the emerging markets are less developed and more illiquid. Emerging market countries can also be subject to increased social, economic, regulatory, and political uncertainties and can be extremely volatile.
Equity Securities Risk. The value of equity securities could decline if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment (such as market capitalization or style) may underperform other market segments or the equity markets as a whole.

•
Growth Stock Risk. If growth companies do not increase their earnings at a rate expected by investors, the market price of the stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can lessen price declines in market downturns.

•
Small and Medium Market Capitalization Companies. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.

•
Value Stock Risk. Value stocks may continue to be undervalued by the market for extended periods, including the entire period during which the stock is held by a fund, or the events that the portfolio manager believed would cause the stock price to increase may not occur as anticipated or at all. Moreover, a stock judged to be undervalued actually may be appropriately priced at a low level.

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income securities could default on its payment obligations.
Foreign Currency Risk. Risks of investing in securities denominated in, or that trade in, foreign (non-U.S.) currencies include changes in foreign exchange rates and foreign exchange restrictions.
Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).
Index Fund Risk. More likely than not, an index fund will underperform the index due to cashflows and the fees and expenses of the fund. The correlation between fund performance and index performance may also be affected by changes in securities markets, changes in the composition of the index and the timing of purchases and sales of fund shares.
Investment Company Securities Risk. Fund shareholders bear indirectly their proportionate share of the expenses of other investment companies in which the fund invests.
Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will be to changes in interest rates.
Redemption Risk. A fund that serves as an underlying fund for a fund of funds is subject to certain risks. When a fund of funds reallocates or rebalances its investments, an underlying fund may experience relatively large redemptions or investments. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

Performance
The following information provides some indication of the risks of investing in the Fund. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information by calling 1-800-222-5852 or online at www.principal.com.
The bar chart shows the investment returns of the Fund’s Institutional Class shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). The table shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare with those of one or more broad measures of market performance.
Life of Fund results are measured from the date the Fund's shares were first sold (February 29, 2008).

Total Returns as of December 31 (Institutional Class shares)

Highest return for a quarter during the period of the bar chart above:	Q2 '09	17.40%
Lowest return for a quarter during the period of the bar chart above:	Q3 '11	(17.02)%

Average Annual Total Returns - PFI Prospectus - Principal LifeTime 2055 Fund	Label	1 Year	5 Years	Since Inception	Inception Date
Principal LifeTime 2055 Fund, Institutional Class [Member]	Institutional Class Return Before Taxes	(0.75%)	7.96%	5.08%	Feb. 29, 2008
Principal LifeTime 2055 Fund, Institutional Class [Member] | After Taxes on Distributions	Institutional Class Return After Taxes on Distributions	(1.83%)	6.86%	4.20%	Feb. 29, 2008
Principal LifeTime 2055 Fund, Institutional Class [Member] | After Taxes on Distributions and Sales	Institutional Class Return After Taxes on Distribution and Sale of Fund Shares	0.37%	6.12%	3.86%	Feb. 29, 2008
Principal LifeTime 2055 Fund, Class R-1 [Member]	Class R-1 Return Before Taxes	(1.56%)	7.03%	4.17%	Feb. 29, 2008
Principal LifeTime 2055 Fund, Class R-2 [Member]	Class R-2 Return Before Taxes	(1.38%)	7.17%	4.30%	Feb. 29, 2008
Principal LifeTime 2055 Fund, Class R-3	Class R-3 Return Before Taxes	(1.21%)	7.37%	4.49%	Feb. 29, 2008
Principal LifeTime 2055 Fund, Class R-4 [Member]	Class R-4 Return Before Taxes	(1.00%)	7.58%	4.70%	Feb. 29, 2008
Principal LifeTime 2055 Fund, Class R-5 [Member]	Class R-5 Return Before Taxes	(0.92%)	7.70%	4.82%	Feb. 29, 2008
S&P Target Date 2055 Plus Index	S&P Target Date 2055+ Index (reflects no deduction for fees, expenses, or taxes)	(0.54%)	8.11%	5.47%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Institutional Class shares only and would be different for the other share classes.

PFI Prospectus | Principal LifeTime 2060 Fund [Member]
PRINCIPAL LIFETIME 2060 FUND
Objective:
The Fund seeks a total return consisting of long-term growth of capital and current income.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Principal LifeTime 2060 Fund, Class J [Member]	Principal LifeTime 2060 Fund, Institutional Class	Principal LifeTime 2060 Fund, Class R-1	Principal LifeTime 2060 Fund, Class R-2	Principal LifeTime 2060 Fund, Class R-3	Principal LifeTime 2060 Fund, Class R-4	Principal LifeTime 2060 Fund, Class R-5
Maximum Deferred Sales Charge (as a percentage) | PFI Prospectus | Principal LifeTime 2060 Fund	1.00%	none	none	none	none	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - PFI Prospectus - Principal LifeTime 2060 Fund		Principal LifeTime 2060 Fund, Class J [Member]		Principal LifeTime 2060 Fund, Institutional Class	Principal LifeTime 2060 Fund, Class R-1	Principal LifeTime 2060 Fund, Class R-2	Principal LifeTime 2060 Fund, Class R-3	Principal LifeTime 2060 Fund, Class R-4	Principal LifeTime 2060 Fund, Class R-5
Management Fees (as a percentage of Assets)	[1]	none		none	none	none	none	none	none
Distribution and Service (12b-1) Fees		0.15%	[2]		0.35%	0.30%	0.25%	0.10%
Other Expenses (as a percentage of Assets):		1.81%		0.06%	0.56%	0.48%	0.35%	0.31%	0.29%
Acquired Fund Fees and Expenses		0.75%		0.75%	0.75%	0.75%	0.75%	0.75%	0.75%
Expenses (as a percentage of Assets)		2.71%		0.81%	1.66%	1.53%	1.35%	1.16%	1.04%
Fee Waiver or Reimbursement	[3]	(1.58%)		none	none	none	none	none	none
Net Expenses (as a percentage of Assets)		1.13%		0.81%	1.66%	1.53%	1.35%	1.16%	1.04%
[1]	Management Fees in the table have been restated to reflect current fees. Effective March 1, 2016, the Management Fees were reduced.
[2]	Expense information in the table has been restated to reflect current fees. Effective December 31, 2015, the Distribution and/or Service (12b-1) Fees for Class J shares were reduced.
[3]	Principal Management Corporation ("Principal"), the investment advisor, has contractually agreed to limit the Fund’s expenses by paying, if necessary, expenses normally payable by the Fund, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses) to maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 0.38% for Class J, 0.10% for Institutional Class, 0.93% for Class R-1, 0.80% for Class R-2, 0.62% for Class R-3, 0.43% for Class R-4, and 0.31% for Class R-5 shares. It is expected that the expense limits will continue through the period ending February 28, 2017; however, Principal Funds, Inc. and Principal, the parties to the agreement, may mutually agree to terminate the expense limits prior to the end of the period.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - PFI Prospectus - Principal LifeTime 2060 Fund - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Principal LifeTime 2060 Fund, Class J [Member]	215	665	1,269	2,905
Principal LifeTime 2060 Fund, Institutional Class	83	259	450	1,002
Principal LifeTime 2060 Fund, Class R-1	169	523	902	1,965
Principal LifeTime 2060 Fund, Class R-2	156	483	834	1,824
Principal LifeTime 2060 Fund, Class R-3	137	428	739	1,624
Principal LifeTime 2060 Fund, Class R-4	118	368	638	1,409
Principal LifeTime 2060 Fund, Class R-5	106	331	574	1,271

With respect to Class J shares, you would pay the following expenses if you did not redeem your shares (all other classes would be the same as in the above example):
Expense Example, No Redemption	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
PFI Prospectus | Principal LifeTime 2060 Fund | Principal LifeTime 2060 Fund, Class J [Member] | USD ($)	115	665	1,269	2,905

Portfolio Turnover
As a fund of funds, the Fund does not pay transaction costs, such as commissions, when it buys and sells shares of underlying funds (or “turns over” its portfolio). An underlying fund does pay transaction costs when it buys and sells portfolio securities, and a higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the examples, affect the performance of the underlying fund and the Fund. During its most recent fiscal year, the Fund's portfolio turnover rate was 24.5% of the average value of its portfolio.

Principal Investment Strategies
The Fund operates as a “target date fund” that invests according to an asset allocation strategy designed for investors having a retirement investment goal close to the year in the Fund’s name. The Fund's asset allocation will become more conservative over time as investment goals near (for example, retirement, which is assumed to begin at age 65) and investors become more risk-averse. The Fund is a fund of funds and invests in PFI Institutional Class shares. Its underlying funds consist of domestic and foreign equity funds, fixed-income funds, real asset funds, and other funds that aim to offer diversification beyond traditional equity and fixed-income securities. The Fund is managed by Principal Management Corporation (“Principal”); Principal has hired a sub-advisor, Principal Global Investors, LLC (“PGI”), to assist in managing the Fund.
Principal, with assistance from PGI, develops, implements and monitors the Fund's strategic or long-term asset class targets and target ranges, is also responsible for an active rebalancing strategy designed to identify asset classes that appear attractive over the short term and sets the percentage of Fund assets to be allocated to a particular asset class. Principal selects the underlying funds for each asset class and the target weights for each underlying fund. Principal, with assistance from PGI, may shift asset class targets in response to normal evaluative processes, the shortening time horizon of the Fund or changes in market forces or Fund circumstances. Principal may add, remove, or substitute underlying funds at any time.
In selecting underlying funds and target weights, Principal considers both quantitative measures (e.g., past performance, expected levels of risk and returns, expense levels, diversification and style consistency) and qualitative factors (e.g., organizational stability, investment experience, investment and risk management processes, and information, trading, and compliance systems). There are no minimum or maximum percentages of assets that the Fund must invest in a specific asset class or underlying fund.
The underlying funds invest in growth and value stocks of small, medium, and large market capitalization companies, fixed-income securities, domestic and foreign (including those in emerging markets) securities, securities denominated in foreign currencies, investment companies (including index funds), and derivatives. A derivative is a financial arrangement, the value of which is derived from, or based on, a traditional security, asset, or market index. The underlying funds principally use equity index futures and options to manage equity exposure.
Approximately 15 years after its target year, the Fund's underlying fund allocation is expected to match that of the Principal LifeTime Strategic Income Fund. At that time, the Fund may be combined with the Principal LifeTime Strategic Income Fund if the Board of Directors determines that the combination is in the best interests of Fund shareholders. It is expected that at the target date in the Fund’s name, the shareholder will begin gradually withdrawing the account's value.

Principal Risks
The broad diversification of the Fund is designed to cushion severe losses in any one investment sector and moderate overall price volatility. However, the Fund is subject to the particular risks of the underlying funds in the proportions in which the Fund invests in them, and its share prices will fluctuate as the prices of underlying fund shares rise or fall with changing market conditions. If you sell your shares when their value is less than the price you paid, you will lose money. The Fund operates as a fund of funds and thus bears both its own expenses and, indirectly, its proportionate share of the expenses of the underlying funds in which it invests. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund that are inherent in the fund of funds, in alphabetical order, are:
Asset Allocation Risk. A fund's selection and weighting of asset classes may cause it to underperform other funds with a similar investment objective.
Conflict of Interest Risk. The Advisor and its affiliates earn different fees from different underlying funds and may have an incentive to allocate more fund-of-fund assets to underlying funds from which they receive higher fees.
Fund of Funds Risk. The performance and risks of a fund of funds directly correspond to the performance and risks of the underlying funds in which the fund invests. Fund shareholders bear indirectly their proportionate share of the expenses of other investment companies in which the fund invests.
Target Date Fund Risk. A target date fund should not be selected based solely on age or retirement date because there is no guarantee that this fund will provide adequate income at or through retirement.
The principal risks of investing in the Fund that are inherent in the underlying funds, in alphabetical order, are:
Derivatives Risk. Derivatives may not move in the direction anticipated by the portfolio manager. Transactions in derivatives may increase volatility, cause the liquidation of portfolio positions when not advantageous to do so and result in disproportionate losses that may be substantially greater than a fund's initial investment.

•
Futures. Futures involve specific risks, including: the imperfect correlation between the change in market value of the instruments held by the fund and the price of the future,; possible lack of a liquid secondary market for a future and the resulting inability to close a future when desired; counterparty risk; and if the fund has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements.

Emerging Markets Risk. Investments in emerging market countries may have more risk than those in developed market countries because the emerging markets are less developed and more illiquid. Emerging market countries can also be subject to increased social, economic, regulatory, and political uncertainties and can be extremely volatile.
Equity Securities Risk. The value of equity securities could decline if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment (such as market capitalization or style) may underperform other market segments or the equity markets as a whole.

•
Growth Stock Risk. If growth companies do not increase their earnings at a rate expected by investors, the market price of the stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can lessen price declines in market downturns.

•
Small and Medium Market Capitalization Companies. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.

•
Value Stock Risk. Value stocks may continue to be undervalued by the market for extended periods, including the entire period during which the stock is held by a fund, or the events that the portfolio manager believed would cause the stock price to increase may not occur as anticipated or at all. Moreover, a stock judged to be undervalued actually may be appropriately priced at a low level.

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income securities could default on its payment obligations.
Foreign Currency Risk. Risks of investing in securities denominated in, or that trade in, foreign (non-U.S.) currencies include changes in foreign exchange rates and foreign exchange restrictions.
Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).
Index Fund Risk. More likely than not, an index fund will underperform the index due to cashflows and the fees and expenses of the fund. The correlation between fund performance and index performance may also be affected by changes in securities markets, changes in the composition of the index and the timing of purchases and sales of fund shares.
Investment Company Securities Risk. Fund shareholders bear indirectly their proportionate share of the expenses of other investment companies in which the fund invests.
Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will be to changes in interest rates.
Redemption Risk. A fund that serves as an underlying fund for a fund of funds is subject to certain risks. When a fund of funds reallocates or rebalances its investments, an underlying fund may experience relatively large redemptions or investments. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

Performance
The following information provides some indication of the risks of investing in the Fund. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information by calling 1-800-222-5852 or online at:

•	For Class J - www.principalfunds.com.

•	For Institutional Class and Classes R-1, R-2, R-3, R-4, and R-5 - www.principal.com.
The bar chart shows the investment returns of the Fund’s Institutional Class shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). The table shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare with those of one or more broad measures of market performance.
Life of Fund results are measured from the date the Fund's shares were first sold (March 1, 2013).

Total Returns as of December 31 (Institutional Class shares)

Highest return for a quarter during the period of the bar chart above:	Q4 '15	4.28%
Lowest return for a quarter during the period of the bar chart above:	Q3 ‘15	(7.61)%

Average Annual Total Returns - PFI Prospectus - Principal LifeTime 2060 Fund	Label	1 Year	Since Inception	Inception Date
Principal LifeTime 2060 Fund, Class J [Member]	Class J Return Before Taxes	(2.01%)	8.12%	Mar. 01, 2013
Principal LifeTime 2060 Fund, Institutional Class	Institutional Class Return Before Taxes	(0.80%)	8.44%	Mar. 01, 2013
Principal LifeTime 2060 Fund, Institutional Class | After Taxes on Distributions	Institutional Class Return After Taxes on Distributions	(1.60%)	7.57%	Mar. 01, 2013
Principal LifeTime 2060 Fund, Institutional Class | After Taxes on Distributions and Sales	Institutional Class Return After Taxes on Distribution and Sale of Fund Shares	0.13%	6.36%	Mar. 01, 2013
Principal LifeTime 2060 Fund, Class R-1	Class R-1 Return Before Taxes	(1.62%)	7.54%	Mar. 01, 2013
Principal LifeTime 2060 Fund, Class R-2	Class R-2 Return Before Taxes	(1.44%)	7.68%	Mar. 01, 2013
Principal LifeTime 2060 Fund, Class R-3	Class R-3 Return Before Taxes	(1.31%)	7.95%	Mar. 01, 2013
Principal LifeTime 2060 Fund, Class R-4	Class R-4 Return Before Taxes	(1.06%)	8.09%	Mar. 01, 2013
Principal LifeTime 2060 Fund, Class R-5	Class R-5 Return Before Taxes	(1.00%)	8.21%	Mar. 01, 2013
S&P Target Date 2055 Plus Index	S&P Target Date 2055+ Index (reflects no deduction for fees, expenses, or taxes)	(0.54%)	8.26%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Institutional Class shares only and would be different for the other share classes.

PFI Prospectus | Principal LifeTime Hybrid Income Fund
PRINCIPAL LIFETIME HYBRID INCOME FUND
Objective:
The Fund seeks current income
and as a secondary objective, capital appreciation
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment):
Shareholder Fees - USD ($)	Principal LifeTime Hybrid Income Fund, Institutional Class	Principal LifeTime Hybrid Income Fund, R-3	Principal LifeTime Hybrid Income Fund, R-5	Principal LifeTime Hybrid Income Fund, R-6
Shareholder Fee, Other | PFI Prospectus | Principal LifeTime Hybrid Income Fund	none	none	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - PFI Prospectus - Principal LifeTime Hybrid Income Fund		Principal LifeTime Hybrid Income Fund, Institutional Class	Principal LifeTime Hybrid Income Fund, R-3		Principal LifeTime Hybrid Income Fund, R-5		Principal LifeTime Hybrid Income Fund, R-6
Management Fees (as a percentage of Assets)	[1]	none	none		none		none
Distribution and Service (12b-1) Fees			0.25%
Other Expenses (as a percentage of Assets):		34.60%	16.53%	[2]	16.47%	[2]	16.28%	[2]
Acquired Fund Fees and Expenses		0.45%	0.45%		0.45%		0.45%
Expenses (as a percentage of Assets)		35.05%	17.23%		16.92%		16.73%
Fee Waiver or Reimbursement	[3]	(34.55%)	(16.16%)		(16.16%)		(16.26%)
Net Expenses (as a percentage of Assets)		0.50%	1.07%		0.76%		0.47%
[1]	Management Fees in the table have been restated to reflect current fees. Effective March 1, 2016, the Management Fees were reduced.
[2]	Based on estimated amounts for the current fiscal year (Classes R-3, R-5, and R-6).
[3]	Principal Management Corporation ("Principal"), the investment advisor, has contractually agreed to limit the Fund’s expenses by paying, if necessary, expenses normally payable by the Fund, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses) to maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 0.05% for Institutional, 0.62% for R-3, 0.31% for R-5 and 0.02% for R-6 shares. It is expected that the expense limits will continue through the period ending February 28, 2017; however, Principal Funds, Inc. and Principal, the parties to the agreement, may mutually agree to terminate the expense limits prior to the end of the period.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - PFI Prospectus - Principal LifeTime Hybrid Income Fund - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Principal LifeTime Hybrid Income Fund, Institutional Class	51	5,105	7,899	10,129
Principal LifeTime Hybrid Income Fund, R-3	109	3,075	5,579	9,604
Principal LifeTime Hybrid Income Fund, R-5	78	3,004	5,496	9,548
Principal LifeTime Hybrid Income Fund, R-6	48	2,951	5,438	9,510

Portfolio Turnover
As a fund of funds, the Fund does not pay transaction costs, such as commissions, when it buys and sells shares of underlying funds (or “turns over” its portfolio). An underlying fund does pay transaction costs when it buys and sells portfolio securities, and a higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the examples, affect the performance of the underlying fund and the Fund.

Principal Investment Strategies
The Fund invests according to an asset allocation strategy designed for investors primarily seeking current income and secondarily capital appreciation. The Fund's asset allocation is designed for investors who are approximately 15 years beyond the normal retirement age of 65. The Fund is a fund of funds that invests in Institutional Class shares of Principal Funds, Inc. (“PFI”), with a majority of the Fund's assets invested in index funds. Its underlying funds consist of domestic and foreign equity funds, fixed-income funds, real asset funds, and other funds that aim to offer diversification beyond traditional equity and fixed-income securities. The Fund actively trades portfolio securities. The Fund is managed by Principal Management Corporation (“Principal”).
Principal develops, implements and monitors the Fund's strategic or long-term asset class targets and target ranges, is responsible for an active rebalancing strategy designed to identify asset classes that appear attractive over the short term, and sets the percentage of Fund assets to be allocated to a particular asset class. Principal selects the underlying funds for each asset class and the target weights for each underlying fund and may shift asset class targets in response to normal evaluative processes, the shortening time horizon of the Fund or changes in market forces or Fund circumstances. Principal may add, remove, or substitute underlying funds at any time.
In selecting underlying funds and target weights, Principal considers both quantitative measures (e.g., past performance, expected levels of risk and returns, expense levels, diversification and style consistency) and qualitative factors (e.g., organizational stability, investment experience, investment and risk management processes, and information, trading, and compliance systems). There are no minimum or maximum percentages of assets that the Fund must invest in a specific asset class or underlying fund.
The underlying funds invest in growth and value stocks of large market capitalization companies, fixed-income securities, domestic and foreign securities, securities denominated in foreign currencies, investment companies (including index funds), real estate securities, derivatives, mortgage-backed securities, and U.S. government and U.S. government-sponsored securities. The underlying funds engage in derivative transactions to gain exposure to a variety of securities or asset classes or attempt to reduce risk. A derivative is a financial arrangement, the value of which is derived from, or based on, a traditional security, asset, or market index. The underlying funds principally use futures, options, swaps (including, for example, credit default, interest rate, and currency swaps) and forwards.

Principal Risks
The broad diversification of the Fund is designed to cushion severe losses in any one investment sector and moderate overall price volatility. However, the Fund is subject to the particular risks of the underlying funds in the proportions in which the Fund invests in them, and its share prices will fluctuate as the prices of underlying fund shares rise or fall with changing market conditions. If you sell your shares when their value is less than the price you paid, you will lose money. The Fund operates as a fund of funds and thus bears both its own expenses and, indirectly, its proportionate share of the expenses of the underlying funds in which it invests. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund that are inherent in the fund of funds, in alphabetical order, are:
Asset Allocation Risk. A fund's selection and weighting of asset classes may cause it to underperform other funds with a similar investment objective.
Conflict of Interest Risk. The Advisor and its affiliates earn different fees from different underlying funds and may have an incentive to allocate more fund-of-fund assets to underlying funds from which they receive higher fees.
Fund of Funds Risk. The performance and risks of a fund of funds directly correspond to the performance and risks of the underlying funds in which the fund invests. Fund shareholders bear indirectly their proportionate share of the expenses of other investment companies in which the fund invests.
Target Date Fund Risk. A target date fund should not be selected based solely on age or retirement date because there is no guarantee that this fund will provide adequate income at or through retirement.
The principal risks of investing in the Fund that are inherent in the underlying funds, in alphabetical order, are:
Counterparty Risk. Counterparty risk is the risk that the counterparty to a contract or other obligation will be unable or unwilling to honor its obligations.
Derivatives Risk. Derivatives may not move in the direction anticipated by the portfolio manager. Transactions in derivatives may increase volatility, cause the liquidation of portfolio positions when not advantageous to do so and result in disproportionate losses that may be substantially greater than a fund's initial investment.

•
Futures. Futures involve specific risks, including: the imperfect correlation between the change in market value of the instruments held by the fund and the price of the future,; possible lack of a liquid secondary market for a future and the resulting inability to close a future when desired; counterparty risk; and if the fund has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements.

Equity Securities Risk. The value of equity securities could decline if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment (such as market capitalization or style) may underperform other market segments or the equity markets as a whole.

•
Growth Stock Risk. If growth companies do not increase their earnings at a rate expected by investors, the market price of the stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can lessen price declines in market downturns.

•
Value Stock Risk. Value stocks may continue to be undervalued by the market for extended periods, including the entire period during which the stock is held by a fund, or the events that the portfolio manager believed would cause the stock price to increase may not occur as anticipated or at all. Moreover, a stock judged to be undervalued actually may be appropriately priced at a low level.

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income securities could default on its payment obligations.
Foreign Currency Risk. Risks of investing in securities denominated in, or that trade in, foreign (non-U.S.) currencies include changes in foreign exchange rates and foreign exchange restrictions.
Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).
Index Fund Risk. More likely than not, an index fund will underperform the index due to cashflows and the fees and expenses of the fund. The correlation between fund performance and index performance may also be affected by changes in securities markets, changes in the composition of the index and the timing of purchases and sales of fund shares.
Investment Company Securities Risk. Fund shareholders bear indirectly their proportionate share of the expenses of other investment companies in which the fund invests.
Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will be to changes in interest rates.
Portfolio Turnover (Active Trading) Risk. A fund that has a portfolio turnover rate over 100% is considered actively traded. Actively trading portfolio securities may accelerate realization of taxable gains and losses, lower fund performance and may result in high portfolio turnover rates and increased brokerage costs.
Real Estate Securities Risk. Real estate securities are subject to the risks associated with direct ownership of real estate, including declines in value, adverse economic conditions, increases in expenses, regulatory changes and environmental problems. Investing in securities of companies in the real estate industry, subjects a fund to the special risks associated with the real estate market including factors such as loss to casualty or condemnation, changes in real estate values, property taxes, interest rates, cash flow of underlying real estate assets, occupancy rates, government regulations affecting zoning, land use and rents, and the management skill and creditworthiness of the issuer.
Redemption Risk. A fund that serves as an underlying fund for a fund of funds is subject to certain risks. When a fund of funds reallocates or rebalances its investments, an underlying fund may experience relatively large redemptions or investments. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.
Securitized Products Risk. Unscheduled prepayments on mortgage-backed and asset-backed securities may have to be reinvested at lower rates. A reduction in prepayments may increase the effective maturities of these securities, exposing them to the risk of decline in market value over time (extension risk).
U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields from many other fixed-income securities.
U.S. Government-Sponsored Securities Risk. Securities issued by U.S. government-sponsored or -chartered enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and the Federal Home Loan Banks are not issued or guaranteed by the U.S. Treasury.

Performance
The following information provides some indication of the risks of investing in the Fund. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information by calling 1-800-222-5852 or online at:

•	For Institutional Class and Class R-6 - www.principal.com.
The bar chart shows the investment returns of the Fund’s Institutional Class shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). The table shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare with those of one or more broad measures of market performance.
Life of Fund results are measured from the date the Fund's shares were first sold (September 30, 2014).
For periods prior to the inception date of Class R-6 shares (August 24, 2015), the performance shown in the table for Class R-6 shares is based on the performance of the Fund's Institutional Class shares, adjusted to reflect the fees and expenses of Class R-6 shares. These adjustments for Class R-6 shares result in performance for such periods that is no higher than the historical performance of the Institutional Class shares, which were first sold on September 30, 2014.

Total Returns as of December 31 (Institutional Class shares)

Highest return for a quarter during the period of the bar chart above:	Q1 '15	2.37%
Lowest return for a quarter during the period of the bar chart above:	Q3 ‘15	(2.03)%

Average Annual Total Returns - PFI Prospectus - Principal LifeTime Hybrid Income Fund	Label	1 Year	Since Inception	Inception Date
Principal LifeTime Hybrid Income Fund, Institutional Class	Institutional Class Return Before Taxes	(0.05%)	1.08%	Sep. 30, 2014
Principal LifeTime Hybrid Income Fund, Institutional Class | After Taxes on Distributions	Institutional Class Return After Taxes on Distributions	(0.63%)	(0.72%)	Sep. 30, 2014
Principal LifeTime Hybrid Income Fund, Institutional Class | After Taxes on Distributions and Sales	Institutional Class Return After Taxes on Distribution and Sale of Fund Shares	0.04%	0.13%	Sep. 30, 2014
Principal LifeTime Hybrid Income Fund, R-6	Class R-6 Return Before Taxes	(0.05%)	1.08%	Sep. 30, 2014
S&P Target Date Retirement Income Index [Member]	S&P Target Date Retirement Income Index	(0.18%)	1.05%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Institutional Class shares only and would be different for the other share classes.

PFI Prospectus | Principal LifeTime Hybrid 2015 Fund
PRINCIPAL LIFETIME HYBRID 2015 FUND
Objective:
The Fund seeks a total return consisting of long-term growth of capital and current income.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment):
Shareholder Fees	Shareholder Fee, Other PFI Prospectus Principal LifeTime Hybrid 2015 Fund USD ($)
Principal LifeTime Hybrid 2015 Fund, Institutional Class	none
Principal LifeTime Hybrid 2015 Fund, R-3	none
Principal LifeTime Hybrid 2015 Fund, R-5	none
Principal LifeTime Hybrid 2015 Fund, R-6	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - PFI Prospectus - Principal LifeTime Hybrid 2015 Fund		Principal LifeTime Hybrid 2015 Fund, Institutional Class	Principal LifeTime Hybrid 2015 Fund, R-3		Principal LifeTime Hybrid 2015 Fund, R-5		Principal LifeTime Hybrid 2015 Fund, R-6
Management Fees (as a percentage of Assets)	[1]	none	none		none		none
Distribution and Service (12b-1) Fees			0.25%
Other Expenses (as a percentage of Assets):		5.45%	2.90%	[2]	2.84%	[2]	2.65%	[2]
Acquired Fund Fees and Expenses		0.42%	0.42%		0.42%		0.42%
Expenses (as a percentage of Assets)		5.87%	3.57%		3.26%		3.07%
Fee Waiver or Reimbursement	[3]	(5.40%)	(2.53%)		(2.53%)		(2.63%)
Net Expenses (as a percentage of Assets)		0.47%	1.04%		0.73%		0.44%
[1]	Management Fees in the table have been restated to reflect current fees. Effective March 1, 2016, the Management Fees were reduced.
[2]	Based on estimated amounts for the current fiscal year (Classes R-3, R-5, and R-6).
[3]	Principal Management Corporation ("Principal"), the investment advisor, has contractually agreed to limit the Fund’s expenses by paying, if necessary, expenses normally payable by the Fund, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses) to maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 0.05% for Institutional, 0.62% for R-3, 0.31% for R-5 and 0.02% for R-6 shares. It is expected that the expense limits will continue through the period ending February 28, 2017; however, Principal Funds, Inc. and Principal, the parties to the agreement, may mutually agree to terminate the expense limits prior to the end of the period.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - PFI Prospectus - Principal LifeTime Hybrid 2015 Fund - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Principal LifeTime Hybrid 2015 Fund, Institutional Class	48	1,181	2,387	5,312
Principal LifeTime Hybrid 2015 Fund, R-3	106	818	1,596	3,640
Principal LifeTime Hybrid 2015 Fund, R-5	75	725	1,444	3,354
Principal LifeTime Hybrid 2015 Fund, R-6	45	657	1,339	3,165

Portfolio Turnover
As a fund of funds, the Fund does not pay transaction costs, such as commissions, when it buys and sells shares of underlying funds (or “turns over” its portfolio). An underlying fund does pay transaction costs when it buys and sells portfolio securities, and a higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the examples, affect the performance of the underlying fund and the Fund. During its most recent fiscal year, the Fund's portfolio turnover rate was 20.9% of the average value of its portfolio.

Principal Investment Strategies
The Fund operates as a “target date fund” that invests according to an asset allocation strategy designed for investors having a retirement investment goal close to the year in the Fund’s name. The Fund's asset allocation will become more conservative over time as investment goals near (for example, retirement, which is assumed to begin at age 65) and investors become more risk-averse. The Fund is a fund of funds that invests in Institutional Class shares of Principal Funds, Inc. (“PFI”), with a majority of the Fund's assets invested in index funds. Its underlying funds consist of domestic and foreign equity funds, fixed-income funds, real asset funds, and other funds that aim to offer diversification beyond traditional equity and fixed-income securities. The Fund is managed by Principal Management Corporation (“Principal”).
Principal develops, implements and monitors the Fund's strategic or long-term asset class targets and target ranges, is responsible for an active rebalancing strategy designed to identify asset classes that appear attractive over the short term, and sets the percentage of Fund assets to be allocated to a particular asset class. Principal selects the underlying funds for each asset class and the target weights for each underlying fund and may shift asset class targets in response to normal evaluative processes, the shortening time horizon of the Fund or changes in market forces or Fund circumstances. Principal may add, remove, or substitute underlying funds at any time.
In selecting underlying funds and target weights, Principal considers both quantitative measures (e.g., past performance, expected levels of risk and returns, expense levels, diversification and style consistency) and qualitative factors (e.g., organizational stability, investment experience, investment and risk management processes, and information, trading, and compliance systems). There are no minimum or maximum percentages of assets that the Fund must invest in a specific asset class or underlying fund.
The underlying funds invest in growth and value stocks of large market capitalization companies, fixed-income securities, domestic and foreign (including those in emerging markets) securities, securities denominated in foreign currencies, investment companies (including index funds), real estate securities, derivatives, mortgage-backed and asset-backed securities, and U.S. government and U.S. government-sponsored securities. The underlying funds engage in derivative transactions to gain exposure to a variety of securities or asset classes or attempt to reduce risk. A derivative is a financial arrangement, the value of which is derived from, or based on, a traditional security, asset, or market index. The underlying funds principally use futures, options, swaps (including, for example, credit default, interest rate, and currency swaps) and forwards.
Approximately 15 years after its target year, the Fund's underlying fund allocation is expected to match that of the Principal LifeTime Hybrid Income Fund. At that time, the Fund may be combined with the Principal LifeTime Hybrid Income Fund if the Board of Directors determines that the combination is in the best interests of Fund shareholders. It is expected that at the target date in the Fund’s name, the shareholder will begin gradually withdrawing the account's value.

Principal Risks
The broad diversification of the Fund is designed to cushion severe losses in any one investment sector and moderate overall price volatility. However, the Fund is subject to the particular risks of the underlying funds in the proportions in which the Fund invests in them, and its share prices will fluctuate as the prices of underlying fund shares rise or fall with changing market conditions. If you sell your shares when their value is less than the price you paid, you will lose money. The Fund operates as a fund of funds and thus bears both its own expenses and, indirectly, its proportionate share of the expenses of the underlying funds in which it invests. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund that are inherent in the fund of funds, in alphabetical order, are:
Asset Allocation Risk. A fund's selection and weighting of asset classes may cause it to underperform other funds with a similar investment objective.
Conflict of Interest Risk. The Advisor and its affiliates earn different fees from different underlying funds and may have an incentive to allocate more fund-of-fund assets to underlying funds from which they receive higher fees.
Fund of Funds Risk. The performance and risks of a fund of funds directly correspond to the performance and risks of the underlying funds in which the fund invests. Fund shareholders bear indirectly their proportionate share of the expenses of other investment companies in which the fund invests.
Target Date Fund Risk. A target date fund should not be selected based solely on age or retirement date because there is no guarantee that this fund will provide adequate income at or through retirement.
The principal risks of investing in the Fund that are inherent in the underlying funds, in alphabetical order, are:
Counterparty Risk. Counterparty risk is the risk that the counterparty to a contract or other obligation will be unable or unwilling to honor its obligations.
Derivatives Risk. Derivatives may not move in the direction anticipated by the portfolio manager. Transactions in derivatives may increase volatility, cause the liquidation of portfolio positions when not advantageous to do so and result in disproportionate losses that may be substantially greater than a fund's initial investment.

•
Futures. Futures involve specific risks, including: the imperfect correlation between the change in market value of the instruments held by the fund and the price of the future,; possible lack of a liquid secondary market for a future and the resulting inability to close a future when desired; counterparty risk; and if the fund has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements.

Emerging Markets Risk. Investments in emerging market countries may have more risk than those in developed market countries because the emerging markets are less developed and more illiquid. Emerging market countries can also be subject to increased social, economic, regulatory, and political uncertainties and can be extremely volatile.
Equity Securities Risk. The value of equity securities could decline if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment (such as market capitalization or style) may underperform other market segments or the equity markets as a whole.

•
Growth Stock Risk. If growth companies do not increase their earnings at a rate expected by investors, the market price of the stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can lessen price declines in market downturns.

•
Value Stock Risk. Value stocks may continue to be undervalued by the market for extended periods, including the entire period during which the stock is held by a fund, or the events that the portfolio manager believed would cause the stock price to increase may not occur as anticipated or at all. Moreover, a stock judged to be undervalued actually may be appropriately priced at a low level.

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income securities could default on its payment obligations.
Foreign Currency Risk. Risks of investing in securities denominated in, or that trade in, foreign (non-U.S.) currencies include changes in foreign exchange rates and foreign exchange restrictions.
Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).
Index Fund Risk. More likely than not, an index fund will underperform the index due to cashflows and the fees and expenses of the fund. The correlation between fund performance and index performance may also be affected by changes in securities markets, changes in the composition of the index and the timing of purchases and sales of fund shares.
Investment Company Securities Risk. Fund shareholders bear indirectly their proportionate share of the expenses of other investment companies in which the fund invests.
Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will be to changes in interest rates.
Real Estate Securities Risk. Real estate securities are subject to the risks associated with direct ownership of real estate, including declines in value, adverse economic conditions, increases in expenses, regulatory changes and environmental problems. Investing in securities of companies in the real estate industry, subjects a fund to the special risks associated with the real estate market including factors such as loss to casualty or condemnation, changes in real estate values, property taxes, interest rates, cash flow of underlying real estate assets, occupancy rates, government regulations affecting zoning, land use and rents, and the management skill and creditworthiness of the issuer.
Redemption Risk. A fund that serves as an underlying fund for a fund of funds is subject to certain risks. When a fund of funds reallocates or rebalances its investments, an underlying fund may experience relatively large redemptions or investments. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.
Securitized Products Risk. Unscheduled prepayments on mortgage-backed and asset-backed securities may have to be reinvested at lower rates. A reduction in prepayments may increase the effective maturities of these securities, exposing them to the risk of decline in market value over time (extension risk).
U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields from many other fixed-income securities.
U.S. Government-Sponsored Securities Risk. Securities issued by U.S. government-sponsored or -chartered enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and the Federal Home Loan Banks are not issued or guaranteed by the U.S. Treasury.

Performance
The following information provides some indication of the risks of investing in the Fund. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information by calling 1-800-222-5852 or online at:

•	For Institutional Class and Class R-6 - www.principal.com.
The bar chart shows the investment returns of the Fund’s Institutional Class shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). The table shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare with those of one or more broad measures of market performance.
Life of Fund results are measured from the date the Fund's shares were first sold (September 30, 2014).
For periods prior to the inception date of Class R-6 shares (August 24, 2015), the performance shown in the table for Class R-6 shares is based on the performance of the Fund's Institutional Class shares, adjusted to reflect the fees and expenses of Class R-6 shares. These adjustments for Class R-6 shares result in performance for such periods that is no higher than the historical performance of the Institutional Class shares, which were first sold on September 30, 2014.

Total Returns as of December 31 (Institutional Class shares)

Highest return for a quarter during the period of the bar chart above:	Q1 '15	2.56%
Lowest return for a quarter during the period of the bar chart above:	Q3 ‘15	(4.12)%

Average Annual Total Returns - PFI Prospectus - Principal LifeTime Hybrid 2015 Fund	Label	1 Year	Since Inception	Inception Date
Principal LifeTime Hybrid 2015 Fund, Institutional Class	Institutional Class Return Before Taxes	(0.47%)	1.34%	Sep. 30, 2014
Principal LifeTime Hybrid 2015 Fund, Institutional Class | After Taxes on Distributions	Institutional Class Return After Taxes on Distributions	(1.01%)	(0.34%)	Sep. 30, 2014
Principal LifeTime Hybrid 2015 Fund, Institutional Class | After Taxes on Distributions and Sales	Institutional Class Return After Taxes on Distribution and Sale of Fund Shares	(0.12%)	0.52%	Sep. 30, 2014
Principal LifeTime Hybrid 2015 Fund, R-6	Class R-6 Return Before Taxes	(0.47%)	1.34%	Sep. 30, 2014
S&P Target Date 2015 Index	S&P Target Date 2015 Index	(0.16%)	1.34%	Sep. 30, 2014

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Institutional Class shares only and would be different for the other share classes.

PFI Prospectus | Principal LifeTime Hybrid 2020 Fund
PRINCIPAL LIFETIME HYBRID 2020 FUND
Objective:
The Fund seeks a total return consisting of long-term growth of capital and current income.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment):
Shareholder Fees	Shareholder Fee, Other PFI Prospectus Principal LifeTime Hybrid 2020 Fund USD ($)
Principal LifeTime Hybrid 2020 Fund, Institutional Class	none
Principal LifeTime Hybrid 2020 Fund, R-3	none
Principal LifeTime Hybrid 2020 Fund, R-5	none
Principal LifeTime Hybrid 2020 Fund, R-6	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - PFI Prospectus - Principal LifeTime Hybrid 2020 Fund		Principal LifeTime Hybrid 2020 Fund, Institutional Class	Principal LifeTime Hybrid 2020 Fund, R-3		Principal LifeTime Hybrid 2020 Fund, R-5		Principal LifeTime Hybrid 2020 Fund, R-6
Management Fees (as a percentage of Assets)	[1]	none	none		none		none
Distribution and Service (12b-1) Fees			0.25%
Other Expenses (as a percentage of Assets):		2.70%	1.59%	[2]	1.53%	[2]	1.34%	[2]
Acquired Fund Fees and Expenses		0.41%	0.41%		0.41%		0.41%
Expenses (as a percentage of Assets)		3.11%	2.25%		1.94%		1.75%
Fee Waiver or Reimbursement	[3]	(2.65%)	(1.22%)		(1.22%)		(1.32%)
Net Expenses (as a percentage of Assets)		0.46%	1.03%		0.72%		0.43%
[1]	Management Fees in the table have been restated to reflect current fees. Effective March 1, 2016, the Management Fees were reduced.
[2]	Based on estimated amounts for the current fiscal year (Classes R-3, R-5, and R-6).
[3]	Principal Management Corporation ("Principal"), the investment advisor, has contractually agreed to limit the Fund’s expenses by paying, if necessary, expenses normally payable by the Fund, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses) to maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 0.05% for Institutional, 0.62% for R-3, 0.31% for R-5 and 0.02% for R-6 shares. It is expected that the expense limits will continue through the period ending February 28, 2017; however, Principal Funds, Inc. and Principal, the parties to the agreement, may mutually agree to terminate the expense limits prior to the end of the period.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - PFI Prospectus - Principal LifeTime Hybrid 2020 Fund - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Principal LifeTime Hybrid 2020 Fund, Institutional Class	47	666	1,357	3,202
Principal LifeTime Hybrid 2020 Fund, R-3	105	566	1,074	2,473
Principal LifeTime Hybrid 2020 Fund, R-5	74	470	914	2,148
Principal LifeTime Hybrid 2020 Fund, R-6	44	400	804	1,934

Portfolio Turnover
As a fund of funds, the Fund does not pay transaction costs, such as commissions, when it buys and sells shares of underlying funds (or “turns over” its portfolio). An underlying fund does pay transaction costs when it buys and sells portfolio securities, and a higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the examples, affect the performance of the underlying fund and the Fund. During its most recent fiscal year, the Fund's portfolio turnover rate was 40.7% of the average value of its portfolio.

Principal Investment Strategies
The Fund operates as a “target date fund” that invests according to an asset allocation strategy designed for investors having a retirement investment goal close to the year in the Fund’s name. The Fund's asset allocation will become more conservative over time as investment goals near (for example, retirement, which is assumed to begin at age 65) and investors become more risk-averse. The Fund is a fund of funds that invests in Institutional Class shares of Principal Funds, Inc. (“PFI”), with a majority of the Fund's assets invested in index funds. Its underlying funds consist of domestic and foreign equity funds, fixed-income funds, real asset funds, and other funds that aim to offer diversification beyond traditional equity and fixed-income securities. The Fund is managed by Principal Management Corporation (“Principal”).
Principal develops, implements and monitors the Fund's strategic or long-term asset class targets and target ranges, is responsible for an active rebalancing strategy designed to identify asset classes that appear attractive over the short term, and sets the percentage of Fund assets to be allocated to a particular asset class. Principal selects the underlying funds for each asset class and the target weights for each underlying fund and may shift asset class targets in response to normal evaluative processes, the shortening time horizon of the Fund or changes in market forces or Fund circumstances. Principal may add, remove, or substitute underlying funds at any time.
In selecting underlying funds and target weights, Principal considers both quantitative measures (e.g., past performance, expected levels of risk and returns, expense levels, diversification and style consistency) and qualitative factors (e.g., organizational stability, investment experience, investment and risk management processes, and information, trading, and compliance systems). There are no minimum or maximum percentages of assets that the Fund must invest in a specific asset class or underlying fund.
The underlying funds invest in growth and value stocks of small, medium, and large market capitalization companies, fixed-income securities, domestic and foreign (including those in emerging markets) securities, securities denominated in foreign currencies, investment companies (including index funds), real estate securities, derivatives, and U.S. government and U.S. government-sponsored securities. The underlying funds engage in derivative transactions to gain exposure to a variety of securities or asset classes or attempt to reduce risk. A derivative is a financial arrangement, the value of which is derived from, or based on, a traditional security, asset, or market index. The underlying funds principally use futures, options, swaps (including, for example, credit default, interest rate, and currency swaps) and forwards.
Approximately 15 years after its target year, the Fund's underlying fund allocation is expected to match that of the Principal LifeTime Hybrid Income Fund. At that time, the Fund may be combined with the Principal LifeTime Hybrid Income Fund if the Board of Directors determines that the combination is in the best interests of Fund shareholders. It is expected that at the target date in the Fund’s name, the shareholder will begin gradually withdrawing the account's value.

Principal Risks
The broad diversification of the Fund is designed to cushion severe losses in any one investment sector and moderate overall price volatility. However, the Fund is subject to the particular risks of the underlying funds in the proportions in which the Fund invests in them, and its share prices will fluctuate as the prices of underlying fund shares rise or fall with changing market conditions. If you sell your shares when their value is less than the price you paid, you will lose money. The Fund operates as a fund of funds and thus bears both its own expenses and, indirectly, its proportionate share of the expenses of the underlying funds in which it invests. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund that are inherent in the fund of funds, in alphabetical order, are:
Asset Allocation Risk. A fund's selection and weighting of asset classes may cause it to underperform other funds with a similar investment objective.
Conflict of Interest Risk. The Advisor and its affiliates earn different fees from different underlying funds and may have an incentive to allocate more fund-of-fund assets to underlying funds from which they receive higher fees.
Fund of Funds Risk. The performance and risks of a fund of funds directly correspond to the performance and risks of the underlying funds in which the fund invests. Fund shareholders bear indirectly their proportionate share of the expenses of other investment companies in which the fund invests.
Target Date Fund Risk. A target date fund should not be selected based solely on age or retirement date because there is no guarantee that this fund will provide adequate income at or through retirement.
The principal risks of investing in the Fund that are inherent in the underlying funds, in alphabetical order, are:
Counterparty Risk. Counterparty risk is the risk that the counterparty to a contract or other obligation will be unable or unwilling to honor its obligations.
Derivatives Risk. Derivatives may not move in the direction anticipated by the portfolio manager. Transactions in derivatives may increase volatility, cause the liquidation of portfolio positions when not advantageous to do so and result in disproportionate losses that may be substantially greater than a fund's initial investment.

•
Futures. Futures involve specific risks, including: the imperfect correlation between the change in market value of the instruments held by the fund and the price of the future,; possible lack of a liquid secondary market for a future and the resulting inability to close a future when desired; counterparty risk; and if the fund has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements.

Emerging Markets Risk. Investments in emerging market countries may have more risk than those in developed market countries because the emerging markets are less developed and more illiquid. Emerging market countries can also be subject to increased social, economic, regulatory, and political uncertainties and can be extremely volatile.
Equity Securities Risk. The value of equity securities could decline if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment (such as market capitalization or style) may underperform other market segments or the equity markets as a whole.

•
Growth Stock Risk. If growth companies do not increase their earnings at a rate expected by investors, the market price of the stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can lessen price declines in market downturns.

•
Small and Medium Market Capitalization Companies. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.

•
Value Stock Risk. Value stocks may continue to be undervalued by the market for extended periods, including the entire period during which the stock is held by a fund, or the events that the portfolio manager believed would cause the stock price to increase may not occur as anticipated or at all. Moreover, a stock judged to be undervalued actually may be appropriately priced at a low level.

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income securities could default on its payment obligations.
Foreign Currency Risk. Risks of investing in securities denominated in, or that trade in, foreign (non-U.S.) currencies include changes in foreign exchange rates and foreign exchange restrictions
Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).
Index Fund Risk. More likely than not, an index fund will underperform the index due to cashflows and the fees and expenses of the fund. The correlation between fund performance and index performance may also be affected by changes in securities markets, changes in the composition of the index and the timing of purchases and sales of fund shares.
Investment Company Securities Risk. Fund shareholders bear indirectly their proportionate share of the expenses of other investment companies in which the fund invests.
Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will be to changes in interest rates.
Real Estate Securities Risk. Real estate securities are subject to the risks associated with direct ownership of real estate, including declines in value, adverse economic conditions, increases in expenses, regulatory changes and environmental problems. Investing in securities of companies in the real estate industry, subjects a fund to the special risks associated with the real estate market including factors such as loss to casualty or condemnation, changes in real estate values, property taxes, interest rates, cash flow of underlying real estate assets, occupancy rates, government regulations affecting zoning, land use and rents, and the management skill and creditworthiness of the issuer.
Redemption Risk. A fund that serves as an underlying fund for a fund of funds is subject to certain risks. When a fund of funds reallocates or rebalances its investments, an underlying fund may experience relatively large redemptions or investments. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.
U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields from many other fixed-income securities.
U.S. Government-Sponsored Securities Risk. Securities issued by U.S. government-sponsored or -chartered enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and the Federal Home Loan Banks are not issued or guaranteed by the U.S. Treasury.

Performance
The following information provides some indication of the risks of investing in the Fund. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information by calling 1-800-222-5852 or online at:

•	For Institutional Class and Class R-6 - www.principal.com.
The bar chart shows the investment returns of the Fund’s Institutional Class shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). The table shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare with those of one or more broad measures of market performance.
Life of Fund results are measured from the date the Fund's shares were first sold (September 30, 2014).
For periods prior to the inception date of Class R-6 shares (August 24, 2015), the performance shown in the table for Class R-6 shares is based on the performance of the Fund's Institutional Class shares, adjusted to reflect the fees and expenses of Class R-6 shares. These adjustments for Class R-6 shares result in performance for such periods that is no higher than the historical performance of the Institutional Class shares, which were first sold on September 30, 2014.

Total Returns as of December 31 (Institutional Class shares)	[6]
[1]	Management Fees in the table have been restated to reflect current fees. Effective March 1, 2016, the Management Fees were reduced.
[6]

Highest return for a quarter during the period of the bar chart above:	Q1 '15	2.86%
Lowest return for a quarter during the period of the bar chart above:	Q3 ‘15	(4.70)%
[6]
Average Annual Total Returns - PFI Prospectus - Principal LifeTime Hybrid 2020 Fund	Label	1 Year	Since Inception	Inception Date
Principal LifeTime Hybrid 2020 Fund, Institutional Class	Institutional Class Return Before Taxes	(0.23%)	1.84%	Sep. 30, 2014
Principal LifeTime Hybrid 2020 Fund, Institutional Class | After Taxes on Distributions	Institutional Class Return After Taxes on Distributions	(0.75%)	0.20%	Sep. 30, 2014
Principal LifeTime Hybrid 2020 Fund, Institutional Class | After Taxes on Distributions and Sales	Institutional Class Return After Taxes on Distribution and Sale of Fund Shares	0.04%	0.96%	Sep. 30, 2014
Principal LifeTime Hybrid 2025 Fund, Institutional Class | After Taxes on Distributions				Sep. 30, 2014
Principal LifeTime Hybrid 2025 Fund, Institutional Class | After Taxes on Distributions and Sales				Sep. 30, 2014
Principal LifeTime Hybrid 2020 Fund, R-6	Class R-6 Return Before Taxes	(0.23%)	1.84%	Sep. 30, 2014
S&P Target Date 2020 Index	S&P Target Date 2020 Index	(0.19%)	1.41%
[6]
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Institutional Class shares only and would be different for the other share classes.
[6]
PFI Prospectus | Principal LifeTime Hybrid 2025 Fund
PRINCIPAL LIFETIME HYBRID 2025 FUND
Objective:
The Fund seeks a total return consisting of long-term growth of capital and current income.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment):
Shareholder Fees	Shareholder Fee, Other PFI Prospectus Principal LifeTime Hybrid 2025 Fund USD ($)
Principal LifeTime Hybrid 2025 Fund, Institutional Class	none
Principal LifeTime Hybrid 2025 Fund, R-3	none
Principal LifeTime Hybrid 2025 Fund, R-5	none
Principal LifeTime Hybrid 2025 Fund, R-6	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - PFI Prospectus - Principal LifeTime Hybrid 2025 Fund		Principal LifeTime Hybrid 2025 Fund, Institutional Class	Principal LifeTime Hybrid 2025 Fund, R-3		Principal LifeTime Hybrid 2025 Fund, R-5		Principal LifeTime Hybrid 2025 Fund, R-6
Management Fees (as a percentage of Assets)	[1]	none	none		none		none
Distribution and Service (12b-1) Fees			0.25%
Other Expenses (as a percentage of Assets):		6.35%	3.32%	[2]	3.26%	[2]	3.07%	[2]
Acquired Fund Fees and Expenses		0.45%	0.45%		0.45%		0.45%
Expenses (as a percentage of Assets)		6.80%	4.02%		3.71%		3.52%
Fee Waiver or Reimbursement	[3]	(6.30%)	(2.95%)		(2.95%)		(3.05%)
Net Expenses (as a percentage of Assets)		0.50%	1.07%		0.76%		0.47%
[1]	Management Fees in the table have been restated to reflect current fees. Effective March 1, 2016, the Management Fees were reduced.
[2]	Based on estimated amounts for the current fiscal year (Classes R-3, R-5, and R-6).
[3]	Principal Management Corporation ("Principal"), the investment advisor, has contractually agreed to limit the Fund’s expenses by paying, if necessary, expenses normally payable by the Fund, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses) to maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 0.05% for Institutional, 0.62% for R-3, 0.31% for R-5 and 0.02% for R-6 shares. It is expected that the expense limits will continue through the period ending February 28, 2017; however, Principal Funds, Inc. and Principal, the parties to the agreement, may mutually agree to terminate the expense limits prior to the end of the period.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - PFI Prospectus - Principal LifeTime Hybrid 2025 Fund - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Principal LifeTime Hybrid 2025 Fund, Institutional Class	51	1,352	2,712	5,903
Principal LifeTime Hybrid 2025 Fund, R-3	109	906	1,770	4,007
Principal LifeTime Hybrid 2025 Fund, R-5	78	814	1,621	3,733
Principal LifeTime Hybrid 2025 Fund, R-6	48	746	1,518	3,553

Portfolio Turnover
As a fund of funds, the Fund does not pay transaction costs, such as commissions, when it buys and sells shares of underlying funds (or “turns over” its portfolio). An underlying fund does pay transaction costs when it buys and sells portfolio securities, and a higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the examples, affect the performance of the underlying fund and the Fund. During its most recent fiscal year, the Fund's portfolio turnover rate was 89.0% of the average value of its portfolio.

Principal Investment Strategies
The Fund operates as a “target date fund” that invests according to an asset allocation strategy designed for investors having a retirement investment goal close to the year in the Fund’s name. The Fund's asset allocation will become more conservative over time as investment goals near (for example, retirement, which is assumed to begin at age 65) and investors become more risk-averse. The Fund is a fund of funds that invests in Institutional Class shares of Principal Funds, Inc. (“PFI”), with a majority of the Fund's assets invested in index funds. Its underlying funds consist of domestic and foreign equity funds, fixed-income funds, real asset funds, and other funds that aim to offer diversification beyond traditional equity and fixed-income securities. The Fund is managed by Principal Management Corporation (“Principal”).
Principal develops, implements and monitors the Fund's strategic or long-term asset class targets and target ranges, is responsible for an active rebalancing strategy designed to identify asset classes that appear attractive over the short term, and sets the percentage of Fund assets to be allocated to a particular asset class. Principal selects the underlying funds for each asset class and the target weights for each underlying fund and may shift asset class targets in response to normal evaluative processes, the shortening time horizon of the Fund or changes in market forces or Fund circumstances. Principal may add, remove, or substitute underlying funds at any time.
In selecting underlying funds and target weights, Principal considers both quantitative measures (e.g., past performance, expected levels of risk and returns, expense levels, diversification and style consistency) and qualitative factors (e.g., organizational stability, investment experience, investment and risk management processes, and information, trading, and compliance systems). There are no minimum or maximum percentages of assets that the Fund must invest in a specific asset class or underlying fund.
The underlying funds invest in growth and value stocks of small, medium, and large market capitalization companies, fixed-income securities, domestic and foreign (including those in emerging markets) securities, securities denominated in foreign currencies, investment companies (including index funds), real estate securities, derivatives, and U.S. government and U.S. government-sponsored securities. The underlying funds engage in derivative transactions to gain exposure to a variety of securities or asset classes or attempt to reduce risk. A derivative is a financial arrangement, the value of which is derived from, or based on, a traditional security, asset, or market index. The underlying funds principally use futures, options, swaps (including, for example, credit default, interest rate, and currency swaps) and forwards.
Approximately 15 years after its target year, the Fund's underlying fund allocation is expected to match that of the Principal LifeTime Hybrid Income Fund. At that time, the Fund may be combined with the Principal LifeTime Hybrid Income Fund if the Board of Directors determines that the combination is in the best interests of Fund shareholders. It is expected that at the target date in the Fund’s name, the shareholder will begin gradually withdrawing the account's value.

Principal Risks
The broad diversification of the Fund is designed to cushion severe losses in any one investment sector and moderate overall price volatility. However, the Fund is subject to the particular risks of the underlying funds in the proportions in which the Fund invests in them, and its share prices will fluctuate as the prices of underlying fund shares rise or fall with changing market conditions. If you sell your shares when their value is less than the price you paid, you will lose money. The Fund operates as a fund of funds and thus bears both its own expenses and, indirectly, its proportionate share of the expenses of the underlying funds in which it invests. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund that are inherent in the fund of funds, in alphabetical order, are:
Asset Allocation Risk. A fund's selection and weighting of asset classes may cause it to underperform other funds with a similar investment objective.
Conflict of Interest Risk. The Advisor and its affiliates earn different fees from different underlying funds and may have an incentive to allocate more fund-of-fund assets to underlying funds from which they receive higher fees.
Fund of Funds Risk. The performance and risks of a fund of funds directly correspond to the performance and risks of the underlying funds in which the fund invests. Fund shareholders bear indirectly their proportionate share of the expenses of other investment companies in which the fund invests.
Target Date Fund Risk. A target date fund should not be selected based solely on age or retirement date because there is no guarantee that this fund will provide adequate income at or through retirement.
The principal risks of investing in the Fund that are inherent in the underlying funds, in alphabetical order, are:
Counterparty Risk. Counterparty risk is the risk that the counterparty to a contract or other obligation will be unable or unwilling to honor its obligations.
Derivatives Risk. Derivatives may not move in the direction anticipated by the portfolio manager. Transactions in derivatives may increase volatility, cause the liquidation of portfolio positions when not advantageous to do so and result in disproportionate losses that may be substantially greater than a fund's initial investment.

•
Futures. Futures involve specific risks, including: the imperfect correlation between the change in market value of the instruments held by the fund and the price of the future,; possible lack of a liquid secondary market for a future and the resulting inability to close a future when desired; counterparty risk; and if the fund has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements.

Emerging Markets Risk. Investments in emerging market countries may have more risk than those in developed market countries because the emerging markets are less developed and more illiquid. Emerging market countries can also be subject to increased social, economic, regulatory, and political uncertainties and can be extremely volatile.
Equity Securities Risk. The value of equity securities could decline if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment (such as market capitalization or style) may underperform other market segments or the equity markets as a whole.

•
Growth Stock Risk. If growth companies do not increase their earnings at a rate expected by investors, the market price of the stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can lessen price declines in market downturns.

•
Small and Medium Market Capitalization Companies. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.

•
Value Stock Risk. Value stocks may continue to be undervalued by the market for extended periods, including the entire period during which the stock is held by a fund, or the events that the portfolio manager believed would cause the stock price to increase may not occur as anticipated or at all. Moreover, a stock judged to be undervalued actually may be appropriately priced at a low level.

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income securities could default on its payment obligations.
Foreign Currency Risk. Risks of investing in securities denominated in, or that trade in, foreign (non-U.S.) currencies include changes in foreign exchange rates and foreign exchange restrictions.
Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).
Index Fund Risk. More likely than not, an index fund will underperform the index due to cashflows and the fees and expenses of the fund. The correlation between fund performance and index performance may also be affected by changes in securities markets, changes in the composition of the index and the timing of purchases and sales of fund shares.
Investment Company Securities Risk. Fund shareholders bear indirectly their proportionate share of the expenses of other investment companies in which the fund invests.
Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will be to changes in interest rates.
Real Estate Securities Risk. Real estate securities are subject to the risks associated with direct ownership of real estate, including declines in value, adverse economic conditions, increases in expenses, regulatory changes and environmental problems. Investing in securities of companies in the real estate industry, subjects a fund to the special risks associated with the real estate market including factors such as loss to casualty or condemnation, changes in real estate values, property taxes, interest rates, cash flow of underlying real estate assets, occupancy rates, government regulations affecting zoning, land use and rents, and the management skill and creditworthiness of the issuer.
Redemption Risk. A fund that serves as an underlying fund for a fund of funds is subject to certain risks. When a fund of funds reallocates or rebalances its investments, an underlying fund may experience relatively large redemptions or investments. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.
U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields from many other fixed-income securities.
U.S. Government-Sponsored Securities Risk. Securities issued by U.S. government-sponsored or -chartered enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and the Federal Home Loan Banks are not issued or guaranteed by the U.S. Treasury.

Performance
The following information provides some indication of the risks of investing in the Fund. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information by calling 1-800-222-5852 or online at:

•	For Institutional Class and Class R-6 - www.principal.com.
The bar chart shows the investment returns of the Fund’s Institutional Class shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). The table shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare with those of one or more broad measures of market performance.
Life of Fund results are measured from the date the Fund's shares were first sold (September 30, 2014).
For periods prior to the inception date of Class R-6 shares (August 24, 2015), the performance shown in the table for Class R-6 shares is based on the performance of the Fund's Institutional Class shares, adjusted to reflect the fees and expenses of Class R-6 shares. These adjustments for Class R-6 shares result in performance for such periods that is no higher than the historical performance of the Institutional Class shares, which were first sold on September 30, 2014.

Total Returns as of December 31 (Institutional Class shares)

Highest return for a quarter during the period of the bar chart above:	Q1 '15	3.16%
Lowest return for a quarter during the period of the bar chart above:	Q3 ‘15	(5.27)%

Average Annual Total Returns - PFI Prospectus - Principal LifeTime Hybrid 2025 Fund	Label	1 Year	Since Inception	Inception Date
Principal LifeTime Hybrid 2025 Fund, Institutional Class	Institutional Class Return Before Taxes	(0.18%)	2.14%	Sep. 30, 2014
Principal LifeTime Hybrid 2025 Fund, Institutional Class | After Taxes on Distributions	Institutional Class Return After Taxes on Distributions	(0.94%)	0.32%
Principal LifeTime Hybrid 2025 Fund, Institutional Class | After Taxes on Distributions and Sales	Institutional Class Return After Taxes on Distribution and Sale of Fund Shares	(0.10%)	1.06%
Principal LifeTime Hybrid 2025 Fund, R-6	Class R-6 Return Before Taxes	(0.08%)	2.23%	Sep. 30, 2014
S&P Target Date 2025 Index	S&P Target Date 2025 Index	(0.25%)	1.31%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Institutional Class shares only and would be different for the other share classes.

PFI Prospectus | Principal LifeTime Hybrid 2030 Fund
PRINCIPAL LIFETIME HYBRID 2030 FUND
Objective:
The Fund seeks a total return consisting of long-term growth of capital and current income.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment):
Shareholder Fees	Shareholder Fee, Other PFI Prospectus Principal LifeTime Hybrid 2030 Fund USD ($)
Principal LifeTime Hybrid 2030 Fund, Institutional Class	none
Principal LifeTime Hybrid 2030 Fund, R-3	none
Principal LifeTime Hybrid 2030 Fund, R-5	none
Principal LifeTime Hybrid 2030 Fund, R-6	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - PFI Prospectus - Principal LifeTime Hybrid 2030 Fund		Principal LifeTime Hybrid 2030 Fund, Institutional Class	Principal LifeTime Hybrid 2030 Fund, R-3		Principal LifeTime Hybrid 2030 Fund, R-5		Principal LifeTime Hybrid 2030 Fund, R-6
Management Fees (as a percentage of Assets)	[1]	none	none		none		none
Distribution and Service (12b-1) Fees			0.25%
Other Expenses (as a percentage of Assets):		3.60%	2.02%	[2]	1.96%	[2]	1.77%	[2]
Acquired Fund Fees and Expenses		0.41%	0.41%		0.41%		0.41%
Expenses (as a percentage of Assets)		4.01%	2.68%		2.37%		2.18%
Fee Waiver or Reimbursement	[3]	(3.55%)	(1.65%)		(1.65%)		(1.75%)
Net Expenses (as a percentage of Assets)		0.46%	1.03%		0.72%		0.43%
[1]	Management Fees in the table have been restated to reflect current fees. Effective March 1, 2016, the Management Fees were reduced.
[2]	Based on estimated amounts for the current fiscal year (Classes R-3, R-5, and R-6).
[3]	Principal Management Corporation ("Principal"), the investment advisor, has contractually agreed to limit the Fund’s expenses by paying, if necessary, expenses normally payable by the Fund, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses) to maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 0.05% for Institutional, 0.62% for R-3, 0.31% for R-5 and 0.02% for R-6 shares. It is expected that the expense limits will continue through the period ending February 28, 2017; however, Principal Funds, Inc. and Principal, the parties to the agreement, may mutually agree to terminate the expense limits prior to the end of the period.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - PFI Prospectus - Principal LifeTime Hybrid 2030 Fund - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Principal LifeTime Hybrid 2030 Fund, Institutional Class	47	837	1,705	3,953
Principal LifeTime Hybrid 2030 Fund, R-3	105	648	1,247	2,869
Principal LifeTime Hybrid 2030 Fund, R-5	74	554	1,089	2,557
Principal LifeTime Hybrid 2030 Fund, R-6	44	484	981	2,351

Portfolio Turnover
As a fund of funds, the Fund does not pay transaction costs, such as commissions, when it buys and sells shares of underlying funds (or “turns over” its portfolio). An underlying fund does pay transaction costs when it buys and sells portfolio securities, and a higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the examples, affect the performance of the underlying fund and the Fund. During its most recent fiscal year, the Fund's portfolio turnover rate was 27.3% of the average value of its portfolio.

Principal Investment Strategies
The Fund operates as a “target date fund” that invests according to an asset allocation strategy designed for investors having a retirement investment goal close to the year in the Fund’s name. The Fund's asset allocation will become more conservative over time as investment goals near (for example, retirement, which is assumed to begin at age 65) and investors become more risk-averse. The Fund is a fund of funds that invests in Institutional Class shares of Principal Funds, Inc. (“PFI”), with a majority of the Fund's assets invested in index funds. Its underlying funds consist of domestic and foreign equity funds, fixed-income funds, real asset funds, and other funds that aim to offer diversification beyond traditional equity and fixed-income securities. The Fund is managed by Principal Management Corporation (“Principal”).
Principal develops, implements and monitors the Fund's strategic or long-term asset class targets and target ranges, is responsible for an active rebalancing strategy designed to identify asset classes that appear attractive over the short term, and sets the percentage of Fund assets to be allocated to a particular asset class. Principal selects the underlying funds for each asset class and the target weights for each underlying fund and may shift asset class targets in response to normal evaluative processes, the shortening time horizon of the Fund or changes in market forces or Fund circumstances. Principal may add, remove, or substitute underlying funds at any time.
In selecting underlying funds and target weights, Principal considers both quantitative measures (e.g., past performance, expected levels of risk and returns, expense levels, diversification and style consistency) and qualitative factors (e.g., organizational stability, investment experience, investment and risk management processes, and information, trading, and compliance systems). There are no minimum or maximum percentages of assets that the Fund must invest in a specific asset class or underlying fund.
The underlying funds invest in growth and value stocks of small, medium, and large market capitalization companies, fixed-income securities, domestic and foreign (including those in emerging markets) securities, securities denominated in foreign currencies, investment companies (including index funds), real estate securities, derivatives, and U.S. government and U.S. government-sponsored securities. The underlying funds engage in derivative transactions to gain exposure to a variety of securities or asset classes or attempt to reduce risk. A derivative is a financial arrangement, the value of which is derived from, or based on, a traditional security, asset, or market index. The underlying funds principally use futures, options, swaps (including, for example, credit default, interest rate, and currency swaps) and forwards.
Approximately 15 years after its target year, the Fund's underlying fund allocation is expected to match that of the Principal LifeTime Hybrid Income Fund. At that time, the Fund may be combined with the Principal LifeTime Hybrid Income Fund if the Board of Directors determines that the combination is in the best interests of Fund shareholders. It is expected that at the target date in the Fund’s name, the shareholder will begin gradually withdrawing the account's value.

Principal Risks
The broad diversification of the Fund is designed to cushion severe losses in any one investment sector and moderate overall price volatility. However, the Fund is subject to the particular risks of the underlying funds in the proportions in which the Fund invests in them, and its share prices will fluctuate as the prices of underlying fund shares rise or fall with changing market conditions. If you sell your shares when their value is less than the price you paid, you will lose money. The Fund operates as a fund of funds and thus bears both its own expenses and, indirectly, its proportionate share of the expenses of the underlying funds in which it invests. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund that are inherent in the fund of funds, in alphabetical order, are:
Asset Allocation Risk. A fund's selection and weighting of asset classes may cause it to underperform other funds with a similar investment objective.
Conflict of Interest Risk. The Advisor and its affiliates earn different fees from different underlying funds and may have an incentive to allocate more fund-of-fund assets to underlying funds from which they receive higher fees.
Fund of Funds Risk. The performance and risks of a fund of funds directly correspond to the performance and risks of the underlying funds in which the fund invests. Fund shareholders bear indirectly their proportionate share of the expenses of other investment companies in which the fund invests.
Target Date Fund Risk. A target date fund should not be selected based solely on age or retirement date because there is no guarantee that this fund will provide adequate income at or through retirement.
The principal risks of investing in the Fund that are inherent in the underlying funds, in alphabetical order, are:
Counterparty Risk. Counterparty risk is the risk that the counterparty to a contract or other obligation will be unable or unwilling to honor its obligations.
Derivatives Risk. Derivatives may not move in the direction anticipated by the portfolio manager. Transactions in derivatives may increase volatility, cause the liquidation of portfolio positions when not advantageous to do so and result in disproportionate losses that may be substantially greater than a fund's initial investment.

•
Futures. Futures involve specific risks, including: the imperfect correlation between the change in market value of the instruments held by the fund and the price of the future,; possible lack of a liquid secondary market for a future and the resulting inability to close a future when desired; counterparty risk; and if the fund has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements.

Emerging Markets Risk. Investments in emerging market countries may have more risk than those in developed market countries because the emerging markets are less developed and more illiquid. Emerging market countries can also be subject to increased social, economic, regulatory, and political uncertainties and can be extremely volatile.
Equity Securities Risk. The value of equity securities could decline if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment (such as market capitalization or style) may underperform other market segments or the equity markets as a whole.

•
Growth Stock Risk. If growth companies do not increase their earnings at a rate expected by investors, the market price of the stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can lessen price declines in market downturns.

•
Small and Medium Market Capitalization Companies. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.

•
Value Stock Risk. Value stocks may continue to be undervalued by the market for extended periods, including the entire period during which the stock is held by a fund, or the events that the portfolio manager believed would cause the stock price to increase may not occur as anticipated or at all. Moreover, a stock judged to be undervalued actually may be appropriately priced at a low level.

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income securities could default on its payment obligations.
Foreign Currency Risk. Risks of investing in securities denominated in, or that trade in, foreign (non-U.S.) currencies include changes in foreign exchange rates and foreign exchange restrictions.
Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).
Index Fund Risk. More likely than not, an index fund will underperform the index due to cashflows and the fees and expenses of the fund. The correlation between fund performance and index performance may also be affected by changes in securities markets, changes in the composition of the index and the timing of purchases and sales of fund shares.
Investment Company Securities Risk. Fund shareholders bear indirectly their proportionate share of the expenses of other investment companies in which the fund invests.
Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will be to changes in interest rates.
Real Estate Securities Risk. Real estate securities are subject to the risks associated with direct ownership of real estate, including declines in value, adverse economic conditions, increases in expenses, regulatory changes and environmental problems. Investing in securities of companies in the real estate industry, subjects a fund to the special risks associated with the real estate market including factors such as loss to casualty or condemnation, changes in real estate values, property taxes, interest rates, cash flow of underlying real estate assets, occupancy rates, government regulations affecting zoning, land use and rents, and the management skill and creditworthiness of the issuer.
Redemption Risk. A fund that serves as an underlying fund for a fund of funds is subject to certain risks. When a fund of funds reallocates or rebalances its investments, an underlying fund may experience relatively large redemptions or investments. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.
U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields from many other fixed-income securities.
U.S. Government-Sponsored Securities Risk. Securities issued by U.S. government-sponsored or -chartered enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and the Federal Home Loan Banks are not issued or guaranteed by the U.S. Treasury.

Performance
The following information provides some indication of the risks of investing in the Fund. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information by calling 1-800-222-5852 or online at:

•	For Institutional Class and Class R-6 - www.principal.com.
The bar chart shows the investment returns of the Fund’s Institutional Class shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). The table shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare with those of one or more broad measures of market performance.
Life of Fund results are measured from the date the Fund's shares were first sold (September 30, 2014).
For periods prior to the inception date of Class R-6 shares (August 24, 2015), the performance shown in the table for Class R-6 shares is based on the performance of the Fund's Institutional Class shares, adjusted to reflect the fees and expenses of Class R-6 shares. These adjustments for Class R-6 shares result in performance for such periods that is no higher than the historical performance of the Institutional Class shares, which were first sold on September 30, 2014.

Total Returns as of December 31 (Institutional Class shares)

Highest return for a quarter during the period of the bar chart above:	Q4 '15	3.18%
Lowest return for a quarter during the period of the bar chart above:	Q3 ‘15	(5.74)%

Average Annual Total Returns For the periods ended December 31, 2015
Average Annual Total Returns - PFI Prospectus - Principal LifeTime Hybrid 2030 Fund	Label	1 Year	Since Inception	Inception Date
Principal LifeTime Hybrid 2030 Fund, Institutional Class	Institutional Class Return Before Taxes	(0.18%)	2.36%	Sep. 30, 2014
Principal LifeTime Hybrid 2030 Fund, Institutional Class | After Taxes on Distributions	Institutional Class Return After Taxes on Distributions	(0.89%)	0.62%	Sep. 30, 2014
Principal LifeTime Hybrid 2030 Fund, Institutional Class | After Taxes on Distributions and Sales	Institutional Class Return After Taxes on Distribution and Sale of Fund Shares	(0.10%)	1.28%	Sep. 30, 2014
Principal LifeTime Hybrid 2030 Fund, R-6	Class R-6 Return Before Taxes	(0.18%)	2.36%	Sep. 30, 2014
S&P Target Date 2030 Index	S&P Target Date 2030 Index	(0.30%)	1.32%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Institutional Class shares only and would be different for the other share classes.

PFI Prospectus | Principal LifeTime Hybrid 2035 Fund
PRINCIPAL LIFETIME HYBRID 2035 FUND
Objective:
The Fund seeks a total return consisting of long-term growth of capital and current income.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment):
Shareholder Fees	Shareholder Fee, Other PFI Prospectus Principal LifeTime Hybrid 2035 Fund USD ($)
Principal LifeTime Hybrid 2035 Fund, Institutional Class	none
Principal LifeTime Hybrid 2035 Fund, R-3	none
Principal LifeTime Hybrid 2035 Fund, R-5	none
Principal LifeTime Hybrid 2035 Fund, R-6	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - PFI Prospectus - Principal LifeTime Hybrid 2035 Fund		Principal LifeTime Hybrid 2035 Fund, Institutional Class	Principal LifeTime Hybrid 2035 Fund, R-3		Principal LifeTime Hybrid 2035 Fund, R-5		Principal LifeTime Hybrid 2035 Fund, R-6
Management Fees (as a percentage of Assets)	[1]	none	none		none		none
Distribution and Service (12b-1) Fees			0.25%
Other Expenses (as a percentage of Assets):		5.36%	2.86%	[2]	2.80%	[2]	2.61%	[2]
Acquired Fund Fees and Expenses		0.45%	0.45%		0.45%		0.45%
Expenses (as a percentage of Assets)		5.81%	3.56%		3.25%		3.06%
Fee Waiver or Reimbursement	[3]	(5.31%)	(2.49%)		(2.49%)		(2.59%)
Net Expenses (as a percentage of Assets)		0.50%	1.07%		0.76%		0.47%
[1]	Management Fees in the table have been restated to reflect current fees. Effective March 1, 2016, the Management Fees were reduced.
[2]	Based on estimated amounts for the current fiscal year (Classes R-3, R-5, and R-6).
[3]	Principal Management Corporation ("Principal"), the investment advisor, has contractually agreed to limit the Fund’s expenses by paying, if necessary, expenses normally payable by the Fund, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses) to maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 0.05% for Institutional, 0.62% for R-3, 0.31% for R-5 and 0.02% for R-6 shares. It is expected that the expense limits will continue through the period ending February 28, 2017; however, Principal Funds, Inc. and Principal, the parties to the agreement, may mutually agree to terminate the expense limits prior to the end of the period.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - PFI Prospectus - Principal LifeTime Hybrid 2035 Fund - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Principal LifeTime Hybrid 2035 Fund, Institutional Class	51	1,174	2,369	5,274
Principal LifeTime Hybrid 2035 Fund, R-3	109	820	1,595	3,634
Principal LifeTime Hybrid 2035 Fund, R-5	78	727	1,443	3,348
Principal LifeTime Hybrid 2035 Fund, R-6	48	658	1,339	3,159

Portfolio Turnover
As a fund of funds, the Fund does not pay transaction costs, such as commissions, when it buys and sells shares of underlying funds (or “turns over” its portfolio). An underlying fund does pay transaction costs when it buys and sells portfolio securities, and a higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the examples, affect the performance of the underlying fund and the Fund. During its most recent fiscal year, the Fund's portfolio turnover rate was 18.9% of the average value of its portfolio.

Principal Investment Strategies
The Fund operates as a “target date fund” that invests according to an asset allocation strategy designed for investors having a retirement investment goal close to the year in the Fund’s name. The Fund's asset allocation will become more conservative over time as investment goals near (for example, retirement, which is assumed to begin at age 65) and investors become more risk-averse. The Fund is a fund of funds that invests in Institutional Class shares of Principal Funds, Inc. (“PFI”), with a majority of the Fund's assets invested in index funds. Its underlying funds consist of domestic and foreign equity funds, fixed-income funds, real asset funds, and other funds that aim to offer diversification beyond traditional equity and fixed-income securities. The Fund is managed by Principal Management Corporation (“Principal”).
Principal develops, implements and monitors the Fund's strategic or long-term asset class targets and target ranges, is responsible for an active rebalancing strategy designed to identify asset classes that appear attractive over the short term, and sets the percentage of Fund assets to be allocated to a particular asset class. Principal selects the underlying funds for each asset class and the target weights for each underlying fund and may shift asset class targets in response to normal evaluative processes, the shortening time horizon of the Fund or changes in market forces or Fund circumstances. Principal may add, remove, or substitute underlying funds at any time.
In selecting underlying funds and target weights, Principal considers both quantitative measures (e.g., past performance, expected levels of risk and returns, expense levels, diversification and style consistency) and qualitative factors (e.g., organizational stability, investment experience, investment and risk management processes, and information, trading, and compliance systems). There are no minimum or maximum percentages of assets that the Fund must invest in a specific asset class or underlying fund.
The underlying funds invest in growth and value stocks of small, medium, and large market capitalization companies, fixed-income securities, domestic and foreign (including those in emerging markets) securities, securities denominated in foreign currencies, investment companies (including index funds), real estate securities, derivatives, and U.S. government and U.S. government-sponsored securities. The underlying funds engage in derivative transactions to gain exposure to a variety of securities or asset classes or attempt to reduce risk. A derivative is a financial arrangement, the value of which is derived from, or based on, a traditional security, asset, or market index. The underlying funds principally use equity index futures and options to manage equity exposure.
Approximately 15 years after its target year, the Fund's underlying fund allocation is expected to match that of the Principal LifeTime Hybrid Income Fund. At that time, the Fund may be combined with the Principal LifeTime Hybrid Income Fund if the Board of Directors determines that the combination is in the best interests of Fund shareholders. It is expected that at the target date in the Fund’s name, the shareholder will begin gradually withdrawing the account's value.

Principal Risks
The broad diversification of the Fund is designed to cushion severe losses in any one investment sector and moderate overall price volatility. However, the Fund is subject to the particular risks of the underlying funds in the proportions in which the Fund invests in them, and its share prices will fluctuate as the prices of underlying fund shares rise or fall with changing market conditions. If you sell your shares when their value is less than the price you paid, you will lose money. The Fund operates as a fund of funds and thus bears both its own expenses and, indirectly, its proportionate share of the expenses of the underlying funds in which it invests. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund that are inherent in the fund of funds, in alphabetical order, are:
Asset Allocation Risk. A fund's selection and weighting of asset classes may cause it to underperform other funds with a similar investment objective.
Conflict of Interest Risk. The Advisor and its affiliates earn different fees from different underlying funds and may have an incentive to allocate more fund-of-fund assets to underlying funds from which they receive higher fees.
Fund of Funds Risk. The performance and risks of a fund of funds directly correspond to the performance and risks of the underlying funds in which the fund invests. Fund shareholders bear indirectly their proportionate share of the expenses of other investment companies in which the fund invests.
Target Date Fund Risk. A target date fund should not be selected based solely on age or retirement date because there is no guarantee that this fund will provide adequate income at or through retirement.
The principal risks of investing in the Fund that are inherent in the underlying funds, in alphabetical order, are:
Derivatives Risk. Derivatives may not move in the direction anticipated by the portfolio manager. Transactions in derivatives may increase volatility, cause the liquidation of portfolio positions when not advantageous to do so and result in disproportionate losses that may be substantially greater than a fund's initial investment.

•
Futures. Futures involve specific risks, including: the imperfect correlation between the change in market value of the instruments held by the fund and the price of the future,; possible lack of a liquid secondary market for a future and the resulting inability to close a future when desired; counterparty risk; and if the fund has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements.

Emerging Markets Risk. Investments in emerging market countries may have more risk than those in developed market countries because the emerging markets are less developed and more illiquid. Emerging market countries can also be subject to increased social, economic, regulatory, and political uncertainties and can be extremely volatile.
Equity Securities Risk. The value of equity securities could decline if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment (such as market capitalization or style) may underperform other market segments or the equity markets as a whole.

•
Growth Stock Risk. If growth companies do not increase their earnings at a rate expected by investors, the market price of the stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can lessen price declines in market downturns.

•
Small and Medium Market Capitalization Companies. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.

•
Value Stock Risk. Value stocks may continue to be undervalued by the market for extended periods, including the entire period during which the stock is held by a fund, or the events that the portfolio manager believed would cause the stock price to increase may not occur as anticipated or at all. Moreover, a stock judged to be undervalued actually may be appropriately priced at a low level.

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income securities could default on its payment obligations.
Foreign Currency Risk. Risks of investing in securities denominated in, or that trade in, foreign (non-U.S.) currencies include changes in foreign exchange rates and foreign exchange restrictions.
Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).
Index Fund Risk. More likely than not, an index fund will underperform the index due to cashflows and the fees and expenses of the fund. The correlation between fund performance and index performance may also be affected by changes in securities markets, changes in the composition of the index and the timing of purchases and sales of fund shares.
Investment Company Securities Risk. Fund shareholders bear indirectly their proportionate share of the expenses of other investment companies in which the fund invests.
Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will be to changes in interest rates.
Real Estate Securities Risk. Real estate securities are subject to the risks associated with direct ownership of real estate, including declines in value, adverse economic conditions, increases in expenses, regulatory changes and environmental problems. Investing in securities of companies in the real estate industry, subjects a fund to the special risks associated with the real estate market including factors such as loss to casualty or condemnation, changes in real estate values, property taxes, interest rates, cash flow of underlying real estate assets, occupancy rates, government regulations affecting zoning, land use and rents, and the management skill and creditworthiness of the issuer.
Redemption Risk. A fund that serves as an underlying fund for a fund of funds is subject to certain risks. When a fund of funds reallocates or rebalances its investments, an underlying fund may experience relatively large redemptions or investments. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.
U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields from many other fixed-income securities.
U.S. Government-Sponsored Securities Risk. Securities issued by U.S. government-sponsored or -chartered enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and the Federal Home Loan Banks are not issued or guaranteed by the U.S. Treasury.

Performance
The following information provides some indication of the risks of investing in the Fund. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information by calling 1-800-222-5852 or online at:

•	For Institutional Class and Class R-6 - www.principal.com.
The bar chart shows the investment returns of the Fund’s Institutional Class shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). The table shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare with those of one or more broad measures of market performance.
Life of Fund results are measured from the date the Fund's shares were first sold (September 30, 2014).
For periods prior to the inception date of Class R-6 shares (August 24, 2015), the performance shown in the table for Class R-6 shares is based on the performance of the Fund's Institutional Class shares, adjusted to reflect the fees and expenses of Class R-6 shares. These adjustments for Class R-6 shares result in performance for such periods that is no higher than the historical performance of the Institutional Class shares, which were first sold on September 30, 2014.

Total Returns as of December 31 (Institutional Class shares)

Highest return for a quarter during the period of the bar chart above:	Q4 '15	3.49%
Lowest return for a quarter during the period of the bar chart above:	Q3 ‘15	(6.21)%

Average Annual Total Returns For the periods ended December 31, 2015
Average Annual Total Returns - PFI Prospectus - Principal LifeTime Hybrid 2035 Fund	Label	1 Year	Since Inception	Inception Date
Principal LifeTime Hybrid 2035 Fund, Institutional Class	Institutional Class Return Before Taxes	(0.19%)	2.49%	Sep. 30, 2014
Principal LifeTime Hybrid 2035 Fund, Institutional Class | After Taxes on Distributions	Institutional Class Return After Taxes on Distributions	(0.66%)	0.99%
Principal LifeTime Hybrid 2035 Fund, Institutional Class | After Taxes on Distributions and Sales	Institutional Class Return After Taxes on Distribution and Sale of Fund Shares	0.13%	1.61%
Principal LifeTime Hybrid 2035 Fund, R-3 | After Taxes on Distributions				Sep. 30, 2014
Principal LifeTime Hybrid 2035 Fund, R-5 | After Taxes on Distributions and Sales				Sep. 30, 2014
Principal LifeTime Hybrid 2035 Fund, R-6	Class R-6 Return Before Taxes	(0.19%)	2.49%	Sep. 30, 2014
S&P Target Date 2035 Index	S&P Target Date 2035 Index	(0.35%)	1.33%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Institutional Class shares only and would be different for the other share classes.

PFI Prospectus | Principal LifeTime Hybrid 2040 Fund
PRINCIPAL LIFETIME HYBRID 2040 FUND
Objective:
The Fund seeks a total return consisting of long-term growth of capital and current income.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment):
Shareholder Fees	Shareholder Fee, Other PFI Prospectus Principal LifeTime Hybrid 2040 Fund USD ($)
Principal LifeTime Hybrid 2040 Fund, Institutional Class	none
Principal LifeTime Hybrid 2040 Fund, R-3	none
Principal LifeTime Hybrid 2040 Fund, R-5	none
Principal LifeTime Hybrid 2040 Fund, R-6

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - PFI Prospectus - Principal LifeTime Hybrid 2040 Fund		Principal LifeTime Hybrid 2040 Fund, Institutional Class	Principal LifeTime Hybrid 2040 Fund, R-3		Principal LifeTime Hybrid 2040 Fund, R-5		Principal LifeTime Hybrid 2040 Fund, R-6
Management Fees (as a percentage of Assets)	[1]	none	none		none		none
Distribution and Service (12b-1) Fees			0.25%
Other Expenses (as a percentage of Assets):		6.93%	3.60%	[2]	3.54%	[2]	3.35%	[2]
Acquired Fund Fees and Expenses		0.35%	0.35%		0.35%		0.35%
Expenses (as a percentage of Assets)		7.28%	4.20%		3.89%		3.70%
Fee Waiver or Reimbursement	[3]	(6.88%)	(3.23%)		(3.23%)		(3.33%)
Net Expenses (as a percentage of Assets)		0.40%	0.97%		0.66%		0.37%
[1]	Management Fees in the table have been restated to reflect current fees. Effective March 1, 2016, the Management Fees were reduced.
[2]	Based on estimated amounts for the current fiscal year (Classes R-3, R-5, and R-6).
[3]	Principal Management Corporation ("Principal"), the investment advisor, has contractually agreed to limit the Fund’s expenses by paying, if necessary, expenses normally payable by the Fund, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses) to maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 0.05% for Institutional, 0.62% for R-3, 0.31% for R-5 and 0.02% for R-6 shares. It is expected that the expense limits will continue through the period ending February 28, 2017; however, Principal Funds, Inc. and Principal, the parties to the agreement, may mutually agree to terminate the expense limits prior to the end of the period.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - PFI Prospectus - Principal LifeTime Hybrid 2040 Fund - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Principal LifeTime Hybrid 2040 Fund, Institutional Class	41	1,426	2,864	6,181
Principal LifeTime Hybrid 2040 Fund, R-3	99	929	1,828	4,141
Principal LifeTime Hybrid 2040 Fund, R-5	67	837	1,680	3,872
Principal LifeTime Hybrid 2040 Fund, R-6	38	769	1,578	3,694

Portfolio Turnover
As a fund of funds, the Fund does not pay transaction costs, such as commissions, when it buys and sells shares of underlying funds (or “turns over” its portfolio). An underlying fund does pay transaction costs when it buys and sells portfolio securities, and a higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the examples, affect the performance of the underlying fund and the Fund. During its most recent fiscal year, the Fund's portfolio turnover rate was 36.5% of the average value of its portfolio.

Principal Investment Strategies
The Fund operates as a “target date fund” that invests according to an asset allocation strategy designed for investors having a retirement investment goal close to the year in the Fund’s name. The Fund's asset allocation will become more conservative over time as investment goals near (for example, retirement, which is assumed to begin at age 65) and investors become more risk-averse. The Fund is a fund of funds that invests in Institutional Class shares of Principal Funds, Inc. (“PFI”), with a majority of the Fund's assets invested in index funds. Its underlying funds consist of domestic and foreign equity funds, fixed-income funds, real asset funds, and other funds that aim to offer diversification beyond traditional equity and fixed-income securities. The Fund is managed by Principal Management Corporation (“Principal”).
Principal develops, implements and monitors the Fund's strategic or long-term asset class targets and target ranges, is responsible for an active rebalancing strategy designed to identify asset classes that appear attractive over the short term, and sets the percentage of Fund assets to be allocated to a particular asset class. Principal selects the underlying funds for each asset class and the target weights for each underlying fund and may shift asset class targets in response to normal evaluative processes, the shortening time horizon of the Fund or changes in market forces or Fund circumstances. Principal may add, remove, or substitute underlying funds at any time.
In selecting underlying funds and target weights, Principal considers both quantitative measures (e.g., past performance, expected levels of risk and returns, expense levels, diversification and style consistency) and qualitative factors (e.g., organizational stability, investment experience, investment and risk management processes, and information, trading, and compliance systems). There are no minimum or maximum percentages of assets that the Fund must invest in a specific asset class or underlying fund.
The underlying funds invest in growth and value stocks of small, medium, and large market capitalization companies, fixed-income securities, domestic and foreign (including those in emerging markets) securities, securities denominated in foreign currencies, investment companies (including index funds), and derivatives. A derivative is a financial arrangement, the value of which is derived from, or based on, a traditional security, asset, or market index. The underlying funds principally use equity index futures and options to manage equity exposure.
Approximately 15 years after its target year, the Fund's underlying fund allocation is expected to match that of the Principal LifeTime Hybrid Income Fund. At that time, the Fund may be combined with the Principal LifeTime Hybrid Income Fund if the Board of Directors determines that the combination is in the best interests of Fund shareholders. It is expected that at the target date in the Fund’s name, the shareholder will begin gradually withdrawing the account's value.

Principal Risks
The broad diversification of the Fund is designed to cushion severe losses in any one investment sector and moderate overall price volatility. However, the Fund is subject to the particular risks of the underlying funds in the proportions in which the Fund invests in them, and its share prices will fluctuate as the prices of underlying fund shares rise or fall with changing market conditions. If you sell your shares when their value is less than the price you paid, you will lose money. The Fund operates as a fund of funds and thus bears both its own expenses and, indirectly, its proportionate share of the expenses of the underlying funds in which it invests. An investment in the Fund is not a deposit of the bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund that are inherent in the fund of funds, in alphabetical order, are:
Asset Allocation Risk. A fund's selection and weighting of asset classes may cause it to underperform other funds with a similar investment objective.
Conflict of Interest Risk. The Advisor and its affiliates earn different fees from different underlying funds and may have an incentive to allocate more fund-of-fund assets to underlying funds from which they receive higher fees.
Fund of Funds Risk. The performance and risks of a fund of funds directly correspond to the performance and risks of the underlying funds in which the fund invests. Fund shareholders bear indirectly their proportionate share of the expenses of other investment companies in which the fund invests.
Target Date Fund Risk. A target date fund should not be selected based solely on age or retirement date because there is no guarantee that this fund will provide adequate income at or through retirement.
The principal risks of investing in the Fund that are inherent in the underlying funds, in alphabetical order, are:
Derivatives Risk. Derivatives may not move in the direction anticipated by the portfolio manager. Transactions in derivatives may increase volatility, cause the liquidation of portfolio positions when not advantageous to do so and result in disproportionate losses that may be substantially greater than a fund's initial investment.

•
Futures. Futures involve specific risks, including: the imperfect correlation between the change in market value of the instruments held by the fund and the price of the future,; possible lack of a liquid secondary market for a future and the resulting inability to close a future when desired; counterparty risk; and if the fund has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements.

Emerging Markets Risk. Investments in emerging market countries may have more risk than those in developed market countries because the emerging markets are less developed and more illiquid. Emerging market countries can also be subject to increased social, economic, regulatory, and political uncertainties and can be extremely volatile.
Equity Securities Risk. The value of equity securities could decline if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment (such as market capitalization or style) may underperform other market segments or the equity markets as a whole.

•
Growth Stock Risk. If growth companies do not increase their earnings at a rate expected by investors, the market price of the stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can lessen price declines in market downturns.

•
Small and Medium Market Capitalization Companies. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.

•
Value Stock Risk. Value stocks may continue to be undervalued by the market for extended periods, including the entire period during which the stock is held by a fund, or the events that the portfolio manager believed would cause the stock price to increase may not occur as anticipated or at all. Moreover, a stock judged to be undervalued actually may be appropriately priced at a low level.

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income securities could default on its payment obligations.
Foreign Currency Risk. Risks of investing in securities denominated in, or that trade in, foreign (non-U.S.)currencies include changes in foreign exchange rates and foreign exchange restrictions.
Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).
Index Fund Risk. More likely than not, an index fund will underperform the index due to cashflows and the fees and expenses of the fund. The correlation between fund performance and index performance may also be affected by changes in securities markets, changes in the composition of the index and the timing of purchases and sales of fund shares.
Investment Company Securities Risk. Fund shareholders bear indirectly their proportionate share of the expenses of other investment companies in which the fund invests.
Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will be to changes in interest rates.
Real Estate Securities Risk. Real estate securities are subject to the risks associated with direct ownership of real estate, including declines in value, adverse economic conditions, increases in expenses, regulatory changes and environmental problems. Investing in securities of companies in the real estate industry, subjects a fund to the special risks associated with the real estate market including factors such as loss to casualty or condemnation, changes in real estate values, property taxes, interest rates, cash flow of underlying real estate assets, occupancy rates, government regulations affecting zoning, land use and rents, and the management skill and creditworthiness of the issuer.
Redemption Risk. A fund that serves as an underlying fund for a fund of funds is subject to certain risks. When a fund of funds reallocates or rebalances its investments, an underlying fund may experience relatively large redemptions or investments. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

Performance
The following information provides some indication of the risks of investing in the Fund. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information by calling 1-800-222-5852 or online at:

•	For Institutional Class and Class R-6 - www.principal.com.
The bar chart shows the investment returns of the Fund’s Institutional Class shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). The table shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare with those of one or more broad measures of market performance.
Life of Fund results are measured from the date the Fund's shares were first sold (September 30, 2014).
For periods prior to the inception date of Class R-6 shares (August 24, 2015), the performance shown in the table for Class R-6 shares is based on the performance of the Fund's Institutional Class shares, adjusted to reflect the fees and expenses of Class R-6 shares. These adjustments for Class R-6 shares result in performance for such periods that is no higher than the historical performance of the Institutional Class shares, which were first sold on September 30, 2014.

Total Returns as of December 31 (Institutional Class shares)

Highest return for a quarter during the period of the bar chart above:	Q4 '15	3.79%
Lowest return for a quarter during the period of the bar chart above:	Q3 ‘15	(6.50)%

Average Annual Total Returns For the periods ended December 31, 2015
Average Annual Total Returns - PFI Prospectus - Principal LifeTime Hybrid 2040 Fund	Label	1 Year	Since Inception	Inception Date
Principal LifeTime Hybrid 2040 Fund, Institutional Class	Institutional Class Return Before Taxes	(0.10%)	2.63%	Sep. 30, 2014
Principal LifeTime Hybrid 2040 Fund, Institutional Class | After Taxes on Distributions	Institutional Class Return After Taxes on Distributions	(0.55%)	1.18%	Sep. 30, 2014
Principal LifeTime Hybrid 2040 Fund, Institutional Class | After Taxes on Distributions and Sales	Institutional Class Return After Taxes on Distribution and Sale of Fund Shares	0.19%	1.77%	Sep. 30, 2014
Principal LifeTime Hybrid 2040 Fund, R-6	Class R-6 Return Before Taxes	(0.10%)	2.63%	Sep. 30, 2014
S&P Target Date 2040 Index	S&P Target Date 2040 Index	(0.40%)	1.30%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Institutional Class shares only and would be different for the other share classes.

PFI Prospectus | Principal LifeTime Hybrid 2045 Fund
PRINCIPAL LIFETIME HYBRID 2045 FUND
Objective:
The Fund seeks a total return consisting of long-term growth of capital and current income.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment):
Shareholder Fees	Shareholder Fee, Other PFI Prospectus Principal LifeTime Hybrid 2045 Fund USD ($)
Principal LifeTime Hybrid 2045 Fund, Institutional Class	none
Principal LifeTime Hybrid 2045 Fund, R-3	none
Principal LifeTime Hybrid 2045 Fund, R-5	none
Principal LifeTime Hybrid 2045 Fund, R-6	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - PFI Prospectus - Principal LifeTime Hybrid 2045 Fund		Principal LifeTime Hybrid 2045 Fund, Institutional Class	Principal LifeTime Hybrid 2045 Fund, R-3		Principal LifeTime Hybrid 2045 Fund, R-5		Principal LifeTime Hybrid 2045 Fund, R-6
Management Fees (as a percentage of Assets)	[1]	none	none		none		none
Distribution and Service (12b-1) Fees			0.25%
Other Expenses (as a percentage of Assets):		9.13%	4.64%	[2]	4.58%	[2]	4.39%	[2]
Acquired Fund Fees and Expenses		0.46%	0.46%		0.46%		0.46%
Expenses (as a percentage of Assets)		9.59%	5.35%		5.04%		4.85%
Fee Waiver or Reimbursement	[3]	(9.08%)	(4.27%)		(4.27%)		(4.37%)
Net Expenses (as a percentage of Assets)		0.51%	1.08%		0.77%		0.48%
[1]	Management Fees in the table have been restated to reflect current fees. Effective March 1, 2016, the Management Fees were reduced.
[2]	Based on estimated amounts for the current fiscal year (Classes R-3, R-5, and R-6).
[3]	Principal Management Corporation ("Principal"), the investment advisor, has contractually agreed to limit the Fund’s expenses by paying, if necessary, expenses normally payable by the Fund, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses) to maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 0.05% for Institutional, 0.62% for R-3, 0.31% for R-5 and 0.02% for R-6 shares. It is expected that the expense limits will continue through the period ending February 28, 2017; however, Principal Funds, Inc. and Principal, the parties to the agreement, may mutually agree to terminate the expense limits prior to the end of the period.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - PFI Prospectus - Principal LifeTime Hybrid 2045 Fund - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Principal LifeTime Hybrid 2045 Fund, Institutional Class	52	1,836	3,604	7,362
Principal LifeTime Hybrid 2045 Fund, R-3	110	1,152	2,260	4,996
Principal LifeTime Hybrid 2045 Fund, R-5	79	1,062	2,119	4,757
Principal LifeTime Hybrid 2045 Fund, R-6	49	996	2,021	4,599

Portfolio Turnover
As a fund of funds, the Fund does not pay transaction costs, such as commissions, when it buys and sells shares of underlying funds (or “turns over” its portfolio). An underlying fund does pay transaction costs when it buys and sells portfolio securities, and a higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the examples, affect the performance of the underlying fund and the Fund. During its most recent fiscal year, the Fund's portfolio turnover rate was 19.3% of the average value of its portfolio.

Principal Investment Strategies
The Fund operates as a “target date fund” that invests according to an asset allocation strategy designed for investors having a retirement investment goal close to the year in the Fund’s name. The Fund's asset allocation will become more conservative over time as investment goals near (for example, retirement, which is assumed to begin at age 65) and investors become more risk-averse. The Fund is a fund of funds that invests in Institutional Class shares of Principal Funds, Inc. (“PFI”), with a majority of the Fund's assets invested in index funds. Its underlying funds consist of domestic and foreign equity funds, fixed-income funds, real asset funds, and other funds that aim to offer diversification beyond traditional equity and fixed-income securities. The Fund is managed by Principal Management Corporation (“Principal”).
Principal develops, implements and monitors the Fund's strategic or long-term asset class targets and target ranges, is responsible for an active rebalancing strategy designed to identify asset classes that appear attractive over the short term, and sets the percentage of Fund assets to be allocated to a particular asset class. Principal selects the underlying funds for each asset class and the target weights for each underlying fund and may shift asset class targets in response to normal evaluative processes, the shortening time horizon of the Fund or changes in market forces or Fund circumstances. Principal may add, remove, or substitute underlying funds at any time.
In selecting underlying funds and target weights, Principal considers both quantitative measures (e.g., past performance, expected levels of risk and returns, expense levels, diversification and style consistency) and qualitative factors (e.g., organizational stability, investment experience, investment and risk management processes, and information, trading, and compliance systems). There are no minimum or maximum percentages of assets that the Fund must invest in a specific asset class or underlying fund.
The underlying funds invest in growth and value stocks of small, medium, and large market capitalization companies, fixed-income securities, domestic and foreign (including those in emerging markets) securities, securities denominated in foreign currencies, investment companies (including index funds), and derivatives. A derivative is a financial arrangement, the value of which is derived from, or based on, a traditional security, asset, or market index. The underlying funds principally use equity index futures and options to manage equity exposure.
Approximately 15 years after its target year, the Fund's underlying fund allocation is expected to match that of the Principal LifeTime Hybrid Income Fund. At that time, the Fund may be combined with the Principal LifeTime Hybrid Income Fund if the Board of Directors determines that the combination is in the best interests of Fund shareholders. It is expected that at the target date in the Fund’s name, the shareholder will begin gradually withdrawing the account's value.

Principal Risks
The broad diversification of the Fund is designed to cushion severe losses in any one investment sector and moderate overall price volatility. However, the Fund is subject to the particular risks of the underlying funds in the proportions in which the Fund invests in them, and its share prices will fluctuate as the prices of underlying fund shares rise or fall with changing market conditions. If you sell your shares when their value is less than the price you paid, you will lose money. The Fund operates as a fund of funds and thus bears both its own expenses and, indirectly, its proportionate share of the expenses of the underlying funds in which it invests. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund that are inherent in the fund of funds, in alphabetical order, are:
Asset Allocation Risk. A fund's selection and weighting of asset classes may cause it to underperform other funds with a similar investment objective.
Conflict of Interest Risk. The Advisor and its affiliates earn different fees from different underlying funds and may have an incentive to allocate more fund-of-fund assets to underlying funds from which they receive higher fees.
Fund of Funds Risk. The performance and risks of a fund of funds directly correspond to the performance and risks of the underlying funds in which the fund invests. Fund shareholders bear indirectly their proportionate share of the expenses of other investment companies in which the fund invests.
Target Date Fund Risk. A target date fund should not be selected based solely on age or retirement date because there is no guarantee that this fund will provide adequate income at or through retirement.
The principal risks of investing in the Fund that are inherent in the underlying funds, in alphabetical order, are:
Derivatives Risk. Derivatives may not move in the direction anticipated by the portfolio manager. Transactions in derivatives may increase volatility, cause the liquidation of portfolio positions when not advantageous to do so and result in disproportionate losses that may be substantially greater than a fund's initial investment.

•
Futures. Futures involve specific risks, including: the imperfect correlation between the change in market value of the instruments held by the fund and the price of the future,; possible lack of a liquid secondary market for a future and the resulting inability to close a future when desired; counterparty risk; and if the fund has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements.

Emerging Markets Risk. Investments in emerging market countries may have more risk than those in developed market countries because the emerging markets are less developed and more illiquid. Emerging market countries can also be subject to increased social, economic, regulatory, and political uncertainties and can be extremely volatile.
Equity Securities Risk. The value of equity securities could decline if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment (such as market capitalization or style) may underperform other market segments or the equity markets as a whole.

•
Growth Stock Risk. If growth companies do not increase their earnings at a rate expected by investors, the market price of the stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can lessen price declines in market downturns.

•
Small and Medium Market Capitalization Companies. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.

•
Value Stock Risk. Value stocks may continue to be undervalued by the market for extended periods, including the entire period during which the stock is held by a fund, or the events that the portfolio manager believed would cause the stock price to increase may not occur as anticipated or at all. Moreover, a stock judged to be undervalued actually may be appropriately priced at a low level.

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income securities could default on its payment obligations.
Foreign Currency Risk. Risks of investing in securities denominated in, or that trade in, foreign (non-U.S.) currencies include changes in foreign exchange rates and foreign exchange restrictions.
Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).
Index Fund Risk. More likely than not, an index fund will underperform the index due to cashflows and the fees and expenses of the fund. The correlation between fund performance and index performance may also be affected by changes in securities markets, changes in the composition of the index and the timing of purchases and sales of fund shares.
Investment Company Securities Risk. Fund shareholders bear indirectly their proportionate share of the expenses of other investment companies in which the fund invests.
Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will be to changes in interest rates.
Real Estate Securities Risk. Real estate securities are subject to the risks associated with direct ownership of real estate, including declines in value, adverse economic conditions, increases in expenses, regulatory changes and environmental problems. Investing in securities of companies in the real estate industry, subjects a fund to the special risks associated with the real estate market including factors such as loss to casualty or condemnation, changes in real estate values, property taxes, interest rates, cash flow of underlying real estate assets, occupancy rates, government regulations affecting zoning, land use and rents, and the management skill and creditworthiness of the issuer.
Redemption Risk. A fund that serves as an underlying fund for a fund of funds is subject to certain risks. When a fund of funds reallocates or rebalances its investments, an underlying fund may experience relatively large redemptions or investments. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

Performance
The following information provides some indication of the risks of investing in the Fund. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information by calling 1-800-222-5852 or online at:

•	For Institutional Class and Class R-6 - www.principal.com.
The bar chart shows the investment returns of the Fund’s Institutional Class shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). The table shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare with those of one or more broad measures of market performance.
Life of Fund results are measured from the date the Fund's shares were first sold (September 30, 2014).
For periods prior to the inception date of Class R-6 shares (August 24, 2015), the performance shown in the table for Class R-6 shares is based on the performance of the Fund's Institutional Class shares, adjusted to reflect the fees and expenses of Class R-6 shares. These adjustments for Class R-6 shares result in performance for such periods that is no higher than the historical performance of the Institutional Class shares, which were first sold on September 30, 2014.

Total Returns as of December 31 (Institutional Class shares)

Highest return for a quarter during the period of the bar chart above:	Q4 '15	4.02%
Lowest return for a quarter during the period of the bar chart above:	Q3 ‘15	(6.89)%

Average Annual Total Returns For the periods ended December 31, 2015
Average Annual Total Returns - PFI Prospectus - Principal LifeTime Hybrid 2045 Fund	Label	1 Year	Since Inception	Inception Date
Principal LifeTime Hybrid 2045 Fund, Institutional Class	Institutional Class Return Before Taxes	(0.40%)	2.45%	Sep. 30, 2014
Principal LifeTime Hybrid 2045 Fund, Institutional Class | After Taxes on Distributions	Institutional Class Return After Taxes on Distributions	(0.85%)	1.04%	Sep. 30, 2014
Principal LifeTime Hybrid 2045 Fund, Institutional Class | After Taxes on Distributions and Sales	Institutional Class Return After Taxes on Distribution and Sale of Fund Shares	0.03%	1.67%	Sep. 30, 2014
Principal LifeTime Hybrid 2045 Fund, R-6	Class R-6 Return Before Taxes	(0.40%)	2.45%	Sep. 30, 2014
S&P Target Date 2045 Index	S&P Target Date 2045 Index	(0.46%)	1.26%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Institutional Class shares only and would be different for the other share classes.

PFI Prospectus | Principal LifeTime Hybrid 2050 Fund
PRINCIPAL LIFETIME HYBRID 2050 FUND
Objective:
The Fund seeks a total return consisting of long-term growth of capital and current income.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment):
Shareholder Fees	Shareholder Fee, Other PFI Prospectus Principal LifeTime Hybrid 2050 Fund USD ($)
Principal LifeTime Hybrid 2050 Fund, Institutional Class	none
Principal LifeTime Hybrid 2050 Fund, R-3	none
Principal LifeTime Hybrid 2050 Fund, R-5	none
Principal LifeTime Hybrid 2050 Fund, R-6	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - PFI Prospectus - Principal LifeTime Hybrid 2050 Fund		Principal LifeTime Hybrid 2050 Fund, Institutional Class	Principal LifeTime Hybrid 2050 Fund, R-3		Principal LifeTime Hybrid 2050 Fund, R-5		Principal LifeTime Hybrid 2050 Fund, R-6
Management Fees (as a percentage of Assets)	[1]	none	none		none		none
Distribution and Service (12b-1) Fees			0.25%
Other Expenses (as a percentage of Assets):		12.41%	6.18%	[2]	6.12%	[2]	5.93%	[2]
Acquired Fund Fees and Expenses		0.42%	0.42%		0.42%		0.42%
Expenses (as a percentage of Assets)		12.83%	6.85%		6.54%		6.35%
Fee Waiver or Reimbursement	[3]	(12.36%)	(5.81%)		(5.81%)		(5.91%)
Net Expenses (as a percentage of Assets)		0.47%	1.04%		0.73%		0.44%
[1]	Management Fees in the table have been restated to reflect current fees. Effective March 1, 2016, the Management Fees were reduced.
[2]	Based on estimated amounts for the current fiscal year (Classes R-3, R-5, and R-6).
[3]	Principal Management Corporation ("Principal"), the investment advisor, has contractually agreed to limit the Fund’s expenses by paying, if necessary, expenses normally payable by the Fund, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses) to maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 0.05% for Institutional, 0.62% for R-3, 0.31% for R-5 and 0.02% for R-6 shares. It is expected that the expense limits will continue through the period ending February 28, 2017; however, Principal Funds, Inc. and Principal, the parties to the agreement, may mutually agree to terminate the expense limits prior to the end of the period.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - PFI Prospectus - Principal LifeTime Hybrid 2050 Fund - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Principal LifeTime Hybrid 2050 Fund, Institutional Class	48	2,361	4,510	8,573
Principal LifeTime Hybrid 2050 Fund, R-3	106	1,417	2,777	5,962
Principal LifeTime Hybrid 2050 Fund, R-5	75	1,329	2,644	5,756
Principal LifeTime Hybrid 2050 Fund, R-6	45	1,265	2,552	5,621

Portfolio Turnover
As a fund of funds, the Fund does not pay transaction costs, such as commissions, when it buys and sells shares of underlying funds (or “turns over” its portfolio). An underlying fund does pay transaction costs when it buys and sells portfolio securities, and a higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the examples, affect the performance of the underlying fund and the Fund. During its most recent fiscal year, the Fund's portfolio turnover rate was 9.6% of the average value of its portfolio.

Principal Investment Strategies
The Fund operates as a “target date fund” that invests according to an asset allocation strategy designed for investors having a retirement investment goal close to the year in the Fund’s name. The Fund's asset allocation will become more conservative over time as investment goals near (for example, retirement, which is assumed to begin at age 65) and investors become more risk-averse. The Fund is a fund of funds that invests in Institutional Class shares of Principal Funds, Inc. (“PFI”), with a majority of the Fund's assets invested in index funds. Its underlying funds consist of domestic and foreign equity funds, fixed-income funds, real asset funds, and other funds that aim to offer diversification beyond traditional equity and fixed-income securities. The Fund is managed by Principal Management Corporation (“Principal”).
Principal develops, implements and monitors the Fund's strategic or long-term asset class targets and target ranges, is responsible for an active rebalancing strategy designed to identify asset classes that appear attractive over the short term, and sets the percentage of Fund assets to be allocated to a particular asset class. Principal selects the underlying funds for each asset class and the target weights for each underlying fund and may shift asset class targets in response to normal evaluative processes, the shortening time horizon of the Fund or changes in market forces or Fund circumstances. Principal may add, remove, or substitute underlying funds at any time.
In selecting underlying funds and target weights, Principal considers both quantitative measures (e.g., past performance, expected levels of risk and returns, expense levels, diversification and style consistency) and qualitative factors (e.g., organizational stability, investment experience, investment and risk management processes, and information, trading, and compliance systems). There are no minimum or maximum percentages of assets that the Fund must invest in a specific asset class or underlying fund.
The underlying funds invest in growth and value stocks of small, medium, and large market capitalization companies, fixed-income securities, domestic and foreign (including those in emerging markets) securities, securities denominated in foreign currencies, investment companies (including index funds), and derivatives. A derivative is a financial arrangement, the value of which is derived from, or based on, a traditional security, asset, or market index. The underlying funds principally use equity index futures and options to manage equity exposure.
Approximately 15 years after its target year, the Fund's underlying fund allocation is expected to match that of the Principal LifeTime Hybrid Income Fund. At that time, the Fund may be combined with the Principal LifeTime Hybrid Income Fund if the Board of Directors determines that the combination is in the best interests of Fund shareholders. It is expected that at the target date in the Fund’s name, the shareholder will begin gradually withdrawing the account's value.

Principal Risks
The broad diversification of the Fund is designed to cushion severe losses in any one investment sector and moderate overall price volatility. However, the Fund is subject to the particular risks of the underlying funds in the proportions in which the Fund invests in them, and its share prices will fluctuate as the prices of underlying fund shares rise or fall with changing market conditions. If you sell your shares when their value is less than the price you paid, you will lose money. The Fund operates as a fund of funds and thus bears both its own expenses and, indirectly, its proportionate share of the expenses of the underlying funds in which it invests. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund that are inherent in the fund of funds, in alphabetical order, are:
Asset Allocation Risk. A fund's selection and weighting of asset classes may cause it to underperform other funds with a similar investment objective.
Conflict of Interest Risk. The Advisor and its affiliates earn different fees from different underlying funds and may have an incentive to allocate more fund-of-fund assets to underlying funds from which they receive higher fees.
Fund of Funds Risk. The performance and risks of a fund of funds directly correspond to the performance and risks of the underlying funds in which the fund invests. Fund shareholders bear indirectly their proportionate share of the expenses of other investment companies in which the fund invests.
Target Date Fund Risk. A target date fund should not be selected based solely on age or retirement date because there is no guarantee that this fund will provide adequate income at or through retirement.
The principal risks of investing in the Fund that are inherent in the underlying funds, in alphabetical order, are:
Derivatives Risk. Derivatives may not move in the direction anticipated by the portfolio manager. Transactions in derivatives may increase volatility, cause the liquidation of portfolio positions when not advantageous to do so and result in disproportionate losses that may be substantially greater than a fund's initial investment.

•
Futures. Futures involve specific risks, including: the imperfect correlation between the change in market value of the instruments held by the fund and the price of the future,; possible lack of a liquid secondary market for a future and the resulting inability to close a future when desired; counterparty risk; and if the fund has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements.

Emerging Markets Risk. Investments in emerging market countries may have more risk than those in developed market countries because the emerging markets are less developed and more illiquid. Emerging market countries can also be subject to increased social, economic, regulatory, and political uncertainties and can be extremely volatile.
Equity Securities Risk. The value of equity securities could decline if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment (such as market capitalization or style) may underperform other market segments or the equity markets as a whole.

•
Growth Stock Risk. If growth companies do not increase their earnings at a rate expected by investors, the market price of the stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can lessen price declines in market downturns.

•
Small and Medium Market Capitalization Companies. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.

•
Value Stock Risk. Value stocks may continue to be undervalued by the market for extended periods, including the entire period during which the stock is held by a fund, or the events that the portfolio manager believed would cause the stock price to increase may not occur as anticipated or at all. Moreover, a stock judged to be undervalued actually may be appropriately priced at a low level.

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income securities could default on its payment obligations.
Foreign Currency Risk. Risks of investing in securities denominated in, or that trade in, foreign (non-U.S.) currencies include changes in foreign exchange rates and foreign exchange restrictions.
Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).
Index Fund Risk. More likely than not, an index fund will underperform the index due to cashflows and the fees and expenses of the fund. The correlation between fund performance and index performance may also be affected by changes in securities markets, changes in the composition of the index and the timing of purchases and sales of fund shares.
Investment Company Securities Risk. Fund shareholders bear indirectly their proportionate share of the expenses of other investment companies in which the fund invests.
Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will be to changes in interest rates.
Redemption Risk. A fund that serves as an underlying fund for a fund of funds is subject to certain risks. When a fund of funds reallocates or rebalances its investments, an underlying fund may experience relatively large redemptions or investments. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

Performance
The following information provides some indication of the risks of investing in the Fund. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information by calling 1-800-222-5852 or online at:

•	For Institutional Class and Class R-6 - www.principal.com.
The bar chart shows the investment returns of the Fund’s Institutional Class shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). The table shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare with those of one or more broad measures of market performance.
Life of Fund results are measured from the date the Fund's shares were first sold (September 30, 2014).
For periods prior to the inception date of Class R-6 shares (August 24, 2015), the performance shown in the table for Class R-6 shares is based on the performance of the Fund's Institutional Class shares, adjusted to reflect the fees and expenses of Class R-6 shares. These adjustments for Class R-6 shares result in performance for such periods that is no higher than the historical performance of the Institutional Class shares, which were first sold on September 30, 2014.

Total Returns as of December 31 (Institutional Class shares)

Highest return for a quarter during the period of the bar chart above:	Q4 '15	4.22%
Lowest return for a quarter during the period of the bar chart above:	Q3 ‘15	(7.07)%

Average Annual Total Returns For the periods ended December 31, 2015
Average Annual Total Returns - PFI Prospectus - Principal LifeTime Hybrid 2050 Fund	Label	1 Year	Since Inception	Inception Date
Principal LifeTime Hybrid 2050 Fund, Institutional Class	Institutional Class Return Before Taxes	(0.11%)	2.68%	Sep. 30, 2014
Principal LifeTime Hybrid 2050 Fund, Institutional Class | After Taxes on Distributions	Institutional Class Return After Taxes on Distributions	(0.54%)	1.31%	Sep. 30, 2014
Principal LifeTime Hybrid 2050 Fund, Institutional Class | After Taxes on Distributions and Sales	Institutional Class Return After Taxes on Distribution and Sale of Fund Shares	0.21%	1.88%	Sep. 30, 2014
Principal LifeTime Hybrid 2050 Fund, R-6	Class R-6 Return Before Taxes	(0.11%)	2.68%	Sep. 30, 2014
S&P Target Date 2050 Index	S&P Target Date 2050 Index	(0.47%)	1.29%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Institutional Class shares only and would be different for the other share classes.

PFI Prospectus | Principal LifeTime Hybrid 2055 Fund
PRINCIPAL LIFETIME HYBRID 2055 FUND
Objective:
The Fund seeks a total return consisting of long-term growth of capital and current income.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment):
Shareholder Fees	Shareholder Fee, Other PFI Prospectus Principal LifeTime Hybrid 2055 Fund USD ($)
Principal LifeTime Hybrid 2055 Fund, Institutional Class	none
Principal LifeTime Hybrid 2055 Fund, R-3	none
Principal LifeTime Hybrid 2055 Fund, R-5	none
Principal LifeTime Hybrid 2055 Fund, R-6	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - PFI Prospectus - Principal LifeTime Hybrid 2055 Fund		Principal LifeTime Hybrid 2055 Fund, Institutional Class	Principal LifeTime Hybrid 2055 Fund, R-3		Principal LifeTime Hybrid 2055 Fund, R-5		Principal LifeTime Hybrid 2055 Fund, R-6
Management Fees (as a percentage of Assets)	[1]	none	none		none		none
Distribution and Service (12b-1) Fees			0.25%
Other Expenses (as a percentage of Assets):		45.67%	21.61%	[2]	21.55%	[2]	21.36%	[2]
Acquired Fund Fees and Expenses		0.46%	0.46%		0.46%		0.46%
Expenses (as a percentage of Assets)		46.13%	22.32%		22.01%		21.82%
Fee Waiver or Reimbursement	[3]	(45.62%)	(21.24%)		(21.24%)		(21.34%)
Net Expenses (as a percentage of Assets)		0.51%	1.08%		0.77%		0.48%
[1]	Management Fees in the table have been restated to reflect current fees. Effective March 1, 2016, the Management Fees were reduced.
[2]	Based on estimated amounts for the current fiscal year (Classes R-3, R-5, and R-6).
[3]	Principal Management Corporation ("Principal"), the investment advisor, has contractually agreed to limit the Fund’s expenses by paying, if necessary, expenses normally payable by the Fund, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses) to maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 0.05% for Institutional, 0.62% for R-3, 0.31% for R-5 and 0.02% for R-6 shares. It is expected that the expense limits will continue through the period ending February 28, 2017; however, Principal Funds, Inc. and Principal, the parties to the agreement, may mutually agree to terminate the expense limits prior to the end of the period.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - PFI Prospectus - Principal LifeTime Hybrid 2055 Fund - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Principal LifeTime Hybrid 2055 Fund, Institutional Class	52	5,955	8,327	9,496
Principal LifeTime Hybrid 2055 Fund, R-3	110	3,761	6,517	10,170
Principal LifeTime Hybrid 2055 Fund, R-5	79	3,697	6,452	10,148
Principal LifeTime Hybrid 2055 Fund, R-6	49	3,650	6,408	10,134

Portfolio Turnover
As a fund of funds, the Fund does not pay transaction costs, such as commissions, when it buys and sells shares of underlying funds (or “turns over” its portfolio). An underlying fund does pay transaction costs when it buys and sells portfolio securities, and a higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the examples, affect the performance of the underlying fund and the Fund. During its most recent fiscal year, the Fund's portfolio turnover rate was 49.9% of the average value of its portfolio.

Principal Investment Strategies
The Fund operates as a “target date fund” that invests according to an asset allocation strategy designed for investors having a retirement investment goal close to the year in the Fund’s name. The Fund's asset allocation will become more conservative over time as investment goals near (for example, retirement, which is assumed to begin at age 65) and investors become more risk-averse. The Fund is a fund of funds that invests in Institutional Class shares of Principal Funds, Inc. (“PFI”), with a majority of the Fund's assets invested in index funds. Its underlying funds consist of domestic and foreign equity funds, fixed-income funds, real asset funds, and other funds that aim to offer diversification beyond traditional equity and fixed-income securities. The Fund is managed by Principal Management Corporation (“Principal”).
Principal develops, implements and monitors the Fund's strategic or long-term asset class targets and target ranges, is responsible for an active rebalancing strategy designed to identify asset classes that appear attractive over the short term, and sets the percentage of Fund assets to be allocated to a particular asset class. Principal selects the underlying funds for each asset class and the target weights for each underlying fund and may shift asset class targets in response to normal evaluative processes, the shortening time horizon of the Fund or changes in market forces or Fund circumstances. Principal may add, remove, or substitute underlying funds at any time.
In selecting underlying funds and target weights, Principal considers both quantitative measures (e.g., past performance, expected levels of risk and returns, expense levels, diversification and style consistency) and qualitative factors (e.g., organizational stability, investment experience, investment and risk management processes, and information, trading, and compliance systems). There are no minimum or maximum percentages of assets that the Fund must invest in a specific asset class or underlying fund.
The underlying funds invest in growth and value stocks of small, medium, and large market capitalization companies, fixed-income securities, domestic and foreign (including those in emerging markets) securities, securities denominated in foreign currencies, investment companies (including index funds), and derivatives. A derivative is a financial arrangement, the value of which is derived from, or based on, a traditional security, asset, or market index. The underlying funds principally use equity index futures and options to manage equity exposure.
Approximately 15 years after its target year, the Fund's underlying fund allocation is expected to match that of the Principal LifeTime Hybrid Income Fund. At that time, the Fund may be combined with the Principal LifeTime Hybrid Income Fund if the Board of Directors determines that the combination is in the best interests of Fund shareholders. It is expected that at the target date in the Fund’s name, the shareholder will begin gradually withdrawing the account's value.

Principal Risks
The broad diversification of the Fund is designed to cushion severe losses in any one investment sector and moderate overall price volatility. However, the Fund is subject to the particular risks of the underlying funds in the proportions in which the Fund invests in them, and its share prices will fluctuate as the prices of underlying fund shares rise or fall with changing market conditions. If you sell your shares when their value is less than the price you paid, you will lose money. The Fund operates as a fund of funds and thus bears both its own expenses and, indirectly, its proportionate share of the expenses of the underlying funds in which it invests. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund that are inherent in the fund of funds, in alphabetical order, are:
Asset Allocation Risk. A fund's selection and weighting of asset classes may cause it to underperform other funds with a similar investment objective.
Conflict of Interest Risk. The Advisor and its affiliates earn different fees from different underlying funds and may have an incentive to allocate more fund-of-fund assets to underlying funds from which they receive higher fees.
Fund of Funds Risk. The performance and risks of a fund of funds directly correspond to the performance and risks of the underlying funds in which the fund invests. Fund shareholders bear indirectly their proportionate share of the expenses of other investment companies in which the fund invests.
Target Date Fund Risk. A target date fund should not be selected based solely on age or retirement date because there is no guarantee that this fund will provide adequate income at or through retirement.
The principal risks of investing in the Fund that are inherent in the underlying funds, in alphabetical order, are:
Derivatives Risk. Derivatives may not move in the direction anticipated by the portfolio manager. Transactions in derivatives may increase volatility, cause the liquidation of portfolio positions when not advantageous to do so and result in disproportionate losses that may be substantially greater than a fund's initial investment.

•
Futures. Futures involve specific risks, including: the imperfect correlation between the change in market value of the instruments held by the fund and the price of the future,; possible lack of a liquid secondary market for a future and the resulting inability to close a future when desired; counterparty risk; and if the fund has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements.

Emerging Markets Risk. Investments in emerging market countries may have more risk than those in developed market countries because the emerging markets are less developed and more illiquid. Emerging market countries can also be subject to increased social, economic, regulatory, and political uncertainties and can be extremely volatile.
Equity Securities Risk. The value of equity securities could decline if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment (such as market capitalization or style) may underperform other market segments or the equity markets as a whole.

•
Growth Stock Risk. If growth companies do not increase their earnings at a rate expected by investors, the market price of the stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can lessen price declines in market downturns.

•
Small and Medium Market Capitalization Companies. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.

•
Value Stock Risk. Value stocks may continue to be undervalued by the market for extended periods, including the entire period during which the stock is held by a fund, or the events that the portfolio manager believed would cause the stock price to increase may not occur as anticipated or at all. Moreover, a stock judged to be undervalued actually may be appropriately priced at a low level.

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income securities could default on its payment obligations.
Foreign Currency Risk. Risks of investing in securities denominated in, or that trade in, foreign (non-U.S.) currencies include changes in foreign exchange rates and foreign exchange restrictions.
Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).
Index Fund Risk. More likely than not, an index fund will underperform the index due to cashflows and the fees and expenses of the fund. The correlation between fund performance and index performance may also be affected by changes in securities markets, changes in the composition of the index and the timing of purchases and sales of fund shares.
Investment Company Securities Risk. Fund shareholders bear indirectly their proportionate share of the expenses of other investment companies in which the fund invests.
Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will be to changes in interest rates.
Redemption Risk. A fund that serves as an underlying fund for a fund of funds is subject to certain risks. When a fund of funds reallocates or rebalances its investments, an underlying fund may experience relatively large redemptions or investments. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

Performance
The following information provides some indication of the risks of investing in the Fund. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information by calling 1-800-222-5852 or online at:

•	For Institutional Class and Class R-6 - www.principal.com.
The bar chart shows the investment returns of the Fund’s Institutional Class shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). The table shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare with those of one or more broad measures of market performance.
Life of Fund results are measured from the date the Fund's shares were first sold (September 30, 2014).
For periods prior to the inception date of Class R-6 shares (August 24, 2015), the performance shown in the table for Class R-6 shares is based on the performance of the Fund's Institutional Class shares, adjusted to reflect the fees and expenses of Class R-6 shares. These adjustments for Class R-6 shares result in performance for such periods that is no higher than the historical performance of the Institutional Class shares, which were first sold on September 30, 2014.

Total Returns as of December 31 (Institutional Class shares)

Highest return for a quarter during the period of the bar chart above:	Q4 '15	4.43%
Lowest return for a quarter during the period of the bar chart above:	Q3 ‘15	(7.35)%

Average Annual Total Returns For the periods ended December 31, 2015
Average Annual Total Returns - PFI Prospectus - Principal LifeTime Hybrid 2055 Fund	Label	1 Year	Since Inception	Inception Date
Principal LifeTime Hybrid 2055 Fund, Institutional Class	Institutional Class Return Before Taxes	(0.22%)	2.66%	Sep. 30, 2014
Principal LifeTime Hybrid 2055 Fund, Institutional Class | After Taxes on Distributions	Institutional Class Return After Taxes on Distributions	(0.64%)	1.30%	Sep. 30, 2014
Principal LifeTime Hybrid 2055 Fund, Institutional Class | After Taxes on Distributions and Sales	Institutional Class Return After Taxes on Distribution and Sale of Fund Shares	0.15%	1.88%	Sep. 30, 2014
Principal LifeTime Hybrid 2055 Fund, R-6	Class R-6 Return Before Taxes	(0.22%)	2.66%	Sep. 30, 2014
S&P Target Date 2055 Plus Index	S&P Target Date 2055+ Index	(0.54%)	1.22%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Institutional Class shares only and would be different for the other share classes.

PFI Prospectus | Principal LifeTime Hybrid 2060 Fund
PRINCIPAL LIFETIME HYBRID 2060 FUND
Objective:
The Fund seeks a total return consisting of long-term growth of capital and current income.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment):
Shareholder Fees	Shareholder Fee, Other PFI Prospectus Principal LifeTime Hybrid 2060 Fund USD ($)
Principal LifeTime Hybrid 2060 Fund, Institutional Class	none
Principal LifeTime Hybrid 2060 Fund, R-3	none
Principal LifeTime Hybrid 2060 Fund, R-5	none
Principal LifeTime Hybrid 2060 Fund, R-6	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - PFI Prospectus - Principal LifeTime Hybrid 2060 Fund		Principal LifeTime Hybrid 2060 Fund, Institutional Class	Principal LifeTime Hybrid 2060 Fund, R-3		Principal LifeTime Hybrid 2060 Fund, R-5		Principal LifeTime Hybrid 2060 Fund, R-6
Management Fees (as a percentage of Assets)	[1]	none	none		none		none
Distribution and Service (12b-1) Fees			0.25%
Other Expenses (as a percentage of Assets):		319.03%	134.63%	[2]	134.57%	[2]	134.38%	[2]
Acquired Fund Fees and Expenses		0.49%	0.49%		0.49%		0.49%
Expenses (as a percentage of Assets)		319.52%	135.37%		135.06%		134.87%
Fee Waiver or Reimbursement	[3]	(318.98%)	(134.26%)		(134.26%)		(134.36%)
Net Expenses (as a percentage of Assets)		0.54%	1.11%		0.80%		0.51%
[1]	Management Fees in the table have been restated to reflect current fees. Effective March 1, 2016, the Management Fees were reduced
[2]	Based on estimated amounts for the current fiscal year (Classes R-3, R-5, and R-6).
[3]	Principal Management Corporation ("Principal"), the investment advisor, has contractually agreed to limit the Fund’s expenses by paying, if necessary, expenses normally payable by the Fund, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses) to maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 0.05% for Institutional, 0.62% for R-3, 0.31% for R-5 and 0.02% for R-6 shares. It is expected that the expense limits will continue through the period ending February 28, 2017; however, Principal Funds, Inc. and Principal, the parties to the agreement, may mutually agree to terminate the expense limits prior to the end of the period.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - PFI Prospectus - Principal LifeTime Hybrid 2060 Fund - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years	Expense (Reimbursement) Example, With Redemption, 10 Years	[1]
Principal LifeTime Hybrid 2060 Fund, Institutional Class	55	22,388	98,899		(4,439,758)
Principal LifeTime Hybrid 2060 Fund, R-3	113	5,081	5,171	5,180
Principal LifeTime Hybrid 2060 Fund, R-5	82	5,083	5,169	5,178
Principal LifeTime Hybrid 2060 Fund, R-6	52	5,079	5,163	5,172
[1]	As of October 31, 2015, the Institutional Class of LifeTime Hybrid 2060 Fund had approximately $18,000 in net assets; therefore the example calculation renders unusual cost examples for years other than those during which the expense reimbursement is in place.

Portfolio Turnover
As a fund of funds, the Fund does not pay transaction costs, such as commissions, when it buys and sells shares of underlying funds (or “turns over” its portfolio). An underlying fund does pay transaction costs when it buys and sells portfolio securities, and a higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the examples, affect the performance of the underlying fund and the Fund.

Principal Investment Strategies
The Fund operates as a “target date fund” that invests according to an asset allocation strategy designed for investors having a retirement investment goal close to the year in the Fund’s name. The Fund's asset allocation will become more conservative over time as investment goals near (for example, retirement, which is assumed to begin at age 65) and investors become more risk-averse. The Fund is a fund of funds that invests in Institutional Class shares of Principal Funds, Inc. (“PFI”), with a majority of the Fund's assets invested in index funds. Its underlying funds consist of domestic and foreign equity funds, fixed-income funds, real asset funds, and other funds that aim to offer diversification beyond traditional equity and fixed-income securities. The Fund is managed by Principal Management Corporation (“Principal”).
Principal develops, implements and monitors the Fund's strategic or long-term asset class targets and target ranges, is responsible for an active rebalancing strategy designed to identify asset classes that appear attractive over the short term, and sets the percentage of Fund assets to be allocated to a particular asset class. Principal selects the underlying funds for each asset class and the target weights for each underlying fund and may shift asset class targets in response to normal evaluative processes, the shortening time horizon of the Fund or changes in market forces or Fund circumstances. Principal may add, remove, or substitute underlying funds at any time.
In selecting underlying funds and target weights, Principal considers both quantitative measures (e.g., past performance, expected levels of risk and returns, expense levels, diversification and style consistency) and qualitative factors (e.g., organizational stability, investment experience, investment and risk management processes, and information, trading, and compliance systems). There are no minimum or maximum percentages of assets that the Fund must invest in a specific asset class or underlying fund.
The underlying funds invest in growth and value stocks of small, medium, and large market capitalization companies, fixed-income securities, domestic and foreign (including those in emerging markets) securities, securities denominated in foreign currencies, investment companies (including index funds), and derivatives. A derivative is a financial arrangement, the value of which is derived from, or based on, a traditional security, asset, or market index. The underlying funds principally use equity index futures and options to manage equity exposure.
Approximately 15 years after its target year, the Fund's underlying fund allocation is expected to match that of the Principal LifeTime Hybrid Income Fund. At that time, the Fund may be combined with the Principal LifeTime Hybrid Income Fund if the Board of Directors determines that the combination is in the best interests of Fund shareholders. It is expected that at the target date in the Fund’s name, the shareholder will begin gradually withdrawing the account's value.

Principal Risks
The broad diversification of the Fund is designed to cushion severe losses in any one investment sector and moderate overall price volatility. However, the Fund is subject to the particular risks of the underlying funds in the proportions in which the Fund invests in them, and its share prices will fluctuate as the prices of underlying fund shares rise or fall with changing market conditions. If you sell your shares when their value is less than the price you paid, you will lose money. The Fund operates as a fund of funds and thus bears both its own expenses and, indirectly, its proportionate share of the expenses of the underlying funds in which it invests. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund that are inherent in the fund of funds, in alphabetical order, are:
Asset Allocation Risk. A fund's selection and weighting of asset classes may cause it to underperform other funds with a similar investment objective.
Conflict of Interest Risk. The Advisor and its affiliates earn different fees from different underlying funds and may have an incentive to allocate more fund-of-fund assets to underlying funds from which they receive higher fees.
Fund of Funds Risk. The performance and risks of a fund of funds directly correspond to the performance and risks of the underlying funds in which the fund invests. Fund shareholders bear indirectly their proportionate share of the expenses of other investment companies in which the fund invests.
Target Date Fund Risk. A target date fund should not be selected based solely on age or retirement date because there is no guarantee that this fund will provide adequate income at or through retirement.
The principal risks of investing in the Fund that are inherent in the underlying funds, in alphabetical order, are:
Derivatives Risk. Derivatives may not move in the direction anticipated by the portfolio manager. Transactions in derivatives may increase volatility, cause the liquidation of portfolio positions when not advantageous to do so and result in disproportionate losses that may be substantially greater than a fund's initial investment.

•
Futures. Futures involve specific risks, including: the imperfect correlation between the change in market value of the instruments held by the fund and the price of the future,; possible lack of a liquid secondary market for a future and the resulting inability to close a future when desired; counterparty risk; and if the fund has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements.

Emerging Markets Risk. Investments in emerging market countries may have more risk than those in developed market countries because the emerging markets are less developed and more illiquid. Emerging market countries can also be subject to increased social, economic, regulatory, and political uncertainties and can be extremely volatile.
Equity Securities Risk. The value of equity securities could decline if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment (such as market capitalization or style) may underperform other market segments or the equity markets as a whole.

•
Growth Stock Risk. If growth companies do not increase their earnings at a rate expected by investors, the market price of the stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can lessen price declines in market downturns.

•
Small and Medium Market Capitalization Companies. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.

•
Value Stock Risk. Value stocks may continue to be undervalued by the market for extended periods, including the entire period during which the stock is held by a fund, or the events that the portfolio manager believed would cause the stock price to increase may not occur as anticipated or at all. Moreover, a stock judged to be undervalued actually may be appropriately priced at a low level.

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income securities could default on its payment obligations.
Foreign Currency Risk. Risks of investing in securities denominated in, or that trade in, foreign (non-U.S.) currencies include changes in foreign exchange rates and foreign exchange restrictions.
Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).
Index Fund Risk. More likely than not, an index fund will underperform the index due to cashflows and the fees and expenses of the fund. The correlation between fund performance and index performance may also be affected by changes in securities markets, changes in the composition of the index and the timing of purchases and sales of fund shares.
Investment Company Securities Risk. Fund shareholders bear indirectly their proportionate share of the expenses of other investment companies in which the fund invests.
Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will be to changes in interest rates.
Redemption Risk. A fund that serves as an underlying fund for a fund of funds is subject to certain risks. When a fund of funds reallocates or rebalances its investments, an underlying fund may experience relatively large redemptions or investments. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

Performance
The following information provides some indication of the risks of investing in the Fund. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information by calling 1-800-222-5852 or online at:

•	For Institutional Class and Class R-6 - www.principal.com.
The bar chart shows the investment returns of the Fund’s Institutional Class shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). The table shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare with those of one or more broad measures of market performance.
Life of Fund results are measured from the date the Fund's shares were first sold (September 30, 2014).
For periods prior to the inception date of Class R-6 shares (August 24, 2015), the performance shown in the table for Class R-6 shares is based on the performance of the Fund's Institutional Class shares, adjusted to reflect the fees and expenses of Class R-6 shares. These adjustments for Class R-6 shares result in performance for such periods that is no higher than the historical performance of the Institutional Class shares, which were first sold on September 30, 2014.

Total Returns as of December 31 (Institutional Class shares)

Highest return for a quarter during the period of the bar chart above:	Q4 '15	4.34%
Lowest return for a quarter during the period of the bar chart above:	Q3 ‘15	(7.25)%

Average Annual Total Returns For the periods ended December 31, 2015
Average Annual Total Returns - PFI Prospectus - Principal LifeTime Hybrid 2060 Fund	Label	1 Year	Since Inception	Inception Date
Principal LifeTime Hybrid 2060 Fund, Institutional Class	Institutional Class Return Before Taxes	(0.20%)	2.68%	Sep. 30, 2014
Principal LifeTime Hybrid 2060 Fund, Institutional Class | After Taxes on Distributions	Institutional Class Return After Taxes on Distributions	(0.90%)	1.10%	Sep. 30, 2014
Principal LifeTime Hybrid 2060 Fund, Institutional Class | After Taxes on Distributions and Sales	Institutional Class Return After Taxes on Distribution and Sale of Fund Shares	(0.11%)	1.67%	Sep. 30, 2014
Principal LifeTime Hybrid 2060 Fund, R-6	Class R-6 Return Before Taxes	(0.10%)	2.76%	Sep. 30, 2014
S&P Target Date 2055 Plus Index	S&P Target Date 2055+ Index	(0.54%)	1.22%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Institutional Class shares only and would be different for the other share classes.

PFI Prospectus | Real Estate Securities Fund [Member]
REAL ESTATE SECURITIES FUND
Objective:
The Fund seeks to generate a total return.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A Shares of Principal Funds, Inc. More information about these and other discounts is available from your financial professional and in “Choosing a Share Class and The Costs of Investing” beginning on page 398 of the Fund’s prospectus and “Multiple Class Structure” beginning on page 6 of the Fund’s Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - PFI Prospectus - Real Estate Securities Fund	Real Estate Securities, Class A [Member]	Real Estate Securities Fund, Class C [Member]	Real Estate Securities, Class J [Member]	Real Estate Securities Fund, Class P Shares [Member]	Real Estate Securities, Institutional Class [Member]	Real Estate Securities, Class R-1 [Member]	Real Estate Securities, Class R-2 [Member]	Real Estate Securities, Class R-3 [Member]	Real Estate Securities, Class R-4 [Member]	Real Estate Securities, Class R-5 [Member]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	5.50%	none	none	none	none	none	none	none	none	none
Maximum Deferred Sales Charge (as a percentage)	1.00%	1.00%	1.00%	none	none	none	none	none	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - PFI Prospectus - Real Estate Securities Fund	Real Estate Securities, Class A [Member]	Real Estate Securities Fund, Class C [Member]	Real Estate Securities, Class J [Member]		Real Estate Securities Fund, Class P Shares [Member]	Real Estate Securities, Institutional Class [Member]	Real Estate Securities, Class R-1 [Member]	Real Estate Securities, Class R-2 [Member]	Real Estate Securities, Class R-3 [Member]	Real Estate Securities, Class R-4 [Member]	Real Estate Securities, Class R-5 [Member]
Management Fees (as a percentage of Assets)	0.82%	0.82%	0.82%		0.82%	0.82%	0.82%	0.82%	0.82%	0.82%	0.82%
Distribution and Service (12b-1) Fees	0.25%	1.00%	0.15%	[1]			0.35%	0.30%	0.25%	0.10%
Other Expenses (as a percentage of Assets):	0.23%	0.25%	0.16%		0.15%	0.07%	0.53%	0.45%	0.32%	0.28%	0.26%
Expenses (as a percentage of Assets)	1.30%	2.07%	1.13%		0.97%	0.89%	1.70%	1.57%	1.39%	1.20%	1.08%
Fee Waiver or Reimbursement					none
Net Expenses (as a percentage of Assets)	1.30%	2.07%	1.13%		0.97%	0.89%	1.70%	1.57%	1.39%	1.20%	1.08%
[1]	Expense information in the table has been restated to reflect current fees. Effective December 31, 2015, the Distribution and/or Service (12b-1) Fees for Class J shares were reduced.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - PFI Prospectus - Real Estate Securities Fund - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Real Estate Securities, Class A [Member]	675	939	1,224	2,032
Real Estate Securities Fund, Class C [Member]	310	649	1,114	2,400
Real Estate Securities, Class J [Member]	215	359	622	1,375
Real Estate Securities Fund, Class P Shares [Member]	99	309	536	1,190
Real Estate Securities, Institutional Class [Member]	91	284	493	1,096
Real Estate Securities, Class R-1 [Member]	173	536	923	2,009
Real Estate Securities, Class R-2 [Member]	160	496	855	1,867
Real Estate Securities, Class R-3 [Member]	142	440	761	1,669
Real Estate Securities, Class R-4 [Member]	122	381	660	1,455
Real Estate Securities, Class R-5 [Member]	110	343	595	1,317

With respect to Classes C and J shares, you would pay the following expenses if you did not redeem your shares (all other classes would be the same as in the above example):
Expense Example, No Redemption - PFI Prospectus - Real Estate Securities Fund - USD ($)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Real Estate Securities Fund, Class C [Member]	210	649	1,114	2,400
Real Estate Securities, Class J [Member]	115	359	622	1,375

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 26.2% of the average value of its portfolio.

Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies principally engaged in the real estate industry at the time of purchase. A real estate company has at least 50% of its assets, income or profits derived from products or services related to the real estate industry. Real estate companies include real estate investment trusts ("REITs") and companies with substantial real estate holdings such as paper, lumber, hotel and entertainment companies as well as those whose products and services relate to the real estate industry include building supply manufacturers, mortgage lenders and mortgage servicing companies. The Fund invests in equity securities of small, medium, and large market capitalization companies.
REITs are pooled investment vehicles that invest in income producing real estate, real estate related loans, or other types of real estate interests. REITs are corporations or business trusts that are permitted to eliminate corporate level federal income taxes by meeting certain requirements of the Internal Revenue Code.
The Fund concentrates its investments (invest more than 25% of its net assets) in securities in the real estate industry.
The Fund is considered non-diversified, which means it can invest a higher percentage of assets in securities of individual issuers than a diversified fund. As a result, changes in the value of a single investment could cause greater fluctuations in the Fund's share price than would occur in a more diversified fund.

Principal Risks
The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund, in alphabetical order, are:
Equity Securities Risk. The value of equity securities could decline if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment (such as market capitalization or style) may underperform other market segments or the equity markets as a whole.

•
Small and Medium Market Capitalization Companies. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.

Industry Concentration Risk. A fund that concentrates investments in a particular industry or group of industries has greater exposure than other funds to market, economic and other factors affecting that industry or group of industries.

•
Real Estate. A fund concentrating in the real estate industry can be subject to the risks associated with direct ownership of real estate, securities of companies in the real estate industry, and/or real estate investment trusts.

Non-Diversification Risk. A non-diversified fund may invest a high percentage of its assets in the securities of a small number of issuers and is more likely than diversified funds to be significantly affected by a specific security’s poor performance.
Real Estate Investment Trusts (“REITs”) Risk. In addition to risks associated with investing in real estate securities, REITs are dependent upon management skills, are not diversified, and are subject to heavy cash flow dependency, risks of default by borrowers, and self-liquidation. Investment in REITs also involves risks similar to risks of investing in small market capitalization companies, such as limited financial resources, less frequent and limited volume trading, and may be subject to more abrupt or erratic price movements than larger company securities. A REIT could fail to qualify for tax-free pass-through of income under the Internal Revenue Code. Fund shareholders will indirectly bear their proportionate share of the expenses of REITs in which the fund invests.
Real Estate Securities Risk. Real estate securities are subject to the risks associated with direct ownership of real estate, including declines in value, adverse economic conditions, increases in expenses, regulatory changes and environmental problems. Investing in securities of companies in the real estate industry, subjects a fund to the special risks associated with the real estate market including factors such as loss to casualty or condemnation, changes in real estate values, property taxes, interest rates, cash flow of underlying real estate assets, occupancy rates, government regulations affecting zoning, land use and rents, and the management skill and creditworthiness of the issuer.

Performance
The following information provides some indication of the risks of investing in the Fund. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information by calling 1-800-222-5852 or online at:

•	For Classes A, C, J, and P - www.principalfunds.com.

•	For Institutional Class and Classes R-1, R-2, R-3, R-4, and R-5 - www.principal.com.
The bar chart shows the investment returns of the Fund’s Class A shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). These annual returns do not reflect sales charges on Class A shares; if they did, results would be lower. The table shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare with those of one or more broad measures of market performance.
For periods prior to the inception date of Class C shares (January 16, 2007) and Class P shares (September 27, 2010), the performance shown in the table for these classes is based on the performance of the Fund's R-3 Class shares, adjusted to reflect the respective fees and expenses of each class. Where this adjustment for fees and expenses results in performance for a newer class that is higher than the historical performance of the Class R-3 shares, the historical performance of the Class R-3 shares is used for the newer class. These adjustments for these newer classes result in performance for such periods that is no higher than the historical performance of the R-3 Class shares, which were first sold on December 6, 2000.

Total Returns as of December 31 (Class A shares)

Highest return for a quarter during the period of the bar chart above:	Q3 '09	33.08%
Lowest return for a quarter during the period of the bar chart above:	Q4 '08	(33.89)%

Average Annual Total Returns - PFI Prospectus - Real Estate Securities Fund	Label	1 Year	5 Years	10 Years
Real Estate Securities, Class A [Member]	Class A Return Before Taxes	(1.90%)	11.16%	7.26%
Real Estate Securities, Class A [Member] | After Taxes on Distributions	Class A Return After Taxes on Distributions	(3.62%)	9.63%	5.68%
Real Estate Securities, Class A [Member] | After Taxes on Distributions and Sales	Class A Return After Taxes on Distribution and Sale of Fund Shares	(0.15%)	8.49%	5.51%
Real Estate Securities Fund, Class C [Member]	Class C Return Before Taxes	2.07%	11.54%	7.10%
Real Estate Securities, Class J [Member]	Class J Return Before Taxes	3.01%	12.49%	7.82%
Real Estate Securities Fund, Class P Shares [Member]	Class P Return Before Taxes	4.15%	12.81%	8.03%
Real Estate Securities, Institutional Class [Member]	Institutional Class Return Before Taxes	4.22%	12.94%	8.38%
Real Estate Securities, Class R-1 [Member]	Class R-1 Return Before Taxes	3.40%	12.01%	7.46%
Real Estate Securities, Class R-2 [Member]	Class R-2 Return Before Taxes	3.53%	12.14%	7.60%
Real Estate Securities, Class R-3 [Member]	Class R-3 Return Before Taxes	3.76%	12.35%	7.80%
Real Estate Securities, Class R-4 [Member]	Class R-4 Return Before Taxes	3.91%	12.56%	8.00%
Real Estate Securities, Class R-5 [Member]	Class R-5 Return Before Taxes	4.06%	12.70%	8.13%
MSCI US REIT Index	MSCI US REIT Index (reflects no deduction for fees, expenses, or taxes)	2.52%	11.88%	7.35%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A shares only and would be different for the other share classes.

PFI Prospectus | Strategic Asset Management Balanced Portfolio [Member]
SAM (STRATEGIC ASSET MANAGEMENT) BALANCED PORTFOLIO
Objective:
The Portfolio seeks to provide as high a level of total return (consisting of reinvested income and capital appreciation) as is consistent with reasonable risk.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A Shares of Principal Funds, Inc. More information about these and other discounts is available from your financial professional and in “Choosing a Share Class and The Costs of Investing” beginning on page 398 of the Fund’s prospectus and “Multiple Class Structure” beginning on page 6 of the Fund’s Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - PFI Prospectus - Strategic Asset Management Balanced Portfolio	SAM Balanced Fund, Class A [Member]	SAM Balanced Fund, Class C [Member]	SAM Balanced Fund, Class J [Member]	SAM Balanced Fund, Class P	SAM Balanced Fund, Institutional Class [Member]	SAM Balanced Fund, Class R-1 [Member]	SAM Balanced Fund, Class R-2 [Member]	SAM Balanced Fund, Class R-3 [Member]	SAM Balanced Fund, Class R-4 [Member]	SAM Balanced Fund, Class R-5 [Member]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	5.50%	none	none	none	none	none	none	none	none	none
Maximum Deferred Sales Charge (as a percentage)	1.00%	1.00%	1.00%	none	none	none	none	none	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - PFI Prospectus - Strategic Asset Management Balanced Portfolio		SAM Balanced Fund, Class A [Member]	SAM Balanced Fund, Class C [Member]	SAM Balanced Fund, Class J [Member]		SAM Balanced Fund, Class P		SAM Balanced Fund, Institutional Class [Member]	SAM Balanced Fund, Class R-1 [Member]	SAM Balanced Fund, Class R-2 [Member]	SAM Balanced Fund, Class R-3 [Member]	SAM Balanced Fund, Class R-4 [Member]	SAM Balanced Fund, Class R-5 [Member]
Management Fees (as a percentage of Assets)		0.31%	0.31%	0.31%		0.31%		0.31%	0.31%	0.31%	0.31%	0.31%	0.31%
Distribution and Service (12b-1) Fees		0.25%	1.00%	0.15%	[1]				0.35%	0.30%	0.25%	0.10%
Other Expenses (as a percentage of Assets):		0.09%	0.08%	0.04%		0.21%	[2]	none	0.53%	0.45%	0.32%	0.28%	0.26%
Acquired Fund Fees and Expenses		0.70%	0.70%	0.70%		0.70%		0.70%	0.70%	0.70%	0.70%	0.70%	0.70%
Expenses (as a percentage of Assets)		1.35%	2.09%	1.20%		1.22%		1.01%	1.89%	1.76%	1.58%	1.39%	1.27%
Fee Waiver or Reimbursement	[3]					(0.01%)
Net Expenses (as a percentage of Assets)		1.35%	2.09%	1.20%		1.21%		1.01%	1.89%	1.76%	1.58%	1.39%	1.27%
[1]	Expense information in the table has been restated to reflect current fees. Effective December 31, 2015, the Distribution and/or Service (12b-1) Fees for Class J shares were reduced.
[2]	Based on estimated amounts for the current fiscal year (Class P).
[3]	Principal Management Corporation ("Principal"), the investment advisor, has contractually agreed to limit the Fund’s expenses by paying, if necessary, expenses normally payable by the Fund, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses) to maintain "Other Expenses" (expressed as a percent of average net assets on an annualized basis) not to exceed 0.20% for Class P shares. It is expected that the expense limit will continue through the period ending February 28, 2017; however, Principal Funds, Inc. and Principal, the parties to the agreement, may mutually agree to terminate the expense limit prior to the end of the period.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - PFI Prospectus - Strategic Asset Management Balanced Portfolio - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
SAM Balanced Fund, Class A [Member]	680	954	1,249	2,085
SAM Balanced Fund, Class C [Member]	312	655	1,124	2,421
SAM Balanced Fund, Class J [Member]	222	381	660	1,455
SAM Balanced Fund, Class P	123	386	669	1,476
SAM Balanced Fund, Institutional Class [Member]	103	322	558	1,236
SAM Balanced Fund, Class R-1 [Member]	192	594	1,021	2,212
SAM Balanced Fund, Class R-2 [Member]	179	554	954	2,073
SAM Balanced Fund, Class R-3 [Member]	161	499	860	1,878
SAM Balanced Fund, Class R-4 [Member]	142	440	761	1,669
SAM Balanced Fund, Class R-5 [Member]	129	403	697	1,534

With respect to Classes C and J shares, you would pay the following expenses if you did not redeem your shares (all other classes would be the same as in the above example):
Expense Example, No Redemption - PFI Prospectus - Strategic Asset Management Balanced Portfolio - USD ($)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
SAM Balanced Fund, Class C [Member]	212	655	1,124	2,421
SAM Balanced Fund, Class J [Member]	122	381	660	1,455

Portfolio Turnover
As a fund of funds, the Fund does not pay transaction costs, such as commissions, when it buys and sells shares of underlying funds (or “turns over” its portfolio); however, the Fund does pay such transaction costs when it buys and sells other investments. Also, an underlying fund pays transaction costs when it buys and sells portfolio securities, and a higher portfolio turnover for the underlying fund may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the examples, affect the performance of the underlying fund and the Fund. During its most recent fiscal year, the Fund's portfolio turnover rate was 27.6% of the average value of its portfolio.

Principal Investment Strategies
The SAM Portfolios operate as funds of funds and invest principally in Institutional Class shares of Principal Funds, Inc. equity funds, fixed-income funds and specialty funds ("Underlying Funds"); the Sub-Advisor generally categorizes the Underlying Fund based on the investment profile of the Underlying Fund. Each SAM Portfolio typically allocates its assets among Underlying Funds, and within predetermined percentage ranges, as determined by the Sub-Advisor in accordance with its outlook for the economy, the financial markets and the relative market valuations of the Underlying Funds.
The Portfolio:

•
Generally invests between 20% and 60% of its assets in fixed-income funds, and less than 40% in any one fixed-income fund (fixed-income funds that generally invest in fixed income instruments such as real estate securities, mortgage-backed securities, government and government-sponsored securities, and corporate bonds)

•
Generally invests between 40% and 80% of its assets in equity funds that invest in small, medium, and large market capitalization companies, and less than 30% in any one equity fund (equity funds that generally invest in domestic and foreign equity securities) and

•
Generally invests less than 20% of its assets in specialty funds, and less than 20% in any one specialty fund (specialty funds that generally offer unique combinations of traditional equity securities and fixed-income securities or that use alternative investment strategies that aim to offer diversification beyond traditional equity and fixed-income securities and include investments in such assets as infrastructure, commodities, currencies, and public timber companies)

The Portfolio may temporarily exceed the applicable percentage ranges for short periods, and the Sub-Advisor may alter the percentage ranges when it deems appropriate.

Principal Risks
The broad diversification of the Portfolio is designed to cushion severe losses in any one investment sector and moderate overall price volatility. However, the Portfolio is subject to the particular risks of the Underlying Funds in which it invests, and its share prices and performance will fluctuate with the shares prices and performance of the Underlying Funds. The Portfolio operates as a fund of funds and thus bears both its own expenses and, indirectly, its proportionate share of the expenses of the Underlying Funds in which it invests. An investment in the Portfolio is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. If you sell your shares when their value is less than the price you paid, you will lose money.
The principal risks of investing in the Portfolio that are inherent in the fund of funds, in alphabetical order, are:
Asset Allocation Risk. A fund's selection and weighting of asset classes may cause it to underperform other funds with a similar investment objective.
Conflict of Interest Risk. The Advisor and its affiliates earn different fees from different underlying funds and may have an incentive to allocate more fund-of-fund assets to underlying funds from which they receive higher fees.
Fund of Funds Risk. The performance and risks of a fund of funds directly correspond to the performance and risks of the underlying funds in which the fund invests. Fund shareholders bear indirectly their proportionate share of the expenses of other investment companies in which the fund invests.
The principal risks of investing in the Portfolio that are inherent in the Underlying Funds, in alphabetical order, are:
Equity Securities Risk. The value of equity securities could decline if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment (such as market capitalization or style) may underperform other market segments or the equity markets as a whole.

•
Growth Stock Risk. If growth companies do not increase their earnings at a rate expected by investors, the market price of the stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can lessen price declines in market downturns.

•
Small and Medium Market Capitalization Companies. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.

•
Value Stock Risk. Value stocks may continue to be undervalued by the market for extended periods, including the entire period during which the stock is held by a fund, or the events that the portfolio manager believed would cause the stock price to increase may not occur as anticipated or at all. Moreover, a stock judged to be undervalued actually may be appropriately priced at a low level.

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income securities could default on its payment obligations.
Foreign Currency Risk. Risks of investing in securities denominated in, or that trade in, foreign (non-U.S.) currencies include changes in foreign exchange rates and foreign exchange restrictions.
Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).
Investment Company Securities Risk. Fund shareholders bear indirectly their proportionate share of the expenses of other investment companies in which the fund invests.
Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will be to changes in interest rates.
Real Estate Securities Risk. Real estate securities are subject to the risks associated with direct ownership of real estate, including declines in value, adverse economic conditions, increases in expenses, regulatory changes and environmental problems. Investing in securities of companies in the real estate industry, subjects a fund to the special risks associated with the real estate market including factors such as loss to casualty or condemnation, changes in real estate values, property taxes, interest rates, cash flow of underlying real estate assets, occupancy rates, government regulations affecting zoning, land use and rents, and the management skill and creditworthiness of the issuer.
Redemption Risk. A fund that serves as an underlying fund for a fund of funds is subject to certain risks. When a fund of funds reallocates or rebalances its investments, an underlying fund may experience relatively large redemptions or investments. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.
Securitized Products Risk. Unscheduled prepayments on mortgage-backed and asset-backed securities may have to be reinvested at lower rates. A reduction in prepayments may increase the effective maturities of these securities, exposing them to the risk of decline in market value over time (extension risk).
U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields from many other fixed-income securities.
U.S. Government-Sponsored Securities Risk. Securities issued by U.S. government-sponsored or -chartered enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and the Federal Home Loan Banks are not issued or guaranteed by the U.S. Treasury.

Performance
The following information provides some indication of the risks of investing in the Portfolio. Past performance (before and after taxes) is not necessarily an indication of how the Portfolio will perform in the future. You may get updated performance information by calling 1-800-222-5852 or online at:

•	For Classes A, C, J, and P - www.principalfunds.com.

•	For Institutional Class and Classes R-1, R-2, R-3, R-4, and R-5 - www.principal.com.
The bar chart shows the investment returns of the Portfolio's Class A shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Portfolio). These annual returns do not reflect sales charges on Class A shares; if they did, results would be lower. The table shows, for each share class of the Portfolio and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Portfolio), how the Portfolio's average annual total returns compare with those of one or more broad measures of market performance.
The Portfolio commenced operations after succeeding to the operations of another fund on January 12, 2007. Performance for periods prior to that date is based on the performance of the predecessor fund. The predecessor fund's Class A shares commenced operations on July 25, 1996.
For periods prior to the inception date of Classes J, Institutional, R-1, R-2, R-3, R-4, and R-5 shares (January 16, 2007) and Class P shares (August 24, 2015), the performance shown in the table for these classes is based on the performance of the Portfolio's Class A shares, adjusted to reflect the respective fees and expenses of each class. Where the adjustments for fees and expenses result in performance for a newer class that is higher than the historical performance of the Class A shares, the historical performance of the Class A shares is used for the newer class (without respect to sales charges, if not applicable to the newer class). These adjustments for these newer classes result in performance for such periods that is no higher than the historical performance of the Class A shares.

Total Returns as of December 31 (Class A shares)

Highest return for a quarter during the period of the bar chart above:	Q2 '09	13.43%
Lowest return for a quarter during the period of the bar chart above:	Q4 '08	(14.46)%

Average Annual Total Returns - PFI Prospectus - Strategic Asset Management Balanced Portfolio	Label	1 Year	5 Years	10 Years
SAM Balanced Fund, Class A [Member]	Class A Return Before Taxes	(6.71%)	5.58%	4.94%
SAM Balanced Fund, Class A [Member] | After Taxes on Distributions	Class A Return After Taxes on Distributions	(8.55%)	4.49%	3.80%
SAM Balanced Fund, Class A [Member] | After Taxes on Distributions and Sales	Class A Return After Taxes on Distribution and Sale of Fund Shares	(2.55%)	4.20%	3.72%
SAM Balanced Fund, Class C [Member]	Class C Return Before Taxes	(2.88%)	5.99%	4.75%
SAM Balanced Fund, Class J [Member]	Class J Return Before Taxes	(2.04%)	6.82%	5.36%
SAM Balanced Fund, Class P	Class P Return Before Taxes	(1.14%)	6.80%	5.54%
SAM Balanced Fund, Institutional Class [Member]	Institutional Class Return Before Taxes	(0.94%)	7.15%	5.85%
SAM Balanced Fund, Class R-1 [Member]	Class R-1 Return Before Taxes	(1.76%)	6.21%	5.00%
SAM Balanced Fund, Class R-2 [Member]	Class R-2 Return Before Taxes	(1.67%)	6.35%	5.13%
SAM Balanced Fund, Class R-3 [Member]	Class R-3 Return Before Taxes	(1.43%)	6.56%	5.32%
SAM Balanced Fund, Class R-4 [Member]	Class R-4 Return Before Taxes	(1.26%)	6.75%	5.50%
SAM Balanced Fund, Class R-5 [Member]	Class R-5 Return Before Taxes	(1.13%)	6.87%	5.61%
Barclays U.S. Aggregate Bond Index	Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	0.55%	3.25%	4.51%
MSCI - EAFE NDTR D Index	MSCI EAFE Index NDTR D (reflects no deduction for fees, expenses, or taxes)	(0.81%)	3.60%	3.03%
Russell 3000 Index	Russell 3000 Index (reflects no deduction for fees, expenses, or taxes)	0.48%	12.18%	7.35%
SAM Balanced Blended Index [Member]	SAM Balanced Blended Index (reflects no deduction for fees, expenses, or taxes)	0.56%	7.49%	5.93%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A shares only and would be different for the other share classes.
Performance of a blended index shows how the Portfolio’s performance compares to a blend of indices with similar investment objectives. Performance of the components of the blended index are also shown. The weightings for SAM Balanced Blended Index are 45% Russell 3000® Index, 40% Barclays U.S. Aggregate Bond Index and 15% MSCI EAFE Index NDTR D. The custom or blended index returns reflect the allocation in effect for the time period(s) for which the fund returns are disclosed. Previous weightings or allocations of the custom or blended index are not restated.

PFI Prospectus | Strategic Asset Management Conservative Balanced Portfolio [Member]
SAM (STRATEGIC ASSET MANAGEMENT) CONSERVATIVE BALANCED PORTFOLIO
Objective:
The Portfolio seeks to provide a high level of total return (consisting of reinvestment of income and capital appreciation), consistent with a moderate degree of principal risk.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A Shares of Principal Funds, Inc. More information about these and other discounts is available from your financial professional and in “Choosing a Share Class and The Costs of Investing” beginning on page 398 of the Fund’s prospectus and “Multiple Class Structure” beginning on page 6 of the Fund’s Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - PFI Prospectus - Strategic Asset Management Conservative Balanced Portfolio	SAM Conservative Balanced Fund, Class A [Member]	SAM Conservative Balanced Fund, Class C [Member]	SAM Conservative Balanced Fund, Class J [Member]	SAM Conservative Balanced Fund, Class P	SAM Conservative Balanced Fund, Institutional Class [Member]	SAM Conservative Balanced Fund, Class R-1 [Member]	SAM Conservative Balanced Fund, Class R-2 [Member]	SAM Conservative Balanced Fund, Class R-3 [Member]	SAM Conservative Balanced Fund, Class R-4 [Member]	SAM Conservative Balanced Fund, Class R-5 [Member]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	5.50%	none	none	none	none	none	none	none	none	none
Maximum Deferred Sales Charge (as a percentage)	1.00%	1.00%	1.00%	none	none	none	none	none	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - PFI Prospectus - Strategic Asset Management Conservative Balanced Portfolio		SAM Conservative Balanced Fund, Class A [Member]	SAM Conservative Balanced Fund, Class C [Member]	SAM Conservative Balanced Fund, Class J [Member]		SAM Conservative Balanced Fund, Class P		SAM Conservative Balanced Fund, Institutional Class [Member]	SAM Conservative Balanced Fund, Class R-1 [Member]	SAM Conservative Balanced Fund, Class R-2 [Member]	SAM Conservative Balanced Fund, Class R-3 [Member]	SAM Conservative Balanced Fund, Class R-4 [Member]	SAM Conservative Balanced Fund, Class R-5 [Member]
Management Fees (as a percentage of Assets)		0.31%	0.31%	0.31%		0.31%		0.31%	0.31%	0.31%	0.31%	0.31%	0.31%
Distribution and Service (12b-1) Fees		0.25%	1.00%	0.15%	[1]				0.35%	0.30%	0.25%	0.10%
Other Expenses (as a percentage of Assets):		0.09%	0.09%	0.05%		0.21%	[2]	0.01%	0.53%	0.45%	0.32%	0.28%	0.26%
Acquired Fund Fees and Expenses		0.65%	0.65%	0.65%		0.65%		0.65%	0.65%	0.65%	0.65%	0.65%	0.65%
Expenses (as a percentage of Assets)		1.30%	2.05%	1.16%		1.17%		0.97%	1.84%	1.71%	1.53%	1.34%	1.22%
Fee Waiver or Reimbursement	[3]	(0.02%)	(0.02%)	none		(0.01%)
Net Expenses (as a percentage of Assets)		1.28%	2.03%	1.16%		1.16%		0.97%	1.84%	1.71%	1.53%	1.34%	1.22%
[1]	Expense information in the table has been restated to reflect current fees. Effective December 31, 2015, the Distribution and/or Service (12b-1) Fees for Class J shares were reduced.
[2]	Based on estimated amounts for the current fiscal year (Class P).
[3]	Principal Management Corporation ("Principal"), the investment advisor, has contractually agreed to limit the Fund’s expenses by paying, if necessary, expenses normally payable by the Fund, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses) to maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 0.63% for Class A, 1.38% for Class C, and 0.63% for Class J shares. In addition for Class P, the expense limit will maintain "Other Expenses" (expressed as a percent of average net assets on an annualized basis) not to exceed 0.20%, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses). It is expected that the expense limits will continue through the period ending February 28, 2017; however, Principal Funds, Inc. and Principal, the parties to the agreement, may mutually agree to terminate the expense limits prior to the end of the period.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - PFI Prospectus - Strategic Asset Management Conservative Balanced Portfolio - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
SAM Conservative Balanced Fund, Class A [Member]	673	937	1,222	2,030
SAM Conservative Balanced Fund, Class C [Member]	306	640	1,101	2,377
SAM Conservative Balanced Fund, Class J [Member]	218	368	638	1,409
SAM Conservative Balanced Fund, Class P	118	370	643	1,419
SAM Conservative Balanced Fund, Institutional Class [Member]	99	309	536	1,190
SAM Conservative Balanced Fund, Class R-1 [Member]	187	579	995	2,159
SAM Conservative Balanced Fund, Class R-2 [Member]	174	539	928	2,019
SAM Conservative Balanced Fund, Class R-3 [Member]	156	483	834	1,824
SAM Conservative Balanced Fund, Class R-4 [Member]	136	425	734	1,613
SAM Conservative Balanced Fund, Class R-5 [Member]	124	387	670	1,477

With respect to Classes C and J shares, you would pay the following expenses if you did not redeem your shares (all other classes would be the same as in the above example):
Expense Example, No Redemption - PFI Prospectus - Strategic Asset Management Conservative Balanced Portfolio - USD ($)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
SAM Conservative Balanced Fund, Class C [Member]	206	640	1,101	2,377
SAM Conservative Balanced Fund, Class J [Member]	118	368	638	1,409

Portfolio Turnover
As a fund of funds, the Fund does not pay transaction costs, such as commissions, when it buys and sells shares of underlying funds (or “turns over” its portfolio); however, the Fund does pay such transaction costs when it buys and sells other investments. Also, an underlying fund pays transaction costs when it buys and sells portfolio securities, and a higher portfolio turnover for the underlying fund may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the examples, affect the performance of the underlying fund and the Fund. During its most recent fiscal year, the Fund's portfolio turnover rate was 22.7% of the average value of its portfolio.

Principal Investment Strategies
The SAM Portfolios operate as funds of funds and invest principally in Institutional Class shares of Principal Funds, Inc. equity funds, fixed-income funds and specialty funds ("Underlying Funds"); the Sub-Advisor generally categorizes the Underlying Fund based on the investment profile of the Underlying Fund. Each SAM Portfolio typically allocates its assets among Underlying Funds, and within predetermined percentage ranges, as determined by the Sub-Advisor in accordance with its outlook for the economy, the financial markets and the relative market valuations of the Underlying Funds.
The Portfolio:

•
Generally invests between 40% and 80% of its assets in fixed-income funds, and less than 40% in any one fixed-income fund (fixed-income funds that generally invest in fixed income instruments such as high yield securities (or “junk” bonds), real estate securities, mortgage-backed securities, government and government-sponsored securities, and corporate bonds)

•	Generally invests between 20% and 60% of its assets in equity funds, and less than 30% in any one equity fund (equity funds that generally invest in domestic and foreign equity securities) and

•
Generally invests less than 20% of its assets in specialty funds, and less than 20% in any one specialty fund (specialty funds that generally offer unique combinations of traditional equity securities and fixed-income securities or that use alternative investment strategies that aim to offer diversification beyond traditional equity and fixed-income securities and include investments in such assets as infrastructure, commodities, currencies, and public timber companies)

The Portfolio may temporarily exceed these percentage ranges for short periods, and the Sub-Advisor may alter the percentage ranges when it deems appropriate.

Principal Risks
The broad diversification of the Portfolio is designed to cushion severe losses in any one investment sector and moderate overall price volatility. However, the Portfolio is subject to the particular risks of the Underlying Funds in which it invests, and its share prices and performance will fluctuate with the shares prices and performance of the Underlying Funds. The Portfolio operates as a fund of funds and thus bears both its own expenses and, indirectly, its proportionate share of the expenses of the Underlying Funds in which it invests. An investment in the Portfolio is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. If you sell your shares when their value is less than the price you paid, you will lose money.
The principal risks of investing in the Portfolio that are inherent in the fund of funds, in alphabetical order, are:
Asset Allocation Risk. A fund's selection and weighting of asset classes may cause it to underperform other funds with a similar investment objective.
Conflict of Interest Risk. The Advisor and its affiliates earn different fees from different underlying funds and may have an incentive to allocate more fund-of-fund assets to underlying funds from which they receive higher fees.
Fund of Funds Risk. The performance and risks of a fund of funds directly correspond to the performance and risks of the underlying funds in which the fund invests. Fund shareholders bear indirectly their proportionate share of the expenses of other investment companies in which the fund invests.
The principal risks of investing in the Portfolio that are inherent in the Underlying Funds, in alphabetical order, are:
Equity Securities Risk. The value of equity securities could decline if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment (such as market capitalization or style) may underperform other market segments or the equity markets as a whole.

•
Growth Stock Risk. If growth companies do not increase their earnings at a rate expected by investors, the market price of the stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can lessen price declines in market downturns.

•
Value Stock Risk. Value stocks may continue to be undervalued by the market for extended periods, including the entire period during which the stock is held by a fund, or the events that the portfolio manager believed would cause the stock price to increase may not occur as anticipated or at all. Moreover, a stock judged to be undervalued actually may be appropriately priced at a low level.

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income securities could default on its payment obligations.
Foreign Currency Risk. Risks of investing in securities denominated in, or that trade in, foreign (non-U.S.) currencies include changes in foreign exchange rates and foreign exchange restrictions.
Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).
High Yield Securities Risk. High yield fixed-income securities (commonly referred to as "junk bonds") are subject to greater credit quality risk than higher rated fixed-income securities and should be considered speculative.
Investment Company Securities Risk. Fund shareholders bear indirectly their proportionate share of the expenses of other investment companies in which the fund invests.
Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will be to changes in interest rates.
Real Estate Securities Risk. Real estate securities are subject to the risks associated with direct ownership of real estate, including declines in value, adverse economic conditions, increases in expenses, regulatory changes and environmental problems. Investing in securities of companies in the real estate industry, subjects a fund to the special risks associated with the real estate market including factors such as loss to casualty or condemnation, changes in real estate values, property taxes, interest rates, cash flow of underlying real estate assets, occupancy rates, government regulations affecting zoning, land use and rents, and the management skill and creditworthiness of the issuer.
Redemption Risk. A fund that serves as an underlying fund for a fund of funds is subject to certain risks. When a fund of funds reallocates or rebalances its investments, an underlying fund may experience relatively large redemptions or investments. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.
Securitized Products Risk. Unscheduled prepayments on mortgage-backed and asset-backed securities may have to be reinvested at lower rates. A reduction in prepayments may increase the effective maturities of these securities, exposing them to the risk of decline in market value over time (extension risk).
U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields from many other fixed-income securities.
U.S. Government-Sponsored Securities Risk. Securities issued by U.S. government-sponsored or -chartered enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and the Federal Home Loan Banks are not issued or guaranteed by the U.S. Treasury.

Performance
The following information provides some indication of the risks of investing in the Portfolio. Past performance (before and after taxes) is not necessarily an indication of how the Portfolio will perform in the future. You may get updated performance information by calling 1-800-222-5852 or online at:

•	For Classes A, C, J, and P - www.principalfunds.com.

•	For Institutional Class and Classes R-1, R-2, R-3, R-4, and R-5 - www.principal.com.
The bar chart shows the investment returns of the Portfolio's Class A shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Portfolio). These annual returns do not reflect sales charges on Class A shares; if they did, results would be lower. The table shows, for each share class of the Portfolio and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Portfolio), how the Portfolio's average annual total returns compare with those of one or more broad measures of market performance.
The Portfolio commenced operations after succeeding to the operations of another fund on January 12, 2007. Performance for periods prior to that date is based on the performance of the predecessor fund. The predecessor fund's Class A shares commenced operations on July 25, 1996.
For periods prior to the inception date of Classes J, Institutional, R-1, R-2, R-3, R-4, and R-5 shares (January 16, 2007) and Class P shares (August 24, 2015), the performance shown in the table for these classes is based on the performance of the Portfolio's Class A shares, adjusted to reflect the respective fees and expenses of each class. Where this adjustment for fees and expenses results in performance for a newer class that is higher than the historical performance of the Class A shares, the historical performance of the Class A shares is used for the newer class (without respect to sales charges, if not applicable to the newer class). These adjustments for these newer classes result in performance for such periods that is no higher than the historical performance of the Class A shares.

Total Returns as of December 31 (Class A shares)

Highest return for a quarter during the period of the bar chart above:	Q2 '09	11.55%
Lowest return for a quarter during the period of the bar chart above:	Q4 '08	(9.94)%

Average Annual Total Returns - PFI Prospectus - Strategic Asset Management Conservative Balanced Portfolio	Label	1 Year	5 Years	10 Years
SAM Conservative Balanced Fund, Class A [Member]	Class A Return Before Taxes	(6.57%)	4.28%	4.66%
SAM Conservative Balanced Fund, Class A [Member] | After Taxes on Distributions	Class A Return After Taxes on Distributions	(8.17%)	3.06%	3.38%
SAM Conservative Balanced Fund, Class A [Member] | After Taxes on Distributions and Sales	Class A Return After Taxes on Distribution and Sale of Fund Shares	(2.97%)	3.03%	3.34%
SAM Conservative Balanced Fund, Class C [Member]	Class C Return Before Taxes	(2.84%)	4.69%	4.46%
SAM Conservative Balanced Fund, Class J [Member]	Class J Return Before Taxes	(2.05%)	5.48%	5.16%
SAM Conservative Balanced Fund, Class P	Class P Return Before Taxes	(1.13%)	5.48%	5.26%
SAM Conservative Balanced Fund, Institutional Class [Member]	Institutional Class Return Before Taxes	(0.78%)	5.82%	5.57%
SAM Conservative Balanced Fund, Class R-1 [Member]	Class R-1 Return Before Taxes	(1.65%)	4.91%	4.73%
SAM Conservative Balanced Fund, Class R-2 [Member]	Class R-2 Return Before Taxes	(1.59%)	5.03%	4.87%
SAM Conservative Balanced Fund, Class R-3 [Member]	Class R-3 Return Before Taxes	(1.43%)	5.21%	5.05%
SAM Conservative Balanced Fund, Class R-4 [Member]	Class R-4 Return Before Taxes	(1.25%)	5.43%	5.22%
SAM Conservative Balanced Fund, Class R-5 [Member]	Class R-5 Return Before Taxes	(1.12%)	5.55%	5.33%
Barclays U.S. Aggregate Bond Index	Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	0.55%	3.25%	4.51%
MSCI - EAFE NDTR D Index	MSCI EAFE Index NDTR D (reflects no deduction for fees, expenses, or taxes)	(0.81%)	3.60%	3.03%
Russell 3000 Index	Russell 3000 Index (reflects no deduction for fees, expenses, or taxes)	0.48%	12.18%	7.35%
SAM Conservative Balanced Blended Index	SAM Conservative Balanced Blended Index (reflects no deduction for fees, expenses, or taxes)	0.63%	6.13%	5.57%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A shares only and would be different for the other share classes.
Performance of a blended index shows how the Portfolio’s performance compares to a blend of indices with similar investment objectives. Performance of the components of the blended index are also shown. The weightings for SAM Conservative Balanced Blended Index are 60% Barclays U.S. Aggregate Bond Index, 30% Russell 3000® Index and 10% MSCI EAFE Index NDTR D. The custom or blended index returns reflect the allocation in effect for the time period(s) for which the fund returns are disclosed. Previous weightings or allocations of the custom or blended index are not restated.

PFI Prospectus | Strategic Asset Management Conservative Growth Portfolio [Member]
SAM (STRATEGIC ASSET MANAGEMENT) CONSERVATIVE GROWTH PORTFOLIO
Objective:
The Portfolio seeks to provide long-term capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A Shares of Principal Funds, Inc. More information about these and other discounts is available from your financial professional and in “Choosing a Share Class and The Costs of Investing” beginning on page 398 of the Fund’s prospectus and “Multiple Class Structure” beginning on page 6 of the Fund’s Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - PFI Prospectus - Strategic Asset Management Conservative Growth Portfolio	SAM Conservative Growth Fund, Class A [Member]	SAM Conservative Growth Fund, Class C [Member]	SAM Conservative Growth Fund, Class J [Member]	SAM Conservative Growth Fund, Class P	SAM Conservative Growth Fund, Institutional Class [Member]	SAM Conservative Growth Fund, Class R-1 [Member]	SAM Conservative Growth Fund, Class R-2 [Member]	SAM Conservative Growth Fund, Class R-3 [Member]	SAM Conservative Growth Fund, Class R-4 [Member]	SAM Conservative Growth Fund, Class R-5 [Member]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	5.50%	none	none	none	none	none	none	none	none	none
Maximum Deferred Sales Charge (as a percentage)	1.00%	1.00%	1.00%	none	none	none	none	none	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - PFI Prospectus - Strategic Asset Management Conservative Growth Portfolio		SAM Conservative Growth Fund, Class A [Member]	SAM Conservative Growth Fund, Class C [Member]	SAM Conservative Growth Fund, Class J [Member]		SAM Conservative Growth Fund, Class P		SAM Conservative Growth Fund, Institutional Class [Member]	SAM Conservative Growth Fund, Class R-1 [Member]	SAM Conservative Growth Fund, Class R-2 [Member]	SAM Conservative Growth Fund, Class R-3 [Member]	SAM Conservative Growth Fund, Class R-4 [Member]	SAM Conservative Growth Fund, Class R-5 [Member]
Management Fees (as a percentage of Assets)		0.31%	0.31%	0.31%		0.31%		0.31%	0.31%	0.31%	0.31%	0.31%	0.31%
Distribution and Service (12b-1) Fees		0.25%	1.00%	0.15%	[1]				0.35%	0.30%	0.25%	0.10%
Other Expenses (as a percentage of Assets):		0.09%	0.09%	0.06%		0.21%	[2]	none	0.53%	0.45%	0.32%	0.28%	0.26%
Acquired Fund Fees and Expenses		0.77%	0.77%	0.77%		0.77%		0.77%	0.77%	0.77%	0.77%	0.77%	0.77%
Expenses (as a percentage of Assets)		1.42%	2.17%	1.29%		1.29%		1.08%	1.96%	1.83%	1.65%	1.46%	1.34%
Fee Waiver or Reimbursement	[3]					(0.15%)
Net Expenses (as a percentage of Assets)		1.42%	2.17%	1.29%		1.14%		1.08%	1.96%	1.83%	1.65%	1.46%	1.34%
[1]	Expense information in the table has been restated to reflect current fees. Effective December 31, 2015, the Distribution and/or Service (12b-1) Fees for Class J shares were reduced.
[2]	Based on estimated amounts for the current fiscal year (Class P).
[3]	Principal Management Corporation ("Principal"), the investment advisor, has contractually agreed to limit the Fund’s expenses by paying, if necessary, expenses normally payable by the Fund, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses) to maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 0.37% for Class P shares. It is expected that the expense limit will continue through the period ending February 28, 2017; however, Principal Funds, Inc. and Principal, the parties to the agreement, may mutually agree to terminate the expense limits prior to the end of the period.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - PFI Prospectus - Strategic Asset Management Conservative Growth Portfolio - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
SAM Conservative Growth Fund, Class A [Member]	687	975	1,284	2,158
SAM Conservative Growth Fund, Class C [Member]	320	679	1,164	2,503
SAM Conservative Growth Fund, Class J [Member]	231	409	708	1,556
SAM Conservative Growth Fund, Class P	116	392	691	1,541
SAM Conservative Growth Fund, Institutional Class [Member]	110	343	595	1,317
SAM Conservative Growth Fund, Class R-1 [Member]	199	615	1,057	2,285
SAM Conservative Growth Fund, Class R-2 [Member]	186	576	990	2,148
SAM Conservative Growth Fund, Class R-3 [Member]	168	520	897	1,955
SAM Conservative Growth Fund, Class R-4 [Member]	149	462	797	1,746
SAM Conservative Growth Fund, Class R-5 [Member]	136	425	734	1,613

With respect to Classes C and J shares, you would pay the following expenses if you did not redeem your shares (all other classes would be the same as in the above example):
Expense Example, No Redemption - PFI Prospectus - Strategic Asset Management Conservative Growth Portfolio - USD ($)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
SAM Conservative Growth Fund, Class C [Member]	220	679	1,164	2,503
SAM Conservative Growth Fund, Class J [Member]	131	409	708	1,556

Portfolio Turnover
As a fund of funds, the Fund does not pay transaction costs, such as commissions, when it buys and sells shares of underlying funds (or “turns over” its portfolio); however, the Fund does pay such transaction costs when it buys and sells other investments. Also, an underlying fund pays transaction costs when it buys and sells portfolio securities, and a higher portfolio turnover for the underlying fund may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the examples, affect the performance of the underlying fund and the Fund. During its most recent fiscal year, the Fund's portfolio turnover rate was 35.6% of the average value of its portfolio.

Principal Investment Strategies
The SAM Portfolios operate as funds of funds and invest principally in Institutional Class shares of Principal Funds, Inc. equity funds, fixed-income funds and specialty funds ("Underlying Funds"); the Sub-Advisor generally categorizes the Underlying Fund based on the investment profile of the Underlying Fund. Each SAM Portfolio typically allocates its assets among Underlying Funds, and within predetermined percentage ranges, as determined by the Sub-Advisor in accordance with its outlook for the economy, the financial markets and the relative market valuations of the Underlying Funds.
The Portfolio:

•
Generally invests between 0% and 40% of its assets in fixed-income funds, and less than 30% in any one fixed-income fund (fixed-income funds that generally invest in fixed-income instruments such as government and government-sponsored securities and corporate bonds)

•
Generally invests between 60% and 100% of its assets in equity funds that invest in small, medium, and large market capitalization companies, and less than 40% in any one equity fund (equity funds that generally invest in domestic and foreign equity securities) and

•
Generally invests less than 20% of its assets in specialty funds, and less than 20% in any one specialty fund (specialty funds that generally offer unique combinations of traditional equity securities and fixed-income securities or that use alternative investment strategies that aim to offer diversification beyond traditional equity and fixed-income securities and include investments in such assets as infrastructure, commodities, currencies, and public timber companies)

The Portfolio may temporarily exceed the applicable percentage ranges for short periods, and the Sub-Advisor may alter the percentage ranges when it deems appropriate.

Principal Risks
The broad diversification of the Portfolio is designed to cushion severe losses in any one investment sector and moderate overall price volatility. However, the Portfolio is subject to the particular risks of the Underlying Funds in which it invests, and its share prices and performance will fluctuate with the shares prices and performance of the Underlying Funds. The Portfolio operates as a fund of funds and thus bears both its own expenses and, indirectly, its proportionate share of the expenses of the Underlying Funds in which it invests. An investment in the Portfolio is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Agency or any other government agency. If you sell your shares when their value is less than the price you paid, you will lose money.
The principal risks of investing in the Portfolio that are inherent in the fund of funds, in alphabetical order, are:
Asset Allocation Risk. A fund's selection and weighting of asset classes may cause it to underperform other funds with a similar investment objective.
Conflict of Interest Risk. The Advisor and its affiliates earn different fees from different underlying funds and may have an incentive to allocate more fund-of-fund assets to underlying funds from which they receive higher fees.
Fund of Funds Risk. The performance and risks of a fund of funds directly correspond to the performance and risks of the underlying funds in which the fund invests. Fund shareholders bear indirectly their proportionate share of the expenses of other investment companies in which the fund invests.
The principal risks of investing in the Portfolio that are inherent in the Underlying Funds, in alphabetical order, are:
Equity Securities Risk. The value of equity securities could decline if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment (such as market capitalization or style) may underperform other market segments or the equity markets as a whole.

•
Growth Stock Risk. If growth companies do not increase their earnings at a rate expected by investors, the market price of the stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can lessen price declines in market downturns.

•
Small and Medium Market Capitalization Companies. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.

•
Value Stock Risk. Value stocks may continue to be undervalued by the market for extended periods, including the entire period during which the stock is held by a fund, or the events that the portfolio manager believed would cause the stock price to increase may not occur as anticipated or at all. Moreover, a stock judged to be undervalued actually may be appropriately priced at a low level.

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income securities could default on its payment obligations.
Foreign Currency Risk. Risks of investing in securities denominated in, or that trade in, foreign (non-U.S.) currencies include changes in foreign exchange rates and foreign exchange restrictions.
Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).
Investment Company Securities Risk. Fund shareholders bear indirectly their proportionate share of the expenses of other investment companies in which the fund invests.
Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will be to changes in interest rates.
Redemption Risk. A fund that serves as an underlying fund for a fund of funds is subject to certain risks. When a fund of funds reallocates or rebalances its investments, an underlying fund may experience relatively large redemptions or investments. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.
U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields from many other fixed-income securities.
U.S. Government-Sponsored Securities Risk. Securities issued by U.S. government-sponsored or -chartered enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and the Federal Home Loan Banks are not issued or guaranteed by the U.S. Treasury.

Performance
The following information provides some indication of the risks of investing in the Portfolio. Past performance (before and after taxes) is not necessarily an indication of how the Portfolio will perform in the future. You may get updated performance information by calling 1-800-222-5852 or online at:

•	For Classes A, C, J, and P - www.principalfunds.com.

•	For Institutional Class and Classes R-1, R-2, R-3, R-4, and R-5 - www.principal.com.
The bar chart shows the investment returns of the Portfolio's Class A shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Portfolio). These annual returns do not reflect sales charges on Class A shares; if they did, results would be lower. The table shows, for each share class of the Portfolio and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Portfolio), how the Portfolio's average annual total returns compare with those of one or more broad measures of market performance.
The Portfolio commenced operations after succeeding to the operations of another fund on January 12, 2007. Performance for periods prior to that date is based on the performance of the predecessor fund. The predecessor fund's Class A shares commenced operations on July 25, 1996.
For periods prior to the inception date of Classes J, Institutional, R-1, R-2, R-3, R-4, and R-5 shares (January 16, 2007) and Class P shares (August 24, 2015), the performance shown in the table for these classes is based on the performance of the Portfolio's Class A shares, adjusted to reflect the respective fees and expenses of each class. Where this adjustment for fees and expenses results in performance for a newer class that is higher than the historical performance of the Class A shares, the historical performance of the Class A shares is used for the newer class (without respect to sales charges, if not applicable to the newer class). These adjustments for these newer classes result in performance for such periods that is no higher than the historical performance of the Class A shares.

Total Returns as of December 31 (Class A shares)

Highest return for a quarter during the period of the bar chart above:	Q2 '09	14.58%
Lowest return for a quarter during the period of the bar chart above:	Q4 '08	(19.14)%

Average Annual Total Returns - PFI Prospectus - Strategic Asset Management Conservative Growth Portfolio	Label	1 Year	5 Years	10 Years
SAM Conservative Growth Fund, Class A [Member]	Class A Return Before Taxes	(7.07%)	6.55%	4.83%
SAM Conservative Growth Fund, Class A [Member] | After Taxes on Distributions	Class A Return After Taxes on Distributions	(9.29%)	5.52%	3.89%
SAM Conservative Growth Fund, Class A [Member] | After Taxes on Distributions and Sales	Class A Return After Taxes on Distribution and Sale of Fund Shares	(2.18%)	5.08%	3.81%
SAM Conservative Growth Fund, Class C [Member]	Class C Return Before Taxes	(3.20%)	6.98%	4.63%
SAM Conservative Growth Fund, Class J [Member]	Class J Return Before Taxes	(2.36%)	7.81%	5.34%
SAM Conservative Growth Fund, Institutional Class [Member]	Institutional Class Return Before Taxes	(1.28%)	8.15%	5.75%
SAM Conservative Growth Fund, Class R-1 [Member]	Class R-1 Return Before Taxes	(2.08%)	7.22%	4.91%
SAM Conservative Growth Fund, Class R-2 [Member]	Class R-2 Return Before Taxes	(2.00%)	7.35%	5.04%
SAM Conservative Growth Fund, Class R-3 [Member]	Class R-3 Return Before Taxes	(1.86%)	7.55%	5.22%
SAM Conservative Growth Fund, Class R-4 [Member]	Class R-4 Return Before Taxes	(1.64%)	7.74%	5.40%
SAM Conservative Growth Fund, Class R-5 [Member]	Class R-5 Return Before Taxes	(1.51%)	7.88%	5.52%
SAM Conservative Growth Fund, Class P	Class P Return Before Taxes	(1.54%)	7.79%	5.43%
Barclays U.S. Aggregate Bond Index	Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	0.55%	3.25%	4.51%
MSCI - EAFE NDTR D Index	MSCI EAFE Index NDTR D (reflects no deduction for fees, expenses, or taxes)	(0.81%)	3.60%	3.03%
Russell 3000 Index	Russell 3000 Index (reflects no deduction for fees, expenses, or taxes)	0.48%	12.18%	7.35%
SAM Conservative Growth Blended Index	SAM Conservative Growth Blended Index (reflects no deduction for fees, expenses, or taxes)	0.41%	8.79%	6.19%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A shares only and would be different for the other share classes.
Performance of a blended index shows how the Portfolio’s performance compares to a blend of indices with similar investment objectives. Performance of the components of the blended index are also shown. The weightings for SAM Conservative Growth Blended Index are 60% Russell 3000® Index, 20% Barclays U.S. Aggregate Bond Index, and 20% MSCI EAFE Index NDTR D. The custom or blended index returns reflect the allocation in effect for the time period(s) for which the fund returns are disclosed. Previous weightings or allocations of the custom or blended index are not restated.

PFI Prospectus | Strategic Asset Management Flexible Income Portfolio [Member]
SAM (STRATEGIC ASSET MANAGEMENT) FLEXIBLE INCOME PORTFOLIO
Objective:
The Portfolio seeks to provide a high level of total return (consisting of reinvestment of income with some capital appreciation).
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Class A Shares of Principal Funds, Inc. More information about these and other discounts is available from your financial professional and in “Choosing a Share Class and The Costs of Investing” beginning on page 398 of the Fund’s prospectus and “Multiple Class Structure” beginning on page 6 of the Fund’s Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - PFI Prospectus - Strategic Asset Management Flexible Income Portfolio	SAM Flexible Income Fund, Class A [Member]	SAM Flexible Income Fund, Class C [Member]	SAM Flexible Income Fund, Class J [Member]	SAM Flexible Income Fund, Class P	SAM Flexible Income Fund, Institutional Class [Member]	SAM Flexible Income Fund, Class R-1 [Member]	SAM Flexible Income Fund, Class R-2 [Member]	SAM Flexible Income Fund, Class R-3 [Member]	SAM Flexible Income Fund, Class R-4 [Member]	SAM Flexible Income Fund, Class R-5 [Member]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	3.75%	none	none	none	none	none	none	none	none	none
Maximum Deferred Sales Charge (as a percentage)	1.00%	1.00%	1.00%	none	none	none	none	none	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - PFI Prospectus - Strategic Asset Management Flexible Income Portfolio		SAM Flexible Income Fund, Class A [Member]	SAM Flexible Income Fund, Class C [Member]	SAM Flexible Income Fund, Class J [Member]		SAM Flexible Income Fund, Class P		SAM Flexible Income Fund, Institutional Class [Member]	SAM Flexible Income Fund, Class R-1 [Member]	SAM Flexible Income Fund, Class R-2 [Member]	SAM Flexible Income Fund, Class R-3 [Member]	SAM Flexible Income Fund, Class R-4 [Member]	SAM Flexible Income Fund, Class R-5 [Member]
Management Fees (as a percentage of Assets)		0.31%	0.31%	0.31%		0.31%		0.31%	0.31%	0.31%	0.31%	0.31%	0.31%
Distribution and Service (12b-1) Fees		0.25%	1.00%	0.15%	[1]				0.35%	0.30%	0.25%	0.10%
Other Expenses (as a percentage of Assets):		0.07%	0.08%	0.05%		0.21%	[2]	0.01%	0.53%	0.45%	0.32%	0.28%	0.26%
Acquired Fund Fees and Expenses		0.55%	0.55%	0.55%		0.55%		0.55%	0.55%	0.55%	0.55%	0.55%	0.55%
Expenses (as a percentage of Assets)		1.18%	1.94%	1.06%		1.07%		0.87%	1.74%	1.61%	1.43%	1.24%	1.12%
Fee Waiver or Reimbursement	[3]					(0.01%)
Net Expenses (as a percentage of Assets)		1.18%	1.94%	1.06%		1.06%		0.87%	1.74%	1.61%	1.43%	1.24%	1.12%
[1]	Expense information in the table has been restated to reflect current fees. Effective December 31, 2015, the Distribution and/or Service (12b-1) Fees for Class J shares were reduced.
[2]	Based on estimated amounts for the current fiscal year (Class P).
[3]	Principal Management Corporation ("Principal"), the investment advisor, has contractually agreed to limit the Fund’s expenses by paying, if necessary, expenses normally payable by the Fund, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses) to maintain "Other Expenses" (expressed as a percent of average net assets on an annualized basis) not to exceed 0.20% for Class P shares. It is expected that the expense limit will continue through the period ending February 28, 2017; however, Principal Funds, Inc. and Principal, the parties to the agreement, may mutually agree to terminate the expense limit prior to the end of the period.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - PFI Prospectus - Strategic Asset Management Flexible Income Portfolio - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
SAM Flexible Income Fund, Class A [Member]	491	736	1,000	1,753
SAM Flexible Income Fund, Class C [Member]	297	609	1,047	2,264
SAM Flexible Income Fund, Class J [Member]	208	337	585	1,294
SAM Flexible Income Fund, Class P	108	339	589	1,305
SAM Flexible Income Fund, Institutional Class [Member]	89	278	482	1,073
SAM Flexible Income Fund, Class R-1 [Member]	177	548	944	2,052
SAM Flexible Income Fund, Class R-2 [Member]	164	508	876	1,911
SAM Flexible Income Fund, Class R-3 [Member]	146	452	782	1,713
SAM Flexible Income Fund, Class R-4 [Member]	126	393	681	1,500
SAM Flexible Income Fund, Class R-5 [Member]	114	356	617	1,363

With respect to Classes C and J shares, you would pay the following expenses if you did not redeem your shares (all other classes would be the same as in the above example):
Expense Example, No Redemption - PFI Prospectus - Strategic Asset Management Flexible Income Portfolio - USD ($)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
SAM Flexible Income Fund, Class C [Member]	197	609	1,047	2,264
SAM Flexible Income Fund, Class J [Member]	108	337	585	1,294

Portfolio Turnover
As a fund of funds, the Fund does not pay transaction costs, such as commissions, when it buys and sells shares of underlying funds (or “turns over” its portfolio); however, the Fund does pay such transaction costs when it buys and sells other investments. Also, an underlying fund pays transaction costs when it buys and sells portfolio securities, and a higher portfolio turnover for the underlying fund may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the examples, affect the performance of the underlying fund and the Fund. During its most recent fiscal year, the Fund's portfolio turnover rate was 17.7% of the average value of its portfolio.

Principal Investment Strategies
The SAM Portfolios operate as funds of funds and invest principally in Institutional Class shares of Principal Funds, Inc. equity funds, fixed-income funds and specialty funds ("Underlying Funds"); the Sub-Advisor generally categorizes the Underlying Fund based on the investment profile of the Underlying Fund. Each SAM Portfolio typically allocates its assets among Underlying Funds, and within predetermined percentage ranges, as determined by the Sub-Advisor in accordance with its outlook for the economy, the financial markets and the relative market valuations of the Underlying Funds.
The Portfolio:

•
Generally invests between 55% and 95% of its assets in fixed-income funds, and less than 40% in any one fixed-income fund (fixed-income funds that generally invest in fixed income instruments such as high yield securities (or “junk” bonds), real estate securities, mortgage-backed securities, government and government-sponsored securities, and corporate bonds)

•	Generally invests between 5% and 45% of its assets in equity funds, and less than 30% in any one equity fund (equity funds that generally invest in domestic and foreign equity securities) and

•
Generally invests less than 20% of its assets in specialty funds, and less than 20% in any one specialty fund (specialty funds that generally offer unique combinations of traditional equity securities and fixed-income securities or that use alternative investment strategies that aim to offer diversification beyond traditional equity and fixed-income securities and include investments in such assets as infrastructure, commodities, currencies, and public timber companies)

The Portfolio may temporarily exceed these percentage ranges for short periods, and the Sub-Advisor may alter the percentage ranges when it deems appropriate.

Principal Risks
The broad diversification of the Portfolio is designed to cushion severe losses in any one investment sector and moderate overall price volatility. However, the Portfolio is subject to the particular risks of the Underlying Funds in which it invests, and its share prices and performance will fluctuate with the shares prices and performance of the Underlying Funds. The Portfolio operates as a fund of funds and thus bears both its own expenses and, indirectly, its proportionate share of the expenses of the Underlying Funds in which it invests. An investment in the Portfolio is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. If you sell your shares when their value is less than the price you paid, you will lose money.
The principal risks of investing in the Portfolio that are inherent in the fund of funds, in alphabetical order, are:
Asset Allocation Risk. A fund's selection and weighting of asset classes may cause it to underperform other funds with a similar investment objective.
Conflict of Interest Risk. The Advisor and its affiliates earn different fees from different underlying funds and may have an incentive to allocate more fund-of-fund assets to underlying funds from which they receive higher fees.
Fund of Funds Risk. The performance and risks of a fund of funds directly correspond to the performance and risks of the underlying funds in which the fund invests. Fund shareholders bear indirectly their proportionate share of the expenses of other investment companies in which the fund invests.
The principal risks of investing in the Portfolio that are inherent in the Underlying Funds, in alphabetical order, are:
Equity Securities Risk. The value of equity securities could decline if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment (such as market capitalization or style) may underperform other market segments or the equity markets as a whole.

•
Growth Stock Risk. If growth companies do not increase their earnings at a rate expected by investors, the market price of the stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can lessen price declines in market downturns.

•
Value Stock Risk. Value stocks may continue to be undervalued by the market for extended periods, including the entire period during which the stock is held by a fund, or the events that the portfolio manager believed would cause the stock price to increase may not occur as anticipated or at all. Moreover, a stock judged to be undervalued actually may be appropriately priced at a low level.

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income securities could default on its payment obligations.
Foreign Currency Risk. Risks of investing in securities denominated in, or that trade in, foreign (non-U.S.) currencies include changes in foreign exchange rates and foreign exchange restrictions.
Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).
High Yield Securities Risk. High yield fixed-income securities (commonly referred to as "junk bonds") are subject to greater credit quality risk than higher rated fixed-income securities and should be considered speculative.
Investment Company Securities Risk. Fund shareholders bear indirectly their proportionate share of the expenses of other investment companies in which the fund invests.
Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will be to changes in interest rates.
Real Estate Securities Risk. Real estate securities are subject to the risks associated with direct ownership of real estate, including declines in value, adverse economic conditions, increases in expenses, regulatory changes and environmental problems. Investing in securities of companies in the real estate industry, subjects a fund to the special risks associated with the real estate market including factors such as loss to casualty or condemnation, changes in real estate values, property taxes, interest rates, cash flow of underlying real estate assets, occupancy rates, government regulations affecting zoning, land use and rents, and the management skill and creditworthiness of the issuer.
Redemption Risk. A fund that serves as an underlying fund for a fund of funds is subject to certain risks. When a fund of funds reallocates or rebalances its investments, an underlying fund may experience relatively large redemptions or investments. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.
Securitized Products Risk. Unscheduled prepayments on mortgage-backed and asset-backed securities may have to be reinvested at lower rates. A reduction in prepayments may increase the effective maturities of these securities, exposing them to the risk of decline in market value over time (extension risk).
U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields from many other fixed-income securities.
U.S. Government-Sponsored Securities Risk. Securities issued by U.S. government-sponsored or -chartered enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and the Federal Home Loan Banks are not issued or guaranteed by the U.S. Treasury.

Performance
The following information provides some indication of the risks of investing in the Portfolio. Past performance (before and after taxes) is not necessarily an indication of how the Portfolio will perform in the future. You may get updated performance information by calling 1-800-222-5852 or online at:

•	For Classes A, C, J, and P - www.principalfunds.com.

•	For Institutional Class and Classes R-1, R-2, R-3, R-4, and R-5 - www.principal.com.
The bar chart shows the investment returns of the Portfolio's Class A shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Portfolio). These annual returns do not reflect sales charges on Class A shares; if they did, results would be lower. The table shows, for each share class of the Portfolio and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Portfolio), how the Portfolio's average annual total returns compare with those of one or more broad measures of market performance.
The Portfolio commenced operations after succeeding to the operations of another fund on January 12, 2007. Performance for periods prior to that date is based on the performance of the predecessor fund. The predecessor fund's Class A shares commenced operations on July 25, 1996.
For periods prior to the inception date of Classes J, Institutional, R-1, R-2, R-3, R-4 and R-5 shares (January 16, 2007) and Class P shares (August 24, 2015), the performance shown in the table for these classes is based on the performance of the Portfolio's Class A shares, adjusted to reflect the respective fees and expenses of each class. Where this adjustment for fees and expenses results in performance for a newer class that is higher than the historical performance of the Class A shares, the historical performance of the Class A shares is used for the newer class (without respect to sales charges, if not applicable to the newer class). These adjustments for these newer classes result in performance for such periods that is no higher than the historical performance of the Class A shares.

Total Returns as of December 31 (Class A shares)

Highest return for a quarter during the period of the bar chart above:	Q2 '09	10.74%
Lowest return for a quarter during the period of the bar chart above:	Q4 '08	(7.04)%

Average Annual Total Returns - PFI Prospectus - Strategic Asset Management Flexible Income Portfolio	Label	1 Year	5 Years	10 Years
SAM Flexible Income Fund, Class A [Member]	Class A Return Before Taxes	(5.39%)	3.91%	4.54%
SAM Flexible Income Fund, Class A [Member] | After Taxes on Distributions	Class A Return After Taxes on Distributions	(6.91%)	2.57%	3.11%
SAM Flexible Income Fund, Class A [Member] | After Taxes on Distributions and Sales	Class A Return After Taxes on Distribution and Sale of Fund Shares	(2.53%)	2.65%	3.11%
SAM Flexible Income Fund, Class C [Member]	Class C Return Before Taxes	(3.42%)	3.91%	4.15%
SAM Flexible Income Fund, Class J [Member]	Class J Return Before Taxes	(2.62%)	4.73%	4.84%
SAM Flexible Income Fund, Institutional Class [Member]	Institutional Class Return Before Taxes	(1.43%)	5.05%	5.26%
SAM Flexible Income Fund, Class R-1 [Member]	Class R-1 Return Before Taxes	(2.29%)	4.14%	4.41%
SAM Flexible Income Fund, Class R-2 [Member]	Class R-2 Return Before Taxes	(2.16%)	4.28%	4.56%
SAM Flexible Income Fund, Class R-3 [Member]	Class R-3 Return Before Taxes	(1.99%)	4.47%	4.73%
SAM Flexible Income Fund, Class R-4 [Member]	Class R-4 Return Before Taxes	(1.81%)	4.67%	4.91%
SAM Flexible Income Fund, Class R-5 [Member]	Class R-5 Return Before Taxes	(1.68%)	4.81%	5.02%
SAM Flexible Income Fund, Class P	Class P Return Before Taxes	(1.72%)	4.71%	4.94%
Barclays U.S. Aggregate Bond Index	Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	0.55%	3.25%	4.51%
MSCI - EAFE NDTR D Index	MSCI EAFE Index NDTR D (reflects no deduction for fees, expenses, or taxes)	(0.81%)	3.60%	3.03%
Russell 3000 Index	Russell 3000 Index (reflects no deduction for fees, expenses, or taxes)	0.48%	12.18%	7.35%
SAM Flexible Income Blended Index [Member]	SAM Flexible Income Blended Index (reflects no deduction for fees, expenses, or taxes)	0.65%	5.17%	5.27%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A shares only and would be different for the other share classes.
Performance of a blended index shows how the Portfolio’s performance compares to a blend of indices with similar investment objectives. Performance of the components of the blended index are also shown. The weightings for SAM Flexible Income Blended Index are 75% Barclays U.S. Aggregate Bond Index, 20% Russell 3000® Index and 5% MSCI EAFE Index NDTR D. The custom or blended index returns reflect the allocation in effect for the time period(s) for which the fund returns are disclosed. Previous weightings or allocations of the custom or blended index are not restated.

PFI Prospectus | Strategic Asset Management Strategic Growth Portfolio [Member]
SAM (STRATEGIC ASSET MANAGEMENT) STRATEGIC GROWTH PORTFOLIO
Objective:
The Portfolio seeks to provide long-term capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A Shares of Principal Funds, Inc. More information about these and other discounts is available from your financial professional and in “Choosing a Share Class and The Costs of Investing” beginning on page 398 of the Fund’s prospectus and “Multiple Class Structure” beginning on page 6 of the Fund’s Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - PFI Prospectus - Strategic Asset Management Strategic Growth Portfolio	SAM Strategic Growth Fund, Class A [Member]	SAM Strategic Growth Fund, Class C [Member]	SAM Strategic Growth Fund, Class J [Member]	SAM Strategic Growth Portfolio, Class P	SAM Strategic Growth Fund, Institutional Class [Member]	SAM Strategic Growth Fund, Class R-1 [Member]	SAM Strategic Growth Fund, Class R-2 [Member]	SAM Strategic Growth Fund, Class R-3 [Member]	SAM Strategic Growth Fund, Class R-4 [Member]	SAM Strategic Growth Fund, Class R-5 [Member]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	5.50%	none	none	none	none	none	none	none	none	none
Maximum Deferred Sales Charge (as a percentage)	1.00%	1.00%	1.00%	none	none	none	none	none	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - PFI Prospectus - Strategic Asset Management Strategic Growth Portfolio		SAM Strategic Growth Fund, Class A [Member]	SAM Strategic Growth Fund, Class C [Member]	SAM Strategic Growth Fund, Class J [Member]		SAM Strategic Growth Portfolio, Class P		SAM Strategic Growth Fund, Institutional Class [Member]	SAM Strategic Growth Fund, Class R-1 [Member]	SAM Strategic Growth Fund, Class R-2 [Member]	SAM Strategic Growth Fund, Class R-3 [Member]	SAM Strategic Growth Fund, Class R-4 [Member]	SAM Strategic Growth Fund, Class R-5 [Member]
Management Fees (as a percentage of Assets)		0.31%	0.31%	0.31%		0.31%		0.31%	0.31%	0.31%	0.31%	0.31%	0.31%
Distribution and Service (12b-1) Fees		0.25%	1.00%	0.15%	[1]				0.35%	0.30%	0.25%	0.10%
Other Expenses (as a percentage of Assets):		0.11%	0.11%	0.07%		0.21%	[2]	none	0.53%	0.45%	0.32%	0.28%	0.26%
Acquired Fund Fees and Expenses		0.73%	0.73%	0.73%		0.73%		0.73%	0.73%	0.73%	0.73%	0.73%	0.73%
Expenses (as a percentage of Assets)		1.40%	2.15%	1.26%		1.25%		1.04%	1.92%	1.79%	1.61%	1.42%	1.30%
Fee Waiver or Reimbursement	[3]					(0.01%)
Net Expenses (as a percentage of Assets)		1.40%	2.15%	1.26%		1.24%		1.04%	1.92%	1.79%	1.61%	1.42%	1.30%
[1]	Expense information in the table has been restated to reflect current fees. Effective December 31, 2015, the Distribution and/or Service (12b-1) Fees for Class J shares were reduced.
[2]	) Based on estimated amounts for the current fiscal year (Class P).
[3]	Principal Management Corporation ("Principal"), the investment advisor, has contractually agreed to limit the Fund’s expenses by paying, if necessary, expenses normally payable by the Fund, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses) to maintain "Other Expenses" (expressed as a percent of average net assets on an annualized basis) not to exceed 0.20% for Class P shares. It is expected that the expense limit will continue through the period ending February 28, 2017; however, Principal Funds, Inc. and Principal, the parties to the agreement, may mutually agree to terminate the expense limit prior to the end of the period.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - PFI Prospectus - Strategic Asset Management Strategic Growth Portfolio - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
SAM Strategic Growth Fund, Class A [Member]	685	969	1,274	2,137
SAM Strategic Growth Fund, Class C [Member]	318	673	1,154	2,483
SAM Strategic Growth Fund, Class J [Member]	228	400	692	1,523
SAM Strategic Growth Portfolio, Class P	126	395	685	1,510
SAM Strategic Growth Fund, Institutional Class [Member]	106	331	574	1,271
SAM Strategic Growth Fund, Class R-1 [Member]	195	603	1,037	2,243
SAM Strategic Growth Fund, Class R-2 [Member]	182	563	970	2,105
SAM Strategic Growth Fund, Class R-3 [Member]	164	508	876	1,911
SAM Strategic Growth Fund, Class R-4 [Member]	145	449	776	1,702
SAM Strategic Growth Fund, Class R-5 [Member]	132	412	713	1,568

With respect to Classes C and J shares, you would pay the following expenses if you did not redeem your shares (all other classes would be the same as in the above example):
Expense Example, No Redemption - PFI Prospectus - Strategic Asset Management Strategic Growth Portfolio - USD ($)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
SAM Strategic Growth Fund, Class C [Member]	218	673	1,154	2,483
SAM Strategic Growth Fund, Class J [Member]	128	400	692	1,523

Portfolio Turnover
As a fund of funds, the Fund does not pay transaction costs, such as commissions, when it buys and sells shares of underlying funds (or “turns over” its portfolio); however, the Fund does pay such transaction costs when it buys and sells other investments. Also, an underlying fund pays transaction costs when it buys and sells portfolio securities, and a higher portfolio turnover for the underlying fund may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the examples, affect the performance of the underlying fund and the Fund. During its most recent fiscal year, the Fund's portfolio turnover rate was 51.2% of the average value of its portfolio.

Principal Investment Strategies
The SAM Portfolios operate as funds of funds and invest principally in Institutional Class shares of Principal Funds, Inc. equity funds, fixed-income funds and specialty funds ("Underlying Funds"); the Sub-Advisor generally categorizes the Underlying Fund based on the investment profile of the Underlying Fund. Each SAM Portfolio typically allocates its assets among Underlying Funds, and within predetermined percentage ranges, as determined by the Sub-Advisor in accordance with its outlook for the economy, the financial markets and the relative market valuations of the Underlying Funds.
The Portfolio:

•
Generally invests between 75% and 100% of its assets in equity funds that invest in small, medium, and large market capitalization companies, and less than 50% in any one equity fund (equity funds that generally invest in domestic and foreign equity securities) and

•
Generally invests less than 20% of its assets in specialty funds, and less than 20% in any one specialty fund (specialty funds that generally offer unique combinations of traditional equity securities and fixed-income securities or that use alternative investment strategies that aim to offer diversification beyond traditional equity and fixed-income securities and include investments in such assets as infrastructure, commodities, currencies, and public timber companies)

The Portfolio may temporarily exceed the applicable percentage ranges for short periods, and the Sub-Advisor may alter the percentage ranges when it deems appropriate.

Principal Risks
The broad diversification of the Portfolio is designed to cushion severe losses in any one investment sector and moderate overall price volatility. However, the Portfolio is subject to the particular risks of the Underlying Funds in which it invests, and its share prices and performance will fluctuate with the shares prices and performance of the Underlying Funds. The Portfolio operates as a fund of funds and thus bears both its own expenses and, indirectly, its proportionate share of the expenses of the Underlying Funds in which it invests. An investment in the Portfolio is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. If you sell your shares when their value is less than the price you paid, you will lose money.
The principal risks of investing in the Portfolio that are inherent in the fund of funds, in alphabetical order, are:
Asset Allocation Risk. A fund's selection and weighting of asset classes may cause it to underperform other funds with a similar investment objective.
Conflict of Interest Risk. The Advisor and its affiliates earn different fees from different underlying funds and may have an incentive to allocate more fund-of-fund assets to underlying funds from which they receive higher fees.
Fund of Funds Risk. The performance and risks of a fund of funds directly correspond to the performance and risks of the underlying funds in which the fund invests. Fund shareholders bear indirectly their proportionate share of the expenses of other investment companies in which the fund invests.
The principal risks of investing in the Portfolio that are inherent in the Underlying Funds, in alphabetical order, are:
Equity Securities Risk. The value of equity securities could decline if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment (such as market capitalization or style) may underperform other market segments or the equity markets as a whole.

•
Growth Stock Risk. If growth companies do not increase their earnings at a rate expected by investors, the market price of the stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can lessen price declines in market downturns.

•
Small and Medium Market Capitalization Companies. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.

•
Value Stock Risk. Value stocks may continue to be undervalued by the market for extended periods, including the entire period during which the stock is held by a fund, or the events that the portfolio manager believed would cause the stock price to increase may not occur as anticipated or at all. Moreover, a stock judged to be undervalued actually may be appropriately priced at a low level.

Foreign Currency Risk. Risks of investing in securities denominated in, or that trade in, foreign (non-U.S.) currencies include changes in foreign exchange rates and foreign exchange restrictions.
Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).
Investment Company Securities Risk. Fund shareholders bear indirectly their proportionate share of the expenses of other investment companies in which the fund invests.
Redemption Risk. A fund that serves as an underlying fund for a fund of funds is subject to certain risks. When a fund of funds reallocates or rebalances its investments, an underlying fund may experience relatively large redemptions or investments. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

Performance
The following information provides some indication of the risks of investing in the Portfolio. Past performance (before and after taxes) is not necessarily an indication of how the Portfolio will perform in the future. You may get updated performance information by calling 1-800-222-5852 or online at:

•	For Classes A, C, J, and P - www.principalfunds.com.

•	For Institutional Class and Classes R-1, R-2, R-3, R-4, and R-5 - www.principal.com.
The bar chart shows the investment returns of the Portfolio's Class A shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Portfolio). These annual returns do not reflect sales charges on Class A shares; if they did, results would be lower. The table shows, for each share class of the Portfolio and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Portfolio), how the Portfolio's average annual total returns compare with those of one or more broad measures of market performance.
The Portfolio commenced operations after succeeding to the operations of another fund on January 12, 2007. Performance for periods prior to that date is based on the performance of the predecessor fund. The predecessor fund's Class A shares commenced operations on July 25, 1996.
For periods prior to the inception date of Classes J, Institutional, R-1, R-2, R-3, R-4, and R-5 shares (January 16, 2007) and Class P shares (August 24, 2015), the performance shown in the table for these classes is based on the performance of the Portfolio's Class A shares, adjusted to reflect the respective fees and expenses of each class. Where this adjustment for fees and expenses results in performance for a newer class that is higher than the historical performance of the Class A shares, the historical performance of the Class A shares is used for the newer class (without respect to sales charges, if not applicable to the newer class). These adjustments for these newer classes result in performance for such periods that is no higher than the historical performance of the Class A shares.

Total Returns as of December 31 (Class A shares)

Highest return for a quarter during the period of the bar chart above:	Q2 '09	15.72%
Lowest return for a quarter during the period of the bar chart above:	Q4 '08	(22.29)%

Average Annual Total Returns - PFI Prospectus - Strategic Asset Management Strategic Growth Portfolio	Label	1 Year	5 Years	10 Years
SAM Strategic Growth Fund, Class A [Member]	Class A Return Before Taxes	(7.55%)	7.33%	4.82%
SAM Strategic Growth Fund, Class A [Member] | After Taxes on Distributions	Class A Return After Taxes on Distributions	(10.29%)	6.19%	3.92%
SAM Strategic Growth Fund, Class A [Member] | After Taxes on Distributions and Sales	Class A Return After Taxes on Distribution and Sale of Fund Shares	(2.02%)	5.75%	3.84%
SAM Strategic Growth Fund, Class C [Member]	Class C Return Before Taxes	(3.77%)	7.74%	4.64%
SAM Strategic Growth Fund, Class J [Member]	Class J Return Before Taxes	(2.95%)	8.60%	5.37%
SAM Strategic Growth Fund, Institutional Class [Member]	Institutional Class Return Before Taxes	(1.79%)	8.97%	5.79%
SAM Strategic Growth Fund, Class R-1 [Member]	Class R-1 Return Before Taxes	(2.66%)	8.02%	4.94%
SAM Strategic Growth Fund, Class R-2 [Member]	Class R-2 Return Before Taxes	(2.53%)	8.17%	5.09%
SAM Strategic Growth Fund, Class R-3 [Member]	Class R-3 Return Before Taxes	(2.35%)	8.37%	5.26%
SAM Strategic Growth Fund, Class R-4 [Member]	Class R-4 Return Before Taxes	(2.15%)	8.56%	5.44%
SAM Strategic Growth Fund, Class R-5 [Member]	Class R-5 Return Before Taxes	(2.02%)	8.70%	5.56%
SAM Strategic Growth Portfolio, Class P	Class P Return Before Taxes	(2.08%)	8.58%	5.43%
Barclays U.S. Aggregate Bond Index	Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	0.55%	3.25%	4.51%
MSCI - EAFE NDTR D Index	MSCI EAFE Index NDTR D (reflects no deduction for fees, expenses, or taxes)	(0.81%)	3.60%	3.03%
Russell 3000 Index	Russell 3000 Index (reflects no deduction for fees, expenses, or taxes)	0.48%	12.18%	7.35%
SAM Strategic Growth Blended Index	SAM Strategic Growth Blended Index (reflects no deduction for fees, expenses, or taxes)	0.24%	9.62%	6.25%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A shares only and would be different for the other share classes.
Performance of a blended index shows how the Portfolio’s performance compares to a blend of indices with similar investment objectives. Performance of the components of the blended index are also shown. The weightings for SAM Strategic Growth Blended Index are 70% Russell 3000® Index, 25% MSCI EAFE Index NDTR D and 5% Barclays U.S. Aggregate Bond Index. The custom or blended index returns reflect the allocation in effect for the time period(s) for which the fund returns are disclosed. Previous weightings or allocations of the custom or blended index are not restated.

PFI Prospectus | Short-Term Income Fund [Member]
SHORT-TERM INCOME FUND
Objective:
The Fund seeks to provide as high a level of current income as is consistent with prudent investment management and stability of principal.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Class A Shares of Principal Funds, Inc. More information about these and other discounts is available from your financial professional and in “Choosing a Share Class and The Costs of Investing” beginning on page 398 of the Fund’s prospectus and “Multiple Class Structure” beginning on page 6 of the Fund’s Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - PFI Prospectus - Short-Term Income Fund	Short-Term Income Fund, Class A [Member]	Short-Term Income Fund, Class C [Member]	Short-Term Income Fund, Class J Shares [Member]	Short-Term Income Fund, Class P Shares [Member]	Short-Term Income Fund, Institutional Class [Member]	Short-Term Income Fund, Class R-1 Shares [Member]	Short-Term Income Fund, Class R-2 Shares [Member]	Short-Term Income Fund, Class R-3 Shares [Member]	Short-Term Income Fund, Class R-4 Shares [Member]	Short-Term Income Fund, Class R-5 Shares [Member]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	2.25%	none	none	none	none	none	none	none	none	none
Maximum Deferred Sales Charge (as a percentage)	1.00%	1.00%	1.00%	none	none	none	none	none	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - PFI Prospectus - Short-Term Income Fund		Short-Term Income Fund, Class A [Member]	Short-Term Income Fund, Class C [Member]	Short-Term Income Fund, Class J Shares [Member]		Short-Term Income Fund, Class P Shares [Member]	Short-Term Income Fund, Institutional Class [Member]	Short-Term Income Fund, Class R-1 Shares [Member]	Short-Term Income Fund, Class R-2 Shares [Member]	Short-Term Income Fund, Class R-3 Shares [Member]	Short-Term Income Fund, Class R-4 Shares [Member]	Short-Term Income Fund, Class R-5 Shares [Member]
Management Fees (as a percentage of Assets)		0.41%	0.41%	0.41%		0.41%	0.41%	0.41%	0.41%	0.41%	0.41%	0.41%
Distribution and Service (12b-1) Fees		0.15%	1.00%	0.15%	[1]			0.35%	0.30%	0.25%	0.10%
Other Expenses (as a percentage of Assets):		0.12%	0.16%	0.14%		0.11%	0.02%	0.54%	0.46%	0.33%	0.29%	0.27%
Expenses (as a percentage of Assets)		0.68%	1.57%	0.70%		0.52%	0.43%	1.30%	1.17%	0.99%	0.80%	0.68%
Fee Waiver or Reimbursement	[2]					none		none	none	none	(0.01%)	none
Net Expenses (as a percentage of Assets)		0.68%	1.57%	0.70%		0.52%	0.43%	1.30%	1.17%	0.99%	0.79%	0.68%
[1]	Expense information in the table has been restated to reflect current fees. Effective December 31, 2015, the Distribution and/or Service (12b-1) Fees for Class J shares were reduced.
[2]	Principal Management Corporation ("Principal"), the investment advisor, has contractually agreed to limit the Fund’s expenses by paying, if necessary, expenses normally payable by the Fund, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses) to maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 1.30% for Class R-1, 1.18% for Class R-2, 0.99% for Class R-3, 0.79% for Class R-4, and 0.68% for Class R-5 shares. In addition, for Class P the expense limit will maintain "Other Expenses" (expressed as a percent of average net assets on an annualized basis) not to exceeds 0.20%, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses). It is expected that the expense limits will continue through the period ending February 28, 2017; however, Principal Funds, Inc. and Principal, the parties to the agreement, may mutually agree to terminate the expense limits prior to the end of the period.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - PFI Prospectus - Short-Term Income Fund - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Short-Term Income Fund, Class A [Member]	293	438	595	1,052
Short-Term Income Fund, Class C [Member]	260	496	855	1,867
Short-Term Income Fund, Class J Shares [Member]	172	224	390	871
Short-Term Income Fund, Class P Shares [Member]	53	167	291	653
Short-Term Income Fund, Institutional Class [Member]	44	138	241	542
Short-Term Income Fund, Class R-1 Shares [Member]	132	412	713	1,568
Short-Term Income Fund, Class R-2 Shares [Member]	119	372	644	1,420
Short-Term Income Fund, Class R-3 Shares [Member]	101	315	547	1,213
Short-Term Income Fund, Class R-4 Shares [Member]	81	254	443	989
Short-Term Income Fund, Class R-5 Shares [Member]	69	218	379	847

With respect to Classes C and J shares, you would pay the following expenses if you did not redeem your shares (all other classes would be the same as in the above example):
Expense Example, No Redemption - PFI Prospectus - Short-Term Income Fund - USD ($)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Short-Term Income Fund, Class C [Member]	160	496	855	1,867
Short-Term Income Fund, Class J Shares [Member]	72	224	390	871

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 56.4% of the average value of its portfolio.

Principal Investment Strategies
The Fund invests primarily in high quality short-term bonds and other fixed-income securities that, at the time of purchase, are rated BBB- or higher by Standard & Poor's Rating Service or Baa3 or higher by Moody's Investors Service, Inc. or, if unrated, in the opinion of the Sub-Advisor of comparable quality. Under normal circumstances, the Fund maintains an effective maturity of five years or less and an average portfolio duration that is within ±15% of the duration of the Barclays Credit 1-3 Year Index which as of December 31, 2015 was 1.90 years. The Fund's investments also include corporate securities, U.S. and foreign government securities, mortgage-backed and asset-backed securities, and real estate investment trust ("REIT") securities. The Fund invests in securities denominated in foreign currencies and in securities of foreign issuers.

Principal Risks
The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund, in alphabetical order, are:
Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income securities could default on its payment obligations.
Foreign Currency Risk. Risks of investing in securities denominated in, or that trade in, foreign (non-U.S.) currencies include changes in foreign exchange rates and foreign exchange restrictions.
Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).
Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will be to changes in interest rates.
Real Estate Investment Trusts (“REITs”) Risk. In addition to risks associated with investing in real estate securities, REITs are dependent upon management skills, are not diversified, and are subject to heavy cash flow dependency, risks of default by borrowers, and self-liquidation. Investment in REITs also involves risks similar to risks of investing in small market capitalization companies, such as limited financial resources, less frequent and limited volume trading, and may be subject to more abrupt or erratic price movements than larger company securities. A REIT could fail to qualify for tax-free pass-through of income under the Internal Revenue Code. Fund shareholders will indirectly bear their proportionate share of the expenses of REITs in which the fund invests.
Real Estate Securities Risk. Real estate securities are subject to the risks associated with direct ownership of real estate, including declines in value, adverse economic conditions, increases in expenses, regulatory changes and environmental problems. Investing in securities of companies in the real estate industry, subjects a fund to the special risks associated with the real estate market including factors such as loss to casualty or condemnation, changes in real estate values, property taxes, interest rates, cash flow of underlying real estate assets, occupancy rates, government regulations affecting zoning, land use and rents, and the management skill and creditworthiness of the issuer.
Redemption Risk. A fund that serves as an underlying fund for a fund of funds is subject to certain risks. When a fund of funds reallocates or rebalances its investments, an underlying fund may experience relatively large redemptions or investments. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.
Securitized Products Risk. Unscheduled prepayments on mortgage-backed and asset-backed securities may have to be reinvested at lower rates. A reduction in prepayments may increase the effective maturities of these securities, exposing them to the risk of decline in market value over time (extension risk).
U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields from many other fixed-income securities.
U.S. Government-Sponsored Securities Risk. Securities issued by U.S. government-sponsored or -chartered enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and the Federal Home Loan Banks are not issued or guaranteed by the U.S. Treasury.

Performance
The following information provides some indication of the risks of investing in the Fund. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information by calling 1-800-222-5852 or online at:

•	For Classes A, C, J, and P - www.principalfunds.com.

•	For Institutional Class and Classes R-1, R-2, R-3, R-4, and R-5 - www.principal.com.
The bar chart shows the investment returns of the Fund's Class A shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). These annual returns do not reflect sales charges on Class A shares; if they did, results would be lower. The table shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund's average annual total returns compare with those of one or more broad measures of market performance.
The Fund commenced operations after succeeding to the operations of another fund on January 12, 2007. Performance for periods prior to that date is based on the performance of the predecessor fund.
For periods prior to the inception date of Classes J, R-1, R-2, R-3, R-4, and R-5 shares (July 12, 2010) and Class P shares (September 27, 2010), the performance shown in the table for these classes is based on the performance of the Class A shares, adjusted to reflect the respective fees and expenses of each class. Where this adjustment for fees and expenses results in performance for a newer class that is higher than the historical performance of the Class A shares, the historical performance of the Class A shares is used for the newer class (without respect to sales charges, if not applicable to the newer class). These adjustments for these newer classes result in performance for such periods that is no higher than the historical performance of Class A shares. The predecessor fund's Class A shares commenced operations on November 1, 1993.

Total Returns as of December 31 (Class A shares)

Highest return for a quarter during the period of the bar chart above:	Q2 '09	3.96%
Lowest return for a quarter during the period of the bar chart above:	Q4 '08	(1.87)%

Average Annual Total Returns - PFI Prospectus - Short-Term Income Fund	Label	1 Year	5 Years	10 Years
Short-Term Income Fund, Class A [Member]	Class A Return Before Taxes	(1.81%)	1.24%	2.83%
Short-Term Income Fund, Class A [Member] | After Taxes on Distributions	Class A Return After Taxes on Distributions	(2.42%)	0.59%	1.87%
Short-Term Income Fund, Class A [Member] | After Taxes on Distributions and Sales	Class A Return After Taxes on Distribution and Sale of Fund Shares	(1.02%)	0.69%	1.82%
Short-Term Income Fund, Class C [Member]	Class C Return Before Taxes	(1.37%)	0.85%	2.23%
Short-Term Income Fund, Class J Shares [Member]	Class J Return Before Taxes	(0.52%)	1.58%	2.88%
Short-Term Income Fund, Class P Shares [Member]	Class P Return Before Taxes	0.69%	1.89%	3.15%
Short-Term Income Fund, Institutional Class [Member]	Institutional Class Return Before Taxes	0.77%	2.01%	3.39%
Short-Term Income Fund, Class R-1 Shares [Member]	Class R-1 Return Before Taxes	(0.10%)	1.15%	2.54%
Short-Term Income Fund, Class R-2 Shares [Member]	Class R-2 Return Before Taxes	0.03%	1.27%	2.66%
Short-Term Income Fund, Class R-3 Shares [Member]	Class R-3 Return Before Taxes	0.21%	1.46%	2.85%
Short-Term Income Fund, Class R-4 Shares [Member]	Class R-4 Return Before Taxes	0.41%	1.64%	3.02%
Short-Term Income Fund, Class R-5 Shares [Member]	Class R-5 Return Before Taxes	0.52%	1.79%	3.09%
Barclays Credit 1-3 Years Index [Member]	Barclays Credit 1-3 Year Index (reflects no deduction for fees, expenses, or taxes)	0.85%	1.77%	3.50%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A shares only and would be different for the other share classes.

PFI Prospectus | SmallCap Fund (Formerly SmallCap Blend Fund) [Member]
SMALLCAP FUND (FORMERLY SMALLCAP BLEND FUND)
Objective:
The Fund seeks long-term growth of capital.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A Shares of Principal Funds, Inc. More information about these and other discounts is available from your financial professional and in “Choosing a Share Class and The Costs of Investing” beginning on page 398 of the Fund’s prospectus and “Multiple Class Structure” beginning on page 6 of the Fund’s Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - PFI Prospectus - SmallCap Fund (Formerly SmallCap Blend Fund)	SmallCap Blend Fund, Class A [Member]	SmallCap Blend Fund, Class C [Member]	SmallCap Blend Fund, Class J [Member]	SmallCap Blend Fund, Class P	SmallCap Blend Fund, Institutional Class [Member]	SmallCap Blend Fund, Class R-1 [Member]	SmallCap Blend Fund, Class R-2 [Member]	SmallCap Blend Fund, Class R-3 [Member]	SmallCap Blend Fund, Class R-4 [Member]	SmallCap Blend Fund, Class R-5 [Member]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	5.50%	none	none	none	none	none	none	none	none	none
Maximum Deferred Sales Charge (as a percentage)	1.00%	1.00%	1.00%	none	none	none	none	none	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - PFI Prospectus - SmallCap Fund (Formerly SmallCap Blend Fund)		SmallCap Blend Fund, Class A [Member]	SmallCap Blend Fund, Class C [Member]	SmallCap Blend Fund, Class J [Member]		SmallCap Blend Fund, Class P	SmallCap Blend Fund, Institutional Class [Member]	SmallCap Blend Fund, Class R-1 [Member]	SmallCap Blend Fund, Class R-2 [Member]	SmallCap Blend Fund, Class R-3 [Member]	SmallCap Blend Fund, Class R-4 [Member]	SmallCap Blend Fund, Class R-5 [Member]
Management Fees (as a percentage of Assets)		0.75%	0.75%	0.75%		0.75%	0.75%	0.75%	0.75%	0.75%	0.75%	0.75%
Distribution and Service (12b-1) Fees		0.25%	1.00%	0.15%	[1]			0.35%	0.30%	0.25%	0.10%
Other Expenses (as a percentage of Assets):		0.23%	0.32%	0.13%		1.06%	0.04%	0.54%	0.46%	0.33%	0.29%	0.27%
Acquired Fund Fees and Expenses		0.05%	0.05%	0.05%		0.05%	0.05%	0.05%	0.05%	0.05%	0.05%	0.05%
Expenses (as a percentage of Assets)		1.28%	2.12%	1.08%		1.86%	0.84%	1.69%	1.56%	1.38%	1.19%	1.07%
Fee Waiver or Reimbursement	[2]		none			(0.86%)	none
Net Expenses (as a percentage of Assets)		1.28%	2.12%	1.08%		1.00%	0.84%	1.69%	1.56%	1.38%	1.19%	1.07%
[1]	Expense information in the table has been restated to reflect current fees. Effective December 31, 2015, the Distribution and/or Service (12b-1) Fees for Class J shares were reduced.
[2]	Principal Management Corporation ("Principal"), the investment advisor, has contractually agreed to limit the Fund’s expenses by paying, if necessary, expenses normally payable by the Fund, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses) to maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 2.08% for Class C, and 0.80% for Institutional Class shares. In addition for Class P, the expense limit will maintain "Other Expenses" (expressed as a percent of average net assets on an annualized basis) not to exceed 0.20%, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses). It is expected that the expense limits will continue through the period ending February 28, 2017; however, Principal Funds, Inc. and Principal, the parties to the agreement, may mutually agree to terminate the expense limits prior to the end of the period.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - PFI Prospectus - SmallCap Fund (Formerly SmallCap Blend Fund) - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
SmallCap Blend Fund, Class A [Member]	673	934	1,214	2,010
SmallCap Blend Fund, Class C [Member]	315	664	1,139	2,452
SmallCap Blend Fund, Class J [Member]	210	343	595	1,317
SmallCap Blend Fund, Class P	102	487	912	2,097
SmallCap Blend Fund, Institutional Class [Member]	86	268	466	1,037
SmallCap Blend Fund, Class R-1 [Member]	172	533	918	1,998
SmallCap Blend Fund, Class R-2 [Member]	159	493	850	1,856
SmallCap Blend Fund, Class R-3 [Member]	140	437	755	1,657
SmallCap Blend Fund, Class R-4 [Member]	121	378	654	1,443
SmallCap Blend Fund, Class R-5 [Member]	109	340	590	1,306

With respect to Classes C and J shares, you would pay the following expenses if you did not redeem your shares (all other classes would be the same as in the above example):
Expense Example, No Redemption - PFI Prospectus - SmallCap Fund (Formerly SmallCap Blend Fund) - USD ($)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
SmallCap Blend Fund, Class C [Member]	215	664	1,139	2,452
SmallCap Blend Fund, Class J [Member]	110	343	595	1,317

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 69.2% of the average value of its portfolio.

Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies with small market capitalizations at the time of purchase. For this Fund, companies with small market capitalizations are those with market capitalizations within the range of companies comprising the Russell 2000® Index (as of December 31, 2015, this range was between approximately $15.0 million and $6.4 billion).
The Fund invests in equity securities with value and/or growth characteristics and constructs an investment portfolio that has a "blend" of equity securities with these characteristics. Investing in value equity securities is an investment strategy that emphasizes buying equity securities that appear to be undervalued. The growth orientation selection emphasizes buying equity securities of companies whose potential for growth of capital and earnings is expected to be above average. The Fund does not have a policy of preferring one of these categories over the other.

Principal Risks
The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund, in alphabetical order, are:
Equity Securities Risk. The value of equity securities could decline if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment (such as market capitalization or style) may underperform other market segments or the equity markets as a whole.

•
Growth Stock Risk. If growth companies do not increase their earnings at a rate expected by investors, the market price of the stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can lessen price declines in market downturns.

•
Small and Medium Market Capitalization Companies. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.

•
Value Stock Risk. Value stocks may continue to be undervalued by the market for extended periods, including the entire period during which the stock is held by a fund, or the events that the portfolio manager believed would cause the stock price to increase may not occur as anticipated or at all. Moreover, a stock judged to be undervalued actually may be appropriately priced at a low level.

Performance
The following information provides some indication of the risks of investing in the Fund. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information by calling 1-800-222-5852 or online at:

•	For Classes A, C, J, and P - www.principalfunds.com.

•	For Institutional Class and Classes R-1, R-2, R-3, R-4, and R-5 - www.principal.com.
The bar chart shows the investment returns of the Fund’s Class A shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). These annual returns do not reflect sales charges on Class A shares; if they did, results would be lower. The table shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare with those of one or more broad measures of market performance.
For periods prior to the inception date of Class C shares (January 16, 2007) and Class P shares (June 3, 2014), the performance shown in the table for these classes is based on the performance of the Fund's Class R-3 shares, adjusted to reflect the respective fees and expenses of each class. Where this adjustment for fees and expenses results in performance for a newer class that is higher than the historical performance of the Class R-3 shares, the historical performance of the Class R-3 shares is used for the newer class. These adjustments for these newer classes result in performance for such periods that is no higher than the historical performance of the R-3 Class shares, which were first sold on December 6, 2000.

Total Returns as of December 31 (Class A shares)

Highest return for a quarter during the period of the bar chart above:	Q4 '11	17.97%
Lowest return for a quarter during the period of the bar chart above:	Q4 '08	(26.29)%

Average Annual Total Returns - PFI Prospectus - SmallCap Fund (Formerly SmallCap Blend Fund)	Label	1 Year	5 Years	10 Years
SmallCap Blend Fund, Class A [Member]	Class A Return Before Taxes	(6.76%)	8.89%	4.84%
SmallCap Blend Fund, Class A [Member] | After Taxes on Distributions	Class A Return After Taxes on Distributions	(2.69%)	7.95%	4.55%
SmallCap Blend Fund, Class A [Member] | After Taxes on Distributions and Sales	Class A Return After Taxes on Distribution and Sale of Fund Shares	(5.95%)	10.12%	5.72%
SmallCap Blend Fund, Class C [Member]	Class C Return Before Taxes	(2.26%)	10.48%	5.54%
SmallCap Blend Fund, Class J [Member]	Class J Return Before Taxes	(1.31%)	11.49%	6.50%
SmallCap Blend Fund, Class P	Class P Return Before Taxes	(0.23%)	11.47%	6.47%
SmallCap Blend Fund, Institutional Class [Member]	Institutional Class Return Before Taxes	(0.04%)	11.94%	6.98%
SmallCap Blend Fund, Class R-1 [Member]	Class R-1 Return Before Taxes	(0.86%)	10.99%	6.06%
SmallCap Blend Fund, Class R-2 [Member]	Class R-2 Return Before Taxes	(0.80%)	11.13%	6.20%
SmallCap Blend Fund, Class R-3 [Member]	Class R-3 Return Before Taxes	(0.58%)	11.34%	6.41%
SmallCap Blend Fund, Class R-4 [Member]	Class R-4 Return Before Taxes	(0.37%)	11.54%	6.65%
SmallCap Blend Fund, Class R-5 [Member]	Class R-5 Return Before Taxes	(0.27%)	11.68%	6.72%
Russell 2000 Index [Member]	Russell 2000 Index (reflects no deduction for fees, expenses, or taxes)	(4.41%)	9.19%	6.80%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A shares only and would be different for the other share classes.

PFI Prospectus | SmallCap Growth Fund I [Member]
SMALLCAP GROWTH FUND I
Objective:
The Fund seeks long-term growth of capital.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	SmallCap Growth I Fund, Class J [Member]	SmallCap Growth I Fund, Institutional Class [Member]	SmallCap Growth I Fund, Class R-1 [Member]	SmallCap Growth I Fund, Class R-2 [Member]	SmallCap Growth I Fund, Class R-3 [Member]	SmallCap Growth I Fund, Class R-4 [Member]	SmallCap Growth I Fund, Class R-5 [Member]	SmallCap Growth Fund I, Class R-6 Shares
Maximum Deferred Sales Charge (as a percentage) | PFI Prospectus | SmallCap Growth Fund I	1.00%	none	none	none	none	none	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - PFI Prospectus - SmallCap Growth Fund I		SmallCap Growth I Fund, Class J [Member]		SmallCap Growth I Fund, Institutional Class [Member]	SmallCap Growth I Fund, Class R-1 [Member]	SmallCap Growth I Fund, Class R-2 [Member]	SmallCap Growth I Fund, Class R-3 [Member]	SmallCap Growth I Fund, Class R-4 [Member]	SmallCap Growth I Fund, Class R-5 [Member]	SmallCap Growth Fund I, Class R-6 Shares
Management Fees (as a percentage of Assets)		1.07%		1.07%	1.07%	1.07%	1.07%	1.07%	1.07%	1.07%
Distribution and Service (12b-1) Fees		0.15%	[1]		0.35%	0.30%	0.25%	0.10%
Other Expenses (as a percentage of Assets):		0.24%		0.02%	0.53%	0.45%	0.32%	0.28%	0.26%	211.12%
Acquired Fund Fees and Expenses		0.01%		0.01%	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%
Expenses (as a percentage of Assets)		1.47%		1.10%	1.96%	1.83%	1.65%	1.46%	1.34%	212.20%
Fee Waiver or Reimbursement	[2],[3]	(0.07%)		(0.07%)	(0.07%)	(0.07%)	(0.07%)	(0.07%)	(0.07%)	(211.13%)
Net Expenses (as a percentage of Assets)		1.40%		1.03%	1.89%	1.76%	1.58%	1.39%	1.27%	1.07%
[1]	Expense information in the table has been restated to reflect current fees. Effective December 31, 2015, the Distribution and/or Service (12b-1) Fees for Class J shares were reduced.
[2]	Principal Management Corporation ("Principal"), the investment advisor, has contractually agreed to limit the Fund's Management Fees through the period ending February 28, 2017. The fee waiver will reduce the Fund's Management Fees by 0.072% (expressed as a percent of average net assets on an annualized basis). It is expected that the fee waiver will continue through the period disclosed; however, Principal Funds, Inc. and Principal, the parties to the agreement may mutually agree to terminate the fee waiver prior to the end of the period.
[3]	Principal Management Corporation ("Principal"), the investment advisor, has contractually agreed to limit the Fund’s expenses by paying, if necessary, expenses normally payable by the Fund, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses) to maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 1.50% for Class J, 1.02% for Institutional, 1.88% for Class R-1, 1.75% for Class R-2, 1.57% for Class R-3, 1.38% for Class R-4, 1.26% for Class R-5, and 1.06% for Class R-6 shares. It is expected that the expense limits will continue through the period ending February 28, 2017; however, Principal Funds, Inc. and Principal, the parties to the agreement, may mutually agree to terminate the expense limits prior to the end of the period.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - PFI Prospectus - SmallCap Growth Fund I - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
SmallCap Growth I Fund, Class J [Member]	243	457	795	1,750
SmallCap Growth I Fund, Institutional Class [Member]	105	342	598	1,333
SmallCap Growth I Fund, Class R-1 [Member]	192	607	1,050	2,279
SmallCap Growth I Fund, Class R-2 [Member]	179	568	983	2,141
SmallCap Growth I Fund, Class R-3 [Member]	161	512	889	1,948
SmallCap Growth I Fund, Class R-4 [Member]	142	454	790	1,739
SmallCap Growth I Fund, Class R-5 [Member]	129	416	726	1,606
SmallCap Growth Fund I, Class R-6 Shares	109	3,181	3,226	2,393	[1]
[1]	As of October 31, 2015, Class R-6 of SmallCap Growth Fund I had approximately $10,000 in net assets; therefore the example calculation renders unusual cost examples for years other than those during which the expense reimbursement is in place.

With respect to Class J shares, you would pay the following expenses if you did not redeem your shares (all other classes would be the same as in the above example):
Expense Example, No Redemption	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
PFI Prospectus | SmallCap Growth Fund I | SmallCap Growth I Fund, Class J [Member] | USD ($)	143	457	795	1,750

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 70.0% of the average value of its portfolio.

Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies with small market capitalizations at the time of purchase. For this Fund, companies with small market capitalizations are those with market capitalizations equal to or smaller than the greater of: 1) $6.0 billion or 2) the highest market capitalization of the companies comprising the Russell 2000® Growth Index (as of December 31, 2015, the range was between approximately $19.0 million and $6.4 billion). The Fund invests in growth equity securities; growth orientation emphasizes buying equity securities of companies whose potential for growth of capital and earnings is expected to be above average.
Principal Management Corporation invests between 10% and 30% of the Fund's assets in equity securities in an attempt to match or exceed the performance of the Fund's benchmark index (listed in the Average Annual Total Returns table) by purchasing securities in the index while slightly overweighting and underweighting certain individual equity securities relative to their weight in the index. The Fund's remaining assets are managed by the sub-advisors.

Principal Risks
The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund, in alphabetical order, are:
Equity Securities Risk. The value of equity securities could decline if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment (such as market capitalization or style) may underperform other market segments or the equity markets as a whole.

•
Growth Stock Risk. If growth companies do not increase their earnings at a rate expected by investors, the market price of the stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can lessen price declines in market downturns.

•
Small and Medium Market Capitalization Companies. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.

Redemption Risk. A fund that serves as an underlying fund for a fund of funds is subject to certain risks. When a fund of funds reallocates or rebalances its investments, an underlying fund may experience relatively large redemptions or investments. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

Performance
The following information provides some indication of the risks of investing in the Fund. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information by calling 1-800-222-5852 or online at:

•	For Class J - www.principalfunds.com.

•	For Institutional Class and Classes R-1, R-2, R-3, R-4, R-5, and R-6 - www.principal.com.
The bar chart shows the investment returns of the Fund’s Institutional Class shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). The table shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare with those of one or more broad measures of market performance.
For periods prior to the inception date of Class R-6 shares (November 25, 2014), the performance shown in the table for Class R-6 shares is based on the performance of the Fund's Institutional Class shares, adjusted to reflect the fees and expenses of Class R-6 shares. These adjustments for Class R-6 shares result in performance for such periods that is no higher than the historical performance of the Institutional Class shares, which were first sold on December 6, 2000.

Total Returns as of December 31 (Institutional Class shares)

Highest return for a quarter during the period of the bar chart above:	Q2 '09	19.78%
Lowest return for a quarter during the period of the bar chart above:	Q4 '08	(29.22)%

Average Annual Total Returns - PFI Prospectus - SmallCap Growth Fund I	Label	1 Year	5 Years	10 Years
SmallCap Growth I Fund, Class J [Member]	Class J Return Before Taxes	(0.14%)	10.53%	7.79%
SmallCap Growth I Fund, Institutional Class [Member]	Institutional Class Return Before Taxes	(0.83%)	8.74%	7.12%
SmallCap Growth I Fund, Institutional Class [Member] | After Taxes on Distributions	Institutional Class Return After Taxes on Distributions	2.33%	8.77%	6.89%
SmallCap Growth I Fund, Institutional Class [Member] | After Taxes on Distributions and Sales	Institutional Class Return After Taxes on Distribution and Sale of Fund Shares	1.19%	11.11%	8.52%
SmallCap Growth I Fund, Class R-1 [Member]	Class R-1 Return Before Taxes	0.40%	10.15%	7.59%
SmallCap Growth I Fund, Class R-2 [Member]	Class R-2 Return Before Taxes	0.51%	10.28%	7.74%
SmallCap Growth I Fund, Class R-3 [Member]	Class R-3 Return Before Taxes	0.68%	10.49%	7.94%
SmallCap Growth I Fund, Class R-4 [Member]	Class R-4 Return Before Taxes	0.93%	10.71%	8.15%
SmallCap Growth I Fund, Class R-5 [Member]	Class R-5 Return Before Taxes	0.99%	10.83%	8.26%
SmallCap Growth Fund I, Class R-6 Shares	Class R-6 Return Before Taxes	1.19%	11.09%	8.51%
Russell 2000 Growth Index [Member]	Russell 2000 Growth Index (reflects no deduction for fees, expenses, or taxes)	(1.38%)	10.67%	7.95%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Institutional Class shares only and would be different for the other share classes.

PFI Prospectus | SmallCap S&P 600 Index Fund [Member]
SMALLCAP S&P 600 INDEX FUND
Objective:
The Fund seeks long-term growth of capital.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	SmallCap S&P 600 Index Fund, Class J [Member]	SmallCap S&P 600 Index Fund, Institutional Class [Member]	SmallCap S&P 600 Index Fund, Class R-1 [Member]	SmallCap S&P 600 Index Fund, Class R-2 [Member]	SmallCap S&P 600 Index Fund, Class R-3 [Member]	SmallCap S&P 600 Index Fund, Class R-4 [Member]	SmallCap S&P 600 Index Fund, Class R-5 [Member]
Maximum Deferred Sales Charge (as a percentage) | PFI Prospectus | SmallCap S&P 600 Index Fund	1.00%	none	none	none	none	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - PFI Prospectus - SmallCap S&P 600 Index Fund	SmallCap S&P 600 Index Fund, Class J [Member]		SmallCap S&P 600 Index Fund, Institutional Class [Member]	SmallCap S&P 600 Index Fund, Class R-1 [Member]	SmallCap S&P 600 Index Fund, Class R-2 [Member]	SmallCap S&P 600 Index Fund, Class R-3 [Member]	SmallCap S&P 600 Index Fund, Class R-4 [Member]	SmallCap S&P 600 Index Fund, Class R-5 [Member]
Management Fees (as a percentage of Assets)	0.15%		0.15%	0.15%	0.15%	0.15%	0.15%	0.15%
Distribution and Service (12b-1) Fees	0.15%	[1]		0.35%	0.30%	0.25%	0.10%
Other Expenses (as a percentage of Assets):	0.14%		0.05%	0.54%	0.46%	0.33%	0.29%	0.27%
Expenses (as a percentage of Assets)	0.44%		0.20%	1.04%	0.91%	0.73%	0.54%	0.42%
[1]	Expense information in the table has been restated to reflect current fees. Effective December 30, 2015, the Distribution and/or Service (12b-1) Fees for Class J shares were reduced.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - PFI Prospectus - SmallCap S&P 600 Index Fund - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
SmallCap S&P 600 Index Fund, Class J [Member]	145	141	246	555
SmallCap S&P 600 Index Fund, Institutional Class [Member]	20	64	113	255
SmallCap S&P 600 Index Fund, Class R-1 [Member]	106	331	574	1,271
SmallCap S&P 600 Index Fund, Class R-2 [Member]	93	290	504	1,120
SmallCap S&P 600 Index Fund, Class R-3 [Member]	75	233	406	906
SmallCap S&P 600 Index Fund, Class R-4 [Member]	55	173	302	677
SmallCap S&P 600 Index Fund, Class R-5 [Member]	43	135	235	530

With respect to Class J shares, you would pay the following expenses if you did not redeem your shares (all other classes would be the same as in the above example):
Expense Example, No Redemption	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
PFI Prospectus | SmallCap S&P 600 Index Fund | SmallCap S&P 600 Index Fund, Class J [Member] | USD ($)	45	141	246	555

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 19.9% of the average value of its portfolio.

Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies that compose the Standard & Poor's ("S&P") SmallCap 600 Index at the time of purchase. The Index is designed to represent U.S. equities with risk/return characteristics of the small cap universe. As of December 31, 2015, the market capitalization range of the companies comprising the Index was between approximately $58.0 million and $4.5 billion. The Fund employs a passive investment approach designed to attempt to track the performance of the Index. The Fund utilizes derivative strategies and exchange-traded funds ("ETFs"). A derivative is a financial arrangement, the value of which is derived from, or based on, a traditional security, asset, or market index. Specifically, the Fund invests in index futures and equity ETFs on a daily basis to gain exposure to the Index in an effort to minimize tracking error relative to the benchmark.

Note:
"Standard & Poor's SmallCap 600" and "S&P SmallCap 600" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed by Principal. The Fund is not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in the Fund.

Principal Risks
The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund, in alphabetical order, are:
Derivatives Risk. Derivatives may not move in the direction anticipated by the portfolio manager. Transactions in derivatives may increase volatility, cause the liquidation of portfolio positions when not advantageous to do so and result in disproportionate losses that may be substantially greater than a fund's initial investment.

•
Futures. Futures involve specific risks, including: the imperfect correlation between the change in market value of the instruments held by the fund and the price of the future,; possible lack of a liquid secondary market for a future and the resulting inability to close a future when desired; counterparty risk; and if the fund has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements.

Equity Securities Risk. The value of equity securities could decline if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment (such as market capitalization or style) may underperform other market segments or the equity markets as a whole.

•
Small and Medium Market Capitalization Companies. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.

Exchange-Traded Funds ("ETFs") Risk. An ETF is subject to the risks associated with direct ownership of the securities in which the ETF invests or that comprise the index on which the ETF is based. Fund shareholders indirectly bear their proportionate share of the expenses of the ETFs in which the fund invests.
Index Fund Risk. More likely than not, an index fund will underperform the index due to cashflows and the fees and expenses of the fund. The correlation between fund performance and index performance may also be affected by changes in securities markets, changes in the composition of the index and the timing of purchases and sales of fund shares.
Redemption Risk. A fund that serves as an underlying fund for a fund of funds is subject to certain risks. When a fund of funds reallocates or rebalances its investments, an underlying fund may experience relatively large redemptions or investments. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

Performance
The following information provides some indication of the risks of investing in the Fund. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information by calling 1-800-222-5852 or online at:

•	For Class J - www.principalfunds.com.

•	For Institutional Class and Classes R-1, R-2, R-3, R-4, and R-5 - www.principal.com.
The bar chart shows the investment returns of the Fund’s Institutional Class shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). The table shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare with those of one or more broad measures of market performance.

Total Returns as of December 31 (Institutional Class shares)

Highest return for a quarter during the period of the bar chart above:	Q2 '09	20.85%
Lowest return for a quarter during the period of the bar chart above:	Q4 '08	(25.21)%

Average Annual Total Returns - PFI Prospectus - SmallCap S&P 600 Index Fund	Label	1 Year	5 Years	10 Years
SmallCap S&P 600 Index Fund, Class J [Member]	Class J Return Before Taxes	(3.39%)	10.75%	7.21%
SmallCap S&P 600 Index Fund, Institutional Class [Member]	Institutional Class Return Before Taxes	(4.40%)	10.02%	6.74%
SmallCap S&P 600 Index Fund, Institutional Class [Member] | After Taxes on Distributions	Institutional Class Return After Taxes on Distributions	0.04%	8.83%	6.20%
SmallCap S&P 600 Index Fund, Institutional Class [Member] | After Taxes on Distributions and Sales	Institutional Class Return After Taxes on Distribution and Sale of Fund Shares	(2.22%)	11.20%	7.79%
SmallCap S&P 600 Index Fund, Class R-1 [Member]	Class R-1 Return Before Taxes	(3.05%)	10.26%	6.88%
SmallCap S&P 600 Index Fund, Class R-2 [Member]	Class R-2 Return Before Taxes	(2.92%)	10.41%	7.02%
SmallCap S&P 600 Index Fund, Class R-3 [Member]	Class R-3 Return Before Taxes	(2.76%)	10.60%	7.21%
SmallCap S&P 600 Index Fund, Class R-4 [Member]	Class R-4 Return Before Taxes	(2.58%)	10.81%	7.41%
SmallCap S&P 600 Index Fund, Class R-5 [Member]	Class R-5 Return Before Taxes	(2.46%)	10.95%	7.54%
S&P SmallCap 600 Stock Index [Member]	S&P SmallCap 600 Index (reflects no deduction for fees, expenses, or taxes)	(1.97%)	11.48%	8.01%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Institutional Class shares only and would be different for the other share classes.

PFI Prospectus | SmallCap Value Fund II [Member]
SMALLCAP VALUE FUND II
Objective:
The Fund seeks long-term growth of capital.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A Shares of Principal Funds, Inc. More information about these and other discounts is available from your financial professional and in “Choosing a Share Class and The Costs of Investing” beginning on page 398 of the Fund’s prospectus and “Multiple Class Structure” beginning on page 6 of the Fund’s Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - PFI Prospectus - SmallCap Value Fund II	SmallCap Value Fund II, Class A	SmallCap Value II Fund, Class J [Member]	SmallCap Value Fund II, Class P	SmallCap Value II Fund, Institutional Class [Member]	SmallCap Value II Fund, Class R-1 [Member]	SmallCap Value II Fund, Class R-2 [Member]	SmallCap Value II Fund, Class R-3 [Member]	SmallCap Value II Fund, Class R-4 [Member]	SmallCap Value II Fund, Class R-5 [Member]	SmallCap Value Fund II, Class R-6 Shares
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	5.50%	none	none	none	none	none	none	none	none	none
Maximum Deferred Sales Charge (as a percentage)	1.00%	1.00%	none	none	none	none	none	none	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - PFI Prospectus - SmallCap Value Fund II		SmallCap Value Fund II, Class A		SmallCap Value II Fund, Class J [Member]		SmallCap Value Fund II, Class P		SmallCap Value II Fund, Institutional Class [Member]	SmallCap Value II Fund, Class R-1 [Member]	SmallCap Value II Fund, Class R-2 [Member]	SmallCap Value II Fund, Class R-3 [Member]	SmallCap Value II Fund, Class R-4 [Member]	SmallCap Value II Fund, Class R-5 [Member]	SmallCap Value Fund II, Class R-6 Shares
Management Fees (as a percentage of Assets)		0.98%		0.98%		0.98%		0.98%	0.98%	0.98%	0.98%	0.98%	0.98%	0.98%
Distribution and Service (12b-1) Fees		0.25%		0.15%	[1]				0.35%	0.30%	0.25%	0.10%
Other Expenses (as a percentage of Assets):		1.77%		0.27%		48.80%		0.02%	0.54%	0.46%	0.33%	0.29%	0.27%	216.49%
Acquired Fund Fees and Expenses		0.03%		0.03%		0.03%		0.03%	0.03%	0.03%	0.03%	0.03%	0.03%	0.03%
Expenses (as a percentage of Assets)		3.03%		1.43%		49.81%		1.03%	1.90%	1.77%	1.59%	1.40%	1.28%	217.50%
Fee Waiver or Reimbursement	[2]	(1.55%)	[3]	(0.02%)		(48.62%)	[3]	(0.02%)	(0.02%)	(0.02%)	(0.02%)	(0.02%)	(0.02%)	(216.46%)	[3]
Net Expenses (as a percentage of Assets)		1.48%		1.41%		1.19%		1.01%	1.88%	1.75%	1.57%	1.38%	1.26%	1.04%
[1]	Expense information in the table has been restated to reflect current fees. Effective December 30, 2015, the Distribution and/or Service (12b-1) Fees for Class J shares were reduced.
[2]	Principal Management Corporation ("Principal"), the investment advisor, has contractually agreed to limit the Fund's Management Fees through the period ending February 28, 2017. The fee waiver will reduce the Fund's Management Fees by 0.024% (expressed as a percent of average net assets on an annualized basis). It is expected that the fee waiver will continue through the period disclosed; however, Principal Funds, Inc. and Principal, the parties to the agreement may mutually agree to terminate the fee waiver prior to the end of the period.
[3]	Principal Management Corporation ("Principal"), the investment advisor, has contractually agreed to limit the Fund's expenses by paying, if necessary, expenses normally payable by the Fund, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses) to maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 1.45% for Class A, and 1.01% for Class R-6 shares. In addition, for Class P, the expense limit will maintain "Other Expenses" (expressed as a percent of average net assets on an annualized basis) not to exceed 0.20% (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses). It is expected that the expense limits will continue through the period ending February 28, 2017; however, Principal Funds, Inc. and Principal, the parties to the agreement, may mutually agree to terminate the expense limits prior to the end of the period.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - PFI Prospectus - SmallCap Value Fund II - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
SmallCap Value Fund II, Class A	692	1,273	1,903	3,591
SmallCap Value II Fund, Class J [Member]	244	450	779	1,711
SmallCap Value Fund II, Class P	121	6,201	8,368	9,268
SmallCap Value II Fund, Institutional Class [Member]	103	325	566	1,257
SmallCap Value II Fund, Class R-1 [Member]	191	595	1,024	2,220
SmallCap Value II Fund, Class R-2 [Member]	178	555	957	2,082
SmallCap Value II Fund, Class R-3 [Member]	160	500	863	1,887
SmallCap Value II Fund, Class R-4 [Member]	140	441	764	1,678
SmallCap Value II Fund, Class R-5 [Member]	128	404	700	1,543
SmallCap Value Fund II, Class R-6 Shares	106	3,335	3,489	1,432	[1]
[1]	As of October 31, 2015, Class R-6 of SmallCap Value Fund II Fund had approximately $10,000 in net assets; therefore the example calculation renders unusual cost examples for years other than those during which the expense reimbursement is in place.

With respect to Class J shares, you would pay the following expenses if you did not redeem your shares (all other classes would be the same as in the above example):
Expense Example, No Redemption	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
PFI Prospectus | SmallCap Value Fund II | SmallCap Value II Fund, Class J [Member] | USD ($)	144	450	779	1,711

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 47.8% of the average value of its portfolio.

Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies with small market capitalizations at the time of purchase. For this Fund, companies with small market capitalizations are those with market capitalizations within the range of companies comprising the Russell 2000® Value Index (as of December 31, 2015, this range was between approximately $15.0 million and $5.1 billion) or in securities with market capitalizations of $3.5 billion or less. The Fund invests in value equity securities, an investment strategy that emphasizes buying equity securities that appear to be undervalued. The Fund also invests in real estate investment trusts ("REITs").
Principal Management Corporation invests between 10% and 30% of the Fund's assets in equity securities in an attempt to match or exceed the performance of the Fund's benchmark index (listed in the Average Annual Total Returns table) by purchasing securities in the index while slightly overweighting and underweighting certain individual equity securities relative to their weight in the index. The Fund's remaining assets are managed by the sub-advisors.

Principal Risks
The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund, in alphabetical order, are:
Equity Securities Risk. The value of equity securities could decline if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment (such as market capitalization or style) may underperform other market segments or the equity markets as a whole.

•
Small and Medium Market Capitalization Companies. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.

•
Value Stock Risk. Value stocks may continue to be undervalued by the market for extended periods, including the entire period during which the stock is held by a fund, or the events that the portfolio manager believed would cause the stock price to increase may not occur as anticipated or at all. Moreover, a stock judged to be undervalued actually may be appropriately priced at a low level.

Real Estate Investment Trusts (“REITs”) Risk. In addition to risks associated with investing in real estate securities, REITs are dependent upon management skills, are not diversified, and are subject to heavy cash flow dependency, risks of default by borrowers, and self-liquidation. Investment in REITs also involves risks similar to risks of investing in small market capitalization companies, such as limited financial resources, less frequent and limited volume trading, and may be subject to more abrupt or erratic price movements than larger company securities. A REIT could fail to qualify for tax-free pass-through of income under the Internal Revenue Code. Fund shareholders will indirectly bear their proportionate share of the expenses of REITs in which the fund invests.
Real Estate Securities Risk. Real estate securities are subject to the risks associated with direct ownership of real estate, including declines in value, adverse economic conditions, increases in expenses, regulatory changes and environmental problems. Investing in securities of companies in the real estate industry, subjects a fund to the special risks associated with the real estate market including factors such as loss to casualty or condemnation, changes in real estate values, property taxes, interest rates, cash flow of underlying real estate assets, occupancy rates, government regulations affecting zoning, land use and rents, and the management skill and creditworthiness of the issuer.
Redemption Risk. A fund that serves as an underlying fund for a fund of funds is subject to certain risks. When a fund of funds reallocates or rebalances its investments, an underlying fund may experience relatively large redemptions or investments. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

Performance
The following information provides some indication of the risks of investing in the Fund. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information by calling 1-800-222-5852 or online at:

•	For Classes A, J, and P - www.principalfunds.com.

•	For Institutional Class and Classes R-1, R-2, R-3, R-4, R-5, and R-6 - www.principal.com.
Using the historical performance of the Fund's Institutional Class shares, adjusted as described below, the bar chart shows the investment returns of the Fund’s Class A shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). These annual returns do not reflect sales charges on Class A shares; if they did, results would be lower. The table shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare with those of one or more broad measures of market performance.
For periods prior to the inception date of Class J shares (March 2, 2009), Classes A and P shares (June 3, 2014) and Class R-6 shares (November 25, 2014), the performance shown in the bar chart and the table for these classes is based on the performance of the Fund's Institutional Class shares, adjusted to reflect the respective fees and expenses of each class. These adjustments for these newer classes result in performance for such periods that is no higher than the historical performance of the Institutional Class shares, which were first sold on June 1, 2004.

Total Returns as of December 31 (Class A shares)

Highest return for a quarter during the period of the bar chart above:	Q3 '09	23.75%
Lowest return for a quarter during the period of the bar chart above:	Q4 '08	(27.14)%

Average Annual Total Returns - PFI Prospectus - SmallCap Value Fund II	Label	1 Year	5 Years	10 Years
SmallCap Value Fund II, Class A	Class A Return Before Taxes	(12.11%)	5.73%	3.45%
SmallCap Value Fund II, Class A | After Taxes on Distributions	Class A Return After Taxes on Distributions	(3.74%)	5.58%	3.72%
SmallCap Value Fund II, Class A | After Taxes on Distributions and Sales	Class A Return After Taxes on Distribution and Sale of Fund Shares	(9.76%)	7.73%	5.16%
SmallCap Value II Fund, Class J [Member]	Class J Return Before Taxes	(5.29%)	8.82%	5.46%
SmallCap Value Fund II, Class P	Class P Return Before Taxes	(4.11%)	9.29%	6.07%
SmallCap Value II Fund, Institutional Class [Member]	Institutional Class Return Before Taxes	(4.01%)	9.47%	6.24%
SmallCap Value II Fund, Class R-1 [Member]	Class R-1 Return Before Taxes	(4.79%)	8.51%	5.32%
SmallCap Value II Fund, Class R-2 [Member]	Class R-2 Return Before Taxes	(4.66%)	8.66%	5.45%
SmallCap Value II Fund, Class R-3 [Member]	Class R-3 Return Before Taxes	(4.54%)	8.85%	5.64%
SmallCap Value II Fund, Class R-4 [Member]	Class R-4 Return Before Taxes	(4.36%)	9.06%	5.84%
SmallCap Value II Fund, Class R-5 [Member]	Class R-5 Return Before Taxes	(4.22%)	9.18%	5.96%
SmallCap Value Fund II, Class R-6 Shares	Class R-6 Return Before Taxes	(4.01%)	9.33%	6.11%
Russell 2000 Value Index [Member]	Russell 2000 Value Index (reflects no deduction for fees, expenses, or taxes)	(7.47%)	7.67%	5.57%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A shares only and would be different for the other share classes.

PFI Prospectus | Tax-Exempt Bond Fund [Member]
TAX-EXEMPT BOND FUND
Objective:
The Fund seeks to provide a high level of income that is exempt from federal income tax while protecting investors’ capital.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Class A Shares of Principal Funds, Inc. More information about these and other discounts is available from your financial professional and in “Choosing a Share Class and The Costs of Investing” beginning on page 398 of the Fund’s prospectus and “Multiple Class Structure” beginning on page 6 of the Fund’s Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - PFI Prospectus - Tax-Exempt Bond Fund	Tax-Exempt Bond Fund, Class A [Member]	Tax-Exempt Bond Fund, Class C [Member]	Tax-Exempt Bond Fund, Class P [Member]	Tax-Exempt Bond Fund, Institutional [Member]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	3.75%	none	none	none
Maximum Deferred Sales Charge (as a percentage)	1.00%	1.00%	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - PFI Prospectus - Tax-Exempt Bond Fund		Tax-Exempt Bond Fund, Class A [Member]	Tax-Exempt Bond Fund, Class C [Member]	Tax-Exempt Bond Fund, Class P [Member]		Tax-Exempt Bond Fund, Institutional [Member]
Management Fees (as a percentage of Assets)		0.45%	0.45%	0.45%		0.45%
Distribution and Service (12b-1) Fees		0.25%	1.00%
Component1 Other Expenses		0.02%	0.02%	0.02%	[1]	0.02%	[1]
Component2 Other Expenses		0.09%	0.31%	0.14%	[1]	0.13%	[1]
Expenses (as a percentage of Assets)		0.81%	1.78%	0.61%		0.60%
Fee Waiver or Reimbursement	[2]		(0.16%)	(0.06%)		none
Net Expenses (as a percentage of Assets)		0.81%	1.62%	0.55%		0.60%
[1]	Based on estimated amounts for the current fiscal year (Class P and Institutional Class).
[2]	Principal Management Corporation ("Principal"), the investment advisor, has contractually agreed to limit the Fund’s expenses by paying, if necessary, expenses normally payable by the Fund, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses) to maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 1.60% for Class C, 0.53% for Class P and 0.60% for Institutional shares. It is expected that the expense limits will continue through the period ending February 28, 2017; however, Principal Funds, Inc. and Principal, the parties to the agreement, may mutually agree to terminate the expense limits prior to the end of the period. Class AClass CClass PInstitutionalFee Waiver Reimbursement DateFebruary 28, 2017February 28, 2017February 28, 2017February 28, 2017

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - PFI Prospectus - Tax-Exempt Bond Fund - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Tax-Exempt Bond Fund, Class A [Member]	455	624	808	1,339
Tax-Exempt Bond Fund, Class C [Member]	265	542	947	2,079
Tax-Exempt Bond Fund, Class P [Member]	56	188	333	755
Tax-Exempt Bond Fund, Institutional [Member]	61	192	335	750

With respect to Class C shares, you would pay the following expenses if you did not redeem your shares (all other classes would be the same as in the above example):
Expense Example, No Redemption	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
PFI Prospectus | Tax-Exempt Bond Fund | Tax-Exempt Bond Fund, Class C [Member] | USD ($)	165	542	947	2,079

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 21.0% of the average value of its portfolio.

Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in tax-exempt bonds (securities issued by or on behalf of state or local governments and other public authorities) at the time of purchase. Many of these are from California and Illinois. Generally, municipal obligations pay interest that is exempt from federal income tax. The Fund also invests in inverse floating rate obligations, which are generally more volatile than other types of municipal obligations and may involve leverage. The Fund may invest up to 20% of its assets in below investment grade bonds (sometimes called “high yield bonds” or "junk bonds") which are rated at the time of purchase Ba1 or lower by Moody's Investors Service, Inc. ("Moody's") and BB+ or lower by Standard & Poor's Rating Service ("S&P") (if the bond has been rated by only one of those agencies, that rating will determine whether the bond is below investment grade; if the bond has not been rated by either of those agencies, the Sub-Advisor will determine whether the bond is of a quality comparable to those rated below investment grade). Under normal circumstances, the Fund maintains an average portfolio duration that is within ±50% of the duration of the Barclays Municipal Bond Index, which as of December 31, 2015 was 6.24 years.
During the fiscal year ended October 31, 2015, the average ratings of the Fund’s fixed-income assets, based on market value at each month-end, were as follows (all ratings are by Moody’s):

16.28% in securities rated Aaa	9.94% in securities rated Baa	0.00% in securities rated Caa	0.00% in securities rated D
38.67% in securities rated Aa	4.36% in securities rated Ba	0.00% in securities rated Ca	8.22% in securities not rated
19.08% in securities rated A	3.45% in securities rated B	0.00% in securities rated C

Principal Risks
The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund, in alphabetical order, are:
Counterparty Risk. Counterparty risk is the risk that the counterparty to a contract or other obligation will be unable or unwilling to honor its obligations.
Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income securities could default on its payment obligations.
Geographic Concentration Risk. A fund that invests significant portions of its assets in particular geographic areas (a particular state, such as California or Illinois, or a particular country or region) has greater exposure than other funds to economic conditions and developments in those areas.
High Yield Securities Risk. High yield fixed-income securities (commonly referred to as "junk bonds") are subject to greater credit quality risk than higher rated fixed-income securities and should be considered speculative.
Inverse Floating Rate Investments Risk. Inverse floating rate investments are extremely sensitive to changes in interest rates and in some cases their market value may be extremely volatile.
Leverage Risk. Leverage created by borrowing or certain types of transactions or investments may impair the fund's liquidity, cause it to liquidate positions at an unfavorable time, increase volatility of the fund's net asset value, or diminish the fund's performance.
Municipal Obligations Risk. Principal and interest payments on municipal securities may not be guaranteed by the issuing body and may be payable only from a particular source. That source may not perform as expected and payment obligations may not be made or made on time.
Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will be to changes in interest rates.

Performance
The following information provides some indication of the risks of investing in the Fund. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information by calling 1-800-222-5852 or online at:

•	For Classes A, C, and P - www.principalfunds.com.

•	For Institutional Class - www.principal.com.
The bar chart shows the investment returns of the Fund’s Class A shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). These annual returns do not reflect sales charges on Class A shares; if they did, results would be lower. The table shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare with those of one or more broad measures of market performance.
For periods prior to the inception date of the Institutional Class shares (May 18, 2015) and Class P shares (August 24, 2015), the performance shown in the bar chart and table for these classes is based on the performance of the Fund's Class A shares, adjusted to reflect the fees and expenses of each class. Where this adjustment for fees and expenses results in performance for a newer class that is higher than the historical performance of the Class A shares, the historical performance of the Class A shares is used for the newer class (without respect to sales charges, if not applicable to the newer class). These adjustments for these newer classes result in performance for such periods that is no higher than the historical performance of the Class A shares.
The Fund commenced operations after succeeding to the operations of another fund on January 12, 2007. Performance for periods prior to that date is based on the performance of the predecessor fund, which commenced operations on January 3, 1977.

Total Returns as of December 31 (Class A shares)

Highest return for a quarter during the period of the bar chart above:	Q3 '09	10.13%
Lowest return for a quarter during the period of the bar chart above:	Q4 '08	(5.96)%

Average Annual Total Returns - PFI Prospectus - Tax-Exempt Bond Fund	Label	1 Year	5 Years	10 Years
Tax-Exempt Bond Fund, Class A [Member]	Class A Return Before Taxes	(0.07%)	5.24%	3.89%
Tax-Exempt Bond Fund, Class A [Member] | After Taxes on Distributions	Class A Return After Taxes on Distributions	1.55%	5.03%	3.97%
Tax-Exempt Bond Fund, Class A [Member] | After Taxes on Distributions and Sales	Class A Return After Taxes on Distributions and Sale of Fund Shares	(0.07%)	5.24%	3.89%
Tax-Exempt Bond Fund, Class C [Member]	Class C Return Before Taxes	1.98%	5.22%	3.46%
Tax-Exempt Bond Fund, Class P [Member]	Class P Return Before Taxes	3.77%	6.05%	4.29%
Tax-Exempt Bond Fund, Institutional [Member]	Institutional Class Return Before Taxes	3.96%	6.09%	4.31%
Barclays Municipal Bond Index [Member]	Barclays Municipal Bond Index (reflects no deduction for fees, expenses, or taxes)	3.30%	5.35%	4.72%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Institutional Class shares only and would be different for the other classes.

[1]	During 2010, the Class experienced a significant one-time gain of approximately $0.08/share as the result of a settlement in an SEC administrative proceeding. If such gain had not been recognized, the total return amounts expressed herein would have been lower.
[2]	During 2007, the Fund processed a significant (relative to Class A) "As Of" transaction that resulted in a gain to the remaining shareholders of Class A. “As-of” transaction processing occurs when a fund transaction is processed after its receipt date but “as of” the date required by SEC rule. In accordance with the Fund's shareholder processing policies, this benefit inures all shareholders of Class A. Had such a gain not been recognized, the total return amounts expressed herein would have been smaller.
[3]	Highest return for a quarter during the period of the bar chart above:Q4 ‘1017.62 %Lowest return for a quarter during the period of the bar chart above:Q4 ‘08(25.27)%
[4]	Highest return for a quarter during the period of the bar chart above:Q3 '0920.43 %Lowest return for a quarter during the period of the bar chart above:Q4 '08(28.66)%
[5]	Average Annual Total ReturnsFor the periods ended December 31, 20151 Year5 Years10 YearsClass A Return Before Taxes(10.05)%9.87%6.06%Class A Return After Taxes on Distributions(10.77)%8.81%5.17%Class A Return After Taxes on Distribution and Sale of Fund Shares(5.10)%7.63%4.71%Class J Return Before Taxes(5.37)%11.38%6.79%Class P Return Before Taxes(4.27)%11.35%6.80%Institutional Class Return Before Taxes(4.10)%11.85%7.36%Class R-1 Return Before Taxes(4.90)%10.87%6.40%Class R-2 Return Before Taxes(4.77)%11.01%6.54%Class R-3 Return Before Taxes(4.65)%11.22%6.73%Class R-4 Return Before Taxes(4.41)%11.44%6.94%Class R-5 Return Before Taxes(4.34)%11.56%7.06%Class R-6 Return Before Taxes(4.12)%11.35%6.80%Russell Midcap Value Index (reflects no deduction for fees, expenses, or taxes)(4.78)%11.25%7.61%
[6]	Management Fees in the table have been restated to reflect current fees. Effective March 1, 2016, the Management Fees were reduced.